SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 2.6%
Consumer, Non-cyclical — 0.6%
Utah Acquisition Sub, Inc., 3.150%, 6/15/21	$3,000,000	$3,009,506

Financial — 2.0%
Royal Bank of Canada GMTN, (3-mo. USD LIBOR + 0.390%), 0.602%, 4/30/21 ‡	8,000,000	8,002,769
Toronto-Dominion Bank (The) MTN, 2.125%, 4/07/21	3,000,000	3,000,324

		11,003,093

TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $13,996,337)		14,012,599

CORPORATE BONDS AND NOTES — 39.4%
Basic Materials — 0.7%
Eastman Chemical Co., 3.500%, 12/01/21	2,000,000	2,041,071
Westlake Chemical Corp., 3.600%, 7/15/22	1,500,000	1,534,906

		3,575,977

Communications — 1.0%
Alphabet, Inc., 3.625%, 5/19/21	863,000	866,652
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	4,000,000	4,588,525

		5,455,177

Consumer, Cyclical — 2.4%
BMW US Capital LLC, 3.100%, 4/12/21 ±	500,000	500,283
VF Corp., 2.050%, 4/23/22	3,000,000	3,049,866
Walgreen Co., 3.100%, 9/15/22	2,000,000	2,073,557
Walmart, Inc., (3-mo. USD LIBOR + 0.230%), 0.427%, 6/23/21 ‡	7,512,000	7,515,888

		13,139,594

Consumer, Non-cyclical — 1.0%
Anthem, Inc., 3.300%, 1/15/23	4,000,000	4,200,627
Mylan, Inc., 3.125%, 1/15/23 ±	1,100,000	1,146,581

		5,347,208

Energy — 2.8%
Chevron Corp., (3-mo. USD LIBOR + 0.480%), 0.664%, 3/03/22 ‡	1,640,000	1,646,099
Chevron Corp., (3-mo. USD LIBOR + 0.530%), 0.724%, 11/15/21 ‡	7,645,000	7,670,442
ConocoPhillips Co., 2.400%, 12/15/22	2,719,000	2,796,452
EOG Resources, Inc., 2.625%, 3/15/23	2,000,000	2,077,139
Kinder Morgan Energy Partners LP, 3.950%, 9/01/22	449,000	466,824
Williams Cos., Inc. (The), 3.350%, 8/15/22	495,000	509,534

		15,166,490

Financial — 3.4%
American Express Co., 2.650%, 12/02/22	1,000,000	1,037,493
Aon Corp., 2.200%, 11/15/22	4,500,000	4,622,646
Bank of America Corp. GMTN, 3.300%, 1/11/23	500,000	525,402

	FACE AMOUNT	VALUE†
Bank of Montreal, (3-mo. USD LIBOR + 0.460%), 0.685%, 4/13/21 ‡	$1,162,000	$1,162,158
Capital One Financial Corp., 3.200%, 1/30/23	3,000,000	3,142,138
Capital One Financial Corp., 4.750%, 7/15/21	934,000	945,392
Discover Financial Services, 3.850%, 11/21/22	1,079,000	1,134,347
Goldman Sachs Group, Inc. (The), 3.200%, 2/23/23	4,000,000	4,186,715
Santander UK Group Holdings PLC, 2.875%, 8/05/21	750,000	756,284
Toronto-Dominion Bank (The) MTN, 3.250%, 6/11/21	502,000	504,836
Wells Fargo & Co. MTN, 3.500%, 3/08/22	167,000	172,030

		18,189,441

Government — 24.3%
Asian Development Bank, (3-mo. USD LIBOR + 0.010%), 0.194%, 12/15/21 ‡	10,000,000	10,002,262
U.S. Treasury Note, 0.125%, 2/15/24	51,000,000	50,721,094
U.S. Treasury Note, 0.250%, 3/15/24	53,500,000	53,355,801
U.S. Treasury Note, 2.125%, 3/31/24	16,000,000	16,842,187

		130,921,344

Industrial — 1.2%
CNH Industrial Capital LLC, 3.875%, 10/15/21	500,000	508,596
Penske Truck Leasing Co. LP / PTL Finance Corp., 4.250%, 1/17/23 ±	2,500,000	2,656,624
Ryder System, Inc. MTN, 2.500%, 9/01/22	2,600,000	2,668,001
Ryder System, Inc. MTN, 2.875%, 6/01/22	515,000	527,946

		6,361,167

Technology — 2.5%
Apple, Inc., (3-mo. USD LIBOR + 0.500%), 0.691%, 2/09/22 ‡	3,645,000	3,660,358
Micron Technology, Inc., 2.497%, 4/24/23	2,600,000	2,696,239
Oracle Corp., 2.500%, 10/15/22	3,000,000	3,098,714
VMware, Inc., 2.950%, 8/21/22	3,983,000	4,108,401

		13,563,712

Utility — 0.1%
Edison International, 2.950%, 3/15/23	681,000	704,031

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $211,362,606)		212,424,141

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.5%
Agency Securities — 5.3%
Federal Farm Credit Banks, (1-mo. USD LIBOR + 0.045%), 0.151%, 4/16/21 ‡	28,350,000	28,351,493

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
U.S. GOVERNMENT & AGENCY OBLIGATIONS (Continued)
U.S. Treasury Securities — 22.2%
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.055%), 0.070%, 7/31/22 ‡	$30,000,000	$30,016,340
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.114%), 0.129%, 4/30/22 ‡	41,250,000	41,298,652
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.139%), 0.154%, 4/30/21 ‡	48,250,000	48,253,147

		119,568,139

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $147,866,987)		147,919,632

SHORT-TERM INVESTMENTS — 28.5%
Agency Securities — 2.0%
Federal Home Loan Bank Discount Notes, 0.000%, 4/27/21 #	11,000,000	11,000,079

Certificates of Deposits — 0.6%
Bank of Montreal, (SOFR + 0.200%), 0.210%, 2/11/22 ‡	3,000,000	3,000,633

Commercial Paper — 22.2%
Apple, Inc., 0.000%, 4/20/21 #	5,000,000	4,999,868
Apple, Inc., 0.000%, 4/19/21 #	4,250,000	4,249,809
Australia & New Zealand Banking Group Ltd., 0.000%, 4/26/21 #	5,000,000	4,999,514
Banque Et Caisse Epargne, 0.000%, 5/06/21 #	5,000,000	4,999,222
Banque Et Caisse Epargne, 0.000%, 6/10/21 #	2,000,000	1,999,606
Caisse Des Depots Et Consignations, 0.000%, 6/03/21 #	3,000,000	2,999,392
Caisse Des Depots Et Consignations, 0.000%, 5/04/21 #	1,500,000	1,499,814
Chevron Corp., 0.000%, 5/07/21 #	5,000,000	4,999,700
Chevron Corp., 0.000%, 4/08/21 #	1,000,000	999,988
DNB Bank ASA, 0.000%, 7/08/21 #	2,750,000	2,749,153
Exxon Mobil Corp., 0.000%, 4/21/21 #	4,250,000	4,249,575
FMS Wertmanagement, 0.000%, 4/29/21 #	4,000,000	3,999,533
Merck & Co., Inc., 0.000%, 4/15/21 #	8,000,000	7,999,813
National Securities Clearing Corp., 0.000%, 5/04/21 #	5,000,000	4,999,771

	FACE AMOUNT	VALUE†
National Securities Clearing Corp., 0.000%, 4/14/21 #	5,000,000	4,999,874
Nederlandse Waterschapsbank NV, 0.000%, 4/07/21 #	$2,300,000	$2,299,939
Proctor Gamble And Co., 0.000%, 4/06/21 #	13,000,000	12,999,819
Proctor Gamble And Co., 0.000%, 4/07/21 #	2,000,000	1,999,967
PSP Capital Inc., 0.000%, 4/21/21 #	3,000,000	2,999,667
PSP Capital Inc., 0.000%, 4/21/21 #	8,750,000	8,748,930
Queensland Treasury, 0.000%, 6/04/21 #	3,000,000	2,999,447
Skandinaviska Enskilda Banken AB, 0.000%, 5/19/21 #	4,000,000	3,999,253
Svenska Handelsbanken AB, 0.000%, 4/08/21 #	6,000,000	5,999,767
Swedbank, 0.000%, 6/11/21 #	1,000,000	999,788
Total Capital Canada Ltd., 0.000%, 5/05/21 #	5,000,000	4,998,961
Total Capital Canada Ltd., 0.000%, 5/06/21 #	6,000,000	5,998,717
Westpac Banking Corp., 0.000%, 4/07/21 #	2,000,000	1,999,947
Westpac Banking Corp., (3-mo. USD LIBOR + 0.010%), 0.211%, 2/07/22 ±‡	3,000,000	2,999,497

		119,788,331

U.S. Treasury Securities — 2.9%
Treasury Floating Rate Note, (3-mo. Treasury money market yield + 0.049%), 0.064%, 1/31/23 ‡	7,250,000	7,253,949
U.S. Treasury Bill, 0.000%, 4/13/21 #	8,500,000	8,500,000

		15,753,949

Banks — 0.3%
Bank of Montreal/Chicago IL, (3-mo. USD LIBOR + 0.040%), 0.223%, 3/10/22 ‡	1,500,000	1,500,000

	SHARES
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.036%	2,508,847	2,508,847

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $153,546,954)		153,551,839

Total Investments — 98.0% (Identified Cost $526,772,884)		527,908,211

Cash and Other Assets, Less Liabilities — 2.0%		10,804,220

Net Assets — 100.0%		$538,712,431

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2021.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2021 amounted to $7,302,985 or 1.36% of the net assets of the Fund.

#	Zero coupon bond

Key to abbreviations:

GMTN — Global Medium Term Note

MTN — Medium Term Note

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2021

(As a percentage of total investments (excluding short-term money market investment)) (Unaudited)

Sector	Percentage
Government	59.3%
Commercial Paper	15.6%
Financial	8.5%
Energy	3.8%
Technology	3.5%
Consumer, Non-cyclical	3.2%
Consumer, Cyclical	2.5%
Industrial	1.2%
Communications	1.0%
Basic Materials	0.7%
Certificates of Deposits	0.6%
Utilities	0.1%

100.0%

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

		FACE AMOUNT	VALUE†
BONDS AND NOTES — 97.4%
Australia — 7.6%
ASB Finance Ltd., 0.500%, 6/10/22	EUR	800,000	$947,817
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.750%), 0.760%, 7/16/21 ‡	AUD	1,000,000	760,998
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.760%), 0.770%, 1/16/25 ‡	AUD	10,000,000	7,720,791
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.770%), 0.800%, 8/29/24 ‡	AUD	500,000	386,184
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 0.880%), 0.890%, 2/08/22 ‡	AUD	500,000	382,284
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.000%), 1.037%, 3/07/22 ‡	AUD	1,000,000	765,835
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.100%), 1.110%, 2/08/24 ‡	AUD	2,000,000	1,556,006
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.130%), 1.140%, 8/16/21 ‡	AUD	500,000	381,228
Australia Government Bond, 0.250%, 11/21/25	AUD	5,000,000	3,728,161
Commonwealth Bank of Australia, 0.500%, 7/11/22	EUR	500,000	593,250
Commonwealth Bank of Australia, (3-mo. Swap + 0.800%), 0.810%, 4/25/23 ‡	AUD	3,500,000	2,691,523
Commonwealth Bank of Australia, (3-mo. Swap + 0.880%), 0.890%, 7/25/22 ‡	AUD	1,000,000	767,241
Commonwealth Bank of Australia, (3-mo. Swap + 0.930%), 0.940%, 8/16/23 ‡	AUD	500,000	386,472
Commonwealth Bank of Australia, 2.750%, 8/16/21	AUD	2,500,000	1,916,926
Commonwealth Bank of Australia, 2.900%, 7/12/21	AUD	1,790,000	1,369,653
National Australia Bank Ltd., (3-mo. Swap + 0.770%), 0.780%, 1/21/25 ‡	AUD	3,100,000	2,393,570
National Australia Bank Ltd., (3-mo. Swap + 0.800%), 0.811%, 2/10/23 ‡	AUD	2,000,000	1,537,249
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 0.910%, 5/16/23 ‡	AUD	1,000,000	771,163
National Australia Bank Ltd., (3-mo. Swap + 0.900%), 0.916%, 7/05/22 ‡	AUD	1,000,000	767,022

		FACE AMOUNT	VALUE†
National Australia Bank Ltd., (3-mo. Swap + 0.920%), 0.949%, 6/19/24 ‡	AUD	2,000,000	$1,550,560
National Australia Bank Ltd., (3-mo. Swap + 0.930%), 0.960%, 9/26/23 ‡	AUD	6,000,000	4,639,290
National Australia Bank Ltd., 3.000%, 5/12/21	AUD	1,643,000	1,251,518
National Australia Bank Ltd. GMTN, 0.350%, 9/07/22	EUR	3,150,000	3,733,915
National Australia Bank Ltd. GMTN, 0.875%, 1/20/22	EUR	2,620,000	3,105,970
Westpac Banking Corp., 0.250%, 1/17/22	EUR	1,575,000	1,858,029
Westpac Banking Corp., (3-mo. Swap + 0.620%), 0.630%, 5/16/22 ‡	AUD	500,000	381,941
Westpac Banking Corp., (3-mo. Swap + 0.880%), 0.890%, 8/16/24 ‡	AUD	2,500,000	1,937,545
Westpac Banking Corp., (3-mo. Swap + 0.950%), 0.960%, 11/16/23 ‡	AUD	1,000,000	774,157
Westpac Banking Corp., (3-mo. Swap + 1.110%), 1.120%, 2/07/22 ‡	AUD	1,000,000	766,061
Westpac Banking Corp., (3-mo. Swap + 1.140%), 1.150%, 4/24/24 ‡	AUD	5,500,000	4,288,999

			54,111,358

Austria — 0.7%
Oesterreichische Kontrollbank AG GMTN, 0.500%, 2/02/26	USD	5,000,000	4,873,006

Belgium — 2.5%
Dexia Credit Local SA, 0.250%, 6/02/22	EUR	5,850,000	6,925,434
Dexia Credit Local SA, 0.625%, 1/21/22	EUR	300,000	355,133
Dexia Credit Local SA, 0.750%, 1/25/23	EUR	1,200,000	1,439,827
Dexia Credit Local SA, 0.875%, 9/07/21	GBP	1,500,000	2,074,644
Dexia Credit Local SA, 1.125%, 6/15/22	GBP	4,900,000	6,829,787

			17,624,825

Canada — 19.9%
Bank of Montreal, (3-mo. EUR EURIBOR + 0.500%), 0.000%, 9/28/21 ‡#	EUR	6,277,000	7,379,779
Bank of Montreal, 0.250%, 11/17/21	EUR	300,000	353,467
Bank of Montreal, 1.610%, 10/28/21	CAD	10,000,000	8,020,530
Bank of Montreal MTN, (3-mo. Swap + 0.920%), 0.939%, 10/06/22 ‡	AUD	1,000,000	767,407
Bank of Montreal MTN, (3-mo. Swap + 0.990%), 1.027%, 9/07/23 ‡	AUD	3,500,000	2,698,827
Bank of Nova Scotia, (3-mo. Swap + 0.760%), 0.797%, 9/07/21 ‡	AUD	1,000,000	761,592

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Canada (Continued)
Bank of Nova Scotia (The), 0.375%, 4/06/22	EUR	2,500,000	$2,954,594
Bank of Nova Scotia (The), 1.750%, 12/23/22	GBP	1,000,000	1,409,137
Bank of Nova Scotia (The), 1.900%, 12/02/21	CAD	14,500,000	11,664,614
Canada Housing Trust No 1, (CDOR - 0.060%), 0.378%, 9/15/23 ±‡	CAD	16,000,000	12,791,342
Canada Housing Trust No 1, (CDOR - 0.040%), 0.398%, 3/15/25 ±‡	CAD	4,000,000	3,202,578
Canadian Imperial Bank of Commerce, 0.750%, 3/22/23	EUR	2,300,000	2,751,850
Canadian Imperial Bank of Commerce, 2.040%, 3/21/22	CAD	2,500,000	2,024,648
Canadian Imperial Bank of Commerce, 2.300%, 7/11/22	CAD	1,000,000	815,167
Canadian Imperial Bank of Commerce, 2.900%, 9/14/21	CAD	9,000,000	7,246,694
Export Development Canada, (3-mo. GBP LIBOR + 0.080%), 0.136%, 11/15/21 ‡	GBP	3,000,000	4,135,934
Export Development Canada, (SONIA + 0.310%), 0.359%, 5/29/24 ‡	GBP	1,500,000	2,075,447
Export Development Canada, (SONIA + 0.330%), 0.379%, 1/17/25 ‡	GBP	1,000,000	1,385,250
Export Development Canada, 2.400%, 6/07/21	AUD	2,000,000	1,525,156
Hydro-Quebec, (CDOR + 0.200%), 0.648%, 4/14/23 ‡	CAD	3,000,000	2,399,833
Province of Manitoba Canada, 1.500%, 12/15/22	GBP	825,000	1,159,093
Province of Ontario Canada, (CDOR + 0.050%), 0.488%, 8/21/23 ‡	CAD	8,000,000	6,403,819
Province of Ontario Canada, (CDOR + 0.150%), 0.585%, 6/27/22 ‡	CAD	12,000,000	9,591,979
Province of Ontario Canada, 0.625%, 1/21/26	USD	1,000,000	978,636
Province of Quebec Canada, (CDOR + 0.405%), 0.855%, 10/13/24 ‡	CAD	15,000,000	12,171,521
Royal Bank of Canada, 1.583%, 9/13/21	CAD	24,000,000	19,213,750
Toronto-Dominion Bank (The), 0.750%, 1/06/26 @	USD	1,500,000	1,464,832
Toronto-Dominion Bank (The), (3-mo. Swap + 1.000%), 1.016%, 7/10/24 ‡	AUD	2,000,000	1,542,655
Toronto-Dominion Bank (The), 1.128%, 12/09/25	CAD	1,100,000	859,570

		FACE AMOUNT	VALUE†
Toronto-Dominion Bank (The), 3.005%, 5/30/23	CAD	15,000,000	$12,532,705

			142,282,406

Denmark — 0.2%
Kommunekredit, 0.500%, 1/28/26	USD	1,800,000	1,758,582

Finland — 0.7%
Kuntarahoitus Oyj, 0.625%, 3/20/26	USD	1,600,000	1,571,533
OP Corporate Bank plc, 0.750%, 3/03/22	EUR	900,000	1,066,837
OP Corporate Bank plc, 2.500%, 5/20/22	GBP	1,642,000	2,319,180

			4,957,550

France — 7.2%
Agence Francaise de Developpement EPIC, 0.625%, 1/22/26	USD	2,800,000	2,743,216
Agence Francaise de Developpement EPIC, 3.125%, 1/04/24	EUR	10,000,000	12,883,013
Caisse d’Amortissement de la Dette Sociale, 3.375%, 4/25/21	EUR	500,000	587,571
Sanofi, 0.500%, 3/21/23	EUR	14,200,000	16,903,978
Sanofi, 1.125%, 3/10/22	EUR	500,000	592,590
SNCF Reseau, 0.100%, 5/27/21	EUR	2,400,000	2,816,633
SNCF Reseau, 5.500%, 12/01/21	GBP	4,628,000	6,601,102
Total Capital Canada Ltd., 1.125%, 3/18/22	EUR	2,000,000	2,380,672
Total Capital International SA, 0.250%, 7/12/23	EUR	2,700,000	3,207,224
Total Capital International SA, 2.125%, 3/15/23	EUR	2,000,000	2,458,899
UNEDIC ASSEO, 0.300%, 11/04/21	EUR	500,000	589,193

			51,764,091

Germany — 6.7%
Allianz Finance II BV, 3.500%, 2/14/22	EUR	600,000	727,593
Deutsche Bahn Finance GMBH, 2.750%, 6/20/22	GBP	1,780,000	2,530,493
Deutsche Bahn Finance GMBH, 4.375%, 9/23/21	EUR	500,000	599,895
Kreditanstalt fuer Wiederaufbau, 0.625%, 1/22/26 @	USD	3,500,000	3,441,219
Kreditanstalt fuer Wiederaufbau, 0.750%, 2/19/26	CAD	1,600,000	1,244,491
Kreditanstalt fuer Wiederaufbau, 1.625%, 4/03/24	NOK	19,000,000	2,263,064
Kreditanstalt fuer Wiederaufbau, 2.000%, 2/07/22	CAD	15,000,000	12,120,196
Kreditanstalt fuer Wiederaufbau, 6.250%, 5/19/21	AUD	2,000,000	1,530,234
Landeskreditbank Baden-Wuerttemberg Foerderbank, (SOFR + 0.350%), 0.360%, 3/15/22 ‡	USD	2,600,000	2,605,733

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Germany (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank, 1.125%, 5/17/21	GBP	543,000	$749,481
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	USD	8,000,000	7,944,322
Landwirtschaftliche Rentenbank MTN, 4.250%, 1/09/25	AUD	3,780,000	3,252,674
State of North Rhine-Westphalia Germany, (3-mo. GBP LIBOR + 0.060%), 0.099%, 10/29/21 ‡	GBP	6,000,000	8,270,126
State of Saxony-Anhalt, 3.750%, 4/06/21	EUR	250,000	293,175

			47,572,696

Japan — 2.6%
Toyota Finance Australia Ltd., 0.000%, 4/09/21 #	EUR	3,000,000	3,518,262
Toyota Finance Australia Ltd., 0.500%, 4/06/23	EUR	4,900,000	5,835,848
Toyota Motor Credit Corp., 0.000%, 7/21/21 #	EUR	400,000	469,745
Toyota Motor Credit Corp., 0.750%, 7/21/22	EUR	2,500,000	2,973,053
Toyota Motor Finance Netherlands BV, 0.250%, 1/10/22	EUR	912,000	1,074,852
Toyota Motor Finance Netherlands BV, 0.625%, 9/26/23	EUR	4,000,000	4,792,862

			18,664,622

Netherlands — 3.3%
Bank Nederlandse Gemeenten NV, 1.000%, 3/15/22	GBP	500,000	694,856
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, (SOFR + 0.300%), 0.335%, 1/12/24 ‡	USD	6,000,000	6,006,240
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.750%, 6/06/22	EUR	5,370,000	6,682,529
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA GMTN, 4.000%, 1/11/22	EUR	5,364,000	6,509,041
Nederlandse Waterschapsbank NV, (3-mo. USD LIBOR + 0.070%), 0.254%, 12/15/21 ±‡	USD	2,150,000	2,151,070
Shell International Finance BV, 1.000%, 4/06/22	EUR	600,000	713,543
Shell International Finance BV, 1.250%, 3/15/22	EUR	625,000	744,643

			23,501,922

New Zealand — 0.2%
ANZ New Zealand Int’l Ltd., 0.400%, 3/01/22	EUR	355,000	419,363
Bank of New Zealand, 1.000%, 3/03/26 ±	USD	1,000,000	980,072

			1,399,435

Norway — 1.6%
Equinor ASA, 0.875%, 2/17/23	EUR	500,000	597,658

		FACE AMOUNT	VALUE†
Equinor ASA, 1.750%, 1/22/26	USD	1,900,000	$1,944,553
Norway Government Bond, 1.500%, 2/19/26 ±	NOK	25,000,000	2,986,794
Norway Government Bond, 1.750%, 3/13/25 ±	NOK	19,000,000	2,293,311
Norway Government Bond, 3.000%, 3/14/24 ±	NOK	30,000,000	3,739,990

			11,562,306

Singapore — 1.7%
DBS Bank Ltd. MTN, (3-mo. Swap + 0.630%), 0.667%, 9/13/22 ‡	AUD	2,500,000	1,910,899
Monetary Authority of Singapore Bill, 0.000%, 4/09/21 #	SGD	2,500,000	1,858,292
Monetary Authority of Singapore Bill, 0.000%, 4/30/21 #	SGD	6,500,000	4,830,441
United Overseas Bank Ltd. MTN, (3-mo. Swap + 0.530%), 0.540%, 7/25/22 ‡	AUD	4,500,000	3,433,053

			12,032,685

Supranational — 13.8%
African Development Bank, 0.875%, 3/23/26	USD	11,850,000	11,754,160
Asian Development Bank, (SONIA + 0.250%), 0.299%, 10/12/23 @‡	GBP	998,000	1,380,122
Asian Development Bank, (SONIA + 0.260%), 0.309%, 2/01/22 ‡	GBP	2,500,000	3,452,462
Asian Development Bank, (SONIA + 0.290%), 0.338%, 3/19/24 @‡	GBP	4,669,000	6,464,434
Asian Development Bank GMTN, (FEDERAL + 0.250%), 0.320%, 5/28/24 ‡	USD	6,750,000	6,752,121
Asian Development Bank GMTN, 0.500%, 2/04/26	USD	2,500,000	2,443,735
EUROFIMA, (3-mo. USD LIBOR + 0.100%), 0.277%, 3/11/22 ‡	USD	3,500,000	3,499,125
EUROFIMA, (3-mo. USD LIBOR + 0.090%), 0.284%, 11/15/21 ‡	USD	5,600,000	5,604,928
European Bank for Reconstruction & Development, (SONIA + 0.260%), 0.309%, 1/18/22 ‡	GBP	1,750,000	2,416,232
European Bank for Reconstruction & Development GMTN, (SOFR + 0.260%), 0.270%, 3/13/23 ‡	USD	3,000,000	3,008,842
European Bank for Reconstruction & Development GMTN, (SONIA + 0.250%), 0.299%, 2/27/23 ‡	GBP	772,000	1,066,886
European Bank for Reconstruction & Development GMTN, (SONIA + 0.300%), 0.349%, 2/28/24 @‡	GBP	4,329,000	5,998,460

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
European Bank for Reconstruction & Development GMTN, (SONIA + 0.310%), 0.359%, 11/13/24 ‡	GBP	1,700,000	$2,359,033
European Investment Bank, (SONIA + 0.280%), 0.329%, 1/10/22 @‡	GBP	4,500,000	6,215,328
European Investment Bank, (SONIA + 0.310%), 0.359%, 1/15/25 ‡	GBP	1,550,000	2,152,344
European Investment Bank, 0.375%, 3/26/26	USD	7,000,000	6,798,662
European Investment Bank, (SONIA + 0.350%), 0.398%, 6/29/23 ‡	GBP	700,000	970,192
European Investment Bank, (SONIA + 1.000%), 1.048%, 9/08/25 ‡	GBP	3,000,000	4,292,955
Inter-American Development Bank, 2.750%, 10/30/25	AUD	300,000	246,717
Inter-American Development Bank, 4.400%, 1/26/26	CAD	554,000	507,210
Inter-American Development Bank MTN, 4.750%, 8/27/24	AUD	6,500,000	5,632,780
Inter-American Investment Corp., (3-mo. USD LIBOR + 0.090%), 0.314%, 10/12/21 ‡	USD	2,600,000	2,600,905
International Bank for Reconstruction & Development, (SONIA + 0.270%), 0.319%, 5/15/24 ‡	GBP	6,023,000	8,337,355
International Bank for Reconstruction & Development, 1.750%, 11/06/24	NOK	2,000,000	239,104
International Bank for Reconstruction & Development GMTN, 0.625%, 1/14/26	CAD	2,000,000	1,548,866
International Finance Corp., (SONIA + 0.250%), 0.299%, 1/18/22 ‡	GBP	1,000,000	1,380,659
Nordic Investment Bank, 1.500%, 3/13/25	NOK	10,000,000	1,182,981
Nordic Investment Bank, 1.875%, 4/10/24	NOK	4,000,000	479,468

			98,786,066

Sweden — 3.5%
Kommuninvest I Sverige AB, 0.250%, 6/01/22	SEK	84,380,000	9,701,135
Kommuninvest I Sverige AB, 0.750%, 2/22/23	SEK	10,000,000	1,163,321
Kommuninvest I Sverige AB, 1.000%, 11/13/23	SEK	17,370,000	2,042,781

		FACE AMOUNT	VALUE†
Skandinaviska Enskilda Banken AB, 0.850%, 9/02/25 ±	USD	500,000	$491,082
Skandinaviska Enskilda Banken AB GMTN, 0.300%, 2/17/22	EUR	918,000	1,084,012
Svensk Exportkredit AB, (SOFR + 1.000%), 1.016%, 5/25/23 ‡	USD	6,000,000	6,112,980
Svenska Handelsbanken AB, 0.250%, 2/28/22	EUR	250,000	295,165
Svenska Handelsbanken AB, 1.125%, 12/14/22	EUR	1,633,000	1,965,493
Svenska Handelsbanken AB, 2.375%, 1/18/22	GBP	400,000	560,639
Svenska Handelsbanken AB, 4.375%, 10/20/21	EUR	1,020,000	1,227,844

			24,644,452

Switzerland — 3.5%
Nestle Finance International Ltd., 0.750%, 11/08/21	EUR	1,250,000	1,476,432
Nestle Finance International Ltd., 0.750%, 5/16/23	EUR	3,000,000	3,589,620
Novartis Finance SA, 0.125%, 9/20/23	EUR	3,500,000	4,150,687
Novartis Finance SA, 0.500%, 8/14/23	EUR	13,460,000	16,064,165

			25,280,904

United States — 21.7%
3M Co., 0.950%, 5/15/23	EUR	3,120,000	3,756,358
3M Co., 1.875%, 11/15/21	EUR	500,000	594,704
Apple, Inc., 0.700%, 2/08/26	USD	1,175,000	1,152,984
Apple, Inc., 3.250%, 2/23/26	USD	1,192,000	1,302,222
Berkshire Hathaway, Inc., 0.625%, 1/17/23	EUR	1,767,000	2,103,502
Berkshire Hathaway, Inc., 0.750%, 3/16/23	EUR	400,000	476,977
Berkshire Hathaway, Inc., 1.300%, 3/15/24	EUR	560,000	682,600
Cisco Systems Inc/Delaware, 2.950%, 2/28/26	USD	500,000	543,390
Johnson & Johnson, 0.250%, 1/20/22	EUR	1,650,000	1,944,773
Merck & Co., Inc., 0.750%, 2/24/26 @	USD	3,700,000	3,644,000
Merck & Co., Inc., 1.125%, 10/15/21	EUR	1,000,000	1,177,801
National Securities Clearing Corp., 0.750%, 12/07/25	USD	1,000,000	976,044
National Securities Clearing Corp., 0.750%, 12/07/25 ±	USD	3,855,000	3,762,648
Pfizer, Inc., 0.250%, 3/06/22	EUR	5,075,000	5,985,191
Procter & Gamble Co. (The), 1.125%, 11/02/23	EUR	2,000,000	2,433,130
Procter & Gamble Co. (The), 2.000%, 11/05/21	EUR	794,000	944,565
Procter & Gamble Co. (The), 2.000%, 8/16/22	EUR	1,600,000	1,937,861
Roche Holdings, Inc., 0.991%, 3/05/26 ±@	USD	1,300,000	1,288,957
U.S. Treasury Note, 0.375%, 1/31/26	USD	45,000,000	43,864,453

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

		FACE AMOUNT	VALUE†
BONDS AND NOTES (Continued)
United States (Continued)
U.S. Treasury Note, 0.500%, 2/28/26 @	USD	46,500,000	$45,570,000
U.S. Treasury Note, 2.250%, 3/31/26	USD	28,000,000	29,801,953
Walmart, Inc., 1.900%, 4/08/22	EUR	1,000,000	1,193,867

			155,137,980

TOTAL BONDS AND NOTES (Identified Cost $675,063,941)			695,954,886

		SHARES
SHORT-TERM INVESTMENTS — 7.7%
Investment Company — 0.5%
State Street Institutional U.S. Government Money Market Fund 0.036%		3,165,539	3,165,539

Collateral For Securities On Loan — 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%,		51,523,480	51,523,480

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $54,689,019)			54,689,019

Total Investments — 105.1% (Identified Cost $ 729,752,960)			750,643,905
Liabilities, Less Cash and Other Assets — (5.1%)			(36,366,194)

Net Assets — 100.0%			$714,277,711

†	See Note 1
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2021.
±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2021 amounted to $33,687,846 or 4.72% of the net assets of the Fund.

@	A portion or all of the security were held on loan. As of March 31, 2021, the market value of the securities on loan was $50,990,366.
#	Zero coupon bond

Key to abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — British Pound

GMTN — Global Medium Term Note

MTN — Medium Term Note

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — U.S. Dollar

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2021

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/07/21	USD	2,737,823	AUD	3,609,880	Australia and New Zealand Banking Group	$2,741,905	$—	$(4,082)
04/07/21	USD	64,851,638	AUD	85,144,846	State Street Bank and Trust Co.	64,672,255	179,383	—
04/09/21	USD	50,504,745	GBP	36,882,656	Bank of America N.A.	50,846,873	—	(342,129)
04/12/21	USD	89,496,409	EUR	73,867,678	State Street Bank and Trust Co.	86,635,390	2,861,019	—
04/13/21	USD	29,483,750	SEK	244,946,371	State Street Bank and Trust Co.	28,048,847	1,434,903	—
04/14/21	USD	13,358,653	NOK	113,402,218	State Street Bank and Trust Co.	13,258,657	99,996	—
04/15/21	USD	72,454,503	EUR	59,989,848	State Street Bank and Trust Co.	70,363,214	2,091,289	—
04/21/21	USD	89,258,940	EUR	73,467,589	State Street Bank and Trust Co.	86,182,238	3,076,703	—
04/27/21	USD	516,068	CAD	648,587	Bank of America N.A.	516,132	—	(64)
04/27/21	USD	124,862,155	CAD	155,652,588	State Street Bank and Trust Co.	123,865,129	997,026	—
04/27/21	USD	444,285	CAD	558,572	State Street Bank and Trust Co.	444,500	—	(215)
05/18/21	USD	47,212,460	GBP	34,300,208	HSBC Bank USA	47,292,455	—	(79,996)
06/09/21	USD	12,615,030	SGD	16,995,710	State Street Bank and Trust Co.	12,630,329	—	(15,299)

							$10,740,317	$(441,784)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2021

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/09/21	GBP	5,036,382	USD	6,893,901	State Street Bank and Trust Co.	$6,943,217	$49,315	$—
04/09/21	GBP	1,044,343	USD	1,451,593	State Street Bank and Trust Co.	1,439,744	—	(11,850)
04/12/21	EUR	5,166,440	USD	6,059,278	Australia and New Zealand Banking Group	6,059,437	159	—
04/12/21	EUR	20,076,234	USD	24,023,889	State Street Bank and Trust Co.	23,546,325	—	(477,564)
04/13/21	SEK	7,382,470	USD	845,713	HSBC Bank USA	845,368	—	(345)
04/13/21	SEK	15,104,893	USD	1,730,366	Morgan Stanley & Co., Inc.	1,729,664	—	(703)
04/13/21	SEK	109,496,678	USD	12,942,309	State Street Bank and Trust Co.	12,538,482	—	(403,828)
04/15/21	EUR	11,928,322	USD	13,985,588	Australia and New Zealand Banking Group	13,990,952	5,364	—
04/15/21	EUR	2,052,882	USD	2,417,737	Australia and New Zealand Banking Group	2,407,864	—	(9,873)
04/15/21	EUR	2,039,744	USD	2,437,434	State Street Bank and Trust Co.	2,392,454	—	(44,980)
04/21/21	EUR	24,780,161	USD	29,585,738	State Street Bank and Trust Co.	29,068,734	—	(517,005)
05/18/21	GBP	1,523,264	USD	2,100,149	Bank of America N.A.	2,100,247	97	—
06/09/21	SGD	7,999,595	USD	5,941,207	State Street Bank and Trust Co.	5,944,883	3,676	—

							$58,612	$(1,466,147)

Total							$10,798,929	$(1,907,931)

The accompanying notes are an integral part of these portfolio of investments.

Country Weightings as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
United States	22.3%
Canada	20.4%
Supranational	14.2%
Australia	7.8%
France	7.4%
Germany	6.8%
Switzerland	3.6%
Sweden	3.6%
Netherlands	3.4%
Others	10.5%

100.0%

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.7%
Aerospace & Defense — 1.8%
Axon Enterprise, Inc. *	500	$71,210
Boeing Co. (The)	9,496	2,418,821
BWX Technologies, Inc.	2,913	192,083
Curtiss-Wright Corp.	847	100,454
General Dynamics Corp.	4,790	869,672
HEICO Corp.	909	114,352
HEICO Corp., Class A	1,141	129,618
Huntington Ingalls Industries, Inc.	1,027	211,408
L3Harris Technologies, Inc.	2,477	502,038
Lockheed Martin Corp.	6,768	2,500,776
Mercury Systems, Inc. *	613	43,309
Northrop Grumman Corp.	4,213	1,363,495
Raytheon Technologies Corp.	23,214	1,793,746
Teledyne Technologies, Inc. *	660	273,009
Textron, Inc.	4,852	272,100
TransDigm Group, Inc. *	1,007	592,036

		11,448,127

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,800	267,204
Expeditors International of Washington, Inc.	3,525	379,607
FedEx Corp.	5,241	1,488,654
United Parcel Service, Inc., Class B	15,345	2,608,497
XPO Logistics, Inc. *	1,934	238,462

		4,982,424

Airlines — 0.2%
Alaska Air Group, Inc.	3,201	221,541
American Airlines Group, Inc.	4,400	105,160
Delta Air Lines, Inc.	4,487	216,632
JetBlue Airways Corp. *	3,600	73,224
Southwest Airlines Co.	8,856	540,748
United Airlines Holdings, Inc. *	5,620	323,375

		1,480,680

Auto Components — 0.2%
Aptiv PLC	4,280	590,212
Autoliv, Inc.	1,465	135,952
BorgWarner, Inc.	3,685	170,837
Dana, Inc.	1,400	34,062
Gentex Corp.	5,624	200,608
Lear Corp.	1,257	227,831

		1,359,502

Automobiles — 1.2%
Ford Motor Co. *	21,768	266,658
General Motors Co.	7,100	407,966
Tesla, Inc. *	10,190	6,806,207
Thor Industries, Inc.	1,179	158,858

		7,639,689

Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A *	261	314,839
Brown-Forman Corp., Class A	1,202	76,531
Brown-Forman Corp., Class B	8,000	551,760
Coca-Cola Co. (The)	76,728	4,044,333
Constellation Brands, Inc., Class A	2,222	506,616
Keurig Dr Pepper, Inc.	3,375	115,999
Molson Coors Brewing Co., Class B	1,400	71,610
Monster Beverage Corp. *	6,606	601,741
PepsiCo, Inc.	32,416	4,585,243

		10,868,672

Biotechnology — 2.1%
AbbVie, Inc.	35,618	3,854,580
ACADIA Pharmaceuticals, Inc. *	971	25,052
Alexion Pharmaceuticals, Inc. *	902	137,925

	SHARES	VALUE†
Alnylam Pharmaceuticals, Inc. *	1,198	$169,146
Amgen, Inc.	15,052	3,745,088
Arena Pharmaceuticals, Inc. *	1,048	72,721
Biogen, Inc. *	4,161	1,164,040
BioMarin Pharmaceutical, Inc. *	1,433	108,206
Emergent BioSolutions, Inc. *	750	69,682
Exact Sciences Corp. *@	1,421	187,259
Exelixis, Inc. *	3,578	80,827
Gilead Sciences, Inc.	31,121	2,011,350
Incyte Corp. *	656	53,313
Ionis Pharmaceuticals, Inc. *	1,498	67,350
Moderna, Inc. *	383	50,154
Neurocrine Biosciences, Inc. *	608	59,128
Regeneron Pharmaceuticals, Inc. *	1,450	686,053
Sarepta Therapeutics, Inc. *	770	57,388
Seagen, Inc. *	1,165	161,772
United Therapeutics Corp. *	835	139,670
Vertex Pharmaceuticals, Inc. *	2,363	507,785

		13,408,489

Building Products — 0.6%
A.O. Smith Corp.	3,112	210,402
AAON, Inc.	600	42,006
Allegion plc	3,064	384,900
Armstrong World Industries, Inc.	1,390	125,225
Carrier Global Corp.	12,472	526,568
Fortune Brands Home & Security, Inc.	2,930	280,752
Johnson Controls International plc	1	60
Lennox International, Inc.	835	260,178
Masco Corp.	5,802	347,540
Owens Corning	2,802	258,036
Simpson Manufacturing Co., Inc.	1,080	112,028
Trane Technologies PLC	5,163	854,786
Trex Co., Inc. *	3,457	316,454

		3,718,935

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	600	89,418
Ameriprise Financial, Inc.	3,129	727,336
Ares Management Corp., Class A	406	22,748
Artisan Partners Asset Management, Inc., Class A	764	39,858
BlackRock, Inc.	1,229	926,617
Blackstone Group, Inc. (The), Class A	6,683	498,084
CBOE Holdings, Inc.	2,123	209,519
Charles Schwab Corp. (The)	24,192	1,576,834
CME Group, Inc.	2,177	444,609
Cohen & Steers, Inc.	300	19,599
FactSet Research Systems, Inc.	1,171	361,359
Franklin Resources, Inc.	4,676	138,409
Goldman Sachs Group, Inc. (The)	1,169	382,263
Hamilton Lane, Inc. Class A	723	64,029
Houlihan Lokey, Inc.	1,466	97,504
Interactive Brokers Group, Inc., Class A	1,683	122,926
Intercontinental Exchange, Inc.	7,466	833,803
Janus Henderson Group PLC	1	31
KKR & Co., Inc.	7,268	355,042
LPL Financial Holdings, Inc.	2,331	331,375
MarketAxess Holdings, Inc.	900	448,128
Moody’s Corp.	4,562	1,362,259
Morgan Stanley	27,370	2,125,554
Morningstar, Inc.	500	112,520
MSCI, Inc.	1,585	664,559
Nasdaq, Inc.	1,912	281,943
Northern Trust Corp.	3,260	342,658
Raymond James Financial, Inc.	2,130	261,053
S&P Global, Inc.	5,301	1,870,564

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
SEI Investments Co.	3,132	$190,833
State Street Corp.	1,628	136,768
Stifel Financial Corp.	2,529	162,008
T. Rowe Price Group, Inc.	4,878	837,065

		16,037,275

Chemicals — 1.5%
Air Products & Chemicals, Inc.	4,088	1,150,118
Albemarle Corp.	956	139,681
Ashland Global Holdings, Inc.	970	86,107
Balchem Corp.	893	111,991
Celanese Corp.	1,968	294,826
CF Industries Holdings, Inc.	2,192	99,473
Corteva, Inc.	4,128	192,447
Dow, Inc.	5,563	355,698
DuPont de Nemours, Inc.	1,400	108,192
Eastman Chemical Co.	2,800	308,336
Ecolab, Inc.	5,708	1,221,912
FMC Corp.	1,483	164,035
Huntsman Corp.	4,705	135,645
International Flavors & Fragrances, Inc.	2,270	316,915
Linde PLC	4,843	1,356,718
LyondellBasell Industries NV, Class A	6,211	646,255
NewMarket Corp.	200	76,032
PPG Industries, Inc.	4,454	669,258
RPM International, Inc.	3,184	292,450
Scotts Miracle-Gro Co. (The)	1,264	309,642
Sherwin Williams Co. (The)	2,324	1,715,135
Valvoline, Inc.	2,246	58,553

		9,809,419

Commercial Banks — 2.6%
Ameris Bancorp	700	36,757
Associated Banc-Corp.	1,991	42,488
Bank of America Corp.	77,670	3,005,052
Bank of Hawaii Corp.	300	26,847
Bank OZK	600	24,510
BankUnited, Inc.	539	23,689
BOK Financial Corp.	300	26,796
Cathay General Bancorp	500	20,390
Citigroup, Inc.	10,651	774,860
Columbia Banking System, Inc.	500	21,545
Comerica, Inc.	242	17,361
Commerce Bancshares, Inc.	2,163	165,707
Community Bank System, Inc.	932	71,503
Cullen/Frost Bankers, Inc.	532	57,860
CVB Financial Corp.	900	19,881
East West Bancorp, Inc.	2,039	150,478
Fifth Third Bancorp	7,840	293,608
First Citizens Bancshares, Inc., Class A	112	93,606
First Financial Bankshares, Inc.	3,094	144,583
First Horizon National Corp.	1	17
First Republic Bank	1,536	256,128
Huntington Bancshares, Inc.	7,349	115,526
JPMorgan Chase & Co.	46,059	7,011,562
KeyCorp	3,204	64,016
PNC Financial Services Group, Inc. (The)	2,775	486,763
Popular, Inc.	2,182	153,438
Prosperity Bancshares, Inc.	1,026	76,837
Regions Financial Corp.	4,842	100,036

	SHARES	VALUE†
Signature Bank	385	$87,049
SVB Financial Group *	882	435,408
Synovus Financial Corp.	329	15,052
TCF Financial Corp.	1	46
Truist Financial Corp.	3,769	219,808
US Bancorp	20,010	1,106,753
Valley National Bancorp	2	28
Wells Fargo & Co.	31,501	1,230,744
Western Alliance Bancorp	2,242	211,735
Zions Bancorp NA	2,092	114,976

		16,703,443

Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	300	23,769
Cintas Corp.	2,086	711,973
Clean Harbors, Inc. *	1,200	100,872
Copart, Inc. *	4,707	511,227
Iaa, Inc. *	3,052	168,287
MSA Safety, Inc.	600	90,012
Republic Services, Inc.	4,657	462,673
Rollins, Inc.	5,929	204,076
Stericycle, Inc. *	1,544	104,235
Tetra Tech, Inc.	1,092	148,206
UniFirst Corp.	477	106,710
Waste Management, Inc.	9,583	1,236,399

		3,868,439

Communications Equipment — 0.9%
Arista Networks, Inc. *	798	240,908
Ciena Corp. *	2,569	140,576
Cisco Systems, Inc.	76,581	3,960,004
F5 Networks, Inc. *	1,176	245,337
Juniper Networks, Inc.	4,954	125,485
Lumentum Holdings, Inc. *@	1,528	139,583
Motorola Solutions, Inc.	2,888	543,088
Ubiquiti, Inc.	275	82,032

		5,477,013

Computers & Peripherals — 6.7%
Apple, Inc.	335,929	41,033,605
Dell Technologies, Inc., Class C *	3,966	349,603
Hewlett Packard Enterprise Co.	3,473	54,665
HP, Inc.	20,589	653,701
NetApp, Inc.	6,772	492,121
Seagate Technology PLC	6,304	483,832
Western Digital Corp.	3,176	211,998
Xerox Holdings Corp.	1	24

		43,279,549

Construction & Engineering — 0.1%
AECOM *	1,355	86,869
EMCOR Group, Inc.	1,400	157,024
MasTec, Inc. *	1,700	159,290
Quanta Services, Inc.	2,721	239,394

		642,577

Construction Materials — 0.1%
Eagle Materials, Inc.	880	118,281
Martin Marietta Materials, Inc.	664	222,985
Vulcan Materials Co.	1,851	312,356

		653,622

Consumer Finance — 0.5%
American Express Co.	12,759	1,804,633

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Finance (Continued)
Capital One Financial Corp.	4,875	$620,246
Credit Acceptance Corp. *@	284	102,305
Discover Financial Services	6,077	577,254
PROG Holdings, Inc.	1,150	49,784
Synchrony Financial	1	41

		3,154,263

Containers & Packaging — 0.5%
Amcor PLC	12,061	140,873
AptarGroup, Inc.	1,483	210,097
Avery Dennison Corp.	2,232	409,907
Ball Corp.	6,941	588,180
Berry Plastics Group, Inc. *	3,918	240,565
Crown Holdings, Inc.	3,693	358,369
Graphic Packaging Holding Co.	6,877	124,886
International Paper Co.	6,725	363,621
Packaging Corp. of America	2,228	299,621
Sealed Air Corp.	3,059	140,163
Silgan Holdings, Inc.	2,057	86,456
Sonoco Products Co.	1,933	122,359

		3,085,097

Distributors — 0.1%
Genuine Parts Co.	2,179	251,871
LKQ Corp. *	5,800	245,514
Pool Corp.	1,226	423,264

		920,649

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc. *	901	154,477
Chegg, Inc. *@	1,910	163,611
Grand Canyon Education, Inc. *	834	89,321
Service Corp. International	4,767	243,355
Terminix Global Holdings, Inc. *	3,309	157,740

		808,504

Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B *	19,500	4,981,665
Equitable Holdings, Inc.	5,987	195,296
Jefferies Financial Group, Inc.	1,620	48,762
Voya Financial, Inc.	489	31,120

		5,256,843

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	59,812	1,810,509
Iridium Communications, Inc. *	3,043	125,524
Lumen Technologies, Inc.	4,063	54,241
Verizon Communications, Inc.	99,340	5,776,621

		7,766,895

Electric Utilities — 1.7%
Alliant Energy Corp.	4,621	250,273
American Electric Power Co., Inc.	9,384	794,825
Avangrid, Inc.	1,433	71,378
Duke Energy Corp.	13,908	1,342,539
Edison International	6,635	388,811
Entergy Corp.	2,247	223,509
Evergy, Inc.	3,652	217,404
Eversource Energy	6,457	559,112
Exelon Corp.	16,734	731,945
FirstEnergy Corp.	5,602	194,334
Hawaiian Electric Industries, Inc.	2,245	99,745
IDACORP, Inc.	1,054	105,368
NextEra Energy, Inc.	38,077	2,879,002
NRG Energy, Inc.	6,256	236,039
OGE Energy Corp.	4,603	148,953

	SHARES	VALUE†
Pinnacle West Capital Corp.	1,978	$160,910
PNM Resources, Inc.	2,100	103,005
Portland General Electric Co.	2,100	99,687
PPL Corp.	9,200	265,328
Southern Co. (The)	19,320	1,200,931
Xcel Energy, Inc.	9,222	613,355

		10,686,453

Electrical Equipment — 0.7%
Acuity Brands, Inc.	1,000	165,000
AMETEK, Inc.	3,933	502,362
Eaton Corp. PLC	7,313	1,011,242
Emerson Electric Co.	9,630	868,819
EnerSys	700	63,560
Generac Holdings, Inc. *	1,186	388,356
Hubbell, Inc.	1,149	214,737
nVent Electric PLC	554	15,462
Plug Power, Inc. *	997	35,732
Regal Beloit Corp.	967	137,971
Rockwell Automation, Inc.	3,401	902,761
Sensata Technologies Holding PLC *	2,621	151,887

		4,457,889

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,080	862,888
Arrow Electronics, Inc. *	830	91,981
Avnet, Inc.	944	39,186
CDW Corp.	3,882	643,442
Cognex Corp.	1,711	141,996
Corning, Inc.	8,949	389,371
Dolby Laboratories, Inc., Class A	938	92,599
Flex Ltd. *	1,194	21,862
FLIR Systems, Inc.	3,073	173,532
IPG Photonics Corp. *	471	99,353
Jabil, Inc.	3,689	192,418
Keysight Technologies, Inc. *	3,385	485,409
Littelfuse, Inc.	380	100,487
National Instruments Corp.	483	20,858
Novanta, Inc. *	661	87,179
SYNNEX Corp.	1,139	130,803
TE Connectivity Ltd.	3,575	461,568
Trimble, Inc. *	1,453	113,029
Vontier Corp. *	2,010	60,843
Zebra Technologies Corp., Class A *	919	445,880

		4,654,684

Energy Equipment & Services — 0.0%
Baker Hughes Co.	1,816	39,244
ChampionX Corp. *	1,200	26,076
NOV, Inc.	360	4,939
Schlumberger Ltd.	1,707	46,413

		116,672

Entertainment — 1.4%
Activision Blizzard, Inc.	9,560	889,080
Electronic Arts, Inc.	4,594	621,890
Liberty Media Corp-Liberty Formula One, Class A *	315	12,039
Liberty Media Corp-Liberty Formula One, Class C *	495	21,429
Live Nation Entertainment, Inc. *	1,625	137,556
Netflix, Inc. *	6,408	3,342,797
Take-Two Interactive Software, Inc. *	1,964	347,039
Walt Disney Co. (The) *	20,282	3,742,435
Zynga, Inc., Class A *	10,858	110,860

		9,225,125

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc. *	2,341	$105,017
Casey’s General Stores, Inc.	986	213,163
Costco Wholesale Corp.	8,735	3,078,913
Kroger Co. (The)	20,121	724,155
Sysco Corp.	11,546	909,132
Walgreens Boots Alliance, Inc.	7,503	411,915
Walmart, Inc.	25,996	3,531,037

		8,973,332

Food Products — 0.9%
Archer-Daniels-Midland Co.	1,142	65,094
Campbell Soup Co.	4,243	213,296
Conagra Brands, Inc.	1	38
Darling Ingredients, Inc. *	4,810	353,920
Flowers Foods, Inc.	3,652	86,918
General Mills, Inc.	12,261	751,845
Hain Celestial Group, Inc. (The) *	1,080	47,088
Hershey Co. (The)	2,983	471,791
Hormel Foods Corp. @	5,226	249,698
Ingredion, Inc.	1,590	142,973
J.M. Smucker Co. (The)	1,655	209,407
Kellogg Co.	5,495	347,833
Kraft Heinz Co. (The)	1,166	46,640
Lamb Weston Holdings, Inc.	4,603	356,640
Lancaster Colony Corp.	522	91,538
McCormick & Co., Inc.	5,490	489,488
Mondelez International, Inc., Class A	16,383	958,897
Pilgrim’s Pride Corp. *	1,700	40,443
Post Holdings, Inc. *	1,501	158,686
Tyson Foods, Inc., Class A	5,064	376,255

		5,458,488

Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	233,286
National Fuel Gas Co.	1,600	79,984
ONE Gas, Inc.	953	73,295
Southwest Gas Corp.	1,343	92,278
Spire, Inc.	963	71,156
UGI Corp.	2,799	114,787

		664,786

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	21,703	2,600,887
ABIOMED, Inc. *	764	243,510
Align Technology, Inc. *	912	493,875
Baxter International, Inc.	9,285	783,097
Becton Dickinson & Co.	2,950	717,292
Boston Scientific Corp. *	14,697	568,039
Cooper Companies, Inc. (The)	824	316,490
Danaher Corp.	6,260	1,409,001
DENTSPLY SIRONA, Inc.	637	40,647
DexCom, Inc. *	783	281,402
Edwards Lifesciences Corp. *	10,989	919,120
Envista Holdings Corp. *	2,222	90,658
Globus Medical, Inc., Class A *	1,500	92,505
Haemonetics Corp. *	1,000	111,010
Hill-Rom Holdings, Inc.	1,395	154,120
Hologic, Inc. *	4,904	364,759
ICU Medical, Inc. *	98	20,133
Idexx Laboratories, Inc. *	2,552	1,248,719

	SHARES	VALUE†
Insulet Corp. *	688	$179,513
Integra LifeSciences Holdings Corp. *	1,168	80,697
Intuitive Surgical, Inc. *	919	679,086
Masimo Corp. *	787	180,742
Medtronic PLC	13,235	1,563,451
Neogen Corp. *	222	19,734
Penumbra, Inc. *	389	105,256
ResMed, Inc.	2,770	537,435
STERIS PLC	1,118	212,957
Stryker Corp.	5,195	1,265,398
Teleflex, Inc.	364	151,227
Varian Medical Systems, Inc. *	1,668	294,452
West Pharmaceutical Services, Inc.	1,211	341,236
Zimmer Biomet Holdings, Inc.	986	157,839

		16,224,287

Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc. *	400	22,856
Amedisys, Inc. *	804	212,891
AmerisourceBergen Corp.	2,652	313,122
Anthem, Inc.	4,246	1,524,102
Cardinal Health, Inc.	5,853	355,570
Centene Corp. *	6,123	391,321
Chemed Corp.	339	155,879
CIGNA Corp.	6,459	1,561,399
CVS Health Corp.	5,622	422,943
DaVita, Inc. *	2,810	302,834
Encompass Health Corp.	2,141	175,348
Guardant Health, Inc. *	673	102,733
HCA Holdings, Inc.	5,115	963,359
Henry Schein, Inc. *	3,048	211,044
Humana, Inc.	3,060	1,282,905
Laboratory Corp. of America Holdings *	1,510	385,095
LHC Group, Inc. *	573	109,563
McKesson Corp.	3,571	696,488
Molina Healthcare, Inc. *	1,312	306,693
Quest Diagnostics, Inc.	2,132	273,621
R1 RCM, Inc. *	1,861	45,929
UnitedHealth Group, Inc.	20,064	7,465,212
Universal Health Services, Inc., Class B	2,001	266,913

		17,547,820

Health Care Technology — 0.2%
Cerner Corp.	5,716	410,866
Change Healthcare, Inc. *	7,084	156,557
Omnicell, Inc. *	700	90,909
Teladoc Health, Inc. *@	659	119,773
Veeva Systems, Inc., Class A *	1,900	496,356

		1,274,461

Hotels, Restaurants & Leisure — 2.1%
Booking Holdings, Inc. *	813	1,894,160
Brinker International, Inc.	585	41,570
Carnival Corp.	2,450	65,023
Chipotle Mexican Grill, Inc. *	462	656,419
Choice Hotels International, Inc.	1,000	107,290
Churchill Downs, Inc.	450	102,339
Cracker Barrel Old Country Store, Inc.	337	58,260
Darden Restaurants, Inc.	2,673	379,566
Domino’s Pizza, Inc.	810	297,910
Expedia Group, Inc.	1,515	260,762
Hilton Worldwide Holdings, Inc.	3,953	477,997

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Hyatt Hotels Corp., Class A	300	$24,810
Las Vegas Sands Corp.	6,438	391,173
Marriott International, Inc., Class A	5,846	865,851
Marriott Vacations Worldwide Corp.	750	130,635
McDonald’s Corp.	13,011	2,916,285
MGM Resorts International	7,904	300,273
Penn National Gaming, Inc. *@	462	48,436
Planet Fitness, Inc. Class A *	1,743	134,734
Royal Caribbean Cruises Ltd.	3,090	264,535
Starbucks Corp.	21,520	2,351,490
Texas Roadhouse, Inc.	1,257	120,597
Vail Resorts, Inc.	780	227,495
Wendy’s Co. (The)	5,687	115,219
Wingstop, Inc.	489	62,186
Wyndham Hotels & Resorts, Inc.	1,765	123,162
Wynn Resorts Ltd.	1,361	170,628
Yum! Brands, Inc.	5,539	599,209

		13,188,014

Household Durables — 0.5%
DR Horton, Inc.	5,753	512,707
Garmin Ltd.	2,389	314,990
Helen of Troy Ltd. *	496	104,487
Leggett & Platt, Inc.	3,378	154,206
Lennar Corp., Class A	3,122	316,040
Lennar Corp.,B Shares	72	5,928
Meritage Homes Corp. *	900	82,728
Mohawk Industries, Inc. *	600	115,386
Newell Brands, Inc.	1,165	31,199
NVR, Inc. *	68	320,343
PulteGroup, Inc.	5,849	306,722
Tempur Sealy International, Inc.	3,440	125,766
Toll Brothers, Inc.	1,650	93,605
TopBuild Corp. *	500	104,715
Whirlpool Corp.	1,555	342,644

		2,931,466

Household Products — 1.5%
Church & Dwight Co., Inc.	5,160	450,726
Clorox Co. (The)	3,195	616,252
Colgate-Palmolive Co.	14,176	1,117,494
Kimberly-Clark Corp.	5,790	805,099
Procter & Gamble Co. (The)	48,462	6,563,209

		9,552,780

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	294,910
Clearway Energy, Inc., Class C	2,400	67,536
Ormat Technologies, Inc. @	741	58,191
Vistra Corp.	3,161	55,886

		476,523

Industrial Conglomerates — 1.1%
3M Co.	14,194	2,734,900
Carlisle Cos., Inc.	1,113	183,177
Honeywell International, Inc.	14,340	3,112,784
Roper Technologies, Inc.	1,844	743,759

		6,774,620

Insurance — 1.4%
Aflac, Inc.	7,771	397,720
Alleghany Corp. *	167	104,590
Allstate Corp. (The)	2,511	288,514
Aon PLC, Class A	6,091	1,401,600
Arch Capital Group Ltd. *	993	38,101
Arthur J. Gallagher & Co.	3,023	377,180

	SHARES	VALUE†
Assurant, Inc.	1,143	$162,043
Axis Capital Holdings Ltd.	1,300	64,441
Brighthouse Financial, Inc. *	1,077	47,657
Brown & Brown, Inc.	4,399	201,078
Chubb Ltd.	1,225	193,513
Cincinnati Financial Corp.	714	73,606
CNO Financial Group, Inc.	5,300	128,737
Enstar Group Ltd. *	300	74,019
Erie Indemnity Co., Class A	545	120,396
Everest Re Group Ltd.	50	12,391
Fidelity National Financial, Inc.	5,659	230,095
First American Financial Corp.	2,790	158,054
Globe Life, Inc.	641	61,940
Hanover Insurance Group, Inc. (The)	696	90,104
Hartford Financial Services Group, Inc. (The)	1,936	129,305
Kemper Corp.	1,200	95,664
Kinsale Capital Group, Inc.	257	42,354
Lincoln National Corp.	1,001	62,332
Loews Corp.	572	29,332
Markel Corp. *	100	113,962
Marsh & McLennan Cos., Inc.	9,000	1,096,200
MBIA, Inc. *	3,900	37,518
MetLife, Inc.	318	19,331
Old Republic International Corp.	2,863	62,528
Primerica, Inc.	1,066	157,576
Principal Financial Group, Inc.	3,893	233,424
Progressive Corp. (The)	11,708	1,119,402
Reinsurance Group of America, Inc.	777	97,941
RenaissanceRe Holdings Ltd.	783	125,476
RLI Corp.	700	78,099
Selective Insurance Group, Inc.	829	60,136
Travelers Companies, Inc. (The)	5,274	793,210
Unum Group	1,700	47,311
W. R. Berkley Corp.	1,770	133,370
Willis Towers Watson PLC	1,216	278,318

		9,038,568

Interactive Media & Services — 5.0%
Alphabet, Inc., Class A *	4,321	8,912,149
Alphabet, Inc., Class C *	4,424	9,151,619
Facebook, Inc., Class A *	42,549	12,531,957
Iac/InterActiveCorp *	956	206,792
Match Group, Inc. *	3,467	476,296
Snap, Inc., Class A *@	3,870	202,362
Twitter, Inc. *	2,730	173,710
Zillow Group, Inc., Class A *	436	57,282
Zillow Group, Inc., Class C *@	1,159	150,253

		31,862,420

Internet & Catalog Retail — 5.2%
Amazon.com, Inc. *	10,252	31,720,508
eBay, Inc.	19,478	1,192,833
Etsy, Inc. *	2,466	497,318
GrubHub, Inc. *	800	48,000
Qurate Retail, Inc., Series A	3,600	42,336
Wayfair, Inc., Class A *@	542	170,595

		33,671,590

IT Services — 6.1%
Accenture PLC, Class A	13,880	3,834,350
Akamai Technologies, Inc. *	2,286	232,943
Amdocs Ltd.	2,698	189,265
Automatic Data Processing, Inc.	10,297	1,940,676
Black Knight, Inc. *	2,102	155,527
Broadridge Financial Solutions, Inc.	3,283	502,627

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
IT Services (Continued)
Cognizant Technology Solutions Corp., Class A	11,445	$894,083
Concentrix Corp. *	1,139	170,531
DXC Technology Co.	700	21,882
EPAM Systems, Inc. *	892	353,848
Euronet Worldwide, Inc. *	911	125,991
Fidelity National Information Services, Inc.	6,251	878,953
Fiserv, Inc. *	5,669	674,838
FleetCor Technologies, Inc. *	1,630	437,867
Gartner, Inc. *	1,555	283,865
Genpact Ltd.	3,792	162,373
Global Payments, Inc.	3,120	628,930
Globant SA *	394	81,798
GoDaddy, Inc., Class A *	3,070	238,293
International Business Machines Corp.	18,679	2,489,164
Jack Henry & Associates, Inc.	1,300	197,236
MasterCard, Inc., Class A	25,000	8,901,250
Maximus, Inc.	1,704	151,724
MongoDB, Inc. *@	284	75,950
Okta, Inc. *	1,243	273,995
Paychex, Inc.	8,084	792,394
PayPal Holdings, Inc. *	17,499	4,249,457
Perspecta, Inc.	2,521	73,235
Square, Inc., Class A *	3,898	885,041
Twilio, Inc., Class A *	1,065	362,909
VeriSign, Inc. *	2,081	413,620
Visa, Inc., Class A	39,160	8,291,347
Western Union Co. (The)	5,565	137,233
WEX, Inc. *	663	138,713

		39,241,908

Leisure Equipment & Products — 0.1%
Brunswick Corp.	1,810	172,620
Hasbro, Inc.	2,087	200,602
Polaris Industries, Inc.	1,034	138,039
YETI Holdings, Inc. *	743	53,652

		564,913

Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	4,984	633,666
Bio-Rad Laboratories, Inc., Class A *	290	165,639
Bio-Techne Corp.	473	180,653
Bruker Corp.	2,044	131,388
Charles River Laboratories International, Inc. *	963	279,106
Illumina, Inc. *	2,161	829,954
IQVIA Holdings, Inc. *	2,629	507,765
Medpace Holdings, Inc. *	500	82,025
Mettler-Toledo International, Inc. *	659	761,600
PerkinElmer, Inc.	1,576	202,185
PRA Health Sciences, Inc. *	1,053	161,456
Syneos Health, Inc. *	927	70,313
Thermo Fisher Scientific, Inc.	5,819	2,655,675
Waters Corp. *	1,204	342,141

		7,003,566

Machinery — 2.5%
AGCO Corp.	1,297	186,314
Allison Transmission Holdings, Inc.	3,084	125,920
Caterpillar, Inc.	12,969	3,007,122

	SHARES	VALUE†
Crane Co.	1,115	$104,710
Cummins, Inc.	2,875	744,941
Deere & Co.	7,564	2,829,995
Donaldson Co., Inc.	3,404	197,977
Dover Corp.	2,951	404,671
Flowserve Corp.	1,775	68,888
Fortive Corp.	5,025	354,966
Graco, Inc.	3,370	241,359
IDEX Corp.	1,322	276,721
Illinois Tool Works, Inc.	8,529	1,889,344
Ingersoll Rand, Inc. *	3,972	195,462
ITT, Inc.	2,281	207,366
John Bean Technologies Corp.	992	132,273
Lincoln Electric Holdings, Inc.	1,491	183,304
Middleby Corp. *	1,300	215,475
Nordson Corp.	1,155	229,475
Oshkosh Corp.	1,700	201,722
Otis Worldwide Corp.	6,236	426,854
PACCAR, Inc.	7,238	672,555
Parker-Hannifin Corp.	2,800	883,204
Pentair PLC	554	34,525
RBC Bearings, Inc. *	421	82,840
Rexnord Corp.	1,200	56,508
Snap-On, Inc.	1,143	263,736
Stanley Black & Decker, Inc.	2,408	480,805
Timken Co., (The)	1,644	133,443
Toro Co. (The)	2,683	276,725
Watts Water Technologies, Inc., Class A	400	47,524
Westinghouse Air Brake Technologies Corp.	1,144	90,559
Woodward, Inc.	1,254	151,270
Xylem, Inc.	3,144	330,686

		15,729,239

Marine — 0.0%
Kirby Corp. *	749	45,150

Media — 1.4%
Altice USA, Inc., Class A *	5,718	186,007
Cable One, Inc.	101	184,664
Charter Communications, Inc., Class A *	2,672	1,648,677
Comcast Corp., Class A	88,426	4,784,731
Discovery, Inc., Class A *	3,611	156,934
Discovery, Inc., Class C *	4,579	168,919
DISH Network Corp., Class A *	3,186	115,333
Fox Corp. Class A	1,655	59,762
Interpublic Group of Cos., Inc. (The)	6,061	176,981
Liberty Broadband Corp., Class A *	315	45,722
Liberty Broadband Corp., Class C *	2,045	307,057
Liberty Media Corp-Liberty Siriusxm, Class A *	1,263	55,673
Liberty Media Corp-Liberty Siriusxm, Class C *	1,178	51,962
New York Times Co. (The), Class A	1,641	83,067
News Corp., Class A	1,498	38,094
News Corp., Class B	1,525	35,777
Nexstar Media Group, Inc. Class A	900	126,387
Omnicom Group, Inc.	4,831	358,219
Sirius XM Holdings, Inc. @	15,954	97,160
ViacomCBS, Inc. Class A	1,116	52,642
ViacomCBS, Inc. Class B	2,324	104,812

		8,838,580

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. *	4,001	$131,753
Newmont Corp.	7,738	466,369
Nucor Corp.	5,263	422,461
Reliance Steel & Aluminum Co.	1,403	213,663
Royal Gold, Inc.	1,115	119,997
Southern Copper Corp.	1,769	120,062
Steel Dynamics, Inc.	2,387	121,164

		1,595,469

Multi-Utilities — 0.7%
Ameren Corp.	3,328	270,766
Black Hills Corp.	1,300	86,801
Centerpoint Energy, Inc.	6,700	151,755
CMS Energy Corp.	5,860	358,749
Consolidated Edison, Inc.	6,130	458,524
Dominion Resources, Inc.	15,228	1,156,719
DTE Energy Co.	3,247	432,306
MDU Resources Group, Inc.	3,960	125,176
NiSource, Inc.	5,791	139,621
Public Service Enterprise Group, Inc.	9,258	557,424
Sempra Energy	2,843	376,925
WEC Energy Group, Inc.	5,648	528,596

		4,643,362

Multiline Retail — 0.7%
Dollar General Corp.	5,731	1,161,215
Dollar Tree, Inc. *	2,071	237,047
Ollie’s Bargain Outlet Holdings, Inc. *	742	64,554
Target Corp.	13,845	2,742,279

		4,205,095

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc. *	4,204	302,730
Chevron Corp.	14,858	1,556,970
Cimarex Energy Co.	778	46,205
ConocoPhillips	8,159	432,182
Devon Energy Corp.	2,600	56,810
Diamondback Energy, Inc.	775	56,955
EOG Resources, Inc.	1,352	98,060
Exxon Mobil Corp.	36,844	2,057,000
Hess Corp.	233	16,487
HollyFrontier Corp.	2,161	77,321
Kinder Morgan, Inc.	3,515	58,525
Marathon Oil Corp.	4,095	43,735
Marathon Petroleum Corp.	4,094	218,988
Occidental Petroleum Corp.	3,648	97,110
ONEOK, Inc.	5,143	260,544
Phillips 66	2,336	190,477
Pioneer Natural Resources Co.	1,324	210,278
Targa Resources Corp.	673	21,368
Valero Energy Corp.	4,743	339,599
Williams Cos., Inc. (The)	5,691	134,820

		6,276,164

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	629	34,884

Personal Products — 0.3%
Estee Lauder Companies, Inc. (The), Class A	5,450	1,585,133
Herbalife Nutriation Ltd. *	2,876	127,579

		1,712,712

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	27,074	1,709,182
Catalent, Inc. *	2,337	246,109

	SHARES	VALUE†
Elanco Animal Health, Inc. *	4,517	$133,026
Eli Lilly & Co.	19,445	3,632,715
Horizon Therapeutics PLC *	1,910	175,796
Jazz Pharmaceuticals PLC *	1,092	179,492
Johnson & Johnson	55,218	9,075,078
Merck & Co., Inc.	55,858	4,306,093
Pfizer, Inc.	83,572	3,027,814
Viatris, Inc. *	10,369	144,855
Zoetis, Inc.	13,024	2,051,020

		24,681,180

Professional Services — 0.5%
ASGN, Inc. *	677	64,613
Booz Allen Hamilton Holding Corp.	3,549	285,801
CACI International, Inc., Class A *	656	161,809
CoreLogic, Inc.	2,607	206,605
CoStar Group, Inc. *	289	237,526
Equifax, Inc.	1,565	283,468
Exponent, Inc.	799	77,863
FTI Consulting, Inc. *	662	92,753
Jacobs Engineering Group, Inc.	1,857	240,054
KBR, Inc.	2,987	114,671
Leidos Holdings, Inc.	2,174	209,313
Manpowergroup, Inc.	1,600	158,240
Robert Half International, Inc.	2,642	206,261
Science Applications International Corp.	1,371	114,602
TransUnion	2,647	238,230
TriNet Group, Inc. *	865	67,435
Verisk Analytics, Inc.	3,790	669,655

		3,428,899

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	6,869	543,407
Jones Lang LaSalle, Inc. *	1,100	196,944

		740,351

Road & Rail — 1.4%
AMERCO	236	144,574
CSX Corp.	16,663	1,606,646
JB Hunt Transport Services, Inc.	2,271	381,687
Kansas City Southern	1,801	475,320
Knight-Swift Transportation Holdings, Inc.	2,249	108,154
Landstar System, Inc.	1,073	177,109
Norfolk Southern Corp.	5,205	1,397,647
Old Dominion Freight Line, Inc.	2,128	511,593
Saia, Inc. *	200	46,116
Uber Technologies, Inc. *	2,162	117,851
Union Pacific Corp.	16,779	3,698,259

		8,664,956

Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc. *	17,179	1,348,551
Analog Devices, Inc.	5,533	858,058
Applied Materials, Inc.	22,341	2,984,758
Broadcom, Inc.	7,299	3,384,254
Brooks Automation, Inc.	1,100	89,815
Cirrus Logic, Inc. *	1,237	104,885
CMC Materials, Inc.	592	104,660
Cree, Inc. *@	1,415	153,004
Enphase Energy, Inc. *	1,883	305,347
Entegris, Inc.	2,832	316,618
First Solar, Inc. *	300	26,190
Intel Corp.	89,520	5,729,280
KLA-Tencor Corp.	4,336	1,432,614
Lam Research Corp.	3,733	2,222,031
Lattice Semiconductor Corp. *	1,742	78,425
Marvell Technology Group Ltd.	6,428	314,843

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Maxim Integrated Products, Inc.	7,009	$640,412
Microchip Technology, Inc.	4,306	668,377
Micron Technology, Inc. *	16,331	1,440,558
MKS Instruments, Inc.	1,252	232,146
Monolithic Power Systems, Inc.	706	249,366
NVIDIA Corp.	10,833	5,784,064
ON Semiconductor Corp. *	8,229	342,409
Power Integrations, Inc.	1,146	93,376
Qorvo, Inc. *	1,968	359,554
QUALCOMM, Inc.	24,843	3,293,933
Semtech Corp. *	600	41,400
Silicon Laboratories, Inc. *	600	84,642
Skyworks Solutions, Inc.	3,500	642,180
SolarEdge Technologies, Inc. *	622	178,788
Teradyne, Inc.	3,943	479,784
Texas Instruments, Inc.	25,350	4,790,896
Universal Display Corp.	786	186,101
Xilinx, Inc.	5,194	643,537

		39,604,856

Software — 8.5%
ACI Worldwide, Inc. *	2,645	100,642
Adobe, Inc. *	9,924	4,717,572
Alarm.com Holdings, Inc. *	415	35,848
Alteryx, Inc., Class A *	675	55,998
Anaplan, Inc. *	700	37,695
ANSYS, Inc. *	1,057	358,915
Appfolio, Inc., Class A *@	486	68,725
Aspen Technology, Inc. *	2,199	317,382
Atlassian Corp. PLC, Class A *	1,245	262,396
Autodesk, Inc. *	4,181	1,158,764
Avalara, Inc. *	354	47,234
Cadence Design Systems, Inc. *	5,300	726,047
CDK Global, Inc.	3,162	170,938
Cerence, Inc. *	550	49,269
Ceridian HCM Holding, Inc. *	995	83,849
Citrix Systems, Inc.	2,573	361,146
Cloudera, Inc. *	2,900	35,293
Cognyte Software Ltd. *	1,038	28,867
Coupa Software, Inc. *	709	180,426
DocuSign, Inc. *	505	102,237
Dropbox, Inc., Class A *	1,689	45,029
Envestnet, Inc. *	1,085	78,370
Fair Isaac Corp. *	1,050	510,353
FireEye, Inc. *	1,537	30,079
Five9, Inc. *	200	31,266
Fortinet, Inc. *	2,910	536,662
Guidewire Software, Inc. *	801	81,406
HubSpot, Inc. *	534	242,548
Intuit, Inc.	5,723	2,192,252
j2 Global, Inc. *	1,013	121,418
Manhattan Associates, Inc. *	2,300	269,974
Microsoft Corp.	134,801	31,782,032
NortonLifeLock, Inc.	188	3,997
Nuance Communications, Inc. *	4,400	192,016
Oracle Corp.	49,290	3,458,679
Palo Alto Networks, Inc. *	795	256,038
Paycom Software, Inc. *	1,160	429,270
Paylocity Holding Corp. *	668	120,126

	SHARES	VALUE†
Pegasystems, Inc.	255	$29,157
Proofpoint, Inc. *	470	59,121
PTC, Inc. *	953	131,180
Qualys, Inc. *	503	52,704
RealPage, Inc. *	1,381	120,423
RingCentral, Inc., Class A *	628	187,069
Salesforce.com, Inc. *	7,052	1,494,107
ServiceNow, Inc. *	2,217	1,108,744
Slack Technologies, Inc., Class A *	1,899	77,156
Splunk, Inc. *	1,483	200,917
SS&C Technologies Holdings, Inc.	3,246	226,798
Synopsys, Inc. *	1,895	469,543
Trade Desk, Inc. (The) Class A *	483	314,752
Tyler Technologies, Inc. *	424	180,001
Verint Systems, Inc. *	1,038	47,219
VMware, Inc., Class A *	145	21,815
Workday, Inc., Class A *	972	241,474
Xperi Holding Corp.	626	13,628
Zendesk, Inc. *	1,234	163,653
Zoom Video Communications, Inc., Class A *	1,325	425,709

		54,845,928

Specialty Retail — 2.8%
Aaron’s Co. Inc. (The)	575	14,766
Advance Auto Parts, Inc.	1,480	271,565
American Eagle Outfitters, Inc. @	1,673	48,919
AutoNation, Inc. *	961	89,584
AutoZone, Inc. *	433	608,062
Bed Bath & Beyond, Inc.	1,619	47,194
Best Buy Co., Inc.	6,478	743,739
Burlington Stores, Inc. *	695	207,666
Carmax, Inc. *	3,709	492,036
Carvana Co. *@	614	161,114
Dick’s Sporting Goods, Inc. @	1,695	129,074
Five Below, Inc. *	1,000	190,790
Foot Locker, Inc.	1,123	63,169
Home Depot, Inc. (The)	20,751	6,334,243
Lowe’s Cos., Inc.	19,287	3,668,002
Murphy USA, Inc.	1,116	161,329
O’Reilly Automotive, Inc. *	2,000	1,014,500
Penske Auto Group, Inc. @	1,318	105,756
Ross Stores, Inc.	7,088	849,922
TJX Cos., Inc.	21,632	1,430,957
Tractor Supply Co.	3,469	614,290
Ulta Beauty, Inc. *	984	304,223
Williams-Sonoma, Inc.	2,400	430,080

		17,980,980

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s, Inc.	934	83,061
Columbia Sportswear Co.	858	90,630
Crocs, Inc. *	953	76,669
Deckers Outdoor Corp. *	473	156,289
Hanesbrands, Inc. @	10,404	204,647
Lululemon Athletica, Inc. *	2,781	852,960
NIKE, Inc., Class B	29,730	3,950,820
PVH Corp.	760	80,332
Ralph Lauren Corp.	1,100	135,476
Skechers U.S.A., Inc., Class A *	1,800	75,078
Tapestry, Inc.	6,400	263,744
Under Armour, Inc., Class A *	2,760	61,161

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textiles, Apparel & Luxury Goods (Continued)
Under Armour, Inc., Class C *	2,884	$53,239
VF Corp.	6,168	492,946

		6,577,052

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	1,632	20,596
TFS Financial Corp.	1,093	22,264

		42,860

Tobacco — 0.7%
Altria Group, Inc.	46,398	2,373,722
Philip Morris International, Inc.	24,607	2,183,625

		4,557,347

Trading Companies & Distributors — 0.3%
Fastenal Co.	14,389	723,479
MSC Industrial Direct Co., Class A	1,100	99,209
SiteOne Landscape Supply, Inc. *	400	68,296
United Rentals, Inc. *	2,064	679,696
Watsco, Inc.	474	123,595
WW Grainger, Inc.	1,176	471,494

		2,165,769

Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	520,972
Essential Utilities, Inc.	4,781	213,950

		734,922

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	9,433	1,181,861

TOTAL COMMON STOCKS (Identified Cost $116,513,922)		614,248,087

PREFERRED STOCKS — 0.0%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	108	10,978

TOTAL PREFERRED STOCKS (Identified Cost $8,771)		10,978

MUTUAL FUNDS — 3.9%
Other — 3.9%
DFA U.S. Micro Cap Portfolio	910,096	25,227,861

TOTAL MUTUAL FUNDS (Identified Cost $9,628,162)		25,227,861

SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 0.036%	1,806,389	1,806,389

Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	110,450	110,450

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,916,839)		1,916,839

Total Investments — 99.9% (Identified Cost $128,067,694)		641,403,765
Cash and Other Assets, Less Liabilities — 0.1%		692,071

Net Assets — 100.0%		$642,095,836

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $2,595,901.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Information Technology	29.3%
Consumer Discretionary	14.1%
Health Care	12.5%
Financials	11.9%
Industrials	10.5%
Communication Services	9.2%
Consumer Staples	6.4%
Utilities	2.7%
Materials	2.4%
Energy	1.0%

100.0%

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 1.5%
General Dynamics Corp.	6,103	$1,108,061
Howmet Aerospace, Inc.	42,783	1,374,618
L3Harris Technologies, Inc.	554	112,285
Raytheon Technologies Corp.	49,675	3,838,387
Textron, Inc.	40,857	2,291,260

		8,724,611

Air Freight & Logistics — 1.2%
FedEx Corp.	19,292	5,479,700
XPO Logistics, Inc. *	15,841	1,953,195

		7,432,895

Airlines — 0.9%
Alaska Air Group, Inc.	964	66,719
Delta Air Lines, Inc.	16,530	798,068
JetBlue Airways Corp. *	42,326	860,911
Southwest Airlines Co.	37,272	2,275,828
United Airlines Holdings, Inc. *	26,560	1,528,262

		5,529,788

Auto Components — 0.7%
Autoliv, Inc.	9,173	851,254
BorgWarner, Inc.	24,241	1,123,813
Gentex Corp.	25,695	916,540
Goodyear Tire & Rubber Co. (The) *	2,391	42,010
Lear Corp.	6,743	1,222,169
Veoneer, Inc. *@	5,087	124,530

		4,280,316

Automobiles — 1.9%
Ford Motor Co. *	306,767	3,757,896
General Motors Co.	127,284	7,313,738
		11,071,634
Beverages — 0.4%
Constellation Brands, Inc., Class A	6,917	1,577,076
Molson Coors Brewing Co., Class B	15,458	790,677

		2,367,753

Biotechnology — 0.5%
AbbVie, Inc.	3,071	332,344
Alexion Pharmaceuticals, Inc. *	6,782	1,037,036
Biogen, Inc. *	4,810	1,345,597
Gilead Sciences, Inc.	4,097	264,789
Regeneron Pharmaceuticals, Inc. *	392	185,471
United Therapeutics Corp. *	683	114,245

		3,279,482

Building Products — 1.6%
Carrier Global Corp.	59,640	2,518,001
Fortune Brands Home & Security, Inc.	11,027	1,056,607
Johnson Controls International plc	34,370	2,050,858
Owens Corning	12,209	1,124,327
Trane Technologies PLC	18,100	2,996,636

		9,746,429

Capital Markets — 3.4%
Bank of New York Mellon Corp. (The)	77,794	3,678,878
Goldman Sachs Group, Inc. (The)	23,927	7,824,129
Morgan Stanley	100,043	7,769,339
Northern Trust Corp.	370	38,891
State Street Corp.	10,112	849,509

		20,160,746

Chemicals — 3.6%
Air Products & Chemicals, Inc.	7,452	2,096,546
Albemarle Corp.	9,985	1,458,908
Celanese Corp.	4,202	629,501
CF Industries Holdings, Inc.	25,378	1,151,654

	SHARES	VALUE†
Corteva, Inc.	18,513	$863,076
Dow, Inc.	40,800	2,608,752
DuPont de Nemours, Inc.	11,724	906,031
Eastman Chemical Co.	23,262	2,561,611
FMC Corp.	48	5,309
International Flavors & Fragrances, Inc.	9,315	1,300,467
Linde PLC	16,893	4,732,405
LyondellBasell Industries NV, Class A	14,215	1,479,071
PPG Industries, Inc.	1,165	175,053
Valvoline, Inc.	20,825	542,908
Westlake Chemical Corp.	7,968	707,479

		21,218,771

Commercial Banks — 10.7%
Bank of America Corp.	204,106	7,896,861
Citigroup, Inc.	116,768	8,494,872
Citizens Financial Group, Inc.	18,613	821,764
East West Bancorp, Inc.	2,390	176,382
Fifth Third Bancorp	86,881	3,253,693
Huntington Bancshares, Inc.	122,871	1,931,532
JPMorgan Chase & Co.	141,383	21,522,734
KeyCorp	66,158	1,321,837
M&T Bank Corp.	3,071	465,594
People’s United Financial, Inc.	5,834	104,429
PNC Financial Services Group, Inc. (The)	21,675	3,802,012
Regions Financial Corp.	133,653	2,761,271
TCF Financial Corp.	3,510	163,075
Truist Financial Corp.	64,730	3,775,054
US Bancorp	22,217	1,228,822
Wells Fargo & Co.	124,561	4,866,598
Zions Bancorp NA	20,193	1,109,807

		63,696,337

Commercial Services & Supplies — 0.6%
Republic Services, Inc.	36,633	3,639,489

Communications Equipment — 0.1%
Cisco Systems, Inc.	3,202	165,575
Juniper Networks, Inc.	28,774	728,846

		894,421

Computers & Peripherals — 1.8%
Hewlett Packard Enterprise Co.	168,468	2,651,686
HP, Inc.	176,918	5,617,147
Western Digital Corp.	23,295	1,554,941
Xerox Holdings Corp.	30,500	740,235

		10,564,009

Construction & Engineering — 0.3%
AECOM *	11,462	734,829
Quanta Services, Inc.	13,887	1,221,778

		1,956,607

Construction Materials — 0.6%
Martin Marietta Materials, Inc.	4,728	1,587,757
Vulcan Materials Co.	11,511	1,942,481

		3,530,238

Consumer Finance — 1.5%
Ally Financial, Inc.	66,748	3,017,677
Capital One Financial Corp.	35,256	4,485,621
Santander Consumer USA Holdings, Inc.	15,524	420,079
Synchrony Financial	25,544	1,038,619

		8,961,996

Containers & Packaging — 0.7%
Amcor PLC	7,600	88,768
International Paper Co.	44,343	2,397,626
Packaging Corp. of America	2,898	389,723
Sonoco Products Co.	611	38,676

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Containers & Packaging (Continued)
WestRock Co.	24,453	$1,272,779

		4,187,572

Distributors — 0.3%
Genuine Parts Co.	2,168	250,599
LKQ Corp. *	37,512	1,587,883

		1,838,482

Diversified Consumer Services — 0.0%
Service Corp. International	2,896	147,841

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B *	43,960	11,230,461
Jefferies Financial Group, Inc.	6,993	210,489
Voya Financial, Inc.	4,101	260,988

		11,701,938

Diversified Telecommunication Services — 3.2%
AT&T, Inc.	496,276	15,022,275
Lumen Technologies, Inc.	139,832	1,866,757
Verizon Communications, Inc.	41,010	2,384,731

		19,273,763

Electric Utilities — 0.1%
NRG Energy, Inc.	22,148	835,644

Electrical Equipment — 1.1%
AMETEK, Inc.	5,351	683,483
Eaton Corp. PLC	30,411	4,205,233
Emerson Electric Co.	8,842	797,726
Sensata Technologies Holding PLC *	14,040	813,618

		6,500,060

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc. *	7,332	812,532
Corning, Inc.	84,494	3,676,334
Flex Ltd. *	31,420	575,300
Jabil, Inc.	496	25,871
SYNNEX Corp.	1,605	184,318
TE Connectivity Ltd.	20,879	2,695,688
Vontier Corp. *	1,095	33,146

		8,003,189

Energy Equipment & Services — 0.4%
Baker Hughes Co.	20,187	436,241
Halliburton Co.	15,963	342,566
Schlumberger Ltd.	58,070	1,578,923

		2,357,730

Entertainment — 1.6%
Activision Blizzard, Inc.	1,844	171,492
Electronic Arts, Inc.	383	51,847
Liberty Media Corp-Liberty Formula One, Class A *	1,097	41,927
Liberty Media Corp-Liberty Formula One, Class C *	2,194	94,978
Madison Square Garden Entertainment Corp. *	443	36,238
Walt Disney Co. (The) *	48,893	9,021,736

		9,418,218

Food & Staples Retailing — 2.3%
Kroger Co. (The)	62,007	2,231,632
US Foods Holding Corp. *	20,840	794,421
Walgreens Boots Alliance, Inc.	73,669	4,044,428

	SHARES	VALUE†
Walmart, Inc.	49,625	$6,740,564

		13,811,045

Food Products — 2.5%
Archer-Daniels-Midland Co.	24,965	1,423,005
Bunge Ltd.	12,845	1,018,223
Conagra Brands, Inc.	19,827	745,495
Ingredion, Inc.	3,073	276,324
J.M. Smucker Co. (The)	18,272	2,311,956
Kraft Heinz Co. (The)	20,270	810,800
Mondelez International, Inc., Class A	68,798	4,026,747
Post Holdings, Inc. *	8,176	864,367
Seaboard Corp.	22	81,180
Tyson Foods, Inc., Class A	41,844	3,109,009

		14,667,106

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	5,886	705,378
Becton Dickinson & Co.	3,126	760,087
Boston Scientific Corp. *	7,514	290,416
Danaher Corp.	23,402	5,267,322
Envista Holdings Corp. *	14,141	576,953
Medtronic PLC	55,784	6,589,764
STERIS PLC	3,637	692,776
Zimmer Biomet Holdings, Inc.	6,835	1,094,147

		15,976,843

Health Care Providers & Services — 7.1%
Anthem, Inc.	21,524	7,726,040
Cardinal Health, Inc.	14,552	884,034
Centene Corp. *	32,696	2,089,601
CIGNA Corp.	30,656	7,410,781
CVS Health Corp.	109,386	8,229,109
DaVita, Inc. *	17,462	1,881,880
Henry Schein, Inc. *	3,777	261,519
Humana, Inc.	9,747	4,086,430
Laboratory Corp. of America Holdings *	16,237	4,140,922
McKesson Corp.	8,262	1,611,421
Quest Diagnostics, Inc.	19,764	2,536,512
UnitedHealth Group, Inc.	1,004	373,558
Universal Health Services, Inc., Class B	10,322	1,376,852

		42,608,659

Hotels, Restaurants & Leisure — 0.9%
Aramark	24,025	907,664
Carnival Corp.	27,865	739,537
Hyatt Hotels Corp., Class A	3,874	320,380
MGM Resorts International	42,225	1,604,128
Royal Caribbean Cruises Ltd.	19,521	1,671,193

		5,242,902

Household Durables — 2.6%
DR Horton, Inc.	63,140	5,627,037
Garmin Ltd.	12,982	1,711,677
Lennar Corp., Class A	23,116	2,340,032
Lennar Corp.,B Shares	573	47,181
Mohawk Industries, Inc. *	369	70,962
PulteGroup, Inc.	50,018	2,622,944
Toll Brothers, Inc.	4,225	239,684
Whirlpool Corp.	12,182	2,684,304

		15,343,821

Independent Power Producers & Energy Traders — 0.1%
Vistra Corp.	25,467	450,257

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Industrial Conglomerates — 0.4%
Carlisle Cos., Inc.	6,915	$1,138,071
General Electric Co.	63,080	828,240
Roper Technologies, Inc.	366	147,623

		2,113,934

Insurance — 4.7%
Aflac, Inc.	32,730	1,675,121
Alleghany Corp. *	855	535,478
Allstate Corp. (The)	16,678	1,916,302
American Financial Group, Inc.	6,623	755,684
American International Group, Inc.	41,993	1,940,497
Arch Capital Group Ltd. *	11,691	448,584
Assurant, Inc.	4,786	678,511
Athene Holding Ltd., Class A *	1,982	99,893
Chubb Ltd.	11,440	1,807,177
Cincinnati Financial Corp.	370	38,143
CNA Financial Corp.	4,467	199,362
Everest Re Group Ltd.	3,050	755,821
Fidelity National Financial, Inc.	1,515	61,600
Hartford Financial Services Group, Inc. (The)	49,258	3,289,942
Lincoln National Corp.	15,935	992,272
Loews Corp.	23,090	1,184,055
Markel Corp. *	116	132,196
MetLife, Inc.	37,755	2,295,126
Old Republic International Corp.	23,484	512,891
Principal Financial Group, Inc.	32,419	1,943,843
Prudential Financial, Inc.	16,392	1,493,311
Reinsurance Group of America, Inc.	5,167	651,300
RenaissanceRe Holdings Ltd.	2,534	406,074
Travelers Companies, Inc. (The)	23,169	3,484,618
Unum Group	19,221	534,920
W. R. Berkley Corp.	5,014	377,805

		28,210,526

IT Services — 1.3%
Akamai Technologies, Inc. *	1,638	166,912
Amdocs Ltd.	15,213	1,067,192
Cognizant Technology Solutions Corp., Class A	13,013	1,016,575
Concentrix Corp. *	1,605	240,301
DXC Technology Co.	20,249	632,984
Fidelity National Information Services, Inc.	20,662	2,905,284
Fiserv, Inc. *	10,198	1,213,970
Global Payments, Inc.	3,897	785,557

		8,028,775

Life Sciences Tools & Services — 1.4%
Bio-Rad Laboratories, Inc., Class A *	172	98,241
IQVIA Holdings, Inc. *	4,807	928,424
Thermo Fisher Scientific, Inc.	16,006	7,304,819

		8,331,484

Machinery — 3.0%
AGCO Corp.	8,548	1,227,920
Cummins, Inc.	8,463	2,192,848
Deere & Co.	2,034	761,001
Dover Corp.	8,822	1,209,761
Fortive Corp.	2,739	193,483
Ingersoll Rand, Inc. *	14,939	735,148
Oshkosh Corp.	7,274	863,133
Otis Worldwide Corp.	25,885	1,771,828
PACCAR, Inc.	16,958	1,575,737
Parker-Hannifin Corp.	3,737	1,178,762
Pentair PLC	20,400	1,271,328

	SHARES	VALUE†
Snap-On, Inc.	6,351	$1,465,430
Stanley Black & Decker, Inc.	14,985	2,992,055
Westinghouse Air Brake Technologies Corp.	5,333	422,160

		17,860,594

Media — 5.8%
Charter Communications, Inc., Class A *	17,590	10,853,382
Comcast Corp., Class A	309,165	16,728,918
Discovery, Inc., Class A *	21,200	921,352
Discovery, Inc., Class C *	35,235	1,299,819
DISH Network Corp., Class A *	12,654	458,075
Fox Corp. Class A	24,883	898,525
Fox Corp. Class B	8,600	300,398
Interpublic Group of Cos., Inc. (The)	13,320	388,944
Liberty Broadband Corp., Class C *	3,887	583,633
Liberty Media Corp-Liberty Siriusxm, Class A *	4,389	193,467
Liberty Media Corp-Liberty Siriusxm, Class C *	8,778	387,197
News Corp., Class A	8,320	211,578
News Corp., Class B	1,734	40,680
ViacomCBS, Inc. Class A	900	42,453
ViacomCBS, Inc. Class B	28,511	1,285,846

		34,594,267

Metals & Mining — 2.4%
Arconic Corp. *	10,695	271,546
Freeport-McMoRan, Inc. *	116,560	3,838,321
Newmont Corp.	46,812	2,821,359
Nucor Corp.	47,428	3,807,046
Reliance Steel & Aluminum Co.	10,063	1,532,494
Royal Gold, Inc.	1,245	133,987
Steel Dynamics, Inc.	33,820	1,716,703

		14,121,456

Multi-Utilities — 0.0%
MDU Resources Group, Inc.	5,121	161,875

Multiline Retail — 0.4%
Dollar Tree, Inc. *	11,441	1,309,537
Kohl’s Corp.	2,215	132,036
Target Corp.	5,057	1,001,640

		2,443,213

Oil, Gas & Consumable Fuels — 6.5%
Cabot Oil & Gas Corp.	7,836	147,160
Chevron Corp.	56,010	5,869,288
ConocoPhillips	115,648	6,125,875
EOG Resources, Inc.	22,442	1,627,718
Exxon Mobil Corp.	157,641	8,801,097
Hess Corp.	21,400	1,514,264
HollyFrontier Corp.	15,834	566,541
Kinder Morgan, Inc.	93,214	1,552,013
Marathon Petroleum Corp.	51,843	2,773,082
Occidental Petroleum Corp.	63,984	1,703,254
ONEOK, Inc.	9,150	463,539
Phillips 66	25,426	2,073,236
Pioneer Natural Resources Co.	11,504	1,827,065
Valero Energy Corp.	50,851	3,640,932
Williams Cos., Inc. (The)	16,018	379,466

		39,064,530

Personal Products — 0.0%
Coty, Inc., Class A	22,181	199,851

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	46,271	2,921,088
Jazz Pharmaceuticals PLC *	4,730	777,470

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Pharmaceuticals (Continued)
Perrigo Co. PLC	8,476	$343,024
Pfizer, Inc.	392,557	14,222,340
Viatris, Inc. *	116,508	1,627,617

		19,891,539

Professional Services — 0.7%
Jacobs Engineering Group, Inc.	8,552	1,105,517
Leidos Holdings, Inc.	16,200	1,559,736
Manpowergroup, Inc.	7,075	699,717
Nielsen Holdings PLC	25,197	633,705

		3,998,675

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A *	17,867	1,413,458
Jones Lang LaSalle, Inc. *	5,491	983,109

		2,396,567

Road & Rail — 1.8%
AMERCO	2,003	1,227,038
Kansas City Southern	14,222	3,753,470
Norfolk Southern Corp.	21,414	5,750,087

		10,730,595

Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	10,368	1,607,869
Intel Corp.	274,899	17,593,536
Lam Research Corp.	1,242	739,288
Marvell Technology Group Ltd.	18,929	927,142
Microchip Technology, Inc.	4,042	627,399
Micron Technology, Inc. *	94,746	8,357,545
ON Semiconductor Corp. *	41,142	1,711,919
Qorvo, Inc. *	11,125	2,032,538
Skyworks Solutions, Inc.	5,467	1,003,085

		34,600,321

Software — 0.1%
NortonLifeLock, Inc.	3,129	66,523
SS&C Technologies Holdings, Inc.	7,467	521,719

		588,242

Specialty Retail — 0.3%
Advance Auto Parts, Inc.	4,932	904,973
Carmax, Inc. *	8,119	1,077,066

		1,982,039

Textiles, Apparel & Luxury Goods — 0.3%
PVH Corp.	7,382	780,277
Ralph Lauren Corp.	4,113	506,557
Tapestry, Inc.	12,722	524,274

		1,811,108

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp, Inc.	8,435	106,450

Trading Companies & Distributors — 0.3%
United Rentals, Inc. *	5,460	1,798,033

Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. *	28,843	3,613,739

TOTAL COMMON STOCKS (Identified Cost $341,044,091)		596,068,405

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.036%	467,463	$467,463

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $467,463)		467,463

Total Investments — 99.8% (Identified Cost $341,511,554)		596,535,868

Cash and Other Assets, Less Liabilities — 0.2%		1,230,959

Net Assets — 100.0%		$597,766,827

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $121,478.

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Financials	22.7%
Health Care	15.1%
Industrials	13.4%
Communication Services	11.2%
Information Technology	10.5%
Consumer Discretionary	7.4%
Materials	7.2%
Energy	7.0%
Consumer Staples	5.2%
Utilities	0.3%

100.0%

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace & Defense — 1.4%
AAR Corp.	4,633	$192,964
Aerojet Rocketdyne Holdings, Inc.	15,617	733,374
Aerovironment, Inc. *	3,537	410,504
Astronics Corp. *	3,722	67,145
Astronics Corp. Class B *	693	12,509
Axon Enterprise, Inc. *	5,605	798,264
BWX Technologies, Inc.	4,385	289,147
CPI Aerostructures, Inc. *	1,342	6,093
Cubic Corp.	4,100	305,737
Curtiss-Wright Corp.	2,920	346,312
Ducommun, Inc. *	2,355	141,300
HEXCEL Corp.	6,425	359,800
Innovative Solutions & Support, Inc.	3,248	20,527
Kaman Corp.	3,434	176,130
Kratos Defense & Security Solutions, Inc. *	13,281	362,306
Mercury Systems, Inc. *	4,845	342,299
Moog, Inc., Class A	4,674	388,643
National Presto Industries, Inc.	972	99,212
Park Aerospace Corp.	3,167	41,868
SIFCO Industries, Inc. *	1,187	14,885
Spirit Aerosystems Holdings, Inc., Class A	4,753	231,233
Textron, Inc.	11,901	667,408
Vectrus, Inc. *	1,947	104,048

		6,111,708

Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc. *	9,227	269,982
Atlas Air Worldwide Holdings, Inc. *	4,328	261,584
Echo Global Logistics, Inc. *	4,035	126,739
Forward Air Corp.	4,406	391,297
HUB Group, Inc., Class A *	5,234	352,144
Radiant Logistics, Inc. *	9,354	65,010
XPO Logistics, Inc. *	5,878	724,758

		2,191,514

Airlines — 0.6%
Alaska Air Group, Inc.	8,750	605,587
Allegiant Travel Co.	2,728	665,796
American Airlines Group, Inc.	12,369	295,619
Hawaiian Holdings, Inc.	7,087	189,010
JetBlue Airways Corp. *	21,174	430,679
Skywest, Inc.	7,623	415,301
Spirit Airlines, Inc. *	3,315	122,324

		2,724,316

Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc. *	19,154	185,028
Autoliv, Inc.	6,220	577,216
BorgWarner, Inc.	15,123	701,102
Cooper Tire & Rubber Co.	9,331	522,349
Cooper-Standard Holdings, Inc. *	2,361	85,752
Dana, Inc.	26,955	655,815
Dorman Products, Inc. *	4,849	497,701
Fox Factory Holding Corp. *	7,279	924,870
Gentex Corp.	17,424	621,514
Gentherm, Inc. *	5,242	388,485
Goodyear Tire & Rubber Co. (The) *	30,115	529,121
Horizon Global Corp. *	3,431	35,442
LCI Industries	4,449	588,514
Lear Corp.	4,555	825,594
Modine Manufacturing Co. *	7,149	105,591
Motorcar Parts of America, Inc. *	2,267	51,007
Patrick Industries, Inc.	3,605	306,425
Standard Motor Products, Inc.	4,549	189,147

	SHARES	VALUE†
Stoneridge, Inc. *	5,080	$161,595
Strattec Security Corp.	941	44,133
Tenneco, Inc. Class A *	5,563	59,635
Visteon Corp. *	5,114	623,652

		8,679,688

Automobiles — 0.2%
Harley-Davidson, Inc.	10,877	436,168
Thor Industries, Inc.	1,091	147,001
Winnebago Industries, Inc.	4,978	381,862

		965,031

Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A *	34	41,014
Celsius Holdings, Inc. *	675	32,434
Coca-Cola Consolidated, Inc.	1,225	353,755
MGP Ingredients, Inc.	2,096	123,978
Molson Coors Brewing Co., Class B	12,855	657,533
National Beverage Corp. @	9,512	465,232

		1,673,946

Biotechnology — 1.8%
Acadia Pharmaceuticals, Inc. *	8,765	226,137
Acceleron Pharma, Inc. *	223	30,241
Adverum Biotechnologies, Inc. *	8,282	81,661
Agios Pharmaceuticals, Inc. *	1,978	102,144
Alector, Inc. *	567	11,419
Alkermes PLC *	4,984	93,101
Allakos, Inc. *	1,075	123,389
Anika Therapeutics, Inc. *	1,795	73,218
Applied Genetic Technologies Corp. *@	2,241	11,362
Aravive, Inc. *	1,937	12,765
Ardelyx, Inc. *	10,642	70,450
Arena Pharmaceuticals, Inc. *	305	21,164
Arrowhead Pharmaceuticals, Inc. *	3,301	218,889
Avid Bioservices, Inc. *	3,045	55,510
Bluebird Bio, Inc. *	4,559	137,454
Bridgebio Pharma, Inc. *@	3,514	216,462
Calithera Biosciences, Inc. *	3,632	8,789
Chimerix, Inc. *	13,027	125,580
Concert Pharmaceuticals, Inc. *	4,026	20,090
Corvus Pharmaceuticals, Inc. *@	1,065	3,280
CRISPR Therapeutics AG *@	238	29,000
Deciphera Pharmaceuticals, Inc. *	600	26,904
Editas Medicine, Inc. *@	2,278	95,676
Emergent BioSolutions, Inc. *	7,807	725,348
Enanta Pharmaceuticals, Inc. *	2,747	135,482
Exelixis, Inc. *	21,779	491,988
Fate Therapeutics, Inc. *	2,492	205,465
Five Prime Therapeutics, Inc. *	769	28,968
Frequency Therapeutics, Inc. *@	375	3,563
Halozyme Therapeutics, Inc. *	3,864	161,090
Heron Therapeutics, Inc. *@	2,150	34,852
Intellia Therapeutics, Inc. *	1,053	84,509
Invitae Corp. *@	5,304	202,666
Ionis Pharmaceuticals, Inc. *	8,368	376,225
Ironwood Pharmaceuticals, Inc. *	6,132	68,556
Karyopharm Therapeutics, Inc. *@	895	9,415
Kindred Biosciences, Inc. *	3,345	16,625
Kodiak Sciences, Inc. *	744	84,362
Kura Oncology, Inc. *	1,002	28,327
Ligand Pharmaceuticals, Inc. *	1,875	285,844
MacroGenics, Inc. *	2,337	74,433
Madrigal Pharmaceuticals, Inc. *	101	11,814
Merrimack Pharmaceuticals, Inc. *	4,336	27,230
Minerva Neurosciences, Inc. *@	5,077	14,825
Mirati Therapeutics, Inc. *	1,284	219,949

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Myriad Genetics, Inc. *	9,211	$280,475
Natera, Inc. *	2,474	251,210
Neurocrine Biosciences, Inc. *	7,422	721,789
Novavax, Inc. *	411	74,518
OPKO Health, Inc. *@	23,063	98,940
PDL BioPharma, Inc. *<>	18,262	45,107
REGENXBIO, Inc. *	345	11,768
Sage Therapeutics, Inc. *	3,009	225,224
Sarepta Therapeutics, Inc. *	905	67,450
Spectrum Pharmaceuticals, Inc. *	4,922	16,046
Stoke Therapeutics, Inc. *@	478	18,566
Syndax Pharmaceuticals, Inc. *	6,974	155,939
TG Therapeutics, Inc. *@	3,114	150,095
Travere Therapeutics, Inc. *	7,246	180,933
Turning Point Therapeutics, Inc. *	282	26,674
Ultragenyx Pharmaceutical, Inc. *	541	61,598
United Therapeutics Corp. *	1,104	184,666
Veracyte, Inc. *	488	26,230
Verastem, Inc. *	9,653	23,843
Vericel Corp. *	575	31,941
Vir Biotechnology, Inc. *	470	24,097
Xencor, Inc. *	1,697	73,073

		7,836,403

Building Products — 2.5%
A.O. Smith Corp.	10,163	687,120
AAON, Inc.	8,430	590,184
Advanced Drainage Systems, Inc.	10,226	1,057,266
American Woodmark Corp. *	2,629	259,167
Apogee Enterprises, Inc.	4,884	199,658
Armstrong Flooring, Inc. *	5,675	27,751
Armstrong World Industries, Inc.	6,484	584,144
Builders FirstSource, Inc. *	34,359	1,593,227
Cornerstone Building Brands, Inc. *	3,775	52,963
CSW Industrials, Inc.	1,329	179,415
Fortune Brands Home & Security, Inc.	8,164	782,274
Gibraltar Industries, Inc. *	4,189	383,335
Griffon Corp.	9,303	252,762
Insteel Industries, Inc.	2,278	70,254
Lennox International, Inc.	1,823	568,029
Masonite International Corp. *	169	19,476
Owens Corning	7,572	697,305
PGT Innovations, Inc. *	10,308	260,277
Quanex Building Products Corp.	3,883	101,851
Simpson Manufacturing Co., Inc.	6,624	687,108
Trex Co., Inc. *	11,909	1,090,150
UFP Industries, Inc.	10,347	784,716

		10,928,432

Capital Markets — 2.3%
Affiliated Managers Group, Inc.	2,857	425,779
Ares Management Corp., Class A	1,166	65,331
Artisan Partners Asset Management, Inc., Class A	10,977	572,670
BBX Capital, Inc. *	417	2,648
BGC Partners, Inc., Class A	54,342	262,472
Blucora, Inc. *	10,400	173,056
BrightSphere Investment Group PLC	5,801	118,224
Cohen & Steers, Inc.	7,278	475,472
Cowen Group, Inc. Class A	3,899	137,050

	SHARES	VALUE†
Diamond Hill Investment Group, Inc.	595	$92,826
Donnelley Financial Solutions, Inc. *	7,095	197,454
Evercore, Inc., Class A	4,605	606,663
Federated Investors, Inc.	15,138	473,819
GAMCO Investors, Inc., Class A	1,700	31,535
Greenhill & Co., Inc.	3,087	50,874
Houlihan Lokey, Inc.	1,002	66,643
Invesco Ltd.	27,257	687,422
Janus Henderson Group PLC	16,584	516,592
Lazard Ltd., Class A	7,639	332,373
LPL Financial Holdings, Inc.	6,203	881,818
Manning & Napier, Inc.	2,524	16,330
Moelis & Co., Class A	3,839	210,684
Morningstar, Inc.	3,198	719,678
Oppenheimer Holdings, Inc., Class A	1,743	69,807
Piper Jaffray Cos.	2,764	303,073
PJT Partners, Inc., Class A	597	40,387
Pzena Investment Management, Inc.	4,481	47,185
Safeguard Scientifics, Inc. *	2,580	17,596
SEI Investments Co.	2,881	175,539
Silvercrest Asset Management Group, Inc., Class A	759	10,914
Stifel Financial Corp.	18,072	1,157,692
Stonex Group, Inc. *	3,859	252,301
Virtu Financial, Inc., Class A	5,099	158,324
Virtus Investment Partners, Inc.	1,331	313,451
Waddell & Reed Financial, Inc., Class A	3,742	93,737
Westwood Holdings Group, Inc.	1,610	23,281
WisdomTree Investments, Inc.	16,477	102,981

		9,883,681

Chemicals — 2.9%
Advanced Emissions Solutions, Inc.	2,266	12,463
AdvanSix, Inc. *	5,840	156,629
Albemarle Corp.	188	27,469
American Vanguard Corp.	4,836	98,703
Ashland Global Holdings, Inc.	3,607	320,193
Avient Corp.	11,830	559,204
Axalta Coating Systems Ltd. *	18,164	537,291
Balchem Corp.	5,303	665,049
Cabot Corp.	6,650	348,726
CF Industries Holdings, Inc.	10,240	464,691
Chase Corp.	1,731	201,471
Chemours Co. (The)	10,027	279,854
Core Molding Technologies, Inc. *	1,500	17,590
Element Solutions, Inc.	30,212	552,577
Ferro Corp. *	16,853	284,142
FutureFuel Corp.	8,673	126,019
GCP Applied Technologies, Inc. *	2,256	55,362
H.B. Fuller Co.	7,908	497,492
Hawkins, Inc.	4,796	160,762
Huntsman Corp.	13,650	393,530
Ingevity Corp. *	948	71,602
Innospec, Inc.	3,683	378,207
Intrepid Potash, Inc. *	1,589	51,738
Koppers Holdings, Inc. *	3,104	107,895
Kraton Corp. *	6,776	247,934
Kronos Worldwide, Inc.	10,857	166,112
Livent Corp. *	1,509	26,136
Minerals Technologies, Inc.	5,517	415,540
Mosaic Co. (The)	23,505	742,993

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
NewMarket Corp.	570	$216,691
Olin Corp.	2,299	87,293
PQ Group Holdings, Inc.	1,340	22,378
Quaker Chemical Corp.	30	7,313
Rayonier Advanced Materials, Inc. *	8,855	80,315
RPM International, Inc.	6,495	596,566
Scotts Miracle-Gro Co. (The)	3,752	919,127
Sensient Technologies Corp.	6,905	538,590
Stepan Co.	3,560	452,512
Trecora Resources *	5,488	42,642
Tredegar Corp.	4,953	74,345
Trinseo SA	6,991	445,117
Tronox Holdings PLC Class A	12,458	227,981
Valvoline, Inc.	5,402	140,830
W.R. Grace & Co.	4,369	261,528
Westlake Chemical Corp.	4,157	369,100

		12,449,702

Commercial Banks — 9.4%
1st Source Corp.	4,820	229,336
Allegiance Bancshares, Inc.	1,614	65,432
Altabancorp	3,598	151,260
American National Bankshares, Inc.	1,508	49,870
Ameris Bancorp	9,958	522,895
AmeriServ Financial, Inc.	4,400	17,864
Arrow Financial Corp.	3,257	108,491
Associated Banc-Corp.	20,314	433,501
Atlantic Capital Bancshares, Inc. *	2,502	60,298
Atlantic Union Bankshares Corp.	9,916	380,378
Banc of California, Inc.	6,945	125,566
Bancfirst Corp.	5,242	370,557
Bancorp, Inc. (The) *	9,002	186,521
BancorpSouth Bank	12,702	412,561
Bank of Hawaii Corp.	3,915	350,353
Bank of Marin Bancorp	1,580	61,873
Bank OZK	3,630	148,286
BankFinancial Corp.	3,364	34,716
BankUnited, Inc.	3,750	164,813
Bankwell Financial Group, Inc.	326	8,786
Banner Corp.	4,653	248,144
Bar Harbor Bankshares	2,489	73,226
BCB Bancorp, Inc.	878	12,116
Berkshire Hills Bancorp, Inc.	5,886	131,376
BOK Financial Corp.	4,613	412,033
Boston Private Financial Holdings, Inc.	11,798	157,149
Brookline Bancorp, Inc.	10,982	164,730
Bryn Mawr Bank Corp.	2,363	107,540
C&F Financial Corp.	962	42,607
Cadence BanCorp	6,063	125,686
Camden National Corp.	1,756	84,042
Capital City Bank Group, Inc.	1,890	49,178
Cathay General Bancorp	10,090	411,470
Central Pacific Financial Corp.	3,916	104,479
Central Valley Community Bancorp	2,688	49,486
Century Bancorp, Inc., Class A	462	43,109
CIT Group, Inc.	6,260	322,453
Citizens & Northern Corp.	852	20,261
Citizens Community Bancorp, Inc.	400	4,964
City Holding Co.	2,782	227,512
Civista Bancshares, Inc.	270	6,194
CNB Financial Corp.	2,764	68,022
Columbia Banking System, Inc.	10,292	443,482
Comerica, Inc.	7,422	532,454

	SHARES	VALUE†
Commerce Bancshares, Inc.	8,536	$653,943
Community Bank System, Inc.	6,681	512,566
Community Trust Bancorp, Inc.	2,206	97,130
Connectone Bancorp, Inc.	4,989	126,471
Cullen/Frost Bankers, Inc.	4,337	471,692
Customers Bancorp, Inc. *	5,348	170,173
CVB Financial Corp.	20,692	457,086
Dime Community Bancshares, Inc.	6,339	191,057
Eagle Bancorp, Inc.	5,450	289,995
East West Bancorp, Inc.	11,036	814,457
Enterprise Bancorp, Inc.	331	10,764
Enterprise Financial Services Corp.	3,286	162,460
Equity Bancshares, Inc., Class A *	2,190	60,006
Farmers & Merchants Bancorp, Inc./Archbold OH	1,205	30,294
Farmers National Banc Corp.	3,991	66,650
FB Financial Corp.	3,274	145,562
Financial Institutions, Inc.	1,855	56,188
First Bancorp	25,861	291,195
First Bancorp, Inc.	2,600	75,894
First Bancorp/Southern Pines NC	3,300	143,550
First Busey Corp.	6,992	179,345
First Business Financial Services, Inc.	551	13,626
First Citizens Bancshares, Inc., Class A	551	460,509
First Commonwealth Financial Corp.	14,594	209,716
First Community Bancshares, Inc.	2,656	79,653
First Financial Bancorp	12,704	304,896
First Financial Bankshares, Inc.	20,796	971,797
First Financial Corp.	1,882	84,709
First Financial Northwest, Inc.	2,239	31,906
First Foundation, Inc.	4,921	115,447
First Hawaiian, Inc.	1,200	32,844
First Horizon National Corp.	39,608	669,771
First Internet Bancorp	1,284	45,235
First Interstate Bancsystem, Inc., Class A	6,231	286,875
First Merchants Corp.	6,709	311,969
First Mid Bancshares, Inc.	500	21,965
First Midwest Bancorp, Inc.	13,739	301,021
First of Long Island Corp. (The)	4,434	94,223
Flushing Financial Corp.	4,840	102,753
FNB Corp.	24,564	311,963
Fulton Financial Corp.	20,805	354,309
German American Bancorp, Inc.	4,050	187,191
Glacier Bancorp, Inc.	13,180	752,314
Great Southern Bancorp, Inc.	2,813	159,413
Great Western Bancorp, Inc.	1,271	38,499
Hancock Whiteny Corp.	7,368	309,530
Hanmi Financial Corp.	3,586	70,752
Harborone Bancorp, Inc.	7,533	101,470
Heartland Financial USA, Inc.	5,400	271,404
Heritage Commerce Corp.	9,426	115,186
Heritage Financial Corp.	4,862	137,303
Hilltop Holdings, Inc.	10,971	374,440
Home Bancshares, Inc.	14,737	398,636
HomeTrust Bancshares, Inc.	2,644	64,381
Hope Bancorp, Inc.	17,605	265,131
Horizon Bancorp, Inc.	5,096	94,684
Howard Bancorp, Inc. *	499	8,204
Independent Bank Corp.	4,249	357,723
Independent Bank Group, Inc.	2,477	178,938
International Bancshares Corp.	8,343	387,282
Investors Bancorp, Inc.	2,762	40,574
Lakeland Bancorp, Inc.	6,732	117,339
Lakeland Financial Corp.	4,384	303,329
Live Oak Bancshares, Inc.	500	34,245

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Macatawa Bank Corp.	6,741	$67,073
Mercantile Bank Corp.	3,005	97,572
Midland States Bancorp, Inc.	1,086	30,126
MidWestOne Financial Group, Inc.	613	18,985
National Bank Holdings Corp. Class A	3,824	151,736
NBT Bancorp, Inc.	6,610	263,739
Nicolet Bankshares, Inc. *	1,020	85,129
Northeast Bank	1,690	44,599
Northrim Bancorp, Inc.	1,380	58,664
OceanFirst Financial Corp.	7,799	186,708
OFG Bancorp	7,473	169,039
Old National Bancorp	21,721	420,084
Old Second Bancorp, Inc.	2,244	29,643
Pacific Mercantile Bancorp *	2,500	22,250
Pacific Premier Bancorp, Inc.	10,374	450,647
PacWest Bancorp	6,913	263,731
Park National Corp.	2,148	277,736
Peapack Gladstone Financial Corp.	3,030	93,566
Penns Woods Bancorp, Inc.	1,738	41,868
People’s United Financial, Inc.	41,235	738,107
Peoples Bancorp, Inc.	3,095	102,661
Pinnacle Financial Partners, Inc.	3,114	276,087
Popular, Inc.	9,824	690,824
Preferred Bank	2,886	183,780
Premier Financial Bancorp, Inc.	1,726	32,086
Primis Financial Corp.	3,875	56,343
Prosperity Bancshares, Inc.	8,898	666,371
QCR Holdings, Inc.	1,914	90,379
Renasant Corp.	6,735	278,694
Republic Bancorp, Inc., Class A	2,887	127,865
Republic First Bancorp, Inc. *	3,546	13,368
S&T Bancorp, Inc.	5,792	194,032
Sandy Spring Bancorp, Inc.	5,644	245,119
Seacoast Banking Corp. of Florida *	5,668	205,408
Select Bancorp, Inc. *	200	2,214
ServisFirst Bancshares, Inc.	6,378	391,163
Sierra Bancorp	2,800	75,040
Signature Bank	4,291	970,195
Silvergate Capital Corp. *	300	42,651
Simmons First National Corp., Class A	13,092	388,440
South State Corp.	9,903	777,485
Southern First Bancshares, Inc. *	1,759	82,462
Southside Bancshares, Inc.	4,400	169,444
Sterling Bancorp	24,347	560,468
Stock Yards Bancorp, Inc.	4,336	221,396
Summit Financial Group, Inc.	392	10,408
Synovus Financial Corp.	10,832	495,564
TCF Financial Corp.	22,907	1,064,259
Texas Capital Bancshares, Inc. *	3,548	251,624
Tompkins Financial Corp.	2,420	200,134
TowneBank	6,582	200,093
Trico Bancshares	3,645	172,664
TriState Capital Holdings, Inc. *	3,611	83,270
Triumph Bancorp, Inc. *	2,765	213,983
Trustmark Corp.	8,464	284,898
UMB Financial Corp.	5,619	518,802
Umpqua Holdings Corp.	9,156	160,688
United Bankshares, Inc.	14,718	567,820
United Community Banks, Inc.	10,212	348,433

	SHARES	VALUE†
Univest Financial Corp	3,363	$96,148
Valley National Bancorp	47,097	647,113
Veritex Holdings, Inc.	3,570	116,810
Washington Trust Bancorp, Inc.	3,000	154,890
Webster Financial Corp.	3,323	183,131
WesBanco, Inc.	8,812	317,761
West Bancorp, Inc.	3,092	74,486
Westamerica Bancorp	4,355	273,407
Western Alliance Bancorp	5,446	514,320
Wintrust Financial Corp.	5,592	423,874
Zions Bancorp NA	11,502	632,150

		40,666,410

Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	9,829	501,377
ACCO Brands Corp.	19,452	164,175
Brady Corp., Class A	7,132	381,205
Brink’s Co. (The)	7,356	582,816
Casella Waste Systems, Inc., Class A *	7,613	483,958
Ceco Environmental Corp. *	4,211	33,393
Cimpress PLC *	4,254	425,953
Clean Harbors, Inc. *	8,441	709,551
Covanta Holding Corp.	23,500	325,710
Deluxe Corp.	6,449	270,600
Ennis, Inc.	4,400	93,940
Harsco Corp. *	14,561	249,721
Healthcare Services Group, Inc.	7,841	219,783
Heritage-Crystal Clean, Inc. *	3,229	87,603
Herman Miller, Inc.	9,834	404,669
HNI Corp.	7,981	315,728
Iaa, Inc. *	8,384	462,294
Interface, Inc.	8,689	108,439
KAR Auction Services, Inc.	5,924	88,860
Kimball International, Inc., Class B	7,180	100,520
Knoll, Inc.	10,471	172,876
Matthews International Corp. Class A	5,121	202,536
MSA Safety, Inc.	5,857	878,667
NL Industries, Inc.	7,891	58,788
Pitney Bowes, Inc.	4,177	34,419
Quad/Graphics, Inc.	4,591	16,206
SP Plus Corp. *	3,390	111,158
Steelcase, Inc., Class A	15,351	220,901
Stericycle, Inc. *	5,435	366,917
Team, Inc. *	5,503	63,450
Tetra Tech, Inc.	7,685	1,043,008
UniFirst Corp.	2,356	527,061
US Ecology, Inc. *	4,572	190,378
Viad Corp.	2,833	118,278
Vidler Water Resouces, Inc. *	2,830	25,187
Virco Manufacturing Corp. *	2,494	7,731
VSE Corp.	1,964	77,578

		10,125,434

Communications Equipment — 1.2%
ADTRAN, Inc.	7,551	125,951
Applied Optoelectronics, Inc. *@	3,183	26,610
Bk Technologies Corp.	2,000	8,360
CalAmp Corp. *	5,414	58,742
Calix, Inc. *	1,031	35,734
Ciena Corp. *	20,878	1,142,444
Clearfield, Inc. *	2,783	83,852
CommScope Holding Co., Inc. *	3,352	51,487

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Communications Systems, Inc. @	1,418	$8,451
Comtech Telecommunications Corp.	3,207	79,662
Digi International, Inc. *	3,397	64,509
F5 Networks, Inc. *	3,585	747,903
Harmonic, Inc. *	10,330	80,987
Infinera Corp. *@	22,351	215,240
Juniper Networks, Inc.	20,091	508,905
KVH Industries, Inc. *	4,034	51,151
Lantronix, Inc. *	1,100	5,027
Lumentum Holdings, Inc. *@	5,615	512,930
NETGEAR, Inc. *	4,009	164,770
NetScout Systems, Inc. *	10,514	296,074
Network-1 Technologies, Inc.	1,343	4,190
Optical Cable Corp. *	374	1,350
PC-Tel, Inc.	4,100	28,495
Ribbon Communications, Inc. *	13,960	114,612
Tessco Technologies, Inc.	1,000	7,240
Viasat, Inc. *	4,646	223,333
Viavi Solutions, Inc. *	33,947	532,968

		5,180,977

Computers & Peripherals — 0.3%
AstroNova, Inc.	1,572	21,065
Avid Technology, Inc. *	9,865	208,250
Intevac, Inc. *	4,883	34,913
NCR Corp. *	1,087	41,252
Pure Storage, Inc., Class A *	8,857	190,780
Super Micro Computer, Inc. *	1,663	64,957
Xerox Holdings Corp.	28,195	684,292

		1,245,509

Construction & Engineering — 1.9%
AECOM *	10,667	683,861
Aegion Corp. *	4,475	128,656
Ameresco, Inc. Class A *	6,024	292,947
Arcosa, Inc.	1,853	120,612
Argan, Inc.	1,886	100,618
Comfort Systems USA, Inc.	5,760	430,675
Dycom Industries, Inc. *	4,626	429,524
EMCOR Group, Inc.	8,575	961,772
Fluor Corp.	6,585	152,048
Granite Construction, Inc. @	7,482	301,151
Great Lakes Dredge & Dock Corp. *	11,801	172,059
IES Holdings, Inc. *	4,244	213,940
MasTec, Inc. *	7,480	700,876
Matrix Service Co. *	4,086	53,567
MYR Group, Inc. *	3,408	244,251
Northwest Pipe Co. *	1,211	40,472
NV5 Global, Inc. *	2,453	236,886
Orion Marine Group, Inc. *	3,431	20,826
Primoris Services Corp.	7,420	245,825
Quanta Services, Inc.	9,091	799,826
Sterling Construction Co., Inc. *	5,413	125,582
Tutor Perini Corp. *	7,646	144,892
Valmont Industries, Inc.	3,498	831,370
WillScot Mobile Mini Holdings Corp. *	21,315	591,491

		8,023,727

Construction Materials — 0.2%
Eagle Materials, Inc.	1,439	193,416
Forterra, Inc. *	1,512	35,154
Summit Materials, Inc., Class A *	5,300	148,506
United States Lime & Minerals, Inc.	1,199	160,318

	SHARES	VALUE†
US Concrete, Inc. *	3,055	$223,993

		761,387

Consumer Finance — 1.3%
Ally Financial, Inc.	17,415	787,332
Atlanticus Holdings Corp. *	3,144	95,357
Consumer Portfolio Services, Inc. *	7,272	29,306
Credit Acceptance Corp. *@	760	273,775
Encore Capital Group, Inc. *	5,703	229,432
Enova International, Inc. *	6,792	240,980
Ezcorp, Inc., Class A *	7,567	37,608
FirstCash, Inc.	6,272	411,882
Green Dot Corp., Class A *	8,183	374,700
LendingClub Corp. *	8,351	137,958
LendingTree, Inc. *@	1,552	330,576
Navient Corp.	25,118	359,439
Nelnet, Inc., Class A	3,676	267,392
OneMain Holdings, Inc.	8,524	457,909
PRA Group, Inc. *	6,137	227,499
PROG Holdings, Inc.	10,105	437,445
Regional Management Corp.	2,592	89,839
Santander Consumer USA Holdings, Inc.	16,393	443,595
SLM Corp.	14,278	256,576
World Acceptance Corp. *	1,107	143,644

		5,632,244

Containers & Packaging — 1.1%
AptarGroup, Inc.	4,532	642,048
Berry Plastics Group, Inc. *	10,559	648,323
Crown Holdings, Inc.	5,848	567,490
Graphic Packaging Holding Co.	8,918	161,951
Greif, Inc., Class A	5,187	295,659
Greif, Inc., Class B	1,193	68,287
Myers Industries, Inc.	6,712	132,629
Packaging Corp. of America	1,500	201,720
Sealed Air Corp.	12,255	561,524
Silgan Holdings, Inc.	16,218	681,643
Sonoco Products Co.	7,641	483,675
UFP Technologies, Inc. *	913	45,486
WestRock Co.	1,402	72,974

		4,563,409

Distributors — 0.2%
Core-Mark Holding Co., Inc.	8,353	323,178
LKQ Corp. *	16,731	708,223
Weyco Group, Inc.	1,489	32,207

		1,063,608

Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	7,422	293,466
American Public Education, Inc. *	2,124	75,678
Bright Horizons Family Solutions, Inc. *	3,373	578,301
Carriage Services, Inc.	3,469	122,074
Chegg, Inc. *@	4,867	416,907
Frontdoor, Inc. *	3,010	161,788
Graham Holdings Co., Class B	523	294,156
Grand Canyon Education, Inc. *	6,483	694,329
H&R Block, Inc. @	13,196	287,673
Houghton Mifflin Harcourt Co. *	14,959	113,988
Laureate Education, Inc. Class A *	2,699	36,679
Perdoceo Education Corp. *	12,403	148,340
Regis Corp. *@	5,410	67,950
Service Corp. International	12,310	628,426
Strategic Education, Inc.	3,002	275,914
Stride, Inc. *	7,465	224,771
Terminix Global Holdings, Inc. *	10,611	505,826
Universal Technical Institute, Inc. *	5,900	34,456

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
WW International, Inc. *	6,398	$200,129
Zovio, Inc. *	3,315	13,459

		5,174,310

Diversified Financial Services — 0.4%
A-Mark Precious Metals, Inc.	1,166	41,976
Cannae Holdings, Inc. *	5,802	229,875
CCUR Holdings, Inc. *	1,362	3,814
Equitable Holdings, Inc.	2,089	68,143
Jefferies Financial Group, Inc.	24,499	737,420
Marlin Business Services Corp.	3,196	43,593
Voya Financial, Inc.	11,507	732,306

		1,857,127

Diversified Telecommunication Services — 0.3%
Alaska Communications Systems Group, Inc.	2,448	7,956
ATN International, Inc.	2,516	123,586
Cincinnati Bell, Inc. *	6,675	102,461
Cogent Communications Holdings, Inc.	8,368	575,384
Consolidated Communications Holdings, Inc. *	8,637	62,186
IDT Corp., Class B *	5,102	115,611
Iridium Communications, Inc. *	1,819	75,034
Orbcomm, Inc. *	11,555	88,165
Vonage Holdings Corp. *	29,244	345,664

		1,496,047

Electric Utilities — 1.0%
Allete, Inc.	3,475	233,485
Genie Energy Ltd. Class B	4,900	31,066
Hawaiian Electric Industries, Inc.	8,115	360,549
IDACORP, Inc.	3,214	321,304
MGE Energy, Inc.	5,777	412,420
NRG Energy, Inc.	14,764	557,046
OGE Energy Corp.	10,491	339,489
Otter Tail Corp.	6,893	318,250
Pinnacle West Capital Corp.	5,390	438,476
PNM Resources, Inc.	15,409	755,811
Portland General Electric Co.	6,399	303,761
Spark Energy, Inc., Class A @	2,000	21,360

		4,093,017

Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,065	340,725
Allied Motion Technologies, Inc.	2,312	118,675
Atkore, Inc. *	9,186	660,473
AZZ, Inc.	3,907	196,718
Encore Wire Corp.	2,652	178,029
EnerSys	6,533	593,196
Hubbell, Inc.	4,209	786,620
LSI Industries, Inc.	3,137	26,759
nVent Electric PLC	1,295	36,143
Powell Industries, Inc.	1,380	46,741
Preformed Line Products Co.	968	66,550
Regal Beloit Corp.	5,003	713,828
Sensata Technologies Holding PLC *	11,437	662,774
Sunrun, Inc. *@	6,232	376,911
Thermon Group Holdings, Inc. *	4,877	95,053
TPI Composites, Inc. *	564	31,827
Ultralife Corp. *	3,600	29,808

	SHARES	VALUE†
Vicor Corp. *	4,980	$423,449

		5,384,279

Electronic Equipment, Instruments & Components — 2.9%
Arlo Technologies, Inc. *	16,012	100,555
Arrow Electronics, Inc. *	8,403	931,220
Avnet, Inc.	11,647	483,467
Badger Meter, Inc.	4,327	402,714
Bel Fuse, Inc.	2,068	41,133
Belden, Inc.	6,618	293,641
Benchmark Electronics, Inc.	4,604	142,356
Coherent, Inc. *	520	131,503
CTS Corp.	5,957	185,024
Daktronics, Inc.	9,785	61,352
Dolby Laboratories, Inc., Class A	2,050	202,376
ePlus, Inc. *	2,400	239,136
Fabrinet *	5,716	516,669
FARO Technologies, Inc. *	2,603	225,342
Flex Ltd. *	26,859	491,788
FLIR Systems, Inc.	6,022	340,062
Frequency Electronics, Inc. *	1,400	15,806
IEC Electronics Corp. *	800	9,632
II-VI, Inc. *@	4,751	324,826
Insight Enterprises, Inc. *	5,431	518,226
IPG Photonics Corp. *	992	209,252
Itron, Inc. *	5,653	501,138
Jabil, Inc.	5,378	280,517
Key Tronic Corp. *	1,700	13,107
Kimball Electronics, Inc. *	5,179	133,618
Knowles Corp. *	11,920	249,366
Littelfuse, Inc.	2,112	558,497
Methode Electronics, Inc.	6,118	256,834
MTS Systems Corp.	3,800	221,160
NAPCO Security Technologies, Inc. *	3,832	133,469
National Instruments Corp.	8,623	372,384
nLight, Inc. *	400	12,960
Novanta, Inc. *	4,922	649,163
OSI Systems, Inc. *	3,298	316,938
PAR Technology Corp. *@	2,088	136,576
PC Connection, Inc.	5,173	239,975
Plexus Corp. *	4,868	447,077
Richardson Electronics Ltd.	2,700	17,199
Rogers Corp. *	2,366	445,305
Sanmina Corp. *	10,321	427,083
Scansource, Inc. *	3,425	102,579
SYNNEX Corp.	3,640	418,018
TTM Technologies, Inc. *	16,102	233,479
Vishay Intertechnology, Inc.	20,581	495,591
Vishay Precision Group, Inc. *	1,694	52,192
Wayside Technology Group, Inc.	315	7,919

		12,588,224

Energy Equipment & Services — 0.4%
Archrock, Inc.	21,713	206,056
Bristow Group, Inc. *	1,138	29,451
Core Laboratories NV	2,189	63,021
Dawson Geophysical Co. *	2,775	6,799
DMC Global, Inc.	2,412	130,875
Dril-Quip, Inc. *	4,621	153,556
Exterran Corp. *	5,983	20,103
Geospace Technologies Corp. *	1,646	15,012
Gulf Island Fabrication, Inc. *	1,823	7,037

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
Helix Energy Solutions Group, Inc. *	17,953	$90,663
Helmerich & Payne, Inc.	7,229	194,894
KLX Energy Services Holdings, Inc. *@	766	12,279
Nabors Industries Ltd.	853	79,713
Natural Gas Services Group, Inc. *	3,685	34,786
NOV, Inc.	23,817	326,769
Oceaneering International, Inc. *	11,720	133,842
Oil States International, Inc. *	7,268	43,826
Patterson-UTI Energy, Inc.	599	4,271
SEACOR Marine Holdings, Inc. *	3,233	17,232
TechnipFMC PLC	5,694	43,958
U.S. Silica Holdings, Inc.	8,142	100,065

		1,714,208

Entertainment — 0.4%
Ballantyne Strong, Inc. *	3,464	9,041
Cinemark Holdings, Inc. @	1,868	38,126
Gaia, Inc. *	1,407	16,729
Glu Mobile, Inc. *	12,857	160,455
IMAX Corp. *	4,817	96,822
Liberty Braves Group, Class A *	338	9,636
Liberty Media Corp-Liberty Formula One, Class A *	1,700	64,974
Liberty Media Corp-Liberty Formula One, Class C *	10,084	436,536
Lions Gate Entertainment Corp., Class A *	4,059	60,682
Lions Gate Entertainment Corp., Class B *	5,120	66,048
Madison Square Garden Entertainment Corp. *	631	51,616
Marcus Corp. (The) @	3,728	74,523
Reading International, Inc. *	4,951	27,478
World Wrestling Entertainment, Inc.	2,212	120,023
Zynga, Inc., Class A *	55,936	571,107

		1,803,796

Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	5,758	157,654
BJ’s Wholesale Club Holdings, Inc. *	621	27,858
Casey’s General Stores, Inc.	2,566	554,744
Chefs’ Warehouse Inc. (The) *	6,038	183,917
Ingles Markets, Inc., Class A	2,846	175,456
Natural Grocers by Vitamin Cottage, Inc.	2,710	47,560
Performance Food Group Co. *	6,339	365,190
PriceSmart, Inc.	4,645	449,404
SpartanNash Co.	7,457	146,381
Sprouts Farmers Market, Inc. *	8,100	215,622
United Natural Foods, Inc. *	6,250	205,875
US Foods Holding Corp. *	9,874	376,397
Village Super Market, Inc., Class A	1,435	33,823
Weis Markets, Inc.	4,647	262,648

		3,202,529

Food Products — 2.0%
B&G Foods, Inc. @	9,943	308,830
Beyond Meat, Inc. *@	2,085	271,300
Bunge Ltd.	6,292	498,767
Cal-Maine Foods, Inc. *	6,372	244,812
Calavo Growers, Inc.	3,087	239,675
Coffee Holding Co., Inc. *	600	2,964
Darling Ingredients, Inc. *	31,183	2,294,445
Farmer Bros. Co. *	3,098	32,343
Flowers Foods, Inc.	12,107	288,147
Fresh Del Monte Produce, Inc.	6,809	194,942
Hostess Brands, Inc. *	4,664	66,882

	SHARES	VALUE†
Ingredion, Inc.	4,253	$382,430
J&J Snack Foods Corp.	2,573	404,038
John B. Sanfilippo & Son, Inc.	1,857	167,817
Lamb Weston Holdings, Inc.	8,392	650,212
Lancaster Colony Corp.	4,472	784,210
Landec Corp. *	3,872	41,043
Lifeway Foods, Inc. *	3,800	20,520
Limoneira Co.	2,072	36,260
Pilgrim’s Pride Corp. *	5,624	133,795
Post Holdings, Inc. *	5,411	572,051
Rocky Mountain Chocolate Factory, Inc.	1,260	6,640
Sanderson Farms, Inc.	2,860	445,531
Seaboard Corp.	46	169,739
Seneca Foods Corp., Class A *	1,383	65,125
Tootsie Roll Industries, Inc. @	5,500	182,222
TreeHouse Foods, Inc. *	225	11,754

		8,516,494

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	2,784	323,167
National Fuel Gas Co.	4,531	226,505
New Jersey Resources Corp.	12,600	502,362
Northwest Natural Holding Co.	5,013	270,451
ONE Gas, Inc.	8,867	681,961
RGC Resources, Inc.	600	13,308
South Jersey Industries, Inc.	14,522	327,907
Southwest Gas Corp.	4,554	312,905
Spire, Inc.	6,614	488,709
UGI Corp.	10,146	416,087

		3,563,362

Health Care — 0.0%
Contra Aduro Biotech §	237	2
Contra Pfenex, Inc. §	2,903	163

		165

Health Care Equipment & Supplies — 2.7%
Accuray, Inc. *	14,711	72,819
Achillion Pharmaceuticals, Inc. §	23,152	32,876
Angiodynamics, Inc. *	4,628	108,295
Antares Pharma, Inc. *	9,163	37,660
AtriCure, Inc. *	2,689	176,183
Atrion Corp.	322	206,502
Avanos Medical, Inc. *	6,331	276,918
Axogen, Inc. *	1,529	30,978
Cantel Medical Corp. *	5,856	467,543
Cardiovascular Systems, Inc. *	1,234	47,312
CONMED Corp.	3,714	485,011
CryoLife, Inc. *	5,697	128,638
Cutera, Inc. *	1,969	59,168
Dentsply Sirona, Inc.	563	35,925
Electromed, Inc. *	2,175	22,925
Envista Holdings Corp. *	3,555	145,044
Fonar Corp. *	1,982	35,854
Globus Medical, Inc., Class A *	6,323	389,939
Haemonetics Corp. *	7,335	814,258
Heska Corp. *	1,136	191,371
Hill-Rom Holdings, Inc.	5,319	587,643
ICU Medical, Inc. *	1,949	400,403
Inogen, Inc. *	2,668	140,123
Integer Holdings Corp. *	4,771	439,409
Integra LifeSciences Holdings Corp. *	7,218	498,692
IntriCon Corp. *	1,000	25,640
Invacare Corp.	4,558	36,555
iRhythm Technologies, Inc. *	101	14,025
Lantheus Holdings, Inc. *	8,245	176,196
LeMaitre Vascular, Inc.	3,866	188,583

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
LENSAR, Inc. *	1,385	$10,055
LivaNova PLC *	5,780	426,159
Meridian Bioscience, Inc. *	8,392	220,290
Merit Medical Systems, Inc. *	6,875	411,675
Natus Medical, Inc. *	4,076	104,386
Neogen Corp. *	6,380	567,118
Nevro Corp. *	446	62,217
Novocure Ltd. *	4,570	604,063
NuVasive, Inc. *	7,740	507,434
OraSure Technologies, Inc. *	9,521	111,110
Orthofix Medical, Inc. *	2,339	101,396
Penumbra, Inc. *	2,535	685,920
Quidel Corp. *	5,750	735,598
SeaSpine Holdings Corp. *	2,964	51,574
Shockwave Medical, Inc. *	560	72,946
Silk Road Medical, Inc. *	189	9,573
STAAR Surgical Co. *	1,150	121,222
Surgalign Holdings, Inc. *	15,534	33,864
SurModics, Inc. *	1,788	100,253
Tandem Diabetes Care, Inc. *	1,536	135,552
Utah Medical Products, Inc.	630	54,558
Varex Imaging Corp. *	2,200	45,078

		11,444,529

Health Care Providers & Services — 3.1%
Acadia Healthcare Co., Inc. *	4,406	251,759
Addus HomeCare Corp. *	1,863	194,851
Amedisys, Inc. *	5,127	1,357,578
AMN Healthcare Services, Inc. *	7,715	568,595
Brookdale Senior Living, Inc. *	15,683	94,882
Castle Biosciences, Inc. *	578	39,570
Chemed Corp.	2,186	1,005,167
Community Health Systems, Inc. *	6,976	94,316
Corvel Corp. *	3,554	364,605
Cross Country Healthcare, Inc. *	6,503	81,222
DaVita, Inc. *	9,640	1,038,903
Encompass Health Corp.	7,365	603,193
Ensign Group, Inc. (The)	10,168	954,165
Enzo Biochem, Inc. *	9,744	33,519
Guardant Health, Inc. *	631	96,322
Hanger, Inc. *	1,313	29,963
HealthEquity, Inc. *	264	17,952
Henry Schein, Inc. *	8,786	608,343
Joint Corp. (The) *	845	40,873
LHC Group, Inc. *	4,808	919,338
Magellan Health, Inc. *	2,949	274,965
MEDNAX, Inc. *	2,873	73,175
ModivCare, Inc. *	1,567	232,104
Molina Healthcare, Inc. *	1,049	245,214
National Healthcare Corp.	2,500	194,775
National Research Corp.	4,540	212,608
Owens & Minor, Inc.	7,490	281,549
Patterson Cos., Inc.	6,194	197,898
Pennant Group Inc.(The) *	5,631	257,900
Premier, Inc., Class A	1,300	44,005
R1 RCM, Inc. *	8,490	209,533
RadNet, Inc. *	9,462	205,799
Select Medical Holdings Corp. *	24,224	826,038
Sharps Compliance Corp. *	823	11,827

	SHARES	VALUE†
Star Equity Holdings, Inc. *@	210	$655
Surgery Partners, Inc. *	3,218	142,429
Tenet Healthcare Corp. *	16,691	867,932
Tivity Health, Inc. *	1,853	41,359
Triple-S Management Corp. *	3,473	90,402
U.S. Physical Therapy, Inc.	2,557	266,184
Universal Health Services, Inc., Class B	3,557	474,468

		13,545,935

Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc. *	28,891	433,798
Computer Programs & Systems, Inc.	1,956	59,854
Evolent Health, Inc., Class A *	3,026	61,125
Health Catalyst, Inc. *	1,300	60,801
HealthStream, Inc. *	5,702	127,383
HMS Holdings Corp. *	8,352	308,815
Inspire Medical Systems, Inc. *	220	45,538
NextGen Healthcare, Inc. *	12,327	223,119
Omnicell, Inc. *	5,909	767,402
OptimizeRx Corp. *@	297	14,479
Simulations Plus, Inc. @	1,935	122,369
Vocera Communications, Inc. *	881	33,883

		2,258,566

Hotels, Restaurants & Leisure — 3.0%
Aramark	12,082	456,458
Biglari Holdings, Inc., Class A *	7	4,729
Biglari Holdings, Inc., Class B *	74	9,824
BJ’s Restaurants, Inc. *	3,923	227,848
Bloomin’ Brands, Inc.	13,327	360,495
Bluegreen Vacations Holding Corp. *	417	7,731
Brinker International, Inc.	7,784	553,131
Carrols Restaurant Group, Inc. *	8,916	53,362
Cheesecake Factory, Inc. (The)	7,512	439,527
Choice Hotels International, Inc.	7,584	813,687
Churchill Downs, Inc.	4,317	981,772
Chuy’s Holdings, Inc. *	2,478	109,825
Cracker Barrel Old Country Store, Inc.	3,034	524,518
Dave & Buster’s Entertainment, Inc. *	6,312	302,345
Del Taco Restaurants, Inc.	5,126	49,107
Denny’s Corp. *	12,224	221,377
Dover Motorsports, Inc.	4,000	8,240
El Pollo Loco Holdings, Inc. *	4,284	69,058
Everi Holdings, Inc. *	4,400	62,084
Extended Stay America, Inc.	8,000	158,000
Fiesta Restaurant Group, Inc. *	4,058	51,090
Hilton Grand Vacations, Inc. *	559	20,957
International Game Technology PLC @	969	15,552
Jack in the Box, Inc.	4,510	495,108
Lindblad Expeditions Holdings, Inc. *	9,143	172,803
Marriott Vacations Worldwide Corp.	5,840	1,017,211
Monarch Casino & Resort, Inc. *	1,490	90,324
Nathan’s Famous, Inc.	794	50,094
Norwegian Cruise Line Holdings Ltd. *	8,584	236,833
Papa John’s International, Inc.	5,085	450,734
Planet Fitness, Inc. Class A *	11,157	862,436
Playa Hotels & Resorts NV *	1,000	7,300
Potbelly Corp. *	3,341	19,745
Red Robin Gourmet Burgers, Inc. *	2,379	94,898
Ruth’s Hospitality Group, Inc.	2,754	68,382
Scientific Games Corp., Class A *	1,500	57,780
SeaWorld Entertainment, Inc. *	3,757	186,610

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Shake Shack, Inc., Class A *	2,567	$289,481
Six Flags Entertainment Corp.	551	25,605
Texas Roadhouse, Inc.	10,688	1,025,407
Travel + Leisure Co.	3,425	209,473
Vail Resorts, Inc.	2,288	667,318
Wendy’s Co. (The)	30,015	608,104
Wingstop, Inc.	2,302	292,745
Wyndham Hotels & Resorts, Inc.	6,210	433,334

		12,862,442

Household Durables — 2.7%
Bassett Furniture Industries, Inc.	2,600	63,102
Beazer Homes USA, Inc. *	1,643	34,372
Cavco Industries, Inc. *	1,208	272,537
Century Communities, Inc. *	4,472	269,751
Ethan Allen Interiors, Inc.	3,799	104,890
Flexsteel Industries, Inc.	1,493	52,031
Green Brick Partners, Inc. *	4,024	91,264
Hamilton Beach Brands Holding Co., Class A	2,000	36,260
Helen of Troy Ltd. *	3,719	783,444
Hooker Furniture Corp.	2,100	76,566
Installed Building Products, Inc.	5,423	601,302
iRobot Corp. *@	4,756	581,088
KB Home	14,182	659,888
La-Z-Boy, Inc.	6,883	292,390
Leggett & Platt, Inc.	9,073	414,182
Lifetime Brands, Inc.	3,200	47,008
M.D.C. Holdings, Inc.	11,847	703,712
M/I Homes, Inc. *	5,641	333,214
Meritage Homes Corp. *	6,604	607,040
Mohawk Industries, Inc. *	4,358	838,087
New Home Co., Inc. (The) *	3,433	17,989
Newell Brands, Inc.	30,430	814,915
Orleans Homebuilders, Inc. *@§	4,953	—
Skyline Champion Corp. *	2,906	131,526
Sonos, Inc. *	902	33,798
Taylor Morrison Home Corp. *	13,906	428,444
Tempur Sealy International, Inc.	25,976	949,682
Toll Brothers, Inc.	11,905	675,371
TopBuild Corp. *	4,720	988,510
TRI Pointe Homes, Inc. *	17,727	360,922
Tupperware Brands Corp. *	773	20,415
Universal Electronics, Inc. *	2,258	124,122
VOXX International Corp. *	3,284	62,593
Whirlpool Corp.	1,079	237,758

		11,708,173

Household Products — 0.4%
Central Garden & Pet Co. *	1,647	95,543
Central Garden & Pet Co., Class A *	6,261	324,883
Spectrum Brands Holdings, Inc.	4,389	373,065
WD-40 Co.	2,352	720,135

		1,513,626

Independent Power Producers & Energy Traders — 0.4%
Atlantica Yield plc	1,800	65,934
Brookfield Renewable Corp. Class A	2,097	98,139
Clearway Energy, Inc., Class A	5,274	139,814
Clearway Energy, Inc., Class C	11,658	328,056
Ormat Technologies, Inc. @	8,379	658,003
Sunnova Energy International, Inc. *	350	14,287
Vistra Corp.	26,754	473,011

		1,777,244

	SHARES	VALUE†
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	3,012	$495,715
Raven Industries, Inc.	5,661	216,986

		712,701

Insurance — 4.1%
Alleghany Corp. *	1,008	631,300
Ambac Financial Group, Inc. *	6,709	112,309
American Equity Investment Life Holding Co.	11,817	372,590
American Financial Group, Inc.	4,216	481,046
American National Group, Inc.	1,527	164,717
AMERISAFE, Inc.	3,769	241,216
Argo Group International Holdings Ltd.	4,369	219,848
Assurant, Inc.	4,647	658,805
Assured Guaranty Ltd.	5,276	223,069
Athene Holding Ltd., Class A *	12,800	645,120
Axis Capital Holdings Ltd.	5,472	271,247
Brighthouse Financial, Inc. *	5,795	256,429
Citizens, Inc. *@	10,192	59,012
CNO Financial Group, Inc.	45,733	1,110,855
Crawford & Co., Class A	6,728	71,653
Crawford & Co., Class B	4,945	47,917
Donegal Group, Inc., Class A	4,430	65,830
eHealth, Inc. *	3,641	264,810
Employers Holdings, Inc.	4,570	196,784
Enstar Group Ltd. *	1,353	333,826
Erie Indemnity Co., Class A	1,297	286,520
Everest Re Group Ltd.	2,685	665,370
FBL Financial Group, Inc., Class A	3,610	201,871
FedNat Holding Co.	3,068	14,205
Fidelity National Financial, Inc.	14,619	594,408
First American Financial Corp.	8,507	481,922
Genworth Financial, Inc., Class A *	14,918	49,528
Global Indemnity Group LLC Class A	2,287	67,787
Globe Life, Inc.	5,598	540,935
Greenlight Capital Re Ltd. *	4,390	38,193
Hallmark Financial Services, Inc. *	4,500	17,460
Hanover Insurance Group, Inc. (The)	2,430	314,588
HCI Group, Inc.	1,239	95,180
Heritage Insurance Holdings, Inc.	3,869	42,868
Horace Mann Educators Corp.	5,948	257,013
Independence Holding Co.	2,460	98,031
Investors Title Co.	393	65,238
James River Group Holdings Ltd.	829	37,819
Kemper Corp.	10,830	863,368
Kingstone Cos, Inc.	2,759	23,562
Kinsale Capital Group, Inc.	400	65,920
Lincoln National Corp.	8,515	530,229
Loews Corp.	1,024	52,511
Maiden Holdings Ltd. *	12,853	42,415
MBIA, Inc. *	29,495	283,742
Mercury General Corp.	6,108	371,427
Old Republic International Corp.	23,032	503,019
Primerica, Inc.	5,759	851,295
ProAssurance Corp.	7,119	190,504
Protective Insurance Corp., Class B	1,818	41,578
Reinsurance Group of America, Inc.	3,019	380,545
RenaissanceRe Holdings Ltd.	3,281	525,780
RLI Corp.	5,917	660,160
Safety Insurance Group, Inc.	2,958	249,211
Selective Insurance Group, Inc.	7,297	529,324
SiriusPoint Ltd. *	655	6,661
State Auto Financial Corp.	8,100	159,651
Stewart Information Services Corp.	4,518	235,072

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Trupanion, Inc. *	157	$11,965
Unico American Corp. *	1,700	8,534
United Fire Group, Inc.	3,887	135,268
United Insurance Holdings Corp.	6,868	49,518
Universal Insurance Holdings, Inc.	5,231	75,013
Unum Group	16,633	462,896
W. R. Berkley Corp.	330	24,865
White Mountains Insurance Group Ltd.	28	31,217

		17,662,569

Interactive Media & Services — 0.2%
ANGI, Inc., Class A *	2,836	36,868
Cargurus, Inc. *	2,133	50,830
DHI Group, Inc. *	8,881	29,751
Liberty TripAdvisor Holdings, Inc., Class A *	2,959	18,879
QuinStreet, Inc. *	5,714	115,994
Travelzoo, Inc. *	2,482	41,598
TripAdvisor, Inc. *@	6,094	327,796
Yelp, Inc. *	812	31,668

		653,384

Internet & Catalog Retail — 0.5%
1-800-Flowers.com, Inc., Class A *	5,970	164,832
GrubHub, Inc. *	6,667	400,020
Liquidity Services, Inc. *	4,207	78,166
Magnite, Inc. *	4,165	173,306
PetMed Express, Inc. @	3,312	116,500
Qurate Retail, Inc., Series A	17,685	207,975
Shutterstock, Inc.	4,226	376,283
Stamps.com, Inc. *	2,543	507,354

		2,024,436

IT Services — 1.7%
Alliance Data Systems Corp.	2,520	282,467
Amdocs Ltd.	3,100	217,465
BM Technologies, Inc. *	823	9,588
Cardtronics plc, Class A *	5,567	216,000
Cass Information Systems, Inc.	2,542	117,618
Computer Task Group, Inc. *	4,027	38,458
Concentrix Corp. *	3,640	544,981
Conduent, Inc. *	3,934	26,200
CSG Systems International, Inc.	6,052	271,674
DXC Technology Co.	6,658	208,129
Euronet Worldwide, Inc. *	2,647	366,080
ExlService Holdings, Inc. *	4,929	444,399
Genpact Ltd.	14,441	618,364
Globant SA *	934	193,908
Hackett Group, Inc. (The)	5,445	89,244
Limelight Networks, Inc. *@	15,146	54,071
Liveramp Holdings, Inc. *	9,449	490,214
Maximus, Inc.	3,256	289,914
MoneyGram International, Inc. *	131	861
NIC, Inc.	9,876	335,093
Perficient, Inc. *	5,214	306,166
Perspecta, Inc.	4,329	125,757
PFSweb, Inc. *	3,727	25,157
Sabre Corp. @	19,391	287,181
ServiceSource International, Inc. *	10,651	15,657
SYKES Enterprises, Inc. *	6,920	305,034

	SHARES	VALUE†
TTEC Holdings, Inc.	7,901	$793,655
Unisys Corp. *	700	17,794
Western Union Co. (The)	4,128	101,796
WEX, Inc. *	2,308	482,880

		7,275,805

Leisure Equipment & Products — 0.6%
American Outdoor Brands, Inc. *	2,888	72,778
Brunswick Corp.	4,070	388,156
Callaway Golf Co.	11,753	314,393
Clarus Corp.	1,907	32,514
Escalade, Inc.	1,950	40,774
Johnson Outdoors, Inc., Class A	1,000	142,750
Malibu Boats, Inc., Class A *	3,331	265,414
Marine Products Corp.	4,652	75,688
MasterCraft Boat Holdings, Inc. *	2,852	75,835
Mattel, Inc. *	16,916	336,967
Nautilus, Inc. *@	4,979	77,872
Polaris Industries, Inc.	3,878	517,713
Smith & Wesson Brands, Inc.	10,436	182,108
Vista Outdoor, Inc. *	4,965	159,227

		2,682,189

Life Sciences Tools & Services — 0.8%
Adaptive Biotechnologies Corp. *	200	8,052
Bruker Corp.	11,119	714,729
Charles River Laboratories International, Inc. *	77	22,317
Codexis, Inc. *	492	11,262
Harvard Bioscience, Inc. *	10,123	55,271
Luminex Corp.	6,464	206,202
Medpace Holdings, Inc. *	334	54,793
NeoGenomics, Inc. *	4,620	222,823
Pacific Biosciences of California, Inc. *	3,319	110,556
Personalis, Inc. *	417	10,262
PRA Health Sciences, Inc. *	4,966	761,437
Quanterix Corp. *	593	34,673
Repligen Corp. *	3,403	661,577
Syneos Health, Inc. *	7,267	551,202

		3,425,156

Machinery — 5.9%
AGCO Corp.	5,254	754,737
Alamo Group, Inc.	2,220	346,653
Albany International Corp., Class A	4,707	392,893
Allison Transmission Holdings, Inc.	8,374	341,910
Altra Industrial Motion Corp.	3,020	167,066
Astec Industries, Inc.	3,398	256,277
Barnes Group, Inc.	7,598	376,405
Blue Bird Corp. *	2,584	64,678
Chart Industries, Inc. *	4,731	673,458
CIRCOR International, Inc. *	2,600	90,532
Columbus McKinnon Corp.	4,421	233,252
Commercial Vehicle Group, Inc. *	3,758	36,265
Crane Co.	3,500	328,685
Donaldson Co., Inc.	9,298	540,772
Douglas Dynamics, Inc.	4,736	218,566
Eastern Co. (The)	1,272	34,090
Enerpac Tool Group Corp.	8,724	227,871
EnPro Industries, Inc.	2,882	245,748
ESCO Technologies, Inc.	3,251	354,001
Federal Signal Corp.	11,132	426,356

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Flowserve Corp.	9,994	$387,867
Franklin Electric Co., Inc.	7,620	601,523
Gorman-Rupp Co. (The)	5,655	187,237
Graco, Inc.	12,071	864,525
Graham Corp.	1,759	25,048
Greenbrier Cos., Inc. (The)	5,392	254,610
Helios Technologies, Inc.	5,762	419,877
Hurco Cos., Inc.	1,000	35,300
Hyster-Yale Materials Handling, Inc.	2,000	174,240
ITT, Inc.	5,814	528,551
John Bean Technologies Corp.	5,533	737,770
Kadant, Inc.	1,880	347,819
Kennametal, Inc.	10,652	425,761
LB Foster Co., Class A *	2,165	38,754
Lincoln Electric Holdings, Inc.	3,730	458,566
Lindsay Corp.	1,706	284,254
Lydall, Inc. *	3,767	127,099
Manitex International, Inc. *	1,300	10,257
Manitowoc Co., Inc. (The) *	3,607	74,376
Meritor, Inc. *	10,708	315,029
Middleby Corp. *	4,593	761,290
Miller Industries, Inc.	2,054	94,874
Mueller Industries, Inc.	9,160	378,766
Mueller Water Products, Inc., Class A	26,133	362,987
Navistar International Corp. *	6,372	280,559
NN, Inc. *	6,764	47,822
Nordson Corp.	3,371	669,750
Omega Flex, Inc.	1,525	240,767
Oshkosh Corp.	4,679	555,210
Park-Ohio Holdings Corp.	2,956	93,085
Pentair PLC	12,478	777,629
Perma-Pipe International Holdings, Inc. *	1,900	11,552
Proto Labs, Inc. *	4,228	514,759
RBC Bearings, Inc. *	4,135	813,644
Rexnord Corp.	19,247	906,341
Shyft Group, Inc. (The)	7,102	264,194
Snap-On, Inc.	1,600	369,184
SPX Corp. *	6,763	394,080
SPX FLOW, Inc.	4,940	312,850
Standex International Corp.	2,256	215,606
Tennant Co.	3,621	289,282
Terex Corp.	10,958	504,835
Timken Co. (The)	11,431	927,854
Titan International, Inc.	13,779	127,869
Toro Co. (The)	8,408	867,201
Trimas Corp. *	6,519	197,656
Trinity Industries, Inc.	5,561	158,433
Wabash National Corp.	10,633	199,900
Watts Water Technologies, Inc., Class A	4,723	561,140
Welbilt, Inc. *	28,893	469,511
Woodward, Inc.	4,897	590,725

		25,368,033

Marine — 0.2%
Costamare, Inc.	5,728	55,103
Eagle Bulk Shipping, Inc. *@	436	15,748
Eneti, Inc.	420	8,833
Kirby Corp. *	4,949	298,326
Matson, Inc.	6,524	435,151
SEACOR Holdings, Inc. *	2,643	107,702

		920,863

	SHARES	VALUE†
Media — 1.2%
AMC Networks, Inc., Class A *	4,654	247,407
Cable One, Inc.	431	$788,023
Entravision Communications Corp., Class A	12,528	50,613
EW Scripps Co. (The)	8,014	154,430
Gannett Co., Inc. *	1	5
Gray Television, Inc.	13,871	255,226
Hemisphere Media Group, Inc. *	2,950	34,367
Interpublic Group of Cos., Inc. (The)	18,387	536,900
John Wiley & Sons, Inc., Class A	1,866	101,137
Meredith Corp.	7,502	223,410
MSG Networks, Inc., Class A *	8,693	130,743
New York Times Co. (The), Class A	23,764	1,202,934
News Corp., Class B	11,666	273,684
Nexstar Media Group, Inc. Class A	4,746	666,481
Saga Communications, Inc., Class A	1,116	24,385
Scholastic Corp.	3,986	120,018
TechTarget, Inc. *	4,551	316,067
Tribune Publishing Co.	4,438	79,840

		5,205,670

Metals & Mining — 1.8%
Alcoa Corp. *	21,882	710,946
Allegheny Technologies, Inc. *	20,184	425,075
Ampco-Pittsburgh Corp. *	1,498	10,112
Carpenter Technology Corp.	6,711	276,158
Century Aluminum Co. *	10,675	188,520
Coeur Mining, Inc. *	19,749	178,333
Commercial Metals Co.	18,462	569,368
Compass Minerals International, Inc.	5,112	320,625
Ferroglobe Representation & Warranty Insurance Trust §	24,025	—
Fortitude Gold Corp. *	4,671	21,580
Friedman Industries, Inc.	700	5,663
Gold Resource Corp.	16,351	43,167
Haynes International, Inc.	1,520	45,098
Hecla Mining Co.	34,978	199,025
Kaiser Aluminum Corp.	4,533	500,896
Materion Corp.	2,627	174,012
McEwen Mining, Inc. *@	11,315	11,768
Olympic Steel, Inc.	1,900	55,955
Reliance Steel & Aluminum Co.	8,056	1,226,848
Royal Gold, Inc.	4,971	534,979
Ryerson Holding Corp. *	6,828	116,349
Schnitzer Steel Industries, Inc., Class A	3,716	155,292
Steel Dynamics, Inc.	16,505	837,794
SunCoke Energy, Inc.	14,843	104,049
TimkenSteel Corp. *	6,473	76,058
United States Steel Corp.	13,108	343,036
Universal Stainless & Alloy Products, Inc. *	1,092	11,106
Worthington Industries, Inc.	7,129	478,285

		7,620,097

Multi-Utilities — 0.6%
Avista Corp.	10,618	507,010
Black Hills Corp.	8,028	536,030
Centerpoint Energy, Inc.	22,600	511,890
MDU Resources Group, Inc.	12,786	404,165
NiSource, Inc.	7,242	174,605
NorthWestern Corp.	4,700	306,440
Unitil Corp.	3,202	146,299

		2,586,439

Multiline Retail — 0.5%
Big Lots, Inc.	5,471	373,669
Dillard’s, Inc., Class A	1,249	120,616
Kohl’s Corp.	12,490	744,529
Macy’s, Inc.	22,038	356,795
Ollie’s Bargain Outlet Holdings, Inc. *	4,252	369,924

		1,965,533

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 1.8%
Adams Resources & Energy, Inc.	900	$25,209
Apa Corp.	11,482	205,528
Arch Resources, Inc.	1,730	71,968
Ardmore Shipping Corp.	1,612	7,319
Bonanza Creek Energy, Inc. *	1,752	62,599
Cabot Oil & Gas Corp.	23,549	442,250
Cimarex Energy Co.	7,087	420,897
Clean Energy Fuels Corp. *	22,203	305,069
CNX Resources Corp. *	19,013	279,491
CONSOL Energy, Inc. *	2,376	23,095
Continental Resources, Inc.	5,643	145,984
CVR Energy, Inc.	3,184	61,069
Delek US Holdings, Inc.	11,411	248,532
Devon Energy Corp.	18,199	397,648
DHT Holdings, Inc.	19,547	115,914
Diamondback Energy, Inc.	641	47,107
Dorian LPG Ltd. *	3,332	43,749
Earthstone Energy, Inc. Class A *	3,602	25,754
EnLink Midstream LLC	26,027	111,656
EQT Corp.	18,191	337,989
Equitrans Midstream Corp.	4,100	33,456
Evolution Petroleum Corp.	8,084	27,324
GasLog Ltd.	10,419	60,118
Goodrich Petroleum Corp. *	401	3,794
Green Plains, Inc. *@	5,774	156,302
HollyFrontier Corp.	10,890	389,644
International Seaways, Inc.	4,383	84,943
Magnolia Oil & Gas Corp. *	1,028	11,801
Marathon Oil Corp.	22,346	238,655
Matador Resources Co.	16,331	382,962
Murphy Oil Corp.	20,866	342,411
NACCO Industries, Inc.	1,000	24,950
New Fortress Energy, Inc. @	1,844	84,658
Overseas Shipholding Group, Inc., Class A *	11,837	24,384
Par Pacific Holdings, Inc. *	4,135	58,386
PBF Energy, Inc., Class A	13,660	193,289
PDC Energy, Inc. *	14,120	485,728
Penn Virginia Corp. *	1,880	25,192
Range Resources Corp. *	9,528	98,424
Renewable Energy Group, Inc. *	5,954	393,202
Rex American Resources Corp. *	788	66,326
Scorpio Tankers, Inc.	4,277	78,953
SFL Corp. Ltd.	14,559	116,763
SilverBow Resources, Inc. *	1,024	7,967
Southwestern Energy Co. *	69,513	323,235
Talos Energy, Inc. *	4,465	53,759
Targa Resources Corp.	10,817	343,440
W&T Offshore, Inc. *	26,515	95,189
World Fuel Services Corp.	6,251	220,035

		7,804,117

Paper & Forest Products — 0.5%
Clearwater Paper Corp. *	2,687	101,085
Domtar Corp.	8,300	306,685
Glatfelter Corp.	8,848	151,743

	SHARES	VALUE†
Louisiana-Pacific Corp.	15,124	$838,777
Mercer International, Inc.	9,426	135,640
Neenah Paper, Inc.	2,400	123,312
Resolute Forest Products, Inc. *	8,572	93,864
Schweitzer-Mauduit International, Inc.	5,096	249,551
Verso Corp. Class A	5,404	78,844

		2,079,501

Personal Products — 0.6%
Coty, Inc., Class A	49,522	446,193
Edgewell Personal Care Co.	5,042	199,663
Herbalife Nutriation Ltd. *	10,721	475,584
Inter Parfums, Inc.	4,405	312,447
Medifast, Inc.	1,801	381,488
Natural Alternatives International, Inc. *	1,000	15,360
Natural Health Trends Corp.	1,100	7,425
Natures Sunshine Products, Inc.	1,700	33,932
Nu Skin Enterprises, Inc., Class A	7,742	409,474
United-Guardian, Inc.	600	9,090
USANA Health Sciences, Inc. *	3,475	339,160

		2,629,816

Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals, Inc. *	6,170	113,034
ANI Pharmaceuticals, Inc. *	1,928	69,678
Corcept Therapeutics, Inc. *	6,100	145,119
Cumberland Pharmaceuticals, Inc. *	5,912	17,913
Endo International PLC *	13,442	99,605
Innoviva, Inc. *	9,199	109,928
Intra-Cellular Therapies, Inc. *	3,760	127,577
Jazz Pharmaceuticals PLC *	4,540	746,240
Lannett Co., Inc. *@	4,608	24,330
NGM Biopharmaceuticals, Inc. *	691	20,087
Otonomy, Inc. *	6,289	16,037
Pacira Pharmaceuticals, Inc. *	528	37,008
Perrigo Co. PLC	14,081	569,858
Phibro Animal Health Corp.	3,593	87,669
Prestige Consumer Healthcare Inc *	8,116	357,753
Supernus Pharmaceuticals, Inc. *	9,800	256,564
Taro Pharmaceutical Industries Ltd. *	250	18,438
Zogenix, Inc. *@	2,380	46,458
Zynerba Pharmaceuticals, Inc. *	1,626	7,561

		2,870,857

Professional Services — 2.4%
Acacia Research Corp. *	7,978	53,054
ASGN, Inc. *	9,204	878,430
Barrett Business Services, Inc.	1,622	111,691
Booz Allen Hamilton Holding Corp.	1,166	93,898
CACI International, Inc., Class A *	3,460	853,444
CBIZ, Inc. *	6,994	228,424
CoreLogic, Inc.	4,731	374,932
CRA International, Inc.	1,646	122,857
Exponent, Inc.	7,806	760,695
Forrester Research, Inc. *	2,660	112,997
Franklin Covey Co. *	2,254	63,766
FTI Consulting, Inc. *	5,344	748,748
GP Strategies Corp. *	4,107	71,667
Heidrick & Struggles International, Inc.	2,913	104,052
Huron Consulting Group, Inc. *	2,993	150,787
ICF International, Inc.	2,528	220,947
Insperity, Inc.	5,651	473,215

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Professional Services (Continued)
KBR, Inc.	17,014	$653,167
Kelly Services, Inc., Class A	5,670	126,271
Kforce, Inc.	4,075	218,420
Korn Ferry	7,434	463,659
Manpowergroup, Inc.	3,981	393,721
ManTech International Corp., Class A	4,264	370,755
Mastech Digital, Inc. *	2,122	37,368
Mistras Group, Inc. *	6,212	70,879
Nielsen Holdings PLC	26,133	657,245
RCM Technologies, Inc. *	2,995	10,632
Resources Connection, Inc.	6,466	87,550
Robert Half International, Inc.	9,008	703,254
Science Applications International Corp.	2,899	242,327
TriNet Group, Inc. *	10,457	815,228
TrueBlue, Inc. *	5,626	123,884

		10,397,964

Real Estate Investment Trusts (REITs) — 0.0%
Contra Zagg, Inc. <>	6,699	28,136
CTO Realty Growth, Inc.	1,248	64,909
Indus Realty Trust, Inc.	427	25,688

		118,733

Real Estate Management & Development — 0.6%
eXp World Holdings, Inc. *@	196	8,928
Forestar Group, Inc. *	1,150	26,772
Howard Hughes Corp. (The) *	3,446	327,818
Jones Lang LaSalle, Inc. *	4,395	786,881
Kennedy-Wilson Holdings, Inc.	17,348	350,603
Marcus & Millichap, Inc. *	6,770	228,149
Maui Land & Pineapple Co., Inc. *	3,255	37,595
Newmark Group, Inc., Class A	27,250	272,636
Rafael Holdings, Inc., Class B *	3,410	136,127
RE/MAX Holdings, Inc., Class A	3,519	138,614
Realogy Holdings Corp. *@	5,347	80,900
Redfin Corp. *@	1,882	125,322
RMR Group, Inc. (The) Class A	1,159	47,299
St. Joe Co. (The)	3,249	139,382
Stratus Properties, Inc. *	313	9,547
Tejon Ranch Co. *	4,449	74,476

		2,791,049

Road & Rail — 1.3%
AMERCO	900	551,340
ArcBest Corp.	3,912	275,287
Avis Budget Group, Inc. *	13,820	1,002,503
Covenant Transportation Group, Inc. *	2,412	49,663
Heartland Express, Inc.	14,741	288,629
Knight-Swift Transportation Holdings, Inc.	11,850	569,866
Landstar System, Inc.	3,248	536,115
Marten Transport Ltd.	15,585	264,477
P.A.M. Transportation Services, Inc. *	1,523	93,969
Saia, Inc. *	5,108	1,177,803
Schneider National, Inc., Class B	1,500	37,455
Universal Truckload Services, Inc.	3,300	86,823
USA Truck, Inc. *	2,154	41,163
Werner Enterprises, Inc.	10,451	492,974
Yellow Corp. *	7,448	65,468

		5,533,535

Semiconductors & Semiconductor Equipment — 4.1%
ACM Research, Inc. *	239	19,309
Advanced Energy Industries, Inc.	4,984	544,103
Alpha & Omega Semiconductor Ltd. *	3,966	129,688
Ambarella, Inc. *	1,829	183,613

	SHARES	VALUE†
Amkor Technology, Inc.	43,439	$1,029,939
Amtech Systems, Inc. *	2,822	33,356
Axcelis Technologies, Inc. *	4,468	183,590
AXT, Inc. *	7,653	89,234
Brooks Automation, Inc.	9,556	780,247
Ceva, Inc. *	3,507	196,918
Cirrus Logic, Inc. *	7,387	626,344
CMC Materials, Inc.	4,678	827,024
Cohu, Inc.	6,473	270,830
Cree, Inc. *@	11,364	1,228,789
Cyberoptics Corp. *	1,123	29,164
Diodes, Inc. *	10,097	806,144
DSP Group, Inc. *	3,919	55,846
Enphase Energy, Inc. *	187	30,324
First Solar, Inc. *	13,324	1,163,185
FormFactor, Inc. *	11,814	532,930
GSI Technology, Inc. *	6,914	46,255
Impinj, Inc. *	1,813	103,105
Inphi Corp. *	685	122,211
Kulicke & Soffa Industries, Inc.	6,133	301,192
Lattice Semiconductor Corp. *	23,998	1,080,390
MACOM Technology Solutions Holdings, Inc. *@	447	25,935
Magnachip Semiconductor Corp. *	4,588	114,241
MaxLinear, Inc. *	8,742	297,927
MKS Instruments, Inc.	7,862	1,457,772
NeoPhotonics Corp. *	5,402	64,554
NVE Corp.	837	58,674
ON Semiconductor Corp. *	8,218	341,951
Onto Innovation, Inc. *	4,958	325,790
PDF Solutions, Inc. *	5,438	96,688
Photronics, Inc. *	11,244	144,598
Pixelworks, Inc. *	6,964	23,051
Power Integrations, Inc.	9,221	751,327
Rambus, Inc. *	16,736	325,348
Semtech Corp. *	8,663	597,747
Silicon Laboratories, Inc. *	5,044	711,557
SolarEdge Technologies, Inc. *	354	101,754
Synaptics, Inc. *	5,696	771,352
Ultra Clean Holdings, Inc. *	5,781	335,529
Universal Display Corp.	3,170	750,561
Veeco Instruments, Inc. *	6,421	133,172

		17,843,258

Software — 3.1%
ACI Worldwide, Inc. *	19,594	745,552
Agilysys, Inc. *	3,226	154,719
Alarm.com Holdings, Inc. *	465	40,167
Altair Engineering, Inc. *@	258	16,143
Alteryx, Inc., Class A *@	2,268	188,153
American Software, Inc., Class A	6,398	132,439
Anaplan, Inc. *	6,144	330,854
Appfolio, Inc., Class A *@	2,936	415,180
Appian Corp. *@	279	37,093
Aspen Technology, Inc. *	5,207	751,526
Asure Software, Inc. *	4,622	35,312
Avalara, Inc. *	288	38,428
Aware, Inc. *	4,900	17,885
Blackbaud, Inc.	7,542	536,085
Blackline, Inc. *	249	26,992
Bottomline Technologies de, Inc. *	3,996	180,819
Bsquare Corp. *	2,300	7,866
CDK Global, Inc.	8,754	473,241
Cognyte Software Ltd. *	9,249	257,215
Commvault Systems, Inc. *	646	41,667

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Dropbox, Inc., Class A *	11,120	$296,459
Ebix, Inc.	2,155	69,025
eGain Corp. *	6,644	63,052
Elastic NV *	1,900	211,280
Envestnet, Inc. *	1,760	127,125
Everbridge, Inc. *	716	86,765
Five9, Inc. *	3,204	500,881
Guidewire Software, Inc. *	3,439	349,506
InterDigital, Inc.	4,393	278,736
j2 Global, Inc. *	3,394	406,805
Manhattan Associates, Inc. *	4,150	487,127
MicroStrategy, Inc., Class A *@	1,021	693,055
Model N, Inc. *	401	14,127
New Relic, Inc. *	3,973	244,260
Nuance Communications, Inc. *	5,332	232,688
OneSpan, Inc. *	7,112	174,244
Paylocity Holding Corp. *	3,663	658,717
Pegasystems, Inc.	7,381	843,943
Progress Software Corp.	6,751	297,449
Proofpoint, Inc. *	4,384	551,463
QAD, Inc., Class A	1,972	131,296
QAD, Inc., Class B	960	41,520
Qualys, Inc. *	4,710	493,514
RealPage, Inc. *	6,552	571,334
Sailpoint Technologies Holdings, Inc. *	770	38,993
Smartsheet, Inc. *	400	25,568
Teradata Corp. *	6,634	255,674
Verint Systems, Inc. *	9,249	420,737
Xperi Holding Corp.	21,265	462,939

		13,455,618

Specialty Retail — 4.0%
Aaron’s Co. Inc. (The)	5,052	129,735
Abercrombie & Fitch Co., Class A	11,239	385,610
Advance Auto Parts, Inc.	4,458	817,998
America’s Car-Mart, Inc. *	822	125,248
American Eagle Outfitters, Inc. @	27,688	809,597
Asbury Automotive Group, Inc. *	2,883	566,510
AutoNation, Inc. *	1,802	167,982
Barnes & Noble Education, Inc. *	5,686	46,284
Bed Bath & Beyond, Inc.	3,408	99,343
Boot Barn Holdings, Inc. *	5,243	326,691
Buckle, Inc. (The)	9,615	377,677
Build-A-Bear Workshop, Inc. *	5,546	38,267
Caleres, Inc.	6,546	142,703
Cato Corp. (The) Class A	3,965	47,580
Children’s Place, Inc. (The) *	2,369	165,119
Citi Trends, Inc.	1,997	167,309
Conn’s, Inc. *	5,865	114,074
Designer Brands, Inc., Class A	9,029	157,105
Dick’s Sporting Goods, Inc. @	9,418	717,181
Five Below, Inc. *	8,068	1,539,294
Floor & Decor Holdings, Inc., Class A *	4,095	390,991
Foot Locker, Inc.	6,115	343,969
Gap, Inc. (The) *	25,256	752,124
Genesco, Inc. *	2,502	118,845
Group 1 Automotive, Inc.	2,384	376,171
Guess?, Inc.	11,454	269,169
Haverty Furniture Cos., Inc.	2,950	109,711

	SHARES	VALUE†
Hibbett Sports, Inc. *	3,220	$221,826
L Brands, Inc.	1,927	119,204
Lithia Motors, Inc. Class A	4,458	1,739,021
MarineMax, Inc. *	3,415	168,564
Monro, Inc.	5,014	329,921
Murphy USA, Inc.	5,094	736,389
ODP Corp/The	4,538	196,450
Penske Auto Group, Inc. @	1,742	139,778
Rent-A-Center, Inc.	8,723	502,968
RH *	611	364,523
Sally Beauty Holdings, Inc. *	4,925	99,140
Shoe Carnival, Inc.	2,038	126,111
Signet Jewelers Ltd. *	9,096	527,386
Sleep Number Corp. *	5,467	784,460
Sonic Automotive, Inc., Class A @	4,889	242,348
Sportsman’s Warehouse Holdings, Inc. *	7,232	124,680
Tilly’s, Inc., Class A *	3,349	37,911
TravelCenters of America, Inc. *	1,344	36,463
Urban Outfitters, Inc. *	4,462	165,942
Williams-Sonoma, Inc.	4,597	823,782
Winmark Corp.	737	137,399
Zumiez, Inc. *	4,879	209,309

		17,135,862

Textiles, Apparel & Luxury Goods — 1.9%
Capri Holdings Ltd. *	8,732	445,332
Carter’s, Inc.	1,548	137,664
Columbia Sportswear Co.	5,106	539,347
Crocs, Inc. *	12,283	988,167
Culp, Inc.	3,004	46,232
Deckers Outdoor Corp. *	4,269	1,410,563
Delta Apparel, Inc. *	1,153	31,281
Fossil Group, Inc. *	2,477	30,715
G-III Apparel Group Ltd. *	9,938	299,531
Hanesbrands, Inc. @	25,238	496,432
Lakeland Industries, Inc. *	1,669	46,498
Movado Group, Inc.	2,220	63,159
Oxford Industries, Inc.	2,428	212,256
PVH Corp.	5,039	532,622
Ralph Lauren Corp.	2,582	317,999
Rocky Brands, Inc.	1,000	54,060
Skechers U.S.A., Inc., Class A *	7,216	300,979
Steven Madden Ltd.	12,602	469,551
Superior Group of Cos., Inc.	2,200	55,924
Tapestry, Inc.	19,202	791,314
Under Armour, Inc., Class A *	11,819	261,909
Under Armour, Inc., Class C *	11,353	209,576
Unifi, Inc. *	3,026	83,397
Vera Bradley, Inc. *	6,960	70,296
Wolverine World Wide, Inc.	12,535	480,341

		8,375,145

Thrifts & Mortgage Finance — 1.4%
Axos Financial, Inc. *	8,663	407,248
Capitol Federal Financial, Inc.	17,891	236,966
ESSA Bancorp, Inc.	1,900	30,400
Essent Group Ltd.	5,259	249,750
Federal Agricultural Mortgage Corp., Class C	1,400	141,008
Flagstar Bancorp, Inc.	8,069	363,912
FS Bancorp, Inc.	481	32,323
Hingham Institution for Savings	348	98,748

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Thrifts & Mortgage Finance (Continued)
Home Bancorp, Inc.	994	$35,834
HomeStreet, Inc.	3,265	143,888
Kearny Financial Corp.	12,990	156,919
Meridian Bancorp, Inc.	7,205	132,716
Meta Financial Group, Inc.	6,645	301,085
MGIC Investment Corp.	12,435	172,225
Mr Cooper Group, Inc. *	5,663	196,846
New York Community Bancorp, Inc.	31,398	396,243
NMI Holdings, Inc., Class A *	8,926	211,011
Northfield Bancorp, Inc.	8,395	133,648
Northwest Bancshares, Inc.	18,353	265,201
Ocwen Financial Corp. *	984	27,975
PennyMac Financial Services, Inc.	574	38,383
Premier Financial Corp.	5,204	173,085
Provident Financial Holdings, Inc.	1,124	18,996
Provident Financial Services, Inc.	11,488	255,953
Radian Group, Inc.	8,095	188,209
Riverview Bancorp, Inc.	5,418	37,547
Southern Missouri Bancorp, Inc.	686	27,042
Territorial Bancorp, Inc.	1,557	41,198
Timberland Bancorp, Inc.	2,163	60,153
Trustco Bank Corp. NY	14,183	104,529
Walker & Dunlop, Inc.	5,777	593,529
Washington Federal, Inc.	11,612	357,650
Waterstone Financial, Inc.	2,966	60,566
Western New England Bancorp, Inc.	6,806	57,374
WSFS Financial Corp.	7,269	361,923

		6,110,083

Tobacco — 0.2%
Turning Point Brands, Inc.	1,280	66,778
Universal Corp.	3,185	187,883
Vector Group Ltd.	30,775	429,311

		683,972

Trading Companies & Distributors — 1.7%
Air Lease Corp.	5,997	293,853
Applied Industrial Technologies, Inc.	5,521	503,350
Beacon Roofing Supply, Inc. *	10,977	574,317
Boise Cascade Co.	5,991	358,442
CAI International, Inc.	3,151	143,434
DXP Enterprises, Inc. *	2,967	89,514
GATX Corp.	5,845	542,065
GMS, Inc. *	2,900	121,075
H&E Equipment Services, Inc.	5,490	208,620
Herc Holdings, Inc. *	5,162	523,065
Huttig Building Products, Inc. *	1,858	6,800
Lawson Products, Inc. *	1,071	55,542
Mcgrath Rentcorp	4,419	356,392
MRC Global, Inc. *	11,495	103,800
MSC Industrial Direct Co., Class A	936	84,418
NOW, Inc. *	13,653	137,759
Rush Enterprises, Inc., Class A	8,270	412,094
SiteOne Landscape Supply, Inc. *	185	31,587
Systemax, Inc.	7,368	302,972
Textainer Group Holdings Ltd. *	6,922	198,315
Titan Machinery, Inc. *	4,710	120,105
Triton International Ltd.	11,628	639,424
Univar, Inc. *	1,143	24,620
Veritiv Corp. *	1,000	42,540
Watsco, Inc.	1,976	515,242
WESCO International, Inc. *	9,569	828,006
Willis Lease Finance Corp. *	900	39,114

		7,256,465

	SHARES	VALUE†
Water Utilities — 0.4%
American States Water Co.	5,638	$426,346
Artesian Resources Corp., Class A	1,783	70,215
California Water Service Group	7,648	430,888
Consolidated Water Co., Ltd.	1,751	23,551
Middlesex Water Co.	3,166	250,177
Pure Cycle Corp. *	1,000	13,420
SJW Corp.	4,079	256,936
York Water Co.	2,247	110,036

		1,581,569

Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc. *	9,496	133,609
Shenandoah Telecommunications Co.	8,785	428,796
Spok Holdings, Inc.	3,861	40,502
Telephone & Data Systems, Inc.	16,337	375,097
United States Cellular Corp. *	2,957	107,871

		1,085,875

TOTAL COMMON STOCKS (Identified Cost $229,498,646)		431,067,493

PREFERRED STOCKS — 0.1%
Internet & Catalog Retail — 0.0%
Qurate Retail, Inc. 8.000%	374	38,017

Media — 0.0%
Liberty Broadband Corp. 7.000%	1,225	32,769

Trading Companies & Distributors — 0.1%
WESCO International, Inc.10.625%, 5-year CMT + 10.325%	4,390	135,124

TOTAL PREFERRED STOCKS (Identified Cost $168,077)		205,910

RIGHTS AND WARRANTS — 0.0%
Capital Markets — 0.0%
Newsstar Financial, Inc. CVR §*¶	13,144	501

Media — 0.0%
Media General, Inc. CVR §*¶	3,965	139

Pharmaceuticals — 0.0%
Elanco Animal Health, Inc. CVR §*¶	16,344	—
FRD Acquisition Co. CVR §*¶	656	—

		—

TOTAL RIGHTS AND WARRANTS (Identified Cost $411)		640

SHORT-TERM INVESTMENTS — 0.6%
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	2,652,636	2,652,636

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,652,636)		2,652,636

Total Investments — 100.6% (Identified Cost $232,319,770)		433,926,679
Liabilities, Less Cash and Other Assets — (0.6%)		(2,398,807)

Net Assets — 100.0%		$431,527,872

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $12,005,431.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
¶	Contingent value rights based on future performance.

Key to abbreviations:

CVR — Contingent Value Rights

CMT — Constant Maturity Treasury

The accompanying notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Industrials	22.1%
Financials	19.6%
Consumer Discretionary	16.9%
Information Technology	13.4%
Health Care	9.6%
Materials	6.4%
Consumer Staples	4.2%
Utilities	3.2%
Communication Services	2.4%
Energy	2.2%

100.0%

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.1%
Australia — 5.9%
AMP Ltd.	276,963	$266,115
Australia & New Zealand Banking Group Ltd.	344,269	7,368,775
BlueScope Steel Ltd.	171,676	2,523,172
Boral Ltd. *	186,148	776,224
Challenger Ltd.	21,253	103,313
Crown Resorts Ltd. *@	25,077	223,996
Downer EDI Ltd.	33,146	129,153
Harvey Norman Holdings Ltd. @	136,089	592,290
Incitec Pivot Ltd. *	234,863	519,116
Lendlease Group	43,821	430,032
National Australia Bank Ltd.	341,816	6,750,285
Newcrest Mining Ltd.	26,074	483,626
Oil Search Ltd.	204,804	637,791
Origin Energy Ltd.	168,307	599,558
QBE Insurance Group Ltd.	29,598	216,269
Qube Holdings Ltd.	59,413	134,930
Santos Ltd.	319,417	1,722,554
South32 Ltd.	674,463	1,439,530
Suncorp Group Ltd.	186,999	1,406,147
TABCORP Holdings Ltd.	198,572	705,863
Westpac Banking Corp.	474,678	8,800,822
Woodside Petroleum Ltd.	123,874	2,258,124
Worley Ltd.	30,039	239,341

		38,327,026

Austria — 0.0%
Erste Group Bank AG *	5,081	172,319

Belgium — 1.0%
Ageas SA/NV	28,366	1,715,134
KBC Groep NV *	25,395	1,846,404
Solvay SA @	14,904	1,856,155
UCB SA	11,003	1,046,709

		6,464,402

Canada — 8.5%
Alamos Gold, Inc., Class A	19,905	155,458
Bank of Montreal @	79,335	7,070,335
Bank of Montreal	19,125	1,704,768
Bank of Nova Scotia (The)	88,567	5,539,866
Bank of Nova Scotia (The)	33,498	2,095,658
Barrick Gold Corp.	23,095	457,281
Canadian Imperial Bank of Commerce	15,004	1,468,441
Canadian Imperial Bank of Commerce @	44,533	4,360,456
Canadian Natural Resources Ltd. @	237,398	7,328,476
Cenovus Energy, Inc.	3,357	25,245
Fairfax Financial Holdings Ltd.	3,673	1,603,266
First Quantum Minerals Ltd.	67,465	1,285,738
Great-West Lifeco, Inc.	12,930	344,059
Imperial Oil Ltd. @	33,555	811,360
Kinross Gold Corp.	173,331	1,154,437
Lundin Mining Corp.	146,222	1,504,456
Magna International, Inc.	73,006	6,427,448
Manulife Financial Corp. @	161,124	3,464,166
Nutrien Ltd.	65,686	3,539,819
Nutrien Ltd.	1,100	59,258
Onex Corp.	1,608	100,009
Pembina Pipeline Corp. @	14,784	426,371
SNC-Lavalin Group, Inc. @	7,445	159,362
Suncor Energy, Inc. ¥	109,045	2,279,472
Suncor Energy, Inc.	4,073	85,126
Teck Resources Ltd., Class B	52,545	1,007,813
The Toronto-Dominion Bank	1,666	108,654
Toronto-Dominion Bank/The @	3,785	246,820

		54,813,618

	SHARES	VALUE†
Denmark — 2.3%
AP Moeller - Maersk A/S, Class A	158	$343,984
AP Moeller - Maersk A/S, Class B @	212	492,464
Carlsberg A/S, Class B	15,445	2,373,026
Danske Bank A/S	41,578	778,041
Demant A/S *@	8,441	357,561
DSV PANALPINA A/S	17,724	3,477,321
Genmab A/S *	4,088	1,344,998
GN Store Nord A/S	1,709	134,548
H Lundbeck A/S	7,078	241,801
Novozymes A/S, B Shares @	15,777	1,010,554
Pandora A/S	771	82,603
Rockwool International A/S, B Shares @	1,147	483,518
Tryg A/S @	15,313	361,144
Vestas Wind Systems A/S	15,134	3,106,368

		14,587,931

Finland — 1.0%
Fortum Oyj	43,616	1,164,140
Nokia Oyj, ADR *	291,727	1,155,239
Nordea Bank Abp	243,629	2,403,054
Stora Enso Oyj, R Shares	55,739	1,039,632
UPM-Kymmene Oyj	12,508	449,285

		6,211,350

France — 10.3%
Amundi SA *±	3,901	311,995
Arkema SA	15,142	1,835,188
Atos SE *	12,284	958,250
AXA SA	161,385	4,331,128
BNP Paribas SA *	92,085	5,602,422
Bollore SA	138,791	670,247
Bouygues SA	55,128	2,210,336
Capgemini SE	7,262	1,235,693
Carrefour SA	128,110	2,320,373
Cie de Saint-Gobain *	101,314	5,978,566
Cie Generale des Etablissements Michelin SCA	34,478	5,161,190
CNP Assurances *	26,215	498,333
Credit Agricole SA *	58,593	848,250
Eiffage SA *	5,767	577,286
Electricite de France SA *	85,557	1,147,806
Engie SA *	153,978	2,185,800
EssilorLuxottica SA	5,018	817,078
Faurecia SE *	3,439	182,731
Faurecia SE *	5,048	268,936
Iliad SA	537	102,081
Natixis SA *	75,173	359,850
Orange SA	322,578	3,973,907
Publicis Groupe SA	26,839	1,637,912
Renault SA *	21,069	912,452
Sanofi	10,237	1,011,415
Societe Generale SA *	88,773	2,323,083
Total SE	387,084	18,055,202
Valeo SA	10,794	366,706
Vivendi SE	14,883	488,692

		66,372,908

Germany — 7.2%
Allianz SE	26,240	6,678,986
BASF SE	26,480	2,199,801
Bayer AG	20,429	1,292,725
Bayerische Motoren Werke AG	53,296	5,529,394
Commerzbank AG *	53,244	326,432
Continental AG *	7,866	1,039,596

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Covestro AG ±	5,523	$371,381
Daimler AG	142,114	12,667,605
Deutsche Bank AG *	143,698	1,724,376
Deutsche Bank AG *	46,122	551,041
Evonik Industries AG	18,004	636,777
Fresenius SE & Co. KGaA	36,273	1,615,569
Hapag-Lloyd AG ±	480	74,527
HeidelbergCement AG	25,898	2,352,506
Muenchener Rueckversicherungs AG	12,421	3,825,060
RWE AG	43,651	1,710,754
Talanx AG *	12,026	509,961
Telefonica Deutschland Holding AG	207,880	609,452
Uniper SE	18,954	686,381
Volkswagen AG	6,122	2,219,830

		46,622,154

Hong Kong — 2.2%
Bank of East Asia Ltd. (The)	36,400	77,537
BOC Aviation Ltd. ±	47,800	462,991
BOC Hong Kong Holdings Ltd.	99,000	345,744
Cathay Pacific Airways Ltd. *@	286,363	267,058
CK Asset Holdings Ltd.	313,000	1,900,361
CK Hutchison Holdings Ltd.	336,624	2,682,479
CK Infrastructure Holdings Ltd.	5,000	29,714
Hang Lung Properties Ltd.	239,000	621,011
Henderson Land Development Co., Ltd.	133,684	600,143
HKT Trust & HKT Ltd.	41,000	58,435
MTR Corp. Ltd.	126,669	717,738
New World Development Co. Ltd.	231,859	1,198,947
Sino Land Co., Ltd. @	417,674	581,319
SJM Holdings Ltd.	61,000	79,721
Sun Hung Kai Properties Ltd.	182,177	2,760,506
Swire Pacific Ltd., Series A	29,500	221,228
Swire Pacific Ltd., Series B	127,500	150,558
Tsim Sha Tsui Properties	14,907	46,021
WH Group Ltd. ±	1,079,000	874,403
Xinyi Glass Holdings Ltd.	106,000	346,330

		14,022,244

Ireland — 0.6%
CRH plc ADR	47,484	2,230,798
Flutter Entertainment plc *	4,863	1,045,331
Flutter Entertainment plc *	3,025	646,599

		3,922,728

Israel — 0.3%
Bank Leumi Le-Israel	81,999	539,612
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Series A	172,804	717,973
Teva Pharmaceutical Industries Ltd., ADR *	47,500	548,150

		1,805,737

Italy — 1.3%
Eni SpA	158,215	1,947,044
Intesa Sanpaolo SpA *	1,042,149	2,823,727
Mediobanca Banca di Credito Finanziario SpA *	39,607	439,204
Telecom Italia SpA	2,860,918	1,547,325
UniCredit SpA *	163,283	1,725,827

		8,483,127

	SHARES	VALUE†
Japan — 22.1%
AEON Financial Service Co. Ltd.	5,400	$72,423
AGC, Inc.	48,500	2,028,042
Air Water, Inc.	4,900	85,852
Aisin Seiki Co., Ltd.	22,500	853,466
Alfresa Holdings Corp.	7,700	148,332
Alps Alpine Co. Ltd.	27,500	362,610
Amada Co., Ltd.	37,100	413,469
Aozora Bank Ltd. @	14,700	336,417
Asahi Kasei Corp.	53,400	614,661
Bank of Kyoto Ltd. (The) @	8,000	492,030
Bridgestone Corp.	35,400	1,430,707
Brother Industries Ltd.	14,700	325,133
Canon Marketing Japan, Inc. @	12,000	266,173
Canon, Inc.	42,600	962,804
Chiba Bank Ltd. (The)	79,000	517,273
Coca-Cola Bottlers Japan Holdings, Inc. @	13,975	243,466
Concordia Financial Group Ltd. @	111,200	450,926
Credit Saison Co., Ltd.	23,900	286,649
Dai Nippon Printing Co., Ltd.	30,000	628,313
Dai-ichi Life Holdings, Inc. (The)	69,900	1,200,721
Daicel Corp.	52,000	400,126
Daio Paper Corp.	12,400	212,667
Daiwa House Industry Co., Ltd. @	11,100	324,905
Daiwa Securities Group, Inc.	214,000	1,105,707
Denka Co., Ltd.	16,200	646,683
Dentsu Group, Inc.	24,200	775,886
DIC Corp.	16,000	414,288
Dowa Holdings Co., Ltd.	9,600	399,259
Ebara Corp.	16,800	685,049
ENEOS Holdings, Inc.	240,100	1,087,687
FUJIFILM Holdings Corp.	10,700	634,994
Fukuoka Financial Group, Inc. @	18,000	341,224
Fukuyama Transporting Co., Ltd.	4,300	177,087
Fuyo General Lease Co., Ltd.	800	55,055
Hachijuni Bank Ltd. (The)	48,000	174,703
Hankyu Hanshin Holdings, Inc.	31,900	1,021,319
Haseko Corp.	22,300	311,968
Hino Motors Ltd.	25,900	222,685
Hitachi Capital Corp. <>	9,900	299,776
Hitachi Ltd.	83,700	3,782,658
Honda Motor Co., Ltd.	185,900	5,572,383
Idemitsu Kosan Co., Ltd. @	27,500	708,828
IHI Corp. @	7,700	156,121
Iida Group Holdings Co., Ltd. @	36,900	891,799
Inpex Corp.	144,500	986,606
Isuzu Motors Ltd.	67,000	719,467
ITOCHU Corp. @	52,100	1,687,809
Itoham Yonekyu Holdings, Inc.	22,300	146,821
Iyo Bank Ltd. (The)	19,600	117,538
J. Front Retailing Co., Ltd.	51,400	487,888
Japan Post Holdings Co., Ltd. *	71,600	638,047
JFE Holdings, Inc. *	34,100	419,763
JGC Holdings Corp.	16,300	199,619
JTEKT Corp.	43,200	440,876
K’s Holdings Corp.	32,000	439,576
Kajima Corp.	54,000	766,168
Kamigumi Co., Ltd.	15,700	297,339
Kaneka Corp.	16,000	657,485
Kawasaki Heavy Industries Ltd. *	32,800	812,261
Komatsu Ltd.	66,800	2,062,671

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kuraray Co., Ltd.	76,400	$871,467
Kurita Water Industries Ltd.	3,100	132,847
Kyushu Financial Group, Inc.	44,870	192,488
Lintec Corp.	4,200	94,981
LIXIL Corp.	45,500	1,263,604
Mabuchi Motor Co., Ltd.	5,100	224,082
Marubeni Corp. @	203,100	1,689,000
Mazda Motor Corp.	34,000	276,975
Mebuki Financial Group, Inc.	83,070	195,812
Medipal Holdings Corp.	25,300	485,321
Mitsubishi Chemical Holdings Corp.	185,800	1,392,598
Mitsubishi Corp.	105,400	2,979,472
Mitsubishi Electric Corp.	27,300	415,818
Mitsubishi Gas Chemical Co., Inc.	36,300	889,756
Mitsubishi Heavy Industries Ltd.	42,400	1,320,728
Mitsubishi Logistics Corp. @	2,500	76,428
Mitsubishi Materials Corp.	21,600	504,081
Mitsubishi Motors Corp. *@	81,500	231,858
Mitsubishi UFJ Financial Group, Inc.	206,400	1,102,975
Mitsubishi UFJ Financial Group, Inc., ADR @	547,745	2,946,868
Mitsubishi UFJ Lease & Finance Co., Ltd. @	110,200	664,833
Mitsui Chemicals, Inc.	47,200	1,489,853
Mitsui Fudosan Co., Ltd.	43,800	994,277
Mitsui OSK Lines Ltd. @	19,100	668,435
Mizuho Financial Group, Inc.	116,640	1,684,420
MS&AD Insurance Group Holdings, Inc.	35,828	1,051,300
Nagase & Co., Ltd.	10,200	159,276
NEC Corp.	18,600	1,095,254
NGK Insulators Ltd.	22,300	407,633
NGK Spark Plug Co., Ltd.	10,600	182,945
NH Foods Ltd.	15,533	665,650
Nikon Corp.	26,900	251,447
Nippo Corp. @	11,000	300,023
Nippon Electric Glass Co., Ltd.	11,500	266,403
Nippon Express Co., Ltd.	21,600	1,607,442
Nippon Shokubai Co., Ltd.	4,600	263,391
Nippon Steel Corp. *	66,227	1,128,356
Nippon Yusen KK	32,300	1,101,219
Nipro Corp. @	14,600	176,294
Nissan Motor Co., Ltd. *	261,500	1,454,575
Nitto Denko Corp.	1,300	111,068
NOK Corp.	14,900	201,986
Nomura Holdings, Inc.	175,700	922,574
Nomura Real Estate Holdings, Inc.	23,700	570,427
NSK Ltd.	59,600	610,937
Obayashi Corp.	113,200	1,037,688
Oji Holdings Corp.	226,000	1,461,422
Otsuka Holdings Co., Ltd.	1,800	76,194
Panasonic Corp.	97,500	1,253,477
Rengo Co., Ltd.	35,400	307,242
Resona Holdings, Inc. @	246,400	1,034,335
Rohm Co., Ltd.	9,500	927,478
Sawai Pharmaceutical Co., Ltd. <>	3,200	153,317
Seiko Epson Corp. @	8,700	141,431
Seino Holdings Co., Ltd.	20,400	284,098
Sekisui Chemical Co., Ltd.	16,000	307,067
Sekisui House Ltd.	81,800	1,753,833
Seven & i Holdings Co., Ltd.	58,200	2,345,871
Shimizu Corp. @	68,400	553,501
Shinsei Bank Ltd.	18,500	298,907
Shizuoka Bank Ltd. (The) @	58,000	455,724

	SHARES	VALUE†
Showa Denko KK	14,000	$398,284
SoftBank Group Corp.	3,400	286,494
Sojitz Corp. @	179,100	504,667
Sompo Holdings, Inc.	37,143	1,422,990
Subaru Corp.	39,300	782,273
Sumitomo Chemical Co., Ltd.	471,000	2,437,417
Sumitomo Corp.	77,800	1,108,066
Sumitomo Electric Industries Ltd.	164,200	2,458,737
Sumitomo Forestry Co., Ltd.	33,800	728,352
Sumitomo Heavy Industries Ltd. @	26,000	722,059
Sumitomo Metal Mining Co., Ltd.	18,900	815,743
Sumitomo Mitsui Financial Group, Inc.	73,300	2,652,636
Sumitomo Mitsui Trust Holdings, Inc.	24,900	867,818
Sumitomo Realty & Development Co., Ltd.	17,600	620,868
Sumitomo Rubber Industries Ltd. @	42,800	504,439
Suzuken Co., Ltd.	1,100	42,967
Suzuki Motor Corp.	19,500	884,963
T&D Holdings, Inc.	84,700	1,090,830
Taiheiyo Cement Corp.	25,000	657,259
Taisei Corp.	7,200	277,661
Takeda Pharmaceutical Co. Ltd.	109,973	3,957,936
TDK Corp.	2,600	359,973
Teijin Ltd.	53,199	916,238
Toda Corp.	28,000	205,085
Tokai Carbon Co. Ltd.	21,300	343,763
Tokio Marine Holdings, Inc.	26,100	1,241,061
Tokyo Tatemono Co., Ltd.	37,600	570,834
Tokyu Fudosan Holdings Corp.	132,300	782,628
Toray Industries, Inc.	166,100	1,068,830
Tosoh Corp.	58,300	1,115,190
Toyo Seikan Group Holdings Ltd.	30,500	362,502
Toyoda Gosei Co., Ltd. @	15,300	401,828
Toyota Motor Corp. @	137,990	10,737,610
Toyota Motor Corp., ADR @	40,897	6,382,386
Toyota Tsusho Corp.	34,500	1,447,302
Ube Industries Ltd.	24,700	526,011
Yamada Holdings Co., Ltd.	93,100	501,971
Yamaha Motor Co., Ltd.	37,200	910,808
Yokohama Rubber Co., Ltd. (The)	27,600	493,547
Zeon Corp.	28,500	455,331

		142,756,377

Netherlands — 5.8%
ABN AMRO Group NV *±	42,957	521,892
Aegon NV	114,981	546,095
Akzo Nobel NV	2,244	250,733
ArcelorMittal SA *@	53,718	1,566,954
ArcelorMittal SA *=	1,708	49,333
Coca-Cola European Partners PLC	9,243	479,096
Heineken NV @	18,388	1,889,403
ING Groep NV	283,487	3,468,068
Koninklijke Ahold Delhaize NV	237,160	6,605,291
Koninklijke DSM NV	38,541	6,521,932
Koninklijke KPN NV	54,934	186,435
Koninklijke Philips NV *@	13,217	753,766
Koninklijke Philips NV *	32,464	1,853,083
NN Group NV	31,342	1,532,306
Randstad NV @	16,773	1,179,788
Stellantis NV	296,437	5,242,286
Stellantis NV	202,005	3,573,268
Stellantis NV	52,894	940,984

		37,160,713

New Zealand — 0.2%
Auckland International Airport Ltd. *	143,857	787,683
EBOS Group Ltd. @	14,665	302,140
Fletcher Building Ltd.	41,268	204,057
Ryman Healthcare Ltd.	16,629	177,689

		1,471,569

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Norway — 0.9%
DNB ASA	96,212	$2,047,267
Equinor ASA	43,535	851,547
Norsk Hydro ASA	156,773	1,003,711
SpareBank 1 SR-Bank ASA	25,719	315,731
Storebrand ASA *	56,200	565,998
Subsea 7 SA *	28,831	289,552
Yara International ASA	14,514	754,790

		5,828,596

Portugal — 0.1%
Banco Espirito Santo SA §	414,564	—
EDP Renovaveis SA	32,371	691,658

		691,658

Singapore — 0.9%
CapitaLand Ltd.	430,800	1,204,139
City Developments Ltd.	103,600	614,576
Frasers Property Ltd. @	23,300	20,785
Hongkong Land Holdings Ltd.	101,200	496,892
Jardine Cycle & Carriage Ltd.	3,000	50,201
Keppel Corp. Ltd.	367,700	1,454,181
Olam International Ltd.	82,000	104,847
Oversea-Chinese Banking Corp. Ltd.	43,569	380,565
Singapore Airlines Ltd. *	301,449	1,243,712
UOL Group Ltd.	47,218	277,299

		5,847,197

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	530,653	2,754,286
Banco Bilbao Vizcaya Argentaria SA, ADR @	134,068	699,835
Banco Santander SA *@	2,050,205	6,965,186
Banco Santander SA, ADR *@	210,864	723,263
CaixaBank SA	63,253	195,753
Naturgy Energy Group SA	14,411	353,205
Repsol SA	48,223	597,180

		12,288,708

Sweden — 2.9%
Annehem Fastigheter AB *	640	1,971
BillerudKorsnas AB	26,684	496,041
Boliden AB	68,429	2,538,630
Dometic Group AB *±	22,074	320,111
Getinge AB, B Shares	21,260	590,322
Holmen AB	11,612	509,769
Husqvarna AB, Class B	21,106	304,019
ICA Gruppen AB	15,599	762,674
Millicom International Cellular SA *	8,745	336,444
Peab AB *	3,201	38,705
Skandinaviska Enskilda Banken AB *@	174,339	2,124,978
SKF AB	68,707	1,952,616
Svenska Cellulosa AB, Series A *@	244	4,347
Svenska Cellulosa AB, Series B *	75,936	1,343,789
Svenska Handelsbanken AB, A Shares	96,474	1,047,870
Svenska Handelsbanken AB, B Shares @	1,918	23,455
Swedbank AB, A Shares	38,879	685,122

	SHARES	VALUE†
Tele2 AB, B Shares	8,541	$115,204
Telia Co. AB	343,398	1,487,470
Trelleborg AB *	28,547	725,651
Volvo AB, Series A *	21,144	539,891
Volvo AB, Series B *@	104,968	2,655,014

		18,604,093

Switzerland — 8.4%
ABB Ltd.	79,542	2,403,554
Adecco Group SA	21,532	1,449,819
Alcon, Inc. *µ	31,115	2,178,692
Alcon, Inc. *	3,914	274,685
Baloise Holding AG	6,063	1,031,509
Banque Cantonale Vaudoise	1,730	168,763
Chocoladefabriken Lindt & Spruengli AG	1	91,520
Cie Financiere Richemont SA	36,877	3,540,410
Clariant AG @*	5,547	111,861
Credit Suisse Group AG	129,912	1,361,042
Credit Suisse Group AG, ADR	6,288	66,653
Helvetia Holding AG	2,160	253,674
Julius Baer Group Ltd. *	38,000	2,430,006
LafargeHolcim Ltd. *	56,614	3,326,817
Lonza Group AG *	1,822	1,018,616
Novartis AG	122,351	10,455,790
Swatch Group AG (The) µ	6,226	346,822
Swatch Group AG (The) µ	1,834	527,604
Swiss Life Holding AG	4,192	2,060,629
Swiss Prime Site AG	1,574	145,135
Swiss Re AG @	27,273	2,682,429
Swisscom AG @	4,128	2,214,353
UBS Group AG	364,408	5,642,608
Vifor Pharma AG	3,119	424,546
Zurich Insurance Group AG	23,631	10,085,960

		54,293,497

United Kingdom — 13.3%
Anglo American PLC	123,369	4,834,422
Antofagasta PLC	11,948	278,368
Aviva PLC	745,467	4,195,072
Barclays PLC, ADR @	330,258	3,378,539
Barratt Developments PLC *	70,307	723,837
BP PLC	350,960	1,425,614
BP PLC, ADR	347,274	8,456,122
British American Tobacco PLC	179,302	6,856,928
British American Tobacco PLC, ADR @	2,004	77,635
BT Group PLC *	1,007,366	2,149,791
Carnival PLC	7,715	168,632
DS Smith PLC *	96,352	541,551
Entain PLC *	7,933	166,015
Glencore PLC *	1,433,844	5,618,759
HSBC Holdings PLC, ADR @	199,089	5,801,454
J Sainsbury PLC	422,622	1,412,869
Kingfisher PLC *	420,977	1,847,281
Lloyds Banking Group PLC *	8,348,692	4,895,566
Lloyds Banking Group PLC, ADR *@	217,015	503,475
M&G PLC	240,858	688,665
Melrose Industries PLC *	351,390	808,507
Natwest Group PLC	105,541	285,541
Natwest Group PLC, ADR @	162,939	874,982
Pearson PLC	17,918	190,599
Pearson PLC, ADR	1,200	12,828
Phoenix Group Holdings PLC	42,251	427,651

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom (Continued)
Royal Dutch Shell PLC, ADR, Class B	460,830	$16,972,369
Standard Chartered PLC	186,070	1,281,297
Standard Life Aberdeen PLC	140,358	560,949
Tesco PLC	22,721	71,683
Vodafone Group PLC	3,881,420	7,056,797
Whitbread PLC *	5,727	270,491
WM Morrison Supermarkets PLC	445,248	1,119,912
WPP PLC	92,413	1,172,849
WPP PLC, ADR @	8,470	541,233

		85,668,283

TOTAL COMMON STOCKS (Identified Cost $522,014,646)		626,416,235

PREFERRED STOCKS — 1.9%
Germany — 1.8%
Bayerische Motoren Werke AG, 1.680%	9,731	774,273
Porsche Automobil Holding SE, 3.960%	17,284	1,832,718
Volkswagen AG, 1.890%	31,732	8,878,811

		11,485,802

Italy — 0.1%
Telecom Italia SpA, 4.080%	711,381	409,110

TOTAL PREFERRED STOCKS (Identified Cost $9,502,759)		11,894,912

RIGHTS AND WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA *	124,562	47,445

TOTAL RIGHTS AND WARRANTS (Identified Cost $0)		47,445

SHORT-TERM INVESTMENTS — 6.7%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 0.036%	600,075	600,075

Collateral For Securities On Loan — 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	42,617,256	42,617,256

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $43,217,331)		43,217,331

Total Investments — 105.7% (Identified Cost $574,734,736)		681,575,923
Liabilities, Less Cash and Other Assets — (5.7%)		(36,550,172)

Net Assets — 100.0%		$645,025,751

†	See Note 1

*	Non-income producing security

@	A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $77,123,355.

¥	Traded on the Canada, Toronto Stock Exchange.

±

144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2021 amounted to $2,937,301 or 0.46% of the net assets of the Fund.

<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

=	Traded on the France, Euronext Paris Exchange.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

µ	Traded on the Switzerland, Swiss Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2021

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	18.5%
Automobiles	10.9%
Oil, Gas & Consumable Fuels	10.4%
Insurance	8.5%
Chemicals	5.4%
Metals & Mining	4.5%
Auto Components	3.2%
Pharmaceuticals	3.0%
Real Estate Management & Development	2.3%
Capital Markets	2.3%

Country Weightings as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
Japan	22.4%
United Kingdom	13.4%
France	10.4%
Germany	9.1%
Canada	8.6%
Switzerland	8.5%
Australia	6.0%
Netherlands	5.8%
Sweden	2.9%
Other	12.9%

100.0%

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio £	15,095,079	$323,940,406

TOTAL MUTUAL FUNDS (Identified Cost $166,236,425)		323,940,406

Total Investments — 100.1% (Identified Cost $166,236,425)		323,940,406
Liabilities, Less Cash and Other Assets — (0.1%)		(301,192)

Net Assets — 100.0%		$323,639,214

†	See Note 1
£	Please refer to the Portfolio of Investments of the DFA International Small Company Portfolio included elsewhere in this report.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.5%
Belgium — 0.0%
Titan Cement International SA *	1,153	$21,634

Brazil — 3.5%
Banco ABC Brasil SA *	287	738
Banco Bradesco SA	35,883	149,878
Banco Bradesco SA, ADR	112,711	529,742
Banco do Brasil SA	54,444	294,533
Banco Santander Brasil SA	15,497	109,028
Cia Brasileira de Distribuicao	3,300	19,453
Cogna Educacao *	134,331	94,985
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,100	35,473
Enauta Participacoes SA	13,118	36,823
Gerdau SA, ADR	73,328	391,572
Hypera SA	7,312	41,609
International Meal Co., Alimentacao SA *	16,347	11,181
Iochpe Maxion SA	12,197	26,068
JBS SA	53,851	289,698
JHSF Participacoes SA	20,831	25,758
MRV Engenharia e Participacoes SA	7,300	23,604
Petroleo Brasileiro SA	294,300	1,251,729
Sendas Distribuidora SA *	3,300	43,291
Tupy SA *	9,747	36,106
Usinas Siderurgicas de Minas Gerais SA	9,100	28,923
Vale SA	233,906	4,071,273

		7,511,465

British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. ±	8,000	12,307
C&D Property Management Group Co. Ltd. *	18,000	7,178

		19,485

Cayman Islands — 0.3%
Alibaba Group Holding Ltd. *	11,300	319,780
Ausnutria Dairy Corp. Ltd.	14,000	18,333
DaFa Properties Group Ltd.	16,000	12,987
Ginko International Co. Ltd.	5,000	31,543
Hope Education Group Co. Ltd. ±	120,000	40,133
IMAX China Holding, Inc. ±	6,300	14,003
Lee’s Pharmaceutical Holdings Ltd.	34,500	26,449
Mobvista, Inc. *±	10,000	7,512
Sun King Technology Group Ltd.	88,000	28,412
ZTO Express Cayman, Inc. *	1,700	47,453

		546,605

Chile — 0.6%
CAP SA	1,549	25,087
Cencosud SA	120,649	257,916
Empresas CMPC SA	54,329	174,427
Empresas COPEC SA	20,815	257,083
Enel Chile SA, ADR	8,973	35,174
Enersis Americas SA, ADR	13,036	110,545
ENTEL Chile SA	13,467	84,585
Grupo Security SA	60,409	14,682
Inversiones Aguas Metropolitanas SA	40,036	31,398
Itau CorpBanca Chile SA	8,900,248	34,097
PAZ Corp. SA	9,073	9,005
Ripley Corp. SA	71,991	25,991
Salfacorp SA	43,600	37,824
Sigdo Koppers SA	27,803	36,469
SMU SA	147,411	24,145
Sociedad Matriz SAAM SA	550,961	46,651
Socovesa SA	38,881	14,194

	SHARES	VALUE†
SONDA SA	26,216	$16,812

		1,236,085

China — 35.9%
360 Security Technology, Inc., Class A	20,500	43,533
361 Degrees International Ltd.	71,000	20,275
3SBio, Inc. *±	81,000	71,580
AAC Technologies Holdings, Inc. @	60,500	304,675
Accelink Technologies Co. Ltd.	9,200	31,186
Agile Group Holdings Ltd.	131,091	214,829
Agricultural Bank of China Ltd., H Shares	1,793,000	717,283
Air China Ltd., Class H	154,000	133,317
Aluminum Corp. of China Ltd., H Shares *	290,000	119,371
Angang Steel Co., Ltd., H Shares @	142,999	71,370
Anhui Conch Cement Co., Ltd., H Sharess	117,500	764,027
Anhui Guangxin Agrochemical Co. Ltd. *	2,200	10,451
Anhui Truchum Advanced Materials & Technology Co. Ltd.	13,800	14,968
Anhui Zhongding Sealing Parts Co. Ltd.	13,300	20,168
Anton Oilfield Services Group *	226,000	14,245
Asia Cement China Holdings Corp.	40,000	41,008
Atlas Corp. @	6,910	94,321
Avary Holding Shenzhen Co. Ltd., Class A	1,600	8,714
AviChina Industry & Technology Co., Ltd. H Shares	254,000	170,224
BAIC Motor Corp., Ltd., H Shares ±	145,000	46,443
Baidu, Inc. ADR *	12,143	2,641,710
Bank of Beijing Co. Ltd., Class A	98,400	72,055
Bank of Changsha Co. Ltd., Class A	25,500	40,652
Bank of Chengdu Co. Ltd., Class A	26,000	44,662
Bank of China Ltd., H Shares	4,829,902	1,838,992
Bank of Chongqing Co., Ltd., H Shares	46,500	31,881
Bank of Communications Co., Ltd., H Shares	565,400	360,007
Bank of Hangzhou Co. Ltd., Class A	21,100	54,368
Bank of Nanjing Co. Ltd.	61,300	94,639
Bank of Ningbo Co. Ltd., Class A	16,800	99,647
Bank of Shanghai Co. Ltd., Class A	68,500	91,856
Baoshan Iron & Steel Co. Ltd., Class A	124,500	153,465
BBMG Corp., H Shares @	184,000	38,343
Beijing Capital Co. Ltd., Class A	48,000	23,945
Beijing Capital Development Co. Ltd.	12,200	10,795
Beijing Capital International Airport Co., Ltd., H Shares	190,000	147,863
Beijing Capital Land Ltd., H Shares	150,000	18,909
Beijing Dabeinong Technology Group Co. Ltd., Class A	32,000	41,104
Beijing Energy International Holding Co. Ltd. *@	310,000	9,969
Beijing Enlight Media Co. Ltd., Class A	11,300	20,652
Beijing Enterprises Holdings Ltd.	46,000	162,424
Beijing Enterprises Water Group Ltd.	448,000	170,000
Beijing GeoEnviron Engineering & Technology, Inc.	7,200	20,024
Beijing Kunlun Tech Co. Ltd., Class A	5,800	20,979
Beijing North Star Co., Ltd., Class H	100,000	18,652
Beijing Orient Landscape & Environment Co. Ltd. *	20,000	13,333
Beijing Orient National Communication Science & Technology Co. Ltd.	8,200	11,759
Beijing Originwater Technology Co. Ltd.	18,000	22,050
Beijing Sinnet Technology Co. Ltd., Class A	12,200	31,956
Beijing SL Pharmaceutical Co. Ltd.	8,900	12,844
Beijing Thunisoft Corp. Ltd.	4,400	12,733
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	10,750

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	14,600	$21,115
Blue Sail Medical Co. Ltd., Class A	12,900	37,923
Bluefocus Intelligent Communications Group Co. Ltd., Class A *	23,100	22,624
BOE Technology Group Co. Ltd., Class A	220,300	210,722
Bohai Leasing Co. Ltd., Class A *	64,900	21,980
Bosideng International Holdings Ltd.	270,000	121,557
Bright Dairy & Food Co. Ltd., Class A	7,700	21,532
Brilliance China Automotive Holdings Ltd. <>	178,000	167,145
BTG Hotels Group Co. Ltd.	5,700	23,696
BYD Electronic International Co., Ltd. @	61,500	359,154
C C Land Holdings Ltd.	106,500	24,796
C&D International Investment Group Ltd.	18,000	32,647
Caitong Securities Co. Ltd., Class A	11,900	20,224
CECEP Solar Energy Co. Ltd., Class A	30,100	31,455
CECEP Wind-Power Corp., Class A	37,700	24,731
Central China Real Estate Ltd.	81,000	36,050
CGN Meiya Power Holdings Co., Ltd. *	152,000	39,691
Changjiang Securities Co. Ltd.	39,900	42,974
Chaowei Power Holdings Ltd.	71,000	26,668
Chengdu Wintrue Holding Co. Ltd.	8,900	12,437
Chengtun Mining Group Co. Ltd.	19,700	19,475
China Aircraft Leasing Group Holdings Ltd.	16,000	12,966
China Aoyuan Group Ltd.	103,000	110,630
China Baoan Group Co. Ltd.	15,500	20,525
China Beststudy Education Group	16,000	5,722
China BlueChemical Ltd., H Shares	192,000	46,431
China Cinda Asset Management Co., Ltd., Class H	561,000	116,904
China Citic Bank Corp., Ltd., H Shares	613,000	311,464
China Coal Energy Co., Ltd., H Shares	158,000	72,760
China Communication Services Corp., Ltd., H Shares	231,600	103,971
China Conch Venture Holdings Ltd.	80,500	378,471
China Construction Bank Corp., H Shares	6,141,810	5,166,828
China COSCO Holdings Co., Ltd., H Shares *	189,500	243,758
China Development Bank Financial Leasing Co., Ltd., H Shares ±	128,000	18,441
China Dongxiang Group Co., Ltd	218,000	25,238
China Eastern Airlines Corp. Ltd.	403	9,430
China Eastern Airlines Corp., Ltd., H Shares	142,000	66,853
China Education Group Holdings Ltd.	30,000	53,331
China Energy Engineering Corp., Ltd., H Shares	152,000	15,642
China Everbright Bank Co., Ltd., H Shares	241,000	105,091
China Everbright Greentech Ltd. ±	32,000	13,007
China Everbright Ltd.	88,000	115,008
China Evergrande Group @	200,000	380,751
China Film Co. Ltd.	10,100	21,833
China Foods Ltd.	86,000	36,395
China Fortune Land Development Co. Ltd., Class A	19,211	18,405
China Galaxy Securities Co., Ltd., H Shares	194,500	120,091
China Gas Holdings Ltd.	211,800	867,731
China Gezhouba Group Co. Ltd.	20,000	23,127

	SHARES	VALUE†
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A @	68,000	$53,969
China Great Wall Securities Co. Ltd.	8,500	14,147
China Harmony New Energy Auto Holding Ltd.	62,000	32,619
China High Speed Transmission Equipment Group Co., Ltd.	44,000	44,430
China Hongqiao Group Ltd.	162,500	216,970
China Huarong Asset Management Co., Ltd. Class H ±	801,000	105,095
China International Capital Corp., Ltd., H Shares *±@	21,600	52,346
China International Marine Containers Group Co., Ltd., Class H	49,640	87,096
China Jinmao Holdings Group Ltd.	440,000	176,586
China Kepei Education Group Ltd.	36,000	24,960
China Lesso Group Holdings Ltd.	100,000	215,073
China Life Insurance Co. Ltd., Class H	211,000	435,891
China Lilang Ltd.	31,000	20,137
China Literature Ltd. *±@	16,600	164,311
China Lumena New Materials Corp. *§	5,599	—
China Machinery Engineering Corp., Class H	57,000	25,442
China Maple Leaf Educational Systems Ltd. *@	160,000	41,986
China Medical System Holdings Ltd.	97,000	191,901
China Meheco Co. Ltd.	9,900	20,872
China Mengniu Dairy Co. Ltd.	99,000	566,689
China Merchants Bank Co., Ltd., H Shares	303,000	2,313,200
China Merchants Energy Shipping Co. Ltd.	18,200	14,493
China Merchants Land Ltd.	118,000	17,304
China Merchants Port Holdings Co., Ltd.	142,891	219,094
China Merchants Securities Co. Ltd. H Shares ±	10,660	14,699
China Merchants Shekou Industrial Zone Holdings Co. Ltd.	22,000	41,181
China Minsheng Banking Corp., Ltd., H Shares	425,380	246,776
China Modern Dairy Holdings Ltd. *@	209,000	50,004
China Molybdenum Co., Ltd., H Shares	135,000	81,791
China National Accord Medicines Corp. Ltd., Class A	5,200	33,397
China National Building Material Co., Ltd., H Shares	440,850	636,258
China National Medicines Corp. Ltd., Class A	2,900	14,976
China New Higher Education Group Ltd. ±	74,000	41,216
China Oil & Gas Group Ltd. *@	200,000	10,934
China Oilfield Services Ltd., H Shares	180,000	185,230
China Oriental Group Co., Ltd.	122,000	37,036
China Overseas Grand Oceans Group Ltd.	131,500	85,929
China Overseas Land & Investment Ltd.	414,000	1,075,726
China Pacific Insurance Group Co. Ltd. H Shares	203,200	801,132
China Petroleum & Chemical Corp., H Shares	1,784,400	950,260
China Pharmaceutical Group Ltd.	618,000	747,250
China Railway Group Ltd., H Shares	326,000	172,349
China Railway Signal & Communication Corp. Ltd. H Shares ±	77,000	31,596
China Reinsurance Group Corp., H Shares	323,000	34,485

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Resources Cement Holdings Ltd.	238,000	$267,264
China Resources Double Crane Pharmaceutical Co. Ltd.	6,300	11,264
China Resources Gas Group Ltd.	64,000	354,819
China Resources Land Ltd.	372,000	1,801,598
China Resources Medical Holdings Co., Ltd.	71,500	56,287
China Resources Pharmaceutical Group Ltd. ±	134,500	83,910
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	7,900	29,479
China Sanjiang Fine Chemicals Co., Ltd.	44,000	20,602
China SCE Group Holdings Ltd.	170,000	78,723
China Shanshui Cement Group Ltd. *	53,000	13,976
China Shenhua Energy Co., Ltd., H Shares	358,000	737,727
China Shineway Pharmaceutical Group Ltd.	36,000	23,895
China South City Holdings Ltd.	308,000	34,072
China South Publishing & Media Group Co. Ltd., Class A	11,600	18,564
China Southern Airlines Co., Ltd., H Shares *@	170,000	125,957
China Taiping Insurance Holdings Co., Ltd.	137,800	280,772
China Tianrui Group Cement Co., Ltd. *	11,000	8,419
China Tower Corp. Ltd.—Class H ±	3,174,000	469,521
China Traditional Chinese Medicine Holdings Co., Ltd.	260,000	162,205
China TransInfo Technology Co. Ltd., Class A	6,900	16,600
China Travel International Investment Hong Kong Ltd. *	180,000	30,563
China Vanke Co., Ltd., Class H	149,400	585,178
China Yongda Automobiles Services Holdings Ltd.	84,000	153,433
China ZhengTong Auto Services Holdings Ltd. *@	74,500	6,708
China Zhongwang Holdings Ltd. *@	154,000	37,836
Chinasoft International Ltd. *	216,000	232,279
Chinese Universe Publishing and Media Group Co. Ltd.	9,200	14,835
Chongqing Changan Automobile Co. Ltd., Class A *	12,500	27,059
Chongqing Department Store Co. Ltd.	2,400	11,061
Chongqing Rural Commercial Bank Co., Ltd., H Shares	226,000	97,387
CIFI Holdings Group Co., Ltd.	285,364	276,771
CIMC Enric Holdings Ltd.	74,000	52,829
CITIC Ltd.	417,000	394,788
CITIC Securities Co., Ltd., Class H	64,000	147,361
Citychamp Watch & Jewellery Group Ltd. *	62,000	13,398
CNHTC Jinan Truck Co. Ltd.	2,000	11,655
CNNC Hua Yuan Titanium Dioxide Co. Ltd.	14,800	20,772
COFCO Biotechnology Co. Ltd., Class A	15,100	20,686
Cogobuy Group *±	40,000	11,989
Concord New Energy Group Ltd.	420,000	30,254
Consun Pharmaceutical Group Ltd.	23,000	11,893
COSCO SHIPPING Development Co., Ltd., H Shares	324,200	52,962
COSCO SHIPPING Energy Transportation Co., Ltd., H Shares	136,000	59,654
COSCO SHIPPING Ports Ltd.	152,431	110,979
Country Garden Holdings Co., Ltd.	882,036	1,132,314
CP Pokphand Co., Ltd.	364,000	46,822
CPMC Holdings Ltd.	53,000	29,997

	SHARES	VALUE†
CSG Holding Co. Ltd., Class A	19,500	$18,712
CT Environmental Group Ltd. *@§	98,000	—
CTS International Logistics Corp. Ltd.	11,000	21,580
Dali Foods Group Co. Ltd. ±	93,000	52,876
Daqin Railway Co. Ltd., Class A	85,800	91,756
DBG Technology Co. Ltd.	7,000	12,644
Dexin China Holdings Co., Ltd.	76,000	29,230
DHC Software Co. Ltd., Class A	28,100	31,894
Digital China Holdings Ltd.	62,000	43,385
Digital China Information Service Co. Ltd.	10,000	22,426
Dong-E-E-Jiao Co. Ltd., Class A	3,300	19,020
Dongfang Electric Corp. Ltd. H Shares @	29,800	27,484
Dongfeng Motor Group Co., Ltd., H Shares	184,000	170,885
Dongxing Securities Co. Ltd., Class A	12,000	20,046
Dongyue Group Ltd.	112,000	86,153
Dynagreen Environmental Protection Group Co. Ltd., Class H	52,000	25,752
Everbright Securities Co., Ltd., Class H ±@	16,000	14,160
Fangda Carbon New Material Co. Ltd. *	15,700	19,544
Fangda Special Steel Technology Co. Ltd. *	19,000	25,913
Fantasia Holdings Group Co., Ltd.	142,500	18,697
Far East Horizon Ltd.	200,000	240,285
FAW Jiefang Group Co. Ltd., Class A *	24,100	40,148
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	16,281
Financial Street Holdings Co. Ltd.	23,300	24,278
FinVolution Group @	11,439	80,187
Fosun International Ltd.	200,500	280,604
Founder Securities Co. Ltd. *	23,800	31,588
Fu Shou Yuan International Group Ltd.	65,000	66,638
Fufeng Group Ltd.	153,000	55,106
Fujian Funeng Co. Ltd.	14,100	20,779
Fujian Star-net Communication Co. Ltd., Class A	6,100	18,519
Fujian Sunner Development Co. Ltd., Class A	9,000	35,355
Fuyao Glass Industry Group Co. Ltd.—Class H ±	13,200	78,530
Gansu Shangfeng Cement Co. Ltd., Class A	5,200	17,333
GCL-Poly Energy Holdings Ltd.*	1,351,000	344,089
Geely Automobile Holdings Ltd.	493,000	1,254,363
GEM Co. Ltd., Class A	33,500	43,747
Gemdale Corp., Class A	30,000	54,966
Gemdale Properties & Investment Corp., Ltd.	442,000	67,089
Genertec Universal Medical Group Co., Ltd. ±	75,500	61,961
GF Securities Co., Ltd., Class H	75,800	116,224
Giant Network Group Co. Ltd.	9,400	20,822
Glory Sun Financial Group Ltd.*	356,000	11,677
Golden Eagle Retail Group Ltd.	15,000	13,487
GOME Retail Holdings Ltd. *@	438,000	81,131
Gotion High-tech Co. Ltd., Class A *	3,500	19,238
Grandjoy Holdings Group Co. Ltd.	30,000	17,666
Great Wall Motor Co., Ltd., H Shares	221,000	612,618
Greattown Holdings Ltd.	34,100	19,716
Greatview Aseptic Packaging Co. Ltd.	88,000	43,807
Greenland Hong Kong Holdings Ltd.	112,000	40,483
Greentown China Holdings Ltd. @	78,500	101,380
GRG Banking Equipment Co. Ltd., Class A	10,900	18,957
Guangdong HEC Technology Holding Co. Ltd., Class A *	28,100	21,263
Guangdong Huatie Tongda High-speed Railway Equipment Corp. *	22,300	18,643
Guangdong Tapai Group Co. Ltd.	9,300	17,508

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Guanghui Energy Co. Ltd., Class A *	26,800	$12,674
Guangxi Liugong Machinery Co. Ltd.	14,900	22,458
Guangxi Wuzhou Zhongheng Group Co. Ltd.	24,500	10,391
Guangzhou Automobile Group Co., Ltd., H Shares	188,000	157,914
Guangzhou Baiyun International Airport Co. Ltd., Class A	11,000	22,386
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.—Class H	16,000	38,816
Guangzhou Haige Communications Group, Inc. Co.	22,300	34,428
Guangzhou R&F Properties Co., Ltd., H Shares	212,400	280,318
Guangzhou Yuexiu Financial Holdings Group Co. Ltd.	9,900	21,189
Guizhou Panjiang Refined Coal Co. Ltd.	9,269	9,630
Guorui Properties Ltd.	63,000	3,160
Guosen Securities Co. Ltd., Class A	22,400	40,870
Guotai Junan Securities Co., Ltd., H Shares ±	29,000	41,854
Haier Smart Home Co. Ltd., Class A	20,500	97,512
Haier Smart Home Co. Ltd., H Shares *	60,800	243,228
Hainan Meilan International Airport Co. Ltd., H Shares *	4,000	17,417
Haitian International Holdings Ltd.	44,000	175,454
Haitong Securities Co., Ltd., Class H	169,600	156,857
Hang Zhou Great Star Industrial Co. Ltd., Class A *	4,400	23,561
Hangzhou Binjiang Real Estate Group Co. Ltd.	45,200	30,823
Harbin Electric Co., Ltd., H Shares *	54,000	14,656
HC Group, Inc. *	70,500	9,522
Health & Happiness H&H International Holdings Ltd.	15,000	56,920
Hebei Construction Group Corp. Ltd.—Class H	41,000	13,712
Heilongjiang Agriculture Co. Ltd., Class A	8,000	19,100
Hengan International Group Co. Ltd.	55,500	364,807
Hengdeli Holdings Ltd. *	184,000	7,219
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	9,300	21,480
Hengtong Optic-electric Co. Ltd., Class A	9,680	18,105
Hengyi Petrochemical Co. Ltd., Class A	25,000	55,873
Hesteel Co. Ltd., Class A *	65,500	23,582
Hi Sun Technology China Ltd. *	138,000	25,917
Hisense Home Appliances Group Co. Ltd.—Class H	34,000	56,855
Holitech Technology Co. Ltd., Class A	35,900	18,183
Hongda Xingye Co. Ltd.	21,200	11,320
Hopson Development Holdings Ltd.	58,000	208,899
Hua Hong Semiconductor Ltd. *±	32,000	174,322
Huaan Securities Co. Ltd., Class A	17,979	17,526
Huadong Medicine Co. Ltd., Ltd., Class A	8,421	47,379
Huafa Industrial Co. Ltd. Zhuhai	11,600	10,883
Huagong Tech Co. Ltd.	6,200	19,655
Huapont Life Sciences Co. Ltd.	27,600	22,695
Huatai Securities Co., Ltd., Class H ±	58,600	89,851
Huaxi Securities Co. Ltd.	12,600	19,126

	SHARES	VALUE†
Huaxia Bank Co. Ltd., Class A	43,300	$42,540
Huaxin Cement Co. Ltd.	7,000	25,352
Huayu Automotive Systems Co. Ltd., Class A	17,500	73,604
Hubei Biocause Pharmaceutical Co. Ltd.	17,600	11,089
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	13,405
Hubei Xingfa Chemicals Group Co. Ltd.	9,400	19,646
Hunan Gold Corp. Ltd.	15,800	19,235
Hunan Valin Steel Co. Ltd., Class A	47,300	50,511
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	12,000	18,343
Hytera Communications Corp. Ltd., Class A *	23,400	19,455
Industrial & Commercial Bank of China Ltd., H Shares	4,684,000	3,362,025
Industrial Bank Co. Ltd.,, Class A	122,900	451,665
Industrial Securities Co. Ltd.	40,700	52,466
Infore Environment Technology Group Co. Ltd.	12,400	15,814
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	169,960	40,448
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	44,544
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	20,200	23,420
Jiangsu Guotai International Group Co. Ltd.	10,400	10,551
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	22,551
Jiangsu Nhwa Pharmaceutical Co. Ltd.	6,700	15,158
Jiangsu Provincial Agricultural Reclamation and Development Corp.	11,200	18,453
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,600	22,417
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	23,200	19,714
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	13,900	14,801
Jiangsu Zhongtian Technology Co. Ltd.	18,600	32,490
Jiangxi Copper Co., Ltd., H Shares	82,000	156,741
Jiangxi Zhengbang Technology Co. Ltd., Class A	25,000	57,704
Jiayuan International Group Ltd.	135,695	55,855
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	17,729
JinkoSolar Holding Co., Ltd. ADR *@	4,223	176,057
Jinneng Science&Technology Co. Ltd., Class A *	10,600	29,593
JNBY Design Ltd.	16,500	29,502
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	36,573
Jointown Pharmaceutical Group Co. Ltd., Class A *	10,700	29,464
Joy City Property Ltd.	226,000	14,099
JOYY, Inc.	4,334	406,226
Ju Teng International Holdings Ltd.	56,000	14,983
Juneyao Airlines Co. Ltd.	9,700	22,256
Kaisa Group Holdings Ltd. @	270,000	133,366
Kehua Data Co. Ltd.	3,500	10,273
Kingboard Chemical Holdings Ltd.	71,500	386,283
Kingboard Laminates Holdings Ltd.	103,000	222,850

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Kingsoft Corp. Ltd.	41,000	$272,134
Kunlun Energy Co., Ltd.	378,000	397,250
KWG Living Group Holdings Ltd. *	65,000	66,053
KWG Property Holding Ltd.	130,000	222,405
Lao Feng Xiang Co. Ltd.	2,700	22,856
Lee & Man Paper Manufacturing Ltd.	122,000	112,206
Legend Holdings Corp., H Shares ±	38,400	60,854
Lenovo Group Ltd.	632,000	899,129
Leo Group Co. Ltd., Class A	48,000	21,529
LexinFintech Holdings Ltd. ADR *@	6,213	62,503
Leyard Optoelectronic Co. Ltd.	20,300	22,359
Liaoning Cheng Da Co. Ltd., Class A	5,800	18,042
Livzon Pharmaceutical Group, Inc., H Shares	14,100	60,125
Logan Group Co., Ltd.	96,000	161,768
Longfor Properties Co., Ltd. ±	139,000	920,814
Longshine Technology Group Co. Ltd.	4,500	10,730
Lonking Holdings Ltd.	158,000	67,069
Luenmei Quantum Co. Ltd., Class A	13,300	21,284
Luoniushan Co. Ltd., Class A	16,000	20,284
Luxi Chemical Group Co. Ltd., Class A	8,600	20,375
Luye Pharma Group Ltd. ±	161,500	103,247
LVGEM China Real Estate Investment Co. Ltd.	12,000	3,257
Maanshan Iron & Steel Co., Ltd., H Shares	38,000	12,953
Maoyan Entertainment *±	6,200	10,304
Metallurgical Corp., of China Ltd., H Shares	225,000	58,463
Mingfa Group International Co., Ltd. *	91,000	8,311
Minth Group Ltd.	60,000	250,061
MLS Co. Ltd.	9,200	18,667
MMG Ltd. *	192,000	107,187
Momo, Inc. ADR	12,916	190,382
Nanjing Iron & Steel Co. Ltd.	36,600	21,608
Nanjing Xinjiekou Department Store Co. Ltd. *	6,900	9,705
NARI Technology Co. Ltd., Class A	24,339	115,624
NavInfo Co. Ltd.	10,200	22,672
NetDragon Websoft Holdings Ltd.	25,500	64,946
New China Life Insurance Co. Ltd. H Shares	47,700	184,686
New Hope Liuhe Co. Ltd., Class A	28,415	86,697
Newland Digital Technology Co. Ltd.	4,500	9,714
Nexteer Automotive Group Ltd.	69,000	84,585
Nine Dragons Paper Holdings Ltd.	173,000	253,243
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	27,062
Ningbo Joyson Electronic Corp., Class A	5,200	14,287
Ningbo Zhoushan Port Co. Ltd.	33,200	21,120
Northeast Securities Co. Ltd.	8,500	11,178
OFILM Group Co. Ltd., Class A	20,800	27,511
ORG Technology Co. Ltd.	26,800	21,996
Orient Securities Co., Ltd., Class H ±	52,400	33,836
Oriental Pearl Group Co. Ltd., Class A	10,700	15,687
Ourpalm Co. Ltd., Class A *	27,500	21,228
Pangang Group Vanadium Titanium & Resources Co. Ltd. *	61,900	20,775
PAX Global Technology Ltd.	75,000	80,556
PCI-Suntek Technology Co. Ltd.	15,600	15,207
People’s Insurance Co., Group of China Ltd. (The), H Shares	305,000	98,867
Perfect World Co. Ltd., Class A	12,900	38,926
PetroChina Co., Ltd., H Shares	2,160,000	780,746

	SHARES	VALUE†
PICC Property & Casualty Co., Ltd., H Shares	494,000	$428,289
Ping An Bank Co. Ltd., Class A	114,400	384,126
Ping An Insurance Group Co. of China Ltd.	37,500	446,434
Pingdingshan Tianan Coal Mining Co. Ltd.	15,900	13,050
Poly Property Group Co., Ltd.	186,000	54,790
Postal Savings Bank of China Co., Ltd., Class H ±	595,000	444,675
Pou Sheng International Holdings Ltd. *	252,000	56,403
Powerlong Real Estate Holdings Ltd.	143,000	142,373
Q Technology Group Co. Ltd.	31,000	63,084
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	20,917
Qingling Motors Co., Ltd.,Class H	84,000	16,316
Qudian, Inc. *@	3,805	8,675
Red Star Macalline Group Corp., Ltd., H Shares ±	35,700	21,124
Redco Properties Group Ltd. ±@	80,000	27,476
Redsun Properties Group Ltd.	49,000	18,342
Renhe Pharmacy Co. Ltd.	19,700	20,226
RISE Education Cayman Ltd. ADR *@	3,702	14,993
RiseSun Real Estate Development Co. Ltd.	35,400	34,833
Ronshine China Holdings Ltd. *@	43,500	30,048
SAIC Motor Corp. Ltd., Class A	29,700	89,123
Sailun Group Co. Ltd., Class A	13,900	19,148
Sanan Optoelectronics Co. Ltd., Class A	18,700	66,413
Sansteel Minguang Co. Ltd. Fujian	13,700	15,529
Sany Heavy Equipment International Holdings Co. Ltd.	83,000	98,544
Sealand Securities Co. Ltd., Class A	24,800	16,912
Seazen Group Ltd.	180,000	221,119
Seazen Holdings Co. Ltd., Class A	13,800	102,737
Shaanxi Coal Industry Co. Ltd., Class A	50,037	84,426
Shan Xi Hua Yang Group New Energy Co. Ltd.	20,800	16,056
Shandong Buchang Pharmaceuticals Co. Ltd.	9,200	32,042
Shandong Chenming Paper Holdings Ltd., H Shares @	35,250	32,602
Shandong Gold Mining Co. Ltd., H Shares ±	22,250	41,729
Shandong Himile Mechanical Science & Technology Co. Ltd.	2,700	12,130
Shandong Hualu Hengsheng Chemical Co. Ltd.	1,900	10,884
Shandong Humon Smelting Co. Ltd.	10,800	19,326
Shandong Jincheng Pharmaceutical Group Co. Ltd.	3,100	10,787
Shandong Linglong Tyre Co. Ltd., Class A	7,700	54,975
Shandong Longda Meat Foodstuff Co. Ltd.	8,100	12,320
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	19,947
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	40,289
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	188,000	370,965
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd.	7,471	11,728
Shanghai AJ Group Co. Ltd.	16,900	18,382
Shanghai Electric Group Co., Ltd., H Shares *	166,000	59,788
Shanghai Environment Group Co. Ltd.	11,600	20,705
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares @	29,500	125,793
Shanghai Industrial Holdings Ltd.	45,000	67,146
Shanghai Industrial Urban Development Group Ltd.	274,000	26,786

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Shanghai International Airport Co. Ltd., Class A	2,300	$20,316
Shanghai International Port Group Co. Ltd., Class A	48,600	35,440
Shanghai Jahwa United Co. Ltd., Class A	2,600	19,047
Shanghai Jin Jiang International Hotels Group Co., Ltd., H Shares	148,000	28,747
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,300	11,007
Shanghai Lingang Holdings Corp. Ltd., Class A	7,300	20,424
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	22,387
Shanghai Mechanical and Electrical Industry Co. Ltd.	7,100	20,905
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	63,600	124,842
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	199,346
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	42,222
Shanghai Shimao Co. Ltd.	23,100	15,294
Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	3,000	18,645
Shanghai Tunnel Engineering Co. Ltd.	25,600	21,324
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	29,437
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	7,800	19,848
Shanxi Coking Coal Energy Group Co. Ltd., Class A	50,000	38,215
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	22,000	20,574
Shanxi Meijin Energy Co. Ltd. *	20,300	22,205
Shanxi Securities Co. Ltd.	24,700	26,490
Shanxi Taigang Stainless Steel Co. Ltd.	34,300	23,913
Shanying International Holding Co. Ltd. *	37,500	20,938
Shenwan Hongyuan Group Co. Ltd., H Shares ±	43,200	12,114
Shenzhen Agricultural Products Group Co. Ltd.	15,600	13,970
Shenzhen Airport Co. Ltd.	16,200	21,946
Shenzhen Aisidi Co. Ltd.	14,200	18,132
Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	4,900	12,790
Shenzhen International Holdings Ltd.	99,337	166,369
Shenzhen Investment Ltd.	323,060	112,201
Shenzhen Jinjia Group Co. Ltd., Class A	15,600	23,108
Shenzhen Kinwong Electronic Co. Ltd., Class A	2,300	9,228
Shenzhen MTC Co. Ltd., Class A *	42,300	34,330
Shenzhen Neptunus Bioengineering Co. Ltd. *	28,200	13,465
Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,400	95,449
Shenzhen Tagen Group Co. Ltd., Class A	25,000	24,409
Shenzhen World Union Group, Inc.	33,300	21,895
Shenzhen Yinghe Technology Co. Ltd.	7,000	17,310

	SHARES	VALUE†
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	$22,094
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A *	24,200	18,496
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	8,000	30,059
Shimao Property Holdings Ltd.	131,000	412,003
Shoucheng Holdings Ltd. @	134,400	32,329
Shougang Fushan Resources Group Ltd.	219,790	54,565
Shui On Land Ltd.	280,000	42,860
Siasun Robot & Automation Co. Ltd. *	12,500	21,606
Sichuan Hebang Biotechnology Co. Ltd. *	84,300	19,676
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,500	42,124
Sichuan Languang Development Co. Ltd.	32,900	21,080
Sieyuan Electric Co. Ltd., Class A	4,300	19,489
Sihuan Pharmaceutical Holdings Group Ltd. @	328,000	86,070
Sino Biopharmaceutical Ltd.	647,000	647,491
Sino-Ocean Land Holdings Ltd.	293,712	65,361
Sinofert Holdings Ltd. *	244,000	31,386
Sinolink Securities Co. Ltd.	11,700	24,114
Sinoma International Engineering Co.	14,600	20,959
Sinoma Science & Technology Co. Ltd., Class A	11,000	39,117
Sinopec Engineering Group Co., Ltd., H Shares	111,000	61,253
Sinopec Kantons Holdings Ltd.	90,000	34,383
Sinopec Shanghai Petrochemical Co., Ltd., Class H	248,000	58,697
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares *@	256,000	22,392
Sinopharm Group Co. Ltd. H Shares	140,400	339,889
Sinotrans Ltd., H Shares	145,000	53,717
Sinotruk Hong Kong Ltd.	67,000	200,808
Skyfame Realty Holdings Ltd.	22,000	2,688
Skyworth Digital Holdings Ltd. *	156,114	53,215
SOHO China Ltd. *	153,500	46,993
SooChow Securities Co. Ltd., Class A	15,600	22,966
Spring Airlines Co. Ltd., Class A	2,300	20,898
SSY Group Ltd.	124,000	72,255
Sunac China Holdings Ltd.	234,000	1,003,833
Sunac Services Holdings Ltd. *±	7,528	23,724
Suning Universal Co. Ltd.	32,100	19,490
Suning.com Co. Ltd., Class A	37,200	39,044
Sunward Intelligent Equipment Co. Ltd.	10,800	15,356
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	10,800	30,184
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	15,000	21,648
Tangshan Jidong Cement Co. Ltd., Class A <>	10,000	23,875
TangShan Port Group Co. Ltd.	55,900	23,452
Tangshan Sanyou Chemical Industries Co. Ltd.	11,600	19,165
TBEA Co. Ltd., Class A	13,000	22,192
TCL Electronics Holdings Ltd.	54,667	42,262
Tech-Bank Food Co. Ltd., Class A *	16,600	43,836
Tencent Music Entertainment Group, ADR *	11,297	231,476
Texhong Textile Group Ltd.	18,000	26,071

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Tian Di Science & Technology Co. Ltd.	40,500	$20,760
Tiangong International Co., Ltd.	76,000	37,638
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	19,249
Tianjin Port Development Holdings Ltd.	180,000	14,587
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	11,000	47,474
Tianneng Power International Ltd. @	74,000	139,736
Tianshui Huatian Technology Co. Ltd., Class A	10,300	18,353
Tingyi Cayman Islands Holding Corp.	154,000	282,878
Titan Wind Energy Suzhou Co. Ltd.	8,800	12,445
Tomson Group Ltd.	24,000	6,020
Tong Ren Tang Technologies Co. Ltd.—Class H	41,000	28,005
Tongcheng-Elong Holdings Ltd. *	49,200	111,006
Tongda Group Holdings Ltd.	340,000	23,617
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	11,000	20,825
Tongkun Group Co. Ltd., Class A	11,100	34,968
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	19,959
Tongyu Heavy Industry Co. Ltd.	40,800	19,980
Topsec Technologies Group, Inc., Class A *	7,000	21,272
Transfar Zhilian Co. Ltd., Class A	27,553	30,474
TravelSky Technology Ltd., H Shares	53,000	123,942
Trip.com Group Ltd. ADR *	32,162	1,274,580
Truly International Holdings Ltd. *	120,000	19,140
Tsingtao Brewery Co. Ltd.	24,000	212,706
Tus Environmental Science And Technology Development Co. Ltd. *	23,000	23,439
Uni-President China Holdings Ltd.	60,000	73,012
Unisplendour Corp. Ltd., Class A	13,440	40,679
United Energy Group Ltd. *	310,000	59,814
Universal Scientific Industrial Shanghai Co. Ltd., Class A	10,000	29,519
Untrade Hua Han Health §	504,000	—
Vinda International Holdings Ltd. @	22,000	74,285
Vipshop Holdings Ltd. ADR *	8,029	239,746
Wangfujing Group Co. Ltd., Class A	4,200	19,235
Wangsu Science & Technology Co. Ltd., Class A	20,900	20,501
Want Want China Holdings Ltd.	349,000	261,724
Wanxiang Qianchao Co. Ltd.	42,900	30,629
Wasion Holdings Ltd.	48,000	14,818
Weibo Corp., ADR *@	4,404	222,226
Weichai Power Co., Ltd., H Shares	151,000	372,931
Weifu High-Technology Group Co. Ltd.	5,600	20,230
Wellhope Foods Co. Ltd.	7,700	14,120
Wens Foodstuffs Group Co. Ltd., Class A	47,100	121,576
West China Cement Ltd.	198,000	33,874
Wharf Holdings Ltd. (The)	66,000	174,888
Wingtech Technology Co. Ltd., Class A	5,300	79,237
Wisdom Education International Holdings Co., Ltd.	18,000	8,011
Wolong Electric Group Co. Ltd.	11,600	19,271
Wuchan Zhongda Group Co. Ltd., Class A	29,100	21,575
Wuhan Department Store Group Co. Ltd.	12,600	24,354
Wuhu Token Science Co. Ltd., Class A	16,000	18,136
Wuxi Taiji Industry Co. Ltd., Class A	14,900	18,798
XCMG Construction Machinery Co. Ltd., Class A	47,400	54,884
Xiamen C & D, Inc., Class A	17,600	22,607

	SHARES	VALUE†
Xiamen International Port Co., Ltd., Class H	94,000	$13,542
Xiamen ITG Group Corp. Ltd.	17,300	17,472
Xiamen Tungsten Co. Ltd.	7,300	20,424
Xiamen Xiangyu Co. Ltd.	22,200	21,777
Xilinmen Furniture Co. Ltd.	5,200	20,951
Xinfengming Group Co. Ltd.	4,000	10,130
Xingda International Holdings Ltd.	88,123	23,351
Xinhu Zhongbao Co. Ltd.	44,900	20,960
Xinhua Winshare Publishing and Media Co., Ltd.—Class H	36,000	24,821
Xinjiang Goldwind Science & Technology Co., Ltd., H Shares @	47,800	89,770
Xinjiang Tianshan Cement Co. Ltd.	4,500	11,760
Xinjiang Zhongtai Chemical Co. Ltd.	14,500	20,484
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	11,100
Xinyangfeng Agricultural Technology Co. Ltd., Class A	6,900	18,726
Xinyu Iron & Steel Co. Ltd.	27,300	23,906
Xinyuan Real Estate Co. Ltd., ADR	4,102	11,527
Xtep International Holdings Ltd.	97,578	57,110
Xuji Electric Co. Ltd., Class A	9,300	21,849
YaGuang Technology Group Co. Ltd.	8,000	10,874
Yango Group Co. Ltd., Class A	22,400	20,777
Yantai Changyu Pioneer Wine Co. Ltd.	3,700	18,288
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	7,300	38,922
Yanzhou Coal Mining Co., Ltd., H Shares	186,000	220,116
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares ±@	25,600	27,200
Yifan Pharmaceutical Co. Ltd., Class A	7,200	22,352
Yintai Gold Co. Ltd., Class A	15,700	21,341
Yiren Digital Ltd., ADR *	6,796	34,456
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	19,803
Yonghui Superstores Co. Ltd., Class A	58,500	60,686
Youngor Group Co. Ltd., Class A	11,500	14,246
Youzu Interactive Co. Ltd.	8,100	14,618
Yuexiu Property Co., Ltd.	675,033	152,823
Yum China Holdings, Inc.	17,404	1,030,491
Yunda Holding Co. Ltd., Class A	23,700	50,762
Yunnan Aluminium Co. Ltd., Class A *	18,200	26,849
Yunnan Copper Co. Ltd., Class A *	8,100	16,682
Yunnan Tin Co. Ltd., Class A *	14,600	27,440
Yuzhou Properties Co., Ltd.	180,216	53,781
Zhaojin Mining Industry Co., Ltd.—Class H	120,000	109,132
Zhefu Holding Group Co. Ltd., Class A	16,400	14,236
Zhejiang Century Huatong Group Co. Ltd., Class A *	39,280	42,726
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	72,545
Zhejiang Crystal-Optech Co. Ltd., Class A	12,400	20,506
Zhejiang Dahua Technology Co. Ltd., Class A	19,700	74,142
Zhejiang Hailiang Co. Ltd., Class A	19,700	26,537
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	12,700	17,263
Zhejiang Jiahua Energy Chemical Industry Co. Ltd.	9,000	13,922
Zhejiang Juhua Co. Ltd.	7,900	11,112
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	42,634
Zhejiang Medicine Co. Ltd., Class A	10,400	22,244
Zhejiang Narada Power Source Co. Ltd., Class A *	9,800	16,416
Zhejiang NHU Co. Ltd. Class A	8,500	49,574

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Zhejiang Orient Financial Holdings Group Co. Ltd.	13,400	$11,386
Zhejiang Satellite Petrochemical Co. Ltd., Class A	4,320	24,826
Zhejiang Semir Garment Co. Ltd.	21,700	33,535
Zhejiang Wanfeng Auto Wheel Co. Ltd.	24,800	20,544
Zhejiang Wanliyang Co. Ltd.	11,400	13,078
Zhejiang Xinan Chemical Industrial Group Co. Ltd.	10,700	20,551
Zhejiang Yasha Decoration Co. Ltd.	16,000	21,187
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	10,200	14,354
Zhengzhou Yutong Bus Co. Ltd.	13,300	29,116
Zhenro Properties Group Ltd. @	93,000	65,915
Zhongji Innolight Co. Ltd., Class A	3,700	19,891
Zhongjin Gold Corp. Ltd., Class A	32,000	40,714
Zhongsheng Group Holdings Ltd.	18,000	126,883
Zhongtian Financial Group Co. Ltd. *	38,300	17,295
Zhou Hei Ya International Holdings Co. Ltd. ±@	57,000	59,683
Zhuzhou CRRC Times Electric Co., Ltd., Class H	43,800	163,389
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	20,712
Zibo Qixiang Tengda Chemical Co. Ltd.	15,800	21,549
Zijin Mining Group Co. Ltd.—Class H	516,000	634,538
Zoomlion Heavy Industry Science & Technology Co., Ltd., H Shares	85,800	122,507
ZTE Corp., H Shares @	55,800	141,687
ZTO Express Cayman, Inc., ADR	15,793	460,366

		76,871,846

Colombia — 0.1%
Cementos Argos SA	31,937	44,918
CEMEX Latam Holdings SA *	13,000	14,201
Grupo Argos SA	29,921	96,258
Grupo de Inversiones Suramericana SA	22,033	130,572

		285,949

Czech Republic — 0.1%
CEZ, AS	6,787	167,721

Greece — 0.2%
Alpha Bank AE *	81,255	87,417
Bank of Greece	859	16,098
Ellaktor SA *	3,635	6,202
Eurobank Ergasias Services and Holdings SA *	125,060	106,327
Hellenic Petroleum SA	3,804	26,364
Mytilineos Holdings SA	5,774	95,135
National Bank of Greece SA *	43,869	127,584
Piraeus Financial Holdings SA *	30,732	15,742

		480,869

Hong Kong — 0.0%
Untrade Huiyuan Juice §	84,500	—

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC *	48,906	354,105

India — 11.0%
ACC Ltd.	4,759	123,792

	SHARES	VALUE†
Adani Enterprises Ltd.	12,586	$177,479
Adani Ports & Special Economic Zone Ltd.	15,271	146,708
Adani Transmissions Ltd. *	664	8,261
Aditya Birla Capital Ltd. *	44,000	71,855
Ambuja Cements Ltd.	41,841	176,804
Apollo Tyres Ltd.	31,532	96,584
Arvind Fashions Ltd. *	4,522	8,606
Arvind Fashions Ltd. <>	678	1,288
Arvind Ltd. *	13,452	12,171
Ashok Leyland Ltd.	10,707	16,607
Aurobindo Pharma Ltd.	25,561	306,604
Axis Bank Ltd. *	92,879	886,948
Axis Bank Ltd. GDR *	1,352	64,626
Bajaj Holdings & Investment Ltd.	3,496	157,792
Balrampur Chini Mills Ltd.	14,783	44,068
Bank of Baroda *	66,538	67,481
Bharat Electronics Ltd.	74,073	126,437
Bharat Heavy Electricals Ltd. *	96,730	64,364
Bharti Airtel Ltd.	39,180	276,834
Birla Corp., Ltd.	3,237	42,500
Birlasoft Ltd.	13,059	45,189
Brigade Enterprises Ltd.	1,061	3,962
Canara Bank *	19,961	41,471
Ceat Ltd.	3,536	75,591
Chambal Fertilizers and Chemicals Ltd.	14,403	45,250
Cholamandalam Financial Holdings Ltd.	2,985	24,496
Cipla Ltd.	32,099	357,347
City Union Bank Ltd.	8,853	18,883
Cochin Shipyard Ltd. ±	3,997	20,364
Container Corp. Of India Ltd.	7,508	61,383
Cyient Ltd.	7,451	65,528
Dalmia Bharat Ltd.	939	20,356
DCB Bank Ltd. *	19,962	28,040
DCM Shriram Ltd.	4,319	29,634
Dilip Buildcon Ltd. ±	2,860	22,610
Dishman Carbogen Amcis Ltd. *	5,292	7,889
DLF Ltd.	37,826	148,197
eClerx Services Ltd.	1,042	15,862
Edelweiss Financial Services Ltd. *	37,825	32,748
EID Parry India Ltd. *	7,288	31,599
Escorts Ltd.	6,126	107,968
Exide Industries Ltd.	21,360	53,726
Federal Bank Ltd. *	161,831	167,777
Finolex Cables Ltd.	3,726	19,391
Finolex Industries Ltd.	1,266	11,031
Firstsource Solutions Ltd.	20,730	32,408
Fortis Healthcare Ltd. *	23,296	63,407
GAIL India Ltd.	175,583	325,644
Gateway Distriparks Ltd.	6,284	15,299
General Insurance Corp. of India *±	7,543	20,510
Glenmark Pharmaceuticals Ltd.	12,966	82,374
Godfrey Phillips India Ltd.	794	9,948
Granules India Ltd.	17,305	71,834
Grasim Industries Ltd.	22,682	451,352
Great Eastern Shipping Co., Ltd. (The)	4,320	18,376
Gujarat Alkalies & Chemicals Ltd.	2,551	12,107
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,596	19,182
Gujarat Pipavav Port Ltd.	19,498	26,001

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Gujarat State Petronet Ltd.	17,561	$66,003
HFCL Ltd. *	69,784	24,100
Hindalco Industries Ltd.	170,691	761,311
ICICI Bank Ltd. *	15,316	122,075
ICICI Bank Ltd., ADR *@	93,780	1,503,293
IDFC Bank Ltd. *	81,058	61,808
IDFC Ltd. *	78,818	51,637
IFCI Ltd. *	68,818	11,248
IIFL Holdings Ltd.	11,597	44,864
IIFL Securities Ltd.	25,376	16,260
IIFL Wealth Management Ltd.	3,625	60,984
India Cements Ltd. (The)	18,543	42,367
Indiabulls Housing Finance Ltd.	31,451	84,269
Indian Bank *	2,394	3,790
Inox Fluorochemicals Ltd. *	4,451	34,919
Jindal Saw Ltd.	14,261	14,434
Jindal Steel & Power Ltd. *	46,366	218,406
JK Cement Ltd. *	1,001	39,293
JM Financial Ltd.	26,872	31,185
JSW Energy Ltd.	46,779	56,079
JSW Steel Ltd.	94,084	604,546
Jubilant Ingrevia Ltd. Common Stock *	9,690	34,989
Jubilant Pharmova Ltd.	9,690	89,990
Kalpataru Power Transmission Ltd.	5,415	27,773
Karnataka Bank Ltd. (The) *	14,840	12,422
Kaveri Seed Co., Ltd.	2,043	14,349
KEC International Ltd.	2,756	15,455
KPR Mill Ltd.	1,232	17,744
KRBL Ltd.	2,340	5,742
L&T Finance Holdings Ltd.	78,972	103,530
Larsen & Toubro Ltd.	9,327	180,892
Larsen & Toubro Ltd. GDR	16,815	323,521
Laurus Labs Ltd. ±	14,785	72,657
LIC Housing Finance Ltd.	20,180	118,201
Lupin Ltd.	22,898	319,447
Maharashtra Scooters Ltd.	198	9,663
Mahindra & Mahindra Financial Services Ltd. *	63,808	173,410
Mahindra & Mahindra Ltd.	65,830	714,000
Mahindra CIE Automotive Ltd. *	6,907	15,257
Mphasis Ltd.	7,024	172,930
MRF Ltd.	116	130,335
Natco Pharma Ltd.	2,129	23,994
National Aluminium Co., Ltd.	40,705	30,092
NCC Ltd.	30,074	32,495
Oberoi Realty Ltd. *	6,703	53,174
Persistent Systems Ltd.	4,699	123,912
Petronet LNG Ltd.	18,380	56,449
Piramal Enterprises Ltd.	5,591	133,516
PNB Housing Finance Ltd. *±	4,224	21,607
PNC Infratech Ltd. *	4,201	14,801
Power Finance Corp. Ltd.	75,664	117,666
Prestige Estates Projects Ltd.	14,610	60,747
Punjab National Bank *	115,447	57,792
Quess Corp., Ltd. *±	2,433	22,828
Rain Industries Ltd.	7,350	14,315
Rajesh Exports Ltd.	7,411	48,624
Rashtriya Chemicals & Fertilizers Ltd.	7,262	7,688
Raymond Ltd. *	3,276	16,186
RBL Bank Ltd. ±	23,980	68,007
REC Ltd.	93,608	167,976
Redington India Ltd.	28,950	75,291
Reliance Industries Ltd.	212,262	5,822,753

	SHARES	VALUE†
Shipping Corp. of India Ltd.	14,166	$21,381
Shriram City Union Finance Ltd.	2,635	49,014
Shriram Transport Finance Co., Ltd.	9,860	191,580
Sobha Ltd.	6,105	36,385
State Bank of India *	62,809	313,127
State Bank of India, GDR *	2,800	138,880
Steel Authority of India Ltd.	89,762	96,989
Strides Pharma Science Ltd.	5,470	63,406
Sun Pharmaceutical Industries Ltd.	38,050	311,030
Sun TV Network Ltd.	3,649	23,457
Sunteck Realty Ltd.	5,951	22,758
Tata Chemicals Ltd.	10,372	106,566
Tata Global Beverages Ltd.	32,805	285,588
Tata Motors Ltd. *	2,406	50,021
Tata Motors Ltd. *	178,887	737,556
Tata Steel Ltd.	31,314	350,514
Tube Investments of India Ltd.	2,032	33,101
TV18 Broadcast Ltd. *	55,772	21,893
Uflex Ltd.	3,166	16,498
Union Bank of India *	36,541	16,968
UPL Ltd.	17,262	151,091
Vedanta Ltd.	158,002	494,447
Vedanta Ltd., ADR @	11,569	145,422
Welspun Corp., Ltd.	11,246	21,265
Welspun India Ltd.	31,519	34,789
Wipro Ltd.	133,839	758,217
Wockhardt Ltd. *	4,111	23,278
Yes Bank Ltd. *	193,770	41,079
Zee Entertainment Enterprises Ltd.	51,165	141,674
Zensar Technologies Ltd.	5,610	21,024

		23,576,632

Indonesia — 1.5%
Adaro Energy Tbk PT	1,844,400	149,203
AKR Corporindo Tbk PT	184,700	40,945
Astra Agro Lestari Tbk PT	61,744	42,615
Astra International Tbk PT	1,609,400	584,481
Astra Otoparts Tbk PT	19,600	1,565
Bank Danamon Indonesia Tbk PT	136,773	25,707
Bank Mandiri Persero Tbk PT	710,600	300,874
Bank Maybank Indonesia Tbk PT	568,800	14,176
Bank Negara Indonesia Persero Tbk PT	499,366	196,824
Bank Pan Indonesia Tbk PT *	626,700	46,598
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	173,300	17,360
Bank Pembangunan Daerah Jawa Timur Tbk PT	69,000	3,729
Bank Tabungan Negara Persero Tbk PT	405,590	48,029
Barito Pacific Tbk PT *	220,900	14,600
BISI International Tbk PT	94,000	7,313
Bukit Asam Tbk PT	339,600	61,257
Bumi Serpong Damai Tbk PT *	435,700	33,596
Ciputra Development Tbk PT	924,577	69,701
Delta Dunia Makmur Tbk PT *	589,400	15,420
Eagle High Plantations Tbk PT *	1,380,100	10,547
Erajaya Swasembada Tbk PT *	1,042,500	36,245
Gudang Garam Tbk PT *	4,500	11,207
Hanson International Tbk PT *§	5,335,700	—
Indah Kiat Pulp & Paper Corp., Tbk PT	294,700	212,022
Indo Tambangraya Megah Tbk PT	52,800	41,531
Indofood Sukses Makmur Tbk PT	407,500	185,163
Japfa Comfeed Indonesia Tbk PT	567,600	75,029
Lippo Karawaci Tbk PT *	3,192,872	42,425
Medco Energi Internasional Tbk PT *	1,248,052	48,977
Media Nusantara Citra Tbk PT *	629,000	41,356

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Pabrik Kertas Tjiwi Kimia Tbk PT	28,300	$20,312
Panin Financial Tbk PT *	1,598,900	22,456
PP Persero Tbk PT	442,900	41,774
Ramayana Lestari Sentosa Tbk PT	70,400	3,780
Semen Indonesia Persero Tbk PT	203,700	146,201
Sri Rejeki Isman Tbk PT	996,900	13,864
Surya Semesta Internusa Tbk PT	393,100	13,045
Tiga Pilar Sejahtera Food Tbk PT *	168,600	3,180
Tunas Baru Lampung Tbk PT	317,700	19,576
United Tractors Tbk PT	167,100	254,533
Vale Indonesia Tbk PT *	184,400	55,606
Waskita Beton Precast Tbk PT	1,138,000	16,610
Waskita Karya Persero Tbk PT	606,100	48,196
Wijaya Karya Persero Tbk PT	459,200	48,528
XL Axiata Tbk PT	426,800	61,412

		3,147,568

Korea — 15.2%
AK Holdings, Inc.	449	10,593
AMOREPACIFIC Group	612	35,095
Aprogen KIC, Inc. *	11,871	21,817
Aprogen pharmaceuticals, Inc. *	18,660	19,291
Asia Paper Manufacturing Co. Ltd.	567	24,474
BGF Co., Ltd.	4,970	30,784
Binggrae Co. Ltd.	417	22,071
BNK Financial Group, Inc.	28,834	172,991
Capro Corp. *	3,814	13,362
Chongkundang Holdings Corp.	196	17,924
CJ CheilJedang Corp.	1,017	369,328
CJ Corp.	2,104	174,752
CJ Hellovision Co., Ltd.	4,225	18,367
CJ Korea Express Co., Ltd. *	395	63,870
Dae Han Flour Mills Co., Ltd.	157	20,462
Daesang Corp.	2,426	53,911
Daewoo Engineering & Construction Co., Ltd. *	22,242	129,905
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	5,100	127,528
Daishin Securities Co., Ltd.	3,671	52,709
Daou Technology, Inc.	3,137	74,978
DB Insurance Co., Ltd.	6,249	261,169
DGB Financial Group, Inc.	21,295	158,807
DL E&C Co. Ltd. *	1,923	204,746
DL Holdings Co., Ltd.	1,534	118,600
Dongkuk Steel Mill Co., Ltd.	7,956	95,957
Dongwon Development Co., Ltd.	7,412	35,365
Dongwon F&B Co. Ltd.	128	21,772
Dongwon Industries Co., Ltd.	143	32,473
Doosan Bobcat, Inc. *	4,924	183,168
Doosan Corp.	930	41,046
Doosan Fuel Cell Co., Ltd. *	10	453
Doosan Infracore Co., Ltd. *	15,930	159,758
DTR Automotive Corp.	652	17,917
E-MART Inc.	1,350	203,976
Easy Holdings Co., Ltd.	5,023	20,483
Eugene Investment & Securities Co., Ltd.	8,694	31,035
GS Engineering & Construction Corp.	7,410	281,537
GS Holdings Corp.	6,251	215,961
GS Home Shopping, Inc.	400	53,051

	SHARES	VALUE†
GS Retail Co. Ltd.	1,230	$41,462
Halla Holdings Corp.	1,090	39,295
Hana Financial Group, Inc.	32,602	1,232,927
Handsome Co., Ltd.	1,970	70,671
Hanil Holdings Co Ltd.	955	10,759
Hanjin Transportation Co., Ltd.	1,142	43,389
Hankook Tire & Technology Co., Ltd.	8,825	382,475
Hansol Paper Co., Ltd.	2,232	28,301
Hansol Technics Co., Ltd. *	1,664	15,512
Hanwha Aerospace Co., Ltd.	4,682	169,202
Hanwha Chem Corp. *	9,139	404,563
Hanwha Corp.	3,953	111,246
Hanwha General Insurance Co., Ltd. *	8,055	34,732
Hanwha Investment & Securities Co., Ltd. *	18,065	67,839
Hanwha Life Insurance Co., Ltd.	20,246	57,424
Harim Holdings Co., Ltd.	3,907	31,967
HDC Hyundai Development Co.-Engineering & Construction	2,554	66,234
Heungkuk Fire & Marine Insurance Co., Ltd. *	7,083	25,691
Hy-Lok Corp.	918	13,465
Hyosung Corp.	1,039	81,614
Hyosung Heavy Industries Corp. *	306	21,198
Hyundai Construction Equipment Co., Ltd. *	1,558	74,063
Hyundai Department Store Co., Ltd.	1,286	103,062
Hyundai Electric & Energy System Co., Ltd. *	1,980	36,652
Hyundai Engineering & Construction Co., Ltd.	5,848	227,616
Hyundai Futurenet Co., Ltd.	3,997	16,917
Hyundai Greenfood Co., Ltd.	5,396	50,301
Hyundai Heavy Industries Holdings Co., Ltd.	635	163,554
Hyundai Home Shopping Network Corp.	716	51,181
Hyundai Livart Furniture Co. Ltd.	1,625	25,989
Hyundai Marine & Fire Insurance Co., Ltd.	9,136	197,775
Hyundai Mipo Dockyard Co., Ltd. *	2,135	126,204
Hyundai Mobis Co., Ltd.	4,144	1,069,183
Hyundai Motor Co.	8,868	1,708,172
Hyundai Motor Securities Co., Ltd.	1,658	19,118
Hyundai Steel Co.	6,102	259,069
Hyundai Wia Corp.	1,719	117,106
Industrial Bank of Korea	26,675	215,898
Innocean Worldwide, Inc.	407	22,117
Interpark Corp.	7,348	31,587
INTOPS Co., Ltd.	1,491	40,511
IS Dongseo Co., Ltd.	1,364	68,336
JB Financial Group Co., Ltd.	15,958	92,357
KB Financial Group, Inc., ADR *@	42,573	2,104,383
KC Co. Ltd.	887	21,357
KCC Corp.	473	99,260
KCC Glass Corp.	444	19,576
Kia Motors Corp.	16,414	1,202,316
KISWIRE Ltd.	1,072	20,365
KIWOOM Securities Co., Ltd.	1,398	155,642
Kolon Corp.	985	20,192
Kolon Industries, Inc.	2,186	115,505
Korea Asset In Trust Co., Ltd.	5,452	22,521
Korea Electric Terminal Co., Ltd.	682	43,448
Korea Investment Holdings Co., Ltd.	3,650	276,068

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
Korea Line Corp. *	18,834	$56,997
Korea Petrochemical Ind Co., Ltd.	384	110,441
Korea Real Estate Investment & Trust Co., Ltd.	23,805	50,691
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	2,645	312,001
Korea Zinc Co., Ltd.	678	244,721
Korean Air Lines Co., Ltd. *	11,113	267,085
Korean Reinsurance Co.	8,995	67,239
KT Skylife Co., Ltd.	3,507	26,773
KT&G Corp.	4,337	311,934
Kumho Tire Co., Inc. *	7,034	23,680
Kwang Dong Pharmaceutical Co., Ltd.	5,019	38,006
Kyobo Securities Co., Ltd.	2,156	15,031
LF Corp.	3,054	44,120
LG Corp.	5,866	468,554
LG Display Co., Ltd. *	12,166	244,556
LG Display Co., Ltd., ADR *@	33,235	332,018
LG Electronics, Inc.	10,656	1,412,326
LG Hausys Ltd.	907	68,120
LG International Corp.	3,459	97,497
LG Uplus Corp.	15,900	172,101
Lotte Chemical Corp.	1,056	280,854
Lotte Chilsung Beverage Co., Ltd.	470	56,687
Lotte Confectionery Co., Ltd.	72	8,461
Lotte Corp.	1,582	47,526
LOTTE Fine Chemicals Co., Ltd.	2,473	128,266
Lotte Food Co., Ltd.	34	11,371
LOTTE Himart Co., Ltd.	1,461	54,090
Lotte Shopping Co., Ltd.	885	98,529
LS Corp.	1,543	93,391
Lumens Co., Ltd. *	5,701	7,732
Maeil Dairies Co. Ltd.	341	21,784
Meritz Financial Group, Inc.	4,689	71,262
Meritz Fire & Marine Insurance Co., Ltd.	6,331	108,244
Meritz Securities Co., Ltd.	31,284	127,430
Mirae Asset Daewoo Co., Ltd.	33,581	292,563
Muhak Co., Ltd.	2,076	12,620
Namyang Dairy Products Co., Ltd.	41	10,977
Neowiz *	1,039	21,482
Nexen Corp.	2,630	10,934
Nexen Tire Corp.	5,151	34,590
NH Investment & Securities Co., Ltd.	10,116	104,132
NHN Corp. *	1,188	76,103
NICE Holdings Co. Ltd.	708	10,697
Nong Shim Co., Ltd.	255	63,877
Nong Shim Holdings Co., Ltd.	185	12,407
NS Shopping Co., Ltd.	1,784	18,443
OCI Co., Ltd. *	1,256	134,839
Orion Holdings Corp.	2,572	32,384
Pan Ocean Co., Ltd.	26,033	141,925
Partron Co. Ltd.	2,142	20,251
Poongsan Corp.	1,950	57,720
POSCO	984	278,224
Posco International Corp.	5,870	104,511
POSCO, ADR	19,502	1,408,044
Pulmuone Co. Ltd.	1,307	19,690
S&T Dynamics Co., Ltd.	2,008	13,307
S&T Motiv Co., Ltd.	1,086	59,590
Sajo Industries Co., Ltd.	327	14,403
Samjin Pharmaceutical Co. Ltd.	808	17,349
Samsung C&T Corp.	4,716	518,791
Samsung Card Co., Ltd.	2,904	88,397

	SHARES	VALUE†
Samsung Electronics Co., Ltd.	22,336	$1,606,495
Samsung Electronics Co., Ltd., GDR	384	700,416
Samsung Fire & Marine Insurance Co., Ltd.	3,466	581,878
Samsung Heavy Industries Co., Ltd. *	32,079	220,238
Samsung Life Insurance Co., Ltd.	4,656	321,302
Samsung Securities Co., Ltd.	4,339	151,247
Samyang Corp.	427	21,694
Samyang Holdings Corp.	409	33,862
Sangsangin Co., Ltd. *	4,957	28,995
SeAH Steel Corp.	210	17,609
SeAH Steel Holdings Corp.	235	11,441
Sebang Co., Ltd.	1,306	15,232
Sebang Global Battery Co., Ltd.	944	64,977
Seohan Co., Ltd.	5,607	7,902
Seoul Semiconductor Co. Ltd.	1,842	30,110
Shinhan Financial Group Co., Ltd.	24,135	798,636
Shinhan Financial Group Co., Ltd., ADR *	19,576	656,579
Shinsegae Inc.	727	180,505
Shinyoung Securities Co., Ltd.	511	25,781
SK Discovery Co Ltd.	1,247	66,992
SK Gas Co., Ltd.	364	34,253
SK Holdings Co., Ltd.	3,700	921,935
SK Innovation Co., Ltd. *	1,070	207,051
SK Networks Co., Ltd.	21,566	107,282
SK Securities Co., Ltd.	36,346	28,325
SL Corp.	1,820	35,861
SM Entertainment Co. Ltd. *	925	24,193
Solus Advanced Materials Co., Ltd.	1,715	71,449
Songwon Industrial Co. Ltd.	1,925	34,613
Soulbrain Holdings Co. Ltd. *	523	19,594
Spigen Korea Co. Ltd.	361	19,330
Suheung Co. Ltd.	475	21,447
Sung Kwang Bend Co., Ltd.	2,941	21,283
Sungwoo Hitech Co., Ltd.	7,756	41,873
Sunjin Co., Ltd.	941	14,052
Taekwang Industrial Co., Ltd.	48	39,019
Taeyoung Engineering & Construction Co., Ltd.	2,546	26,995
Theragen Etex Co. Ltd. *	2,386	18,721
Tongyang, Inc.	18,180	22,248
Toptec Co. Ltd.	1,934	21,104
TY Holdings Co. Ltd/Korea *	2,455	57,050
Unid Co., Ltd.	672	40,139
Wonik Holdings Co., Ltd. *	5,077	29,652
Woori Financial Group, Inc.	53,621	478,526
Young Poong Corp.	46	23,655
Youngone Corp.	2,640	93,307
Youngone Holdings Co., Ltd.	787	30,110
Yuanta Securities Korea Co., Ltd.	11,552	36,082

		32,477,661

Malaysia — 1.7%
Aeon Co. M Bhd	64,400	20,035
Alliance Financial Group Berhad *	118,600	75,796
AMMB Holdings Berhad	220,887	156,083
Batu Kawan Berhad	18,200	78,129
Boustead Plantations Bhd	55,720	7,861
Bumi Armada Bhd *	264,700	26,811
Cahya Mata Sarawak Bhd	68,100	35,803
CIMB Group Holdings Bhd	511,305	535,165
DRB-Hicom Berhad	119,100	55,148
Ekovest Bhd	165,800	19,393
Gamuda Bhd *	145,185	125,350
Genting Bhd	187,100	226,966
Genting Malaysia Bhd	237,300	175,693

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
HAP Seng Consolidated Bhd	24,400	$49,135
Hengyuan Refining Co. Bhd	9,900	12,415
Hong Leong Financial Group Berhad	29,521	124,022
IJM Corp. Berhad	250,560	102,121
IOI Properties Group Bhd	50,050	17,261
Lotte Chemical Titan Holding Bhd ±	36,200	22,262
Mah Sing Group Bhd	205,885	41,957
Malayan Banking Bhd	266,726	530,686
Malaysia Airports Holdings Bhd	31,300	47,178
Malaysia Building Society Bhd	197,932	31,505
Malaysian Resources Corp. Bhd	133,300	14,788
Matrix Concepts Holdings Bhd	42,800	19,921
Mega First Corp. Bhd	6,400	11,236
MISC Bhd	94,320	155,134
MKH Bhd	36,950	12,832
MMC Corp. Bhd	61,400	15,252
Multi-Purpose Holdings Bhd	86,961	46,139
Oriental Holdings Berhad	25,760	32,243
OSK Holdings Berhad	74,455	17,777
Pos Malaysia Berhad *	53,800	11,483
PPB Group Berhad	37,500	167,310
RHB Capital Berhad	177,571	229,967
Sarawak Oil Palms Bhd	20,500	19,677
Sime Darby Bhd	293,600	169,936
Sime Darby Property Bhd	308,000	48,282
SP Setia Bhd Group *	143,480	36,333
Sunway Bhd	96,197	39,439
Ta Ann Holdings Bhd	60	41
United Malacca Bhd	14,600	18,239
UOA Development Bhd	12,900	5,600
WCT Holdings Bhd *	114,790	15,918
YTL Corp. Berhad *	464,943	75,687

		3,680,009

Mexico — 2.1%
ALEATICA SAB de CV	17,691	19,474
Alfa SAB de CV, Class A	260,453	151,000
Alpek SA de CV *	27,384	25,616
Arca Continental SAB de CV	25,220	124,005
Banco del Bajio SA *±	52,670	70,838
Cemex SAB de CV *	724,467	509,337
Coca-Cola Femsa SAB de CV	24,353	111,998
Consorcio ARA SAB de CV *	72,788	15,918
Controladora Nemak SAB de CV *	260,453	32,621
Corp. Actinver SAB de CV *	15,700	7,681
El Puerto de Liverpool SAB de CV, Series C	8,547	30,091
Fomento Economico Mexicano SAB de CV	3,768	28,390
Gentera SAB de CV *	67,054	29,854
Grupo Carso SAB de CV, Series A *	24,499	66,583
Grupo Cementos de Chihuahua SAB de CV	9,847	67,953
Grupo Comercial Chedraui SA de CV	29,127	46,043
Grupo Elektra SAB de CV	1,119	75,214
Grupo Financiero Banorte SAB de CV *	142,853	805,490
Grupo Financiero Inbursa SAB de CV *	133,245	120,667
Grupo Hotelero Santa Fe SAB de CV *	22,600	5,584
Grupo Mexico SAB de CV, Series B	201,484	1,062,056
Grupo Sanborns SAB de CV *	49,041	42,588
Grupo Televisa SAB *	206,264	366,622

	SHARES	VALUE†
Industrias Bachoco SAB de CV, ADR @	1,239	$49,225
Industrias Bachoco SAB de CV, Series B	5,634	18,746
Industrias CH SAB de CV, Series B	23,916	136,678
Industrias Penoles SAB de CV *	8,090	104,409
La Comer SAB de CV	37,216	73,815
Minera Frisco SAB de CV, Class A2 *	52,254	10,737
Nemak SAB de CV ±	78,001	21,142
Orbia Advance Corp. SAB de CV	82,897	221,037
Organizacion Soriana SAB de CV, Class B *	69,961	68,457
Promotora y Operadora de Infraestructura SAB de CV	1,600	8,141
Promotora y Operadora de Infraestructura SAB de CV	5,185	39,573
Unifin Financiera SAB de CV *	9,884	13,400

		4,580,983

Philippines — 0.7%
Alliance Global Group, Inc.	253,300	55,526
Ayala Corp.	8,840	134,774
Bank of the Philippine Islands	67,429	113,221
BDO Unibank, Inc.	40,857	85,860
Belle Corp.	176,000	5,330
Cebu Air, Inc. *	23,560	21,867
CEMEX Holdings Philippines, Inc. *±	324,537	7,622
China Banking Corp.	74,676	35,463
Cosco Capital, Inc.	257,000	27,269
DMCI Holdings, Inc.	385,900	44,126
East West Banking Corp. *	27,450	5,486
Emperador, Inc.	81,900	17,211
Filinvest Land, Inc.	1,435,000	32,521
First Philippine Holdings Corp.	33,750	48,535
GT Capital Holdings, Inc.	3,472	37,340
JG Summit Holdings, Inc.	161,003	198,196
LT Group, Inc.	170,000	47,283
Megaworld Corp.	1,004,700	74,104
Metropolitan Bank & Trust	120,747	110,454
Nickel Asia Corp.	146,900	15,133
Puregold Price Club, Inc.	33,600	27,205
Rizal Commercial Banking Corp.	47,790	16,561
Robinsons Land Corp.	313,155	115,358
Robinsons Retail Holdings, Inc.	43,490	51,296
San Miguel Corp.	46,060	112,926
Security Bank Corp.	23,180	57,786
Top Frontier Investment Holdings, Inc. *	4,630	13,345
Union Bank of the Philippines	24,340	34,902
Vista Land & Lifescapes, Inc.	491,200	37,849

		1,584,549

Poland — 0.7%
Alior Bank SA *	7,579	44,110
Amica SA	306	11,460
Bank Handlowy w Warszawie SA *	965	9,572
Bank Millennium SA *	35,359	33,857
Ciech SA *	1,973	18,497
Echo Investment SA *	1,732	1,920
Enea SA *	22,161	35,609
Grupa Azoty SA *	5,354	40,847
Grupa Lotos SA	3,925	43,124
Jastrzebska Spolka Weglowa SA *	2,892	21,647
Kernel Holding SA	6,315	85,491
KGHM Polska Miedz SA *	8,611	414,437

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Poland (Continued)
LC Corp. SA	26,490	$15,953
mBank SA *	910	49,370
PGE SA *	46,452	79,906
Polski Koncern Naftowy Orlen SA	28,302	454,476
Tauron Polska Energia SA *	59,319	38,906

		1,399,182

Russia — 1.3%
Gazprom PAO, ADR	169,698	1,012,079
Lukoil PJSC, ADR	18,875	1,526,232
RusHydro PJSC, ADR	61,905	63,391
VTB Bank PJSC	92,145	100,438

		2,702,140

South Africa — 3.9%
Absa Group Ltd.	40,917	349,541
Advtech Ltd. *	40,887	36,566
Aeci Ltd.	11,902	83,443
African Rainbow Minerals Ltd.	9,314	175,496
Alexander Forbes Group Holdings Ltd.	100,385	27,885
AngloGold Ashanti Ltd., ADR	16,757	368,151
Aspen Pharmacare Holdings Ltd. *	21,622	211,474
Astral Foods Ltd.	5,245	52,034
Barloworld Ltd. *	20,449	125,063
Bidvest Group Ltd. (The) @	7,758	89,559
DataTec Ltd. *	27,420	48,301
Discovery Ltd.	25,478	228,853
Exxaro Resources Ltd.	16,359	192,695
FirstRand Ltd. @	67,549	236,238
Gold Fields Ltd., ADR	59,766	567,179
Grindrod Ltd. *@	33,342	10,843
Grindrod Shipping Holdings Ltd. *	905	6,404
Harmony Gold Mining Co., Ltd., ADR *@	25,436	110,901
Impala Platinum Holdings Ltd.	51,232	950,117
Imperial Holdings Ltd.	19,398	62,189
Investec Ltd.	21,334	62,542
KAP Industrial Holdings Ltd. *	75,439	21,109
Lewis Group Ltd.	3,337	6,943
Liberty Holdings Ltd.	2,624	10,482
Life Healthcare Group Holdings Ltd. *	128,351	160,873
Long4Life Ltd. *	66,407	16,017
Metair Investments Ltd. *	23,331	35,676
Momentum Metropolitan Holdings	100,980	119,110
Motus Holdings Ltd. @	16,843	98,239
Mpact Ltd.	15,365	20,820
MTN Group Ltd.	167,369	984,824
Murray & Roberts Holdings Ltd. *	24,454	17,943
Nedbank Group Ltd.	22,549	213,879
Ninety One Ltd.	10,667	34,689
Oceana Group Ltd.	7,336	32,803
Old Mutual Ltd.	280,462	239,989
Omnia Holdings Ltd. *	19,513	64,779
Pepkor Holdings Ltd. *±	25,371	27,812
PPC Ltd. *	147,503	23,984
Raubex Group Ltd.	16,897	32,512
Reunert Ltd.	17,924	61,325
Rhodes Food Group Pty Ltd.	12,062	9,561
Royal Bafokeng Platinum Ltd. *	7,872	58,667
Sanlam Ltd. @	18,127	73,110
Sappi Ltd. *@	65,485	203,953
Sasol Ltd. *	25,120	360,292
Sasol Ltd., ADR *@	4,634	67,147
Sibanye Stillwater Ltd. @	69,281	305,099
Standard Bank Group Ltd.	101,007	858,354

	SHARES	VALUE†
Super Group Ltd. *	41,508	$83,522
Telkom SA SOC Ltd.	36,286	104,138
Tiger Brands Ltd.	2,333	33,312
Wilson Bayly Holmes-Ovcon Ltd. *	6,827	45,291

		8,421,728

Taiwan — 16.7%
Acer, Inc.	187,884	207,092
Alpha Networks, Inc.	24,973	32,690
Ambassador Hotel (The) *	20,000	20,643
AmTRAN Technology Co., Ltd. *	99,360	63,552
Apex International Co., Ltd.	15,000	34,960
Ardentec Corp.	39,092	61,653
ASE Technology Holding Co. Ltd.	88,000	331,546
Asia Cement Corp.	253,269	424,290
Asia Pacific Telecom Co., Ltd. *	125,842	42,119
Asia Polymer Corp.	30,983	26,712
Asia Vital Components Co., Ltd.	36,000	86,048
Asustek Computer, Inc.	56,000	731,083
AU Optronics Corp. *	628,000	463,302
Avermedia Technologies	14,000	23,527
Basso Industry Corp.	9,000	14,825
Capital Securities Corp.	216,437	118,334
Career Technology MFG. Co., Ltd.	20,400	26,025
Catcher Technology Co., Ltd.	78,000	578,173
Cathay Financial Holding Co., Ltd.	735,166	1,235,454
Cathay Real Estate Development Co., Ltd.	70,000	48,453
Chang Hwa Commercial Bank Ltd.	441,561	271,594
Cheng Loong Corp.	82,000	100,298
Cheng Uei Precision Industry Co., Ltd.	44,543	75,011
Chia Hsin Cement Corp.	22,000	16,076
Chilisin Electronics Corp.	19,380	73,355
Chin-Poon Industrial Co., Ltd.	36,000	41,447
China Airlines Ltd. *	315,111	168,417
China Bills Finance Corp.	89,000	48,659
China Chemical & Pharmaceutical Co., Ltd.	19,000	15,382
China Development Financial Holding Corp.	956,468	351,975
China General Plastics Corp.	27,300	35,688
China Life Insurance Co., Ltd.	56,600	51,079
China Manmade Fibers Corp. *	110,595	38,295
China Metal Products	31,000	35,201
China Motor Corp. *	22,478	52,230
China Petrochemical Development Corp.	347,550	133,378
China Steel Corp.	850,800	772,289
China Synthetic Rubber Corp.	84,604	78,428
Chipbond Technology Corp.	42,000	114,373
ChipMOS TECHNOLOGIES, Inc.	28,897	44,815
Chun Yuan Steel Industry Co., Ltd.	30,000	15,088
Chung Hung Steel Corp. *	105,000	71,759
Chung-Hsin Electric & Machinery Manufacturing Corp.	28,000	51,814
Clevo Co.	53,000	57,397
CMC Magnetics Corp.	93,595	33,130
Compal Electronics, Inc.	490,000	458,522
Compeq Manufacturing Co., Ltd.	109,000	163,884
Continental Holdings Corp.	42,000	35,843
Coretronic Corp.	51,800	103,480
CTBC Financial Holding Co., Ltd.	1,847,280	1,430,796
CyberTAN Technology, Inc.	37,000	26,194
Darfon Electronics Corp.	17,000	28,241
Darwin Precisions Corp. *	55,000	32,480
Depo Auto Parts Ind Co., Ltd.	12,000	26,327
E Ink Holdings, Inc.	61,000	117,797
E.Sun Financial Holding Co., Ltd.	658,545	602,391

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Elite Advanced Laser Corp.	8,000	$18,505
Elitegroup Computer Systems Co., Ltd. *	35,877	39,042
ENNOSTAR, Inc. *	17,414	50,107
Entie Commercial Bank Co., Ltd.	68,000	36,940
Eva Airways Corp.	265,478	146,077
Everest Textile Co., Ltd. *	45,444	13,028
Evergreen International Storage & Transport Corp.	54,000	35,012
Evergreen Marine Corp., Taiwan Ltd. *	244,459	389,825
Everlight Chemical Industrial Corp.	56,000	32,972
Everlight Electronics Co., Ltd.	51,000	82,578
Far Eastern Department Stores Ltd.	121,220	101,962
Far Eastern International Bank	298,962	112,112
Far Eastern New Century Corp.	342,338	362,339
Farglory Land Development Co., Ltd.	26,721	53,380
Federal Corp. *	33,000	24,692
First Financial Holding Co., Ltd.	849,034	660,588
First Steamship Co., Ltd.	39,240	14,853
Formosa Advanced Technologies Co., Ltd.	20,000	28,318
Formosa Chemicals & Fibre Corp.	161,000	494,291
Formosa Plastics Corp.	8,000	28,318
Formosa Taffeta Co., Ltd.	50,000	53,973
Formosan Rubber Group, Inc.	20,080	17,383
Formosan Union Chemical	48,179	28,367
Foxconn Technology Co., Ltd.	64,127	163,166
Fubon Financial Holding Co., Ltd.	613,211	1,220,705
Fulltech Fiber Glass Corp. *	31,310	17,009
Gemtek Technology Corp.	47,000	52,958
General Interface Solution Holding Ltd.	30,000	131,952
Getac Technology Corp.	9,000	18,484
Giantplus Technology Co., Ltd.	37,000	17,052
Gigastorage Corp. *	294	209
Gloria Material Technology Corp.	50,392	30,112
Gold Circuit Electronics Ltd. *	45,000	88,634
Goldsun Building Materials Co., Ltd.	82,973	78,660
Grand Pacific Petrochemical *	102,000	98,307
Great Wall Enterprise Co., Ltd.	56,155	107,457
Hannstar Board Corp.	38,929	67,331
HannStar Display Corp. *	109,770	59,246
HannsTouch Solution, Inc.	32,279	13,123
Hey Song Corp.	18,750	22,737
Highwealth Construction Corp.	9,900	15,093
Hiroca Holdings Ltd.	8,000	19,570
Ho Tung Chemical Corp. *	108,688	37,635
Hon Hai Precision Industry Co., Ltd.	757,068	3,290,100
Hong Pu Real Estate Development Co., Ltd.	20,000	15,841
HTC Corp. *	9,000	9,731
Hua Nan Financial Holdings Co., Ltd.	495,959	324,173
Hung Sheng Construction Co., Ltd.	50,688	34,996
IEI Integration Corp.	8,000	16,178
Innolux Corp. *	607,757	449,433
Inventec Co., Ltd.	261,282	247,244
Kindom Construction Corp.	42,000	58,217
King Slide Works Co. Ltd.	2,000	23,096
King Yuan Electronics Co., Ltd.	127,100	183,525
King’s Town Bank Co., Ltd.	98,000	135,324
Kinpo Electronics	138,000	63,358
Kinsus Interconnect Technology Corp.	31,000	121,684
L&K Engineering Co., Ltd.	16,000	18,253

	SHARES	VALUE†
Lien Hwa Industrial Corp.	13,345	$22,146
Lingsen Precision Industries Ltd. *	41,000	23,063
Lite-On Technology Corp.	234,874	516,948
Long Chen Paper Co., Ltd.	89,648	78,548
Macronix International Co., Ltd.	119,171	185,232
MediaTek, Inc.	11,000	373,567
Mega Financial Holding Co., Ltd.	690,850	772,373
Mercuries & Associates Holdings Ltd.	42,344	31,313
Mercuries Life Insurance Co., Ltd. *	142,740	44,373
MIN AIK Technology Co., Ltd. *	25,600	14,849
Mitac Holdings Corp.	27,637	27,944
Namchow Holdings Co. Ltd.	7,000	11,665
Nan Ya Plastics Corp.	45,000	125,854
Nanya Technology Corp.	133,000	428,371
O-Bank Co., Ltd.	91,943	22,556
OptoTech Corp. *	49,063	45,911
Orient Semiconductor Electronics Ltd.	42,485	24,568
Oriental Union Chemical Corp.	16,000	10,907
Pan Jit International, Inc.	21,600	40,500
Pan-International Industrial Corp.	34,380	53,800
Pegatron Corp.	235,249	610,940
POU Chen Corp.	169,133	195,612
Powertech Technology, Inc.	23,000	85,042
President Securities Corp.	111,304	91,671
Prince Housing & Development Corp.	77,970	30,059
Qisda Corp.	187,400	224,948
Radium Life Tech Co., Ltd.	101,477	40,722
Rich Development Co., Ltd.	19,978	7,212
Ritek Corp. *	47,211	17,373
Ruentex Development Co., Ltd.	69,423	120,437
Ruentex Industries Ltd.	41,400	115,641
Sampo Corp.	10,600	11,386
San Fang Chemical Industry Co., Ltd.	13,000	9,818
Sanyang Motor Co., Ltd.	41,573	45,167
Sesoda Corp.	24,948	21,509
Shanghai Commercial & Savings Bank Ltd. (The)	13,000	19,113
Shihlin Electric & Engineering Corp.	26,000	44,832
Shin Kong Financial Holding Co., Ltd.	806,983	258,784
Shin Zu Shing Co., Ltd.	16,660	76,781
Shinkong Insurance Co., Ltd.	30,000	42,057
Shinkong Synthetic Fibers Corp.	140,151	85,958
Sigurd Microelectronics Corp.	54,694	100,252
Sincere Navigation Corp.	27,810	21,345
Sinon Corp.	56,000	45,337
SinoPac Financial Holdings Co., Ltd.	955,094	430,132
Sirtec International Co., Ltd.	12,000	12,953
Supreme Electronics Co., Ltd.	39,000	58,501
Synnex Technology International Corp.	138,300	264,163
Ta Ya Electric Wire & Cable	47,840	33,198
Taichung Commercial Bank Co., Ltd.	334,893	134,976
Taiflex Scientific Co., Ltd.	25,740	47,992
Tainan Spinning Co., Ltd.	115,427	77,874
Taishin Financial Holding Co., Ltd.	980,301	460,380
Taiwan Business Bank	418,414	146,056
Taiwan Cement Corp.	561,360	920,746
Taiwan Cooperative Financial Holding Co., Ltd.	576,772	427,531
Taiwan Fertilizer Co., Ltd.	67,000	132,671
Taiwan FU Hsing Industrial Co., Ltd.	21,000	34,849
Taiwan Glass Industrial Corp. *	109,321	76,245

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Taiwan Hon Chuan Enterprise Co., Ltd.	30,925	$75,001
Taiwan PCB Techvest Co., Ltd.	28,000	50,931
Taiwan Sakura Corp.	6,000	12,323
Taiwan Shin Kong Security Co., Ltd.	10,100	13,504
Taiwan Surface Mounting Technology Co., Ltd.	21,518	88,235
Tatung Co., Ltd. *	115,000	109,023
Teco Electric & Machinery Co., Ltd.	141,000	159,862
Thye Ming Industrial Co., Ltd.	10,000	10,444
Ton Yi Industrial Corp. *	120,000	50,258
Tong Yang Industry Co., Ltd.	41,921	53,259
TPK Holding Co., Ltd. *	34,000	59,818
Tripod Technology Corp.	25,000	123,103
TSRC Corp.	26,000	25,788
Tung Ho Steel Enterprise Corp.	98,000	153,012
TYC Brother Industrial Co., Ltd.	21,000	17,222
U-Ming Marine Transport Corp.	47,000	68,030
Unimicron Technology Corp.	126,000	404,058
Union Bank of Taiwan	174,047	66,793
Unitech Printed Circuit Board Corp.	67,320	51,552
United Microelectronics Corp.	996,513	1,753,231
Universal Cement Corp.	46,836	37,590
Unizyx Holding Corp. *	35,000	46,429
UPC Technology Corp.	80,916	58,419
USI Corp.	77,130	68,931
Wah Lee Industrial Corp.	25,000	71,847
Walsin Lihwa Corp.	209,000	139,172
Wan Hai Lines Ltd.	60,650	117,121
Waterland Financial Holdings Co., Ltd.	266,512	157,854
Weikeng Industrial Co., Ltd.	32,945	24,305
Winbond Electronics Corp.	349,893	361,751
Wisdom Marine Lines Co., Ltd.	32,019	40,174
Wistron Corp.	348,431	409,086
WPG Holdings Ltd.	174,400	298,276
WT Microelectronics Co., Ltd.	31,265	51,665
Yang Ming Marine Transport Corp. *	121,100	160,007
YC Co., Ltd.	21,396	11,810
YC INOX Co., Ltd.	44,763	42,123
YFY, Inc.	150,385	166,023
Yieh Phui Enterprise Co., Ltd. *	116,525	54,520
Youngtek Electronics Corp.	12,000	28,430
Yuanta Financial Holding Co., Ltd.	1,045,007	824,051
Yulon Motor Co., Ltd. *	62,371	96,290
Zhen Ding Technology Holding Ltd.	62,000	261,837
Zinwell Corp. *	24,000	15,561

		35,742,339

Thailand — 2.3%
Ananda Development PCL	180,700	13,646
AP Thailand PCL	242,500	63,244
Asia Aviation PCL *	299,900	27,063
Asia Plus Group Holdings PCL	122,900	10,383
Bangchak Corp. PCL	112,900	93,030
Bangkok Bank PCL	16,600	66,931
Bangkok Bank PCL, NVDR	13,300	53,626
Bangkok Insurance PCL	2,100	18,144
Bangkok Land PCL	1,039,700	39,259
Bangkok Life Assurance PCL *	57,200	47,590
Banpu PCL	487,750	196,661
Cal-Comp Electronics Thailand PCL	264,550	20,487
Charoen Pokphand Foods PCL	322,300	304,251
Indorama Ventures PCL	145,200	206,765
IRPC PCL	633,100	75,364

	SHARES	VALUE†
Italian-Thai Development PCL *	563,700	$32,108
Kasikornbank PCL, NVDR	95,000	440,800
Khon Kaen Sugar Industry PCL *	135,600	14,319
Kiatnakin Bank PCL	21,900	42,749
Krung Thai Bank PCL	257,575	100,557
Lanna Resources PCL	2,500	700
LH Financial Group PCL	302,400	11,902
LPN Development PCL	151,700	24,757
Power Solution Technologies PCL, Class F	224,400	13,500
Property Perfect PCL	952,490	14,935
Pruksa Holding PCL	88,800	36,373
PTT Exploration & Production PCL	127,000	463,296
PTT Global Chemical PCL	116,228	233,386
PTT PCL	883,900	1,159,677
Quality Houses PCL	625,100	49,208
Sansiri PCL	1,106,700	38,248
SC Asset Corp. PCL	188,600	19,554
Siam Commercial Bank PCL	56,800	202,662
Supalai PCL	169,900	116,348
Super Energy Corp. PCL *	1,958,200	63,289
Thai Oil PCL	72,700	141,329
Thai Stanley Electric PCL	3,100	18,154
Thanachart Capital PCL	33,100	40,250
Thitikorn PCL	10,500	3,427
Thoresen Thai Agencies PCL	166,348	68,668
TMB Bank PCL	1,521,854	58,926
TPI Polene PCL	676,600	40,488
True Corp. PCL	1,350,600	146,945
Unique Engineering & Construction PCL	54,500	10,638

		4,843,637

Turkey — 0.4%
Akbank TAS	269,661	153,164
Anadolu Efes Biracilik Ve Malt Sanayii AS	12,620	32,218
Dogan Sirketler Grubu Holding AS	70,535	27,591
Enka Insaat ve Sanayi AS	61,872	59,345
Eregli Demir ve Celik Fabrikalari TAS	47,339	87,486
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	1	—
Turk Hava Yollari AO *	67,522	104,261
Turk Sise ve Cam Fabrikalari AS	51,778	45,650
Turkiye Garanti Bankasi AS *	241,936	196,016
Turkiye Halk Bankasi AS *	35,220	18,426
Turkiye Is Bankasi *	92,912	54,236
Turkiye Sinai Kalkinma Bankasi AS *	190,047	31,071
Turkiye Vakiflar Bankasi TAO *	80,351	33,669
Yapi ve Kredi Bankasi AS *	194,984	51,950

		895,083

United States — 0.1%
Textainer Group Holdings Ltd. *	4,015	115,030

TOTAL COMMON STOCKS (Identified Cost $175,423,471)		210,662,305

PREFERRED STOCKS — 0.9%
Brazil — 0.9%
Banco ABC Brasil SA, 4.910%	10,815	27,861
Banco Bradesco SA, 2.640%	24,310	115,619
Banco do Estado do Rio Grande do Sul SA, PF B, 5.280%	24,408	52,210
Cia Ferro Ligas da Bahia - Ferbasa, 2.620%	4,895	29,629
Marcopolo SA, 0.740%	2,983	1,484
Petroleo Brasileiro SA, 3.090%	382,139	1,636,192
Usinas Siderurgicas de Minas Gerais SA, PF A, 0.230%	6,900	20,962

		1,883,957

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Colombia — 0.0%
Grupo Argos SA, 3.870%	12,517	$32,474
Grupo de Inversiones Suramericana SA, 3.380%	8,046	41,618

		74,092

Philippines — 0.0%
Cebu Air, Inc., 6.000%	12,909	10,824

TOTAL PREFERRED STOCKS (Identified Cost $1,984,057)		1,968,873

SHORT-TERM INVESTMENTS — 2.1%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 0.036%	333,933	333,933

Collateral For Securities On Loan — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.030%	4,174,377	4,174,377

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,508,310)		4,508,310

Total Investments — 101.5% (Identified Cost $181,915,838)		217,139,488
Liabilities, Less Cash and Other Assets — (1.5%)		(3,115,990)

Net Assets — 100.0%		$214,023,498

† See Note 1
* Non-income producing security

±    144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2021 amounted to $3,896,705 or 1.82% of the net assets of the Fund.

@ A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $7,780,114.
<> Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§ Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt
GDR — Global Depository Receipt
NVDR — Non-Voting Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

Ten largest industry holdings as of March 31, 2021

(As a percentage of net assets) (Unaudited)

Industry	Percentage
Commercial Banks	19.1%
Oil, Gas & Consumable Fuels	9.0%
Metals & Mining	8.3%
Real Estate Management & Development	6.4%
Electronic Equipment, Instruments & Components	4.6%
Insurance	3.9%
Automobiles	3.7%
Computers & Peripherals	3.6%
Chemicals	2.7%
Semiconductors & Semiconductor Equipment	2.6%

Country Weightings as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Country	Percentage
China	36.2%
Taiwan	16.8%
Korea	15.3%
India	11.1%
Brazil	4.4%
South Africa	4.0%
Thailand	2.3%
Mexico	2.1%
Malaysia	1.7%
Other	6.1%

100.0%

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.3%
Real Estate Investment Trusts (REITs) — 99.3%
Acadia Realty Trust	13,367	$253,572
Agree Realty Corp.	8,678	584,116
Alexander’s, Inc.	303	84,022
Alexandria Real Estate Equities, Inc.	19,817	3,255,933
American Assets Trust, Inc.	7,620	247,193
American Campus Communities, Inc.	19,443	839,354
American Finance Trust, Inc.	10,447	102,590
American Homes 4 Rent., Class A	41,617	1,387,511
American Tower Corp.	64,499	15,419,131
Apartment Income REIT Corp.	21,176	905,486
Apartment Investment and Management Co., Class A	23,228	142,620
Apple Hospitality REIT, Inc.	32,040	466,823
AvalonBay Communities, Inc.	20,431	3,769,724
Bluerock Residential Growth REIT, Inc.	3,300	33,363
Boston Properties, Inc.	21,522	2,179,318
Braemar Hotels & Resorts, Inc. *	5,308	32,220
Brandywine Realty Trust	25,766	332,639
Brixmor Property Group, Inc.	43,009	870,072
Brookfield Property REIT, Inc., Class A	5,650	101,418
BRT Apartments Corp.	400	6,736
Camden Property Trust	14,281	1,569,625
CareTrust REIT, Inc.	13,678	318,492
Centerspace	1,935	131,580
Chatham Lodging Trust	8,341	109,768
City Office REIT, Inc.	5,176	54,969
Clipper Realty, Inc.	1,167	9,243
Columbia Property Trust, Inc.	17,398	297,506
Community Healthcare Trust, Inc.	3,480	160,498
CoreSite Realty Corp.	6,249	748,943
Corporate Office Properties Trust	17,049	448,900
Cousins Properties, Inc.	21,291	752,637
Crown Castle International Corp.	62,213	10,708,724
CubeSmart	28,493	1,077,890
CyrusOne, Inc.	17,653	1,195,461
DiamondRock Hospitality Co. *	30,400	313,120
Digital Realty Trust, Inc.	40,680	5,729,371
Diversified Healthcare Trust	29,638	141,670
Douglas Emmett, Inc.	25,276	793,666
Duke Realty Corp.	54,442	2,282,753
Easterly Government Properties, Inc.	12,305	255,083
EastGroup Properties, Inc.	5,854	838,761
Empire State Realty Trust, Inc., Class A	21,950	244,304
EPR Properties	11,329	527,818
Equinix, Inc.	12,300	8,358,957
Equity Commonwealth	11,006	305,967
Equity LifeStyle Properties, Inc.	25,178	1,602,328
Equity Residential	53,976	3,866,301
Esc War Ind §	9,141	2,446
Essential Properties Realty Trust, Inc.	14,323	326,994
Essex Property Trust, Inc.	9,549	2,595,800
Extra Space Storage, Inc.	19,212	2,546,551
Federal Realty Investment Trust	10,531	1,068,370
First Industrial Realty Trust, Inc.	18,210	833,836
Four Corners Property Trust, Inc.	10,646	291,700
Franklin Street Properties Corp.	17,095	93,168
Gaming and Leisure Properties, Inc.	31,595	1,340,576
Getty Realty Corp.	5,638	159,668
Gladstone Commercial Corp.	5,309	103,844
Global Medical REIT, Inc.	5,127	67,215
Global Net Lease, Inc.	12,591	227,393
Global Self Storage, Inc.	2,195	10,448
Healthcare Realty Trust, Inc.	20,674	626,836

	SHARES	VALUE†
Healthcare Trust of America, Inc., Class A	32,224	$888,738
Healthpeak Properties, Inc.	77,686	2,465,754
Hersha Hospitality Trust *	6,188	65,283
Highwoods Properties, Inc.	15,731	675,489
Host Hotels & Resorts, Inc.	101,419	1,708,910
Hudson Pacific Properties, Inc.	22,057	598,406
Independence Realty Trust, Inc.	13,010	197,752
Industrial Logistics Properties Trust	8,397	194,223
Invitation Homes, Inc.	82,071	2,625,451
Iron Mountain, Inc. @	41,819	1,547,721
JBG SMITH Properties	18,060	574,127
Kilroy Realty Corp.	15,316	1,005,189
Kimco Realty Corp.	63,190	1,184,812
Kite Realty Group Trust	12,936	249,535
Lamar Advertising Co., Class A	12,404	1,164,984
Lexington Realty Trust	40,924	454,666
Life Storage, Inc.	10,722	921,556
LTC Properties, Inc.	5,953	248,359
Macerich Co. (The)	15,069	176,307
Mack-Cali Realty Corp.	14,310	221,519
Medical Properties Trust, Inc.	82,782	1,761,601
MGM Growth Properties LLC, Class A	19,898	649,073
Mid-America Apartment Communities, Inc.	16,540	2,387,714
Monmouth Real Estate Investment Corp.	14,037	248,315
National Health Investors, Inc.	6,779	489,986
National Retail Properties, Inc.	25,066	1,104,659
National Storage Affiliates Trust	10,555	421,461
New Senior Investment Group, Inc.	4,600	28,658
NexPoint Residential Trust, Inc.	2,800	129,052
Office Properties Income Trust	7,396	203,538
Omega Healthcare Investors, Inc.	33,213	1,216,592
One Liberty Properties, Inc.	2,915	64,917
Outfront Media, Inc.	22,006	480,391
Paramount Group, Inc.	26,721	270,684
Park Hotels & Resorts, Inc.	33,661	726,404
Pebblebrook Hotel Trust	18,984	461,121
Physicians Realty Trust	30,813	544,466
Piedmont Office Realty Trust, Inc., Class A	19,163	332,861
Plymouth Industrial REIT, Inc.	804	13,547
Preferred Apartment Communities, Inc, Class A	3,100	30,535
Prologis, Inc.	107,015	11,343,590
PS Business Parks, Inc.	3,086	477,034
Public Storage	22,712	5,604,413
QTS Realty Trust, Inc., Class A @	9,479	588,077
Realty Income Corp.	54,086	3,434,461
Regency Centers Corp.	24,483	1,388,431
Retail Opportunity Investments Corp.	18,201	288,850
Retail Properties of America, Inc., Class A	32,721	342,916
Retail Value, Inc.	2,965	55,475
Rexford Industrial Realty, Inc.	18,869	950,998
RLJ Lodging Trust	25,067	388,037
RPT Realty	12,520	142,853
Ryman Hospitality Properties	7,916	613,569
Sabra Healthcare REIT, Inc.	31,344	544,132
Saul Centers, Inc.	2,195	88,041
SBA Communications Corp.	15,879	4,407,216
Seritage Growth Properties, Class A *	3,790	69,547
Service Properties Trust	20,700	245,502
Simon Property Group, Inc.	47,861	5,445,146
SITE Centers Corp.	20,663	280,190
SL Green Realty Corp. @	9,819	687,232
Sotherly Hotels, Inc.	3,111	10,826
Spirit Realty Capital, Inc.	16,707	710,048
STAG Industrial, Inc. @	21,962	738,143
STORE Capital Corp.	36,497	1,222,649

The accompanyinging notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Investment Trusts (REITs) (Continued)
Summit Hotel Properties, Inc.	16,205	$164,643
Sun Communities, Inc.	15,957	2,394,188
Sunstone Hotel Investors, Inc.	32,748	408,040
Tanger Factory Outlet Centers, Inc.	11,102	167,973
Terreno Realty Corp.	10,373	599,248
UDR, Inc.	43,143	1,892,252
UMH Properties, Inc.	5,369	102,924
Uniti Group, Inc.	29,183	321,888
Universal Health Realty Income Trust	1,815	123,021
Urban Edge Properties	17,737	293,015
Urstadt Biddle Properties, Inc.	1,000	13,700
Urstadt Biddle Properties, Inc., Class A	4,732	78,788
Ventas, Inc.	54,145	2,888,094
VEREIT, Inc.	32,374	1,250,284
Vornado Realty Trust	23,137	1,050,188
Washington Real Estate Investment Trust	12,497	276,184
Weingarten Realty Investors	18,472	497,082
Welltower, Inc.	60,350	4,322,870
Whitestone REIT	6,078	58,957
WP Carey, Inc.	25,357	1,794,261
Xenia Hotels & Resorts, Inc.	17,324	337,818

		171,990,171

TOTAL COMMON STOCKS (Identified Cost $96,713,713)		171,990,171

SHORT-TERM INVESTMENTS — 0.4%
Investment Company — 0.4%
State Street Institutional U.S. Government Money Market Fund 0.036%	764,548	764,548

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $764,548)		764,548

Total Investments — 99.7% (Identified Cost $97,478,261)		172,754,719
Cash and Other Assets, Less Liabilities — 0.3%		469,989

Net Assets — 100.0%		$173,224,708

†	See Note 1
*	Non-income producing security
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2021, the fair value of the securities on loan was $3,500,167.

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanyinging notes are an integral part of these portfolio of investments.

Portfolio Sectors as of March 31, 2021

(As a percentage of long-term investments) (Unaudited)

Sector	Percentage
Specialized REITs	27.6%
Residential REITs	14.9%
Diversified REITs	13.7%
Retail REITs	11.1%
Industrial REITs	10.5%
Health Care REITs	9.8%
Office REITs	8.4%
Hotels & Resorts REITs	4.0%

100.0%

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF MARCH 31, 2021 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Other — 100.0%
SA Emerging Markets Value Fund €	286,541	$2,982,890
SA Global Fixed Income Fund €	426,066	4,005,019
SA International Value Fund €	437,493	5,131,799
SA Real Estate Securities Fund €	131,445	1,628,601
SA U.S. Core Market Fund €	117,457	3,273,522
SA U.S. Fixed Income Fund €	263,148	2,670,955
SA U.S. Small Company Fund €	91,934	2,988,767
SA U.S. Value Fund €	221,439	4,346,850

		27,028,403

TOTAL MUTUAL FUNDS (Identified Cost $22,577,731)		27,028,403

Total Investments — 100.0% (Identified Cost $22,577,731)		27,028,403
Cash and Other Assets, Less Liabilities — 0.0%		3,390

Net Assets — 100.0%		$27,031,793

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the Select Class shares of the affiliated Underlying SA Funds

The accompanyinging notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear not to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by a pricing committee (the “Pricing Committee”) (or its designee) appointed by the Board of Trustees of the Trust (the “Board” or the “Trustees”) pursuant to procedures approved by the Board.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Pricing Committee (or its designee). Any determinations of fair value made by the Pricing Committee (or its designee) are presented to the Board for ratification.

Valuation of securities by the DFA Portfolio and the Series in which it invests is discussed in the “Selected Financial Statements of DFA Investment Dimensions Group Inc. – Notes to Financial Statements,” and “Selected Financial Statements of the DFA Investment Trust Company – Notes to Financial Statements,” which are included elsewhere in this report.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Pricing Committee (or its designee). For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Pricing Committee (or its designee) may consider various factors, including unobservable market inputs when arriving at fair value. The Pricing Committee (or its designee) may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Pricing Committee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2021, in valuing each Fund’s investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance as of March 31, 2021
Assets
SA U.S. Fixed Income Fund
Yankee Corporate Bonds and Notes	$—	$14,012,599	$—	$14,012,599
Corporate Bonds and Notes	—	212,424,141	—	212,424,141
U.S. Government & Agency Obligations	—	147,919,632	—	147,919,632
Short-Term Investments	2,508,847	151,042,992	—	153,551,839

Total Investments	$2,508,847	$525,399,364	$—	$527,908,211

SA Global Fixed Income Fund
Assets
Bonds and Notes	$—	$695,954,886	$—	$695,954,886
Short-Term Investments	54,689,019	—	—	54,689,019
Other Financial Instruments
Forward Foreign Currency Contracts	—	10,798,929	—	10,798,929

Total Investments	$54,689,019	$706,753,815	$—	$761,442,834

Liabilities
Other Financial Instruments
Forward Foreign Currency Contracts	$—	$(1,907,931)	$—	$(1,907,931)

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)			Total Balance as of March 31, 2021
SA U.S. Core Market Fund
Assets
Common Stocks	$614,248,087	$—			$—		$614,248,087
Preferred Stocks	10,978	—			—		10,978
Mutual Funds	25,227,861	—			—		25,227,861
Short-Term Investments	1,916,839	—			—		1,916,839

Total Investments	$641,403,765	$—		$			$641,403,765

SA U.S. Value Fund
Assets
Common Stocks	$596,068,405	$—			$—		$596,068,405
Short-Term Investments	467,463	—			—		467,463

Total Investments	$596,535,868	$—			$—		$596,535,868

SA U.S. Small Company Fund
Assets
Common Stocks	$430,961,209	$73,243			$33,041	†	$431,067,493
Preferred Stocks	205,910	—			—		205,910
Rights and Warrants	—	—			640	†	640
Short-Term Investments	2,652,636	—			—		2,652,636

Total Investments	$433,819,755	$73,243			$33,681		$433,926,679

SA International Value Fund
Assets
Common Stocks	$625,963,142	$453,093			$0	†	$626,416,235
Preferred Stocks	11,894,912	—			—		11,894,912
Rights and Warrants	47,445	—			—		47,445
Short-Term Investments	43,217,331	—			—		43,217,331

Total Investments	$681,122,830	$453,093			$0		$681,575,923

SA International Small Company Fund
Assets
Mutual Funds	$323,940,406	$—			$—		$323,940,406

Total Investments	$323,940,406	$—			$—		$323,940,406

SA Emerging Markets Value Fund
Assets
Common Stocks	$210,469,997	$192,308	†		$0	†	$210,662,305
Preferred Stocks	1,968,873	—			—		1,968,873
Short-Term Investments	4,508,310	—			—		4,508,310

Total Investments	$216,947,180	$192,308			$0		$217,139,488

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Balance as of March 31, 2021
SA Real Estate Securities Fund
Assets
Common Stocks	$171,987,725	$—	$2,446	$171,990,171
Short-Term Investments	764,548	—	—	764,548

Total Investments	$172,752,273	$—	$2,446	$172,754,719

SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$27,028,403	$—	$—	$27,028,403

Total Investments	$27,028,403	$—	$—	$27,028,403

†	Contains securities with a market value of zero.

Transfers between investment valuation levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which Buckingham Strategic Partners, LLC (the “Adviser”) specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

As of March 31, 2021, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non-Cash Collateral*	Total Collateral (Including Calculated Mark)
SA Global Fixed Income Fund	$50,990,366	$51,523,480	$632,101	$52,155,581
SA U.S Core Market Fund	$2,595,901	$110,450	$2,556,673	$2,667,123
SA U.S. Value Fund	$121,478	$—	$124,431	$124,431
SA U.S. Small Company Fund	$12,005,431	$2,652,636	$9,593,476	$12,246,112
SA International Value Fund	$77,123,355	$42,617,256	$38,001,995	$80,619,251
SA Emerging Markets Value Fund	$7,780,114	$4,174,377	$3,986,285	$8,160,662
SA Real Estate Securities Fund	$3,500,167	$—	$3,603,386	$3,603,386

*	The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2021
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$51,523,480	$—	$—	$—	$51,523,480

Total Borrowings	$51,523,480	$—	$—	$—	$51,523,480

Gross amount of recognized liabilities for securities lending transactions					$51,523,480

SA U.S. Core Market Fund
Government Money Market	$110,450	$—	$—	$—	$110,450

Total Borrowings	$110,450	$—	$—	$—	$110,450

Gross amount of recognized liabilities for securities lending transactions					$110,450

SA U.S. Small Company Fund
Government Money Market	$2,652,636	$—	$—	$—	$2,652,636

Total Borrowings	$2,652,636	$—	$—	$—	$2,652,636

Gross amount of recognized liabilities for securities lending transactions					$2,652,636

SA International Value Fund
Government Money Market	$42,617,256	$—	$—	$—	$42,617,256

Total Borrowings	$42,617,256	$—	$—	$—	$42,617,256

Gross amount of recognized liabilities for securities lending transactions					$42,617,256

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of March 31, 2021
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Emerging Markets Value Fund
Government Money Market	$4,174,377	$—	$—	$—	$4,174,377

Total Borrowings	$4,174,377	$—	$—	$—	$4,174,377

Gross amount of recognized liabilities for securities lending transactions					$4,174,377

(1)

Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS

NOTES TO PORTFOLIOS OF INVESTMENTS – March 31, 2021 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar

Federal Income Tax — At March 31, 2021, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$526,772,884	$1,159,869	$(24,542)	$1,135,327
SA Global Fixed Income Fund	729,752,960	22,448,543	(1,557,598)	20,890,945
SA U.S. Core Market Fund	128,067,694	513,489,977	(153,906)	513,336,071
SA U.S. Value Fund	341,511,554	271,004,701	(15,980,387)	255,024,314
SA U.S. Small Company Fund	232,319,770	216,402,788	(14,795,879)	201,606,909
SA International Value Fund	574,734,736	147,653,206	(40,812,019)	106,841,187
SA International Small Company Fund	166,236,425	157,703,981	—	157,703,981
SA Emerging Markets Value Fund	181,915,838	54,737,267	(19,513,617)	35,223,650
SA Real Estate Securities Fund	97,478,261	79,540,433	(4,263,975)	75,276,458
SA Worldwide Moderate Growth	22,577,731	4,501,645	(50,973)	4,450,672

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2021

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANIES — (99.3%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$5,108,748,111
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,649,907,196
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,940,026,126
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,423,080,172
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,306,422,004

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$12,428,183,609

	Shares
TEMPORARY CASH INVESTMENTS — (0.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.036% (Cost $93,557,635)	93,557,635	93,557,635

TOTAL INVESTMENTS — (100.0%) (Cost $9,623,891,835)^^		$12,521,741,244

As of March 31, 2021, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	350	06/18/21	$68,806,136	$69,429,500	$623,364

Total Futures Contracts			$68,806,136	$69,429,500	$623,364

Summary of the Portfolio’s investments as of March 31, 2019, based on their valuation inputs, is as follows (See Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$12,428,183,609	—	—	$12,428,183,609
Temporary Cash Investments	93,557,635	—	—	93,557,635
Futures Contracts**	623,364	—	—	623,364

TOTAL	$12,522,364,608	—	—	$12,522,364,608

**	Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2021, the Fund consisted of one hundred and six operational portfolios, of which one, International Small Company Portfolio (the “Portfolio”) is included in this document. The Fund’s investment advisor is Dimensional Fund Advisors LP (the “Advisor”). The Portfolio is a “Fund-of-Funds”, which generally allocates its assets among the five series (the “Underlying Funds”) of The DFA Investment Trust Company, which is also advised by the Advisor. The Schedules of Investments for the Underlying Funds have been included in this document.

SECURITY VALUATION

The International Small Company Portfolio invests in the five Underlying Funds indicated on its Schedule of Investments.

The Portfolio uses a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Shares held by the International Small Company Portfolio in other investment companies (such as the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolio’s investments in the Underlying Funds reflect its proportionate interest in the net assets of such corresponding Underlying Fund. These valuations are classified as Level 1 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolio. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DERIVATIVE FINANCIAL INSTRUMENTS

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. FUTURES CONTRACTS: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolio, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2021, the total cost of securities for federal income tax purposes was $9,785,925.

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolio’s early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

CORONAVIRUS (COVID-19) PANDEMIC

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

SUBSEQUENT EVENT EVALUATIONS

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolio.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (93.3%)
COMMUNICATION SERVICES — (2.7%)
#	Aeria, Inc.	15,800	$89,827
#	Akatsuki, Inc.	30,200	1,225,390
*	AlphaPolis Co., Ltd.	10,700	317,989
	Amuse, Inc.	11,000	253,406
#	AOI TYO Holdings, Inc.	139,131	890,076
	ARTERIA Networks Corp.	14,500	215,522
	Asahi Broadcasting Group Holdings Corp.	54,000	355,005
#	Asahi Net, Inc.	102,300	748,620
	Ateam, Inc.	77,600	1,206,038
*	Atrae, Inc.	66,000	1,024,722
#	Avex, Inc.	239,800	2,967,274
#*	Broadmedia Corp.	55,200	44,467
	Broccoli Co., Ltd.	2,900	39,546
	Carta Holdings, Inc.	8,700	120,830
#	Ceres, Inc.	24,900	1,056,956
#	Daiichikosho Co., Ltd.	65,400	2,540,797
	DeNA Co., Ltd.	115,900	2,267,084
	Digital Holdings, Inc.	4,900	88,969
	Dip Corp.	177,300	4,664,528
*	Drecom Co., Ltd.	22,600	161,987
*	eBook Initiative Japan Co., Ltd.	14,200	346,233
#	Extreme Co., Ltd.	17,300	227,014
#	Faith, Inc.	56,010	406,720
	FAN Communications, Inc.	300,200	1,119,806
#	Fibergate, Inc.	19,700	331,176
	Freebit Co., Ltd.	55,300	501,549
#*	GA Technologies Co., Ltd.	2,400	48,065
#	Gakken Holdings Co., Ltd.	121,800	1,607,042
	Gree, Inc.	730,600	3,699,159
	Gumi, Inc.	32,700	269,355
	GungHo Online Entertainment, Inc.	122,800	2,432,870
	Imagica Group, Inc.	105,100	513,257
	Imagineer Co., Ltd.	1,600	18,144
	Intage Holdings, Inc.	224,700	2,645,459
	Internet Initiative Japan, Inc.	252,800	5,947,858
#*	IPS, Inc.	10,900	281,468
	ITmedia, Inc.	30,000	507,257
*	Itokuro, Inc.	52,400	579,183
#	J-Stream, Inc.	9,500	411,619
	Kadokawa Corp.	88,516	3,445,257
*	KLab, Inc.	141,900	1,036,943
	LIFULL Co., Ltd.	327,500	1,220,491
	Macromill, Inc.	239,900	2,082,906
	MarkLines Co., Ltd.	67,000	1,517,348
	Marvelous, Inc.	197,300	1,537,428
	Members Co., Ltd.	45,500	1,030,097
	Mixi, Inc.	229,900	5,764,173
#*	Mobile Factory, Inc.	10,500	144,204
#	MTI, Ltd.	131,000	959,241
*	Mynet, Inc.	3,500	27,180
	Okinawa Cellular Telephone Co.	80,100	3,679,797
#	Orchestra Holdings, Inc.	3,000	84,571
#*	PR Times, Inc.	11,900	382,197
	Proto Corp.	155,200	1,646,543

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Septeni Holdings Co., Ltd.	85,300	$376,426
*	Shobunsha Holdings, Inc.	217,400	941,156
	SKY Perfect JSAT Holdings, Inc.	878,700	3,910,289
#	SoldOut, Inc.	6,300	91,228
	Tohokushinsha Film Corp.	90,500	600,104
#	Tokyu Recreation Co., Ltd.	19,200	834,416
#	Tow Co., Ltd.	263,700	766,181
	TV Asahi Holdings Corp.	32,600	614,377
	Tv Tokyo Holdings Corp.	88,500	1,911,685
	Usen-Next Holdings Co., Ltd.	52,500	982,710
	ValueCommerce Co., Ltd.	102,100	3,325,969
#	V-Cube, Inc.	80,700	1,946,554
*	Vector, Inc.	192,300	2,260,465
*	Vision, Inc.	121,300	1,215,995
	Wowow, Inc.	35,500	902,258
	Zenrin Co., Ltd.	231,150	2,775,389

TOTAL COMMUNICATION SERVICES			90,185,845

CONSUMER DISCRETIONARY — (14.0%)
	Adastria Co., Ltd.	165,140	3,034,962
	Adventure, Inc.	8,800	434,098
	Aeon Fantasy Co., Ltd.	48,932	1,076,039
*	Ahresty Corp.	152,700	667,539
#*	Aigan Co., Ltd.	60,800	127,067
	Ainavo Holdings Co., Ltd.	5,600	57,345
	Aisan Industry Co., Ltd.	215,700	1,311,059
*	Akebono Brake Industry Co., Ltd.	225,300	399,892
#	Alleanza Holdings Co., Ltd.	80,800	972,442
	Alpen Co., Ltd.	107,200	2,303,028
	Alpha Corp.	41,000	455,574
#	Amiyaki Tei Co., Ltd.	28,200	757,049
#	AOKI Holdings, Inc.	246,900	1,380,375
#*	Aoyama Trading Co., Ltd.	275,000	2,063,573
#	Arata Corp.	87,100	3,865,946
	Arcland Sakamoto Co., Ltd.	89,600	1,378,776
	Arcland Service Holdings Co., Ltd.	77,100	1,522,683
	Asahi Co., Ltd.	102,000	1,479,511
#	Asante, Inc.	43,400	705,606
	Ashimori Industry Co., Ltd.	29,499	281,347
	ASKUL Corp.	64,400	2,466,155
#	Asti Corp.	19,400	360,789
#	Atom Corp.	648,000	4,485,508
	Atsugi Co., Ltd.	103,500	520,638
	Aucnet, Inc.	28,200	349,603
	Autobacs Seven Co., Ltd.	459,900	6,244,829
#	Avantia Co., Ltd.	74,800	613,932
#	Baroque Japan, Ltd.	91,600	652,203
#*	Beaglee, Inc.	35,300	480,987
#	Beauty Garage, Inc.	18,600	646,742
	Beenos, Inc.	7,100	187,491
#	Belluna Co., Ltd.	340,500	4,005,730
	Benesse Holdings, Inc.	106,900	2,251,877
	Bic Camera, Inc.	208,500	2,342,581
#	Bookoff Group Holdings, Ltd.	66,600	599,687
#	Can Do Co., Ltd.	60,900	1,107,364
	Central Automotive Products, Ltd.	81,900	2,058,273
#	Central Sports Co., Ltd.	45,100	1,021,226
#	Chieru Co., Ltd.	1,900	27,390
	Chiyoda Co., Ltd.	113,500	1,018,279

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Chofu Seisakusho Co., Ltd.	128,900	$2,535,997
#	Chuo Spring Co., Ltd.	76,000	688,098
	Cleanup Corp.	139,400	685,319
#	Colowide Co., Ltd.	113,800	1,956,082
	Corona Corp.	99,000	853,042
#*	Create Restaurants Holdings, Inc.	558,900	4,370,541
	Curves Holdings Co., Ltd.	253,600	2,311,119
	Daido Metal Co., Ltd.	256,600	1,365,851
#	Daidoh, Ltd.	97,800	166,983
	Daikoku Denki Co., Ltd.	56,400	524,079
#	Daikyonishikawa Corp.	255,500	1,793,705
	Dainichi Co., Ltd.	65,200	512,397
	Daisyo Corp.	4,400	38,909
	DCM Holdings Co., Ltd.	713,300	7,471,790
*	Descente, Ltd.	2,400	40,892
	Doshisha Co., Ltd.	158,100	2,676,103
	Doutor Nichires Holdings Co., Ltd.	179,486	2,791,793
#	Dynic Corp.	36,400	273,381
	Eagle Industry Co., Ltd.	165,900	1,789,514
	EAT& Holdings Co, Ltd.	33,000	584,333
#	EDION Corp.	514,500	5,767,864
	Enigmo, Inc.	147,600	1,850,631
	ES-Con Japan, Ltd.	179,200	1,274,856
#	Eslead Corp.	45,200	688,374
	ESTELLE Holdings Co., Ltd.	12,600	75,898
	Exedy Corp.	178,100	2,698,624
	FCC Co., Ltd.	225,300	3,794,672
	Felissimo Corp.	17,800	223,659
	Fields Corp.	23,100	120,623
	Fine Sinter Co., Ltd.	10,300	159,666
	First Juken Co., Ltd.	42,500	536,268
	First-corp, Inc.	45,300	307,715
#	FJ Next Co., Ltd.	100,900	1,024,757
	Foster Electric Co., Ltd.	131,900	1,561,865
	France Bed Holdings Co., Ltd.	153,900	1,348,551
	F-Tech, Inc.	85,300	580,551
#	Fuji Co., Ltd.	118,700	2,307,673
	Fuji Corp.	36,400	842,966
#	Fuji Corp., Ltd.	168,200	1,127,775
	Fuji Kyuko Co., Ltd.	12,500	664,545
	Fujibo Holdings, Inc.	63,300	2,293,707
	Fujikura Composites, Inc.	127,100	699,746
#	Fujio Food Group, Inc.	30,900	381,513
	Fujishoji Co., Ltd.	51,200	419,632
	FuKoKu Co., Ltd.	66,400	489,672
*	Funai Electric Co., Ltd.	130,700	1,087,860
#	Furukawa Battery Co., Ltd. (The)	88,000	1,365,207
#	Furyu Corp.	100,400	977,053
	Futaba Industrial Co., Ltd.	346,800	1,863,331
#	Gakkyusha Co., Ltd.	49,300	593,069
#	Genki Sushi Co., Ltd.	29,900	714,345
	Geo Holdings Corp.	216,200	2,324,628
#*	Gfoot Co., Ltd.	87,000	319,308
	GLOBERIDE, Inc.	53,899	2,086,668
#*	Gokurakuyu Holdings Co., Ltd.	47,400	147,802
	Golf Digest Online, Inc.	61,600	721,769
#	GSI Creos Corp.	63,184	729,763
	G-Tekt Corp.	147,400	2,009,150
#	Gunze, Ltd.	103,400	3,885,326

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	H2O Retailing Corp.	402,400	$3,342,206
	Hagihara Industries, Inc.	79,000	1,042,262
*	Hakuyosha Co., Ltd.	12,900	277,664
#	Hamee Corp.	36,100	535,165
#	Handsman Co., Ltd.	39,600	615,093
	Happinet Corp.	100,700	1,399,011
#	Harada Industry Co., Ltd.	23,300	190,839
	Hard Off Corp. Co., Ltd.	58,800	442,957
#	Haruyama Holdings, Inc.	54,800	337,989
	Heian Ceremony Service Co., Ltd.	8,300	66,165
	Heiwa Corp.	77,200	1,261,040
	Hiday Hidaka Corp.	14,797	240,546
	HI-LEX Corp.	115,600	1,832,268
#	Himaraya Co., Ltd.	32,100	287,879
	Hinokiya Group Co., Ltd.	700	15,929
#*	Hiramatsu, Inc.	104,300	148,177
*	HIS Co., Ltd.	105,900	2,128,234
	H-One Co., Ltd.	136,000	986,859
	Honeys Holdings Co., Ltd.	114,040	1,117,590
	Hoosiers Holdings	266,100	1,774,882
#*	Hotland Co., Ltd.	41,100	478,869
	House Do Co., Ltd.	28,700	301,520
*	I K K, Inc.	4,200	26,778
	IBJ, Inc.	86,800	748,869
	Ichibanya Co., Ltd.	96,058	4,189,112
	Ichikoh Industries, Ltd.	162,000	1,116,187
	IDOM, Inc.	399,100	2,610,228
	IJTT Co., Ltd.	143,880	799,325
#	Imasen Electric Industrial	30,100	213,082
	Izuhakone Railway Co., Ltd.	300	0
	J Front Retailing Co., Ltd.	17,600	167,890
#	Janome Sewing Machine Co., Ltd.	104,900	792,868
#	Japan Best Rescue System Co., Ltd.	114,400	876,067
	Japan Wool Textile Co., Ltd. (The)	350,400	3,266,233
#	JFLA Holdings, Inc.	106,300	350,787
#	JINS Holdings, Inc.	82,900	5,911,521
#	Joban Kosan Co., Ltd.	42,799	559,763
#	Joshin Denki Co., Ltd.	109,800	3,141,673
	Joyful Honda Co., Ltd.	15,000	194,791
	JP-Holdings, Inc.	339,700	876,258
	JVCKenwood Corp.	747,400	1,488,045
#	Kasai Kogyo Co., Ltd.	159,200	654,646
	Kawai Musical Instruments Manufacturing Co., Ltd.	34,000	1,077,525
#	Keiyo Co., Ltd.	245,000	1,625,070
	KeyHolder, Inc.	2,100	19,257
#	KFC Holdings Japan, Ltd.	69,400	1,865,065
	King Co., Ltd.	54,100	285,601
#	Kintetsu Department Store Co., Ltd.	53,900	1,585,783
	Ki-Star Real Estate Co., Ltd.	50,600	1,849,846
	Kohnan Shoji Co., Ltd.	152,700	4,400,157
	Kojima Co., Ltd.	189,400	1,211,623
#	Komatsu Matere Co., Ltd.	209,500	1,843,673
	KOMEDA Holdings Co., Ltd.	306,800	5,595,843
	Komehyo Holdings Co., Ltd.	39,800	386,691
	Komeri Co., Ltd.	210,400	5,867,737
#	Konaka Co., Ltd.	163,506	491,789
	Koshidaka Holdings Co., Ltd.	188,000	1,014,215
*	Kourakuen Holdings Corp.	9,200	142,439
#	KU Holdings Co., Ltd.	115,500	1,016,051

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Kura Sushi, Inc.	19,300	$1,300,214
	Kurabo Industries, Ltd.	121,000	2,098,530
	Kushikatsu Tanaka Holdings Co.	8,000	134,187
*	KYB Corp.	133,400	3,653,257
	LEC, Inc.	156,800	1,791,435
*	Litalico, Inc.	42,200	1,568,327
#*	Locondo, Inc.	20,800	420,336
	Look Holdings, Inc.	24,200	265,893
	Mamiya-Op Co., Ltd.	25,100	174,418
	Mars Group Holdings Corp.	83,200	1,242,798
	Maruzen CHI Holdings Co., Ltd.	106,300	373,923
	Matsuoka Corp.	2,500	43,545
#	Matsuyafoods Holdings Co., Ltd.	56,700	1,794,200
	Media Do Co., Ltd.	32,700	1,945,662
#	Meiko Network Japan Co., Ltd.	134,900	728,364
	Meiwa Estate Co., Ltd.	78,000	498,914
	Mikuni Corp.	154,900	445,779
*	Mitsuba Corp.	209,590	1,287,920
#	Mizuno Corp.	119,700	2,356,998
	Monogatari Corp. (The)	62,600	4,076,756
	Morito Co., Ltd.	105,900	618,379
#	MrMax Holdings, Ltd.	158,200	1,029,488
	Murakami Corp.	30,200	875,886
	Musashi Seimitsu Industry Co., Ltd.	306,100	5,248,421
#	Nafco Co., Ltd.	50,300	973,636
	Nagase Brothers, Inc.	200	9,852
	Nagawa Co., Ltd.	44,300	3,570,904
#	Nakayamafuku Co., Ltd.	74,400	331,497
	New Art Holdings Co., Ltd.	8,934	89,275
	Nextage Co., Ltd.	193,700	3,312,130
	NHK Spring Co., Ltd.	619,000	4,658,396
#	Nichirin Co., Ltd.	61,160	988,510
	Nihon House Holdings Co., Ltd.	283,600	870,499
	Nihon Plast Co., Ltd.	107,800	604,421
	Nihon Tokushu Toryo Co., Ltd.	79,400	773,981
	Nikki Co., Ltd.	2,100	34,626
#	Nippon Felt Co., Ltd.	84,000	344,094
#	Nippon Piston Ring Co., Ltd.	46,000	484,665
	Nippon Seiki Co., Ltd.	326,900	3,801,086
	Nishikawa Rubber Co., Ltd.	32,400	441,477
	Nishimatsuya Chain Co., Ltd.	254,500	3,850,042
#	Nissan Shatai Co., Ltd.	500,500	3,608,959
#	Nissan Tokyo Sales Holdings Co., Ltd.	166,400	390,168
	Nittan Valve Co., Ltd.	93,500	187,736
	Nojima Corp.	199,700	5,085,827
	NOK Corp.	38,500	524,394
#	Ohashi Technica, Inc.	66,800	949,383
#	Ohsho Food Service Corp.	84,200	4,432,605
*	Oisix ra daichi, Inc.	74,800	1,975,948
	Onward Holdings Co., Ltd.	625,700	1,766,338
#	Ozu Corp.	19,000	346,082
	Pacific Industrial Co., Ltd.	286,700	3,306,511
*	PAL GROUP Holdings Co., Ltd.	135,300	1,876,297
	PAPYLESS Co., Ltd.	33,000	641,506
#	Paris Miki Holdings, Inc.	131,400	344,775
#	PC Depot Corp.	183,381	821,945
	People Co., Ltd.	14,600	134,977
	Piolax, Inc.	198,100	2,915,168
	Plenus Co., Ltd.	54,000	923,421

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Press Kogyo Co., Ltd.	629,500	$1,899,924
#	Pressance Corp.	92,900	1,421,344
*	QB Net Holdings Co., Ltd.	18,200	272,030
#	Raccoon Holdings, Inc.	90,200	2,219,234
	Regal Corp.	1,500	27,825
#	Renaissance, Inc.	74,700	793,250
	Resorttrust, Inc.	440,600	7,381,733
	Rhythm Co., Ltd.	46,900	384,739
#	Riberesute Corp.	46,100	358,906
#	Ride On Express Holdings Co., Ltd.	46,900	716,152
#*	Right On Co., Ltd.	100,725	634,616
#	Riken Corp.	59,500	1,347,008
	Riso Kyoiku Co., Ltd.	626,300	1,918,830
	Round One Corp.	144,000	1,622,168
*	Royal Holdings Co., Ltd.	7,000	126,793
#	Sac’s Bar Holdings, Inc.	125,350	686,064
	Saizeriya Co., Ltd.	191,100	3,931,290
#	Sakai Ovex Co., Ltd.	31,499	855,442
	San Holdings, Inc.	61,300	612,596
*	Sanden Holdings Corp.	16,100	58,410
	Sanei Architecture Planning Co., Ltd.	55,200	881,898
	Sangetsu Corp.	306,650	4,657,821
	Sankyo Co., Ltd.	85,600	2,270,097
#	Sankyo Seiko Co., Ltd.	248,900	1,238,907
#	Sanoh Industrial Co., Ltd.	157,800	1,850,001
	Sanyei Corp.	4,300	83,190
#	Sanyo Electric Railway Co., Ltd.	112,598	1,922,487
*	Sanyo Shokai, Ltd.	65,899	472,253
#	Scroll Corp.	182,600	1,798,885
#	Seiko Holdings Corp.	165,881	2,820,237
#	Seiren Co., Ltd.	305,700	5,389,624
*	Senshukai Co., Ltd.	174,600	590,039
*	Shidax Corp.	137,200	372,685
#	Shikibo, Ltd.	65,500	589,106
#	Shimojima Co., Ltd.	46,100	537,339
	Shoei Co., Ltd.	153,500	6,341,521
*	Silver Life Co., Ltd.	2,000	38,507
#	Snow Peak, Inc.	65,500	2,039,809
#	SNT Corp.	197,100	517,177
#	Soft99 Corp.	83,400	974,382
	Sotoh Co., Ltd.	47,400	353,162
#	Space Value Holdings Co., Ltd.	199,500	1,436,036
	SPK Corp.	45,400	530,504
#*	SRS Holdings Co., Ltd.	47,600	369,751
#	St Marc Holdings Co., Ltd.	100,800	1,569,136
	Step Co., Ltd.	61,500	872,721
	Studio Alice Co., Ltd.	52,700	998,379
	Suminoe Textile Co., Ltd.	32,800	673,117
	Sumitomo Riko Co., Ltd.	254,600	1,644,953
#	Suncall Corp.	129,600	567,451
#	Syuppin Co., Ltd.	124,400	1,153,372
	T RAD Co., Ltd.	37,900	700,632
	Tachikawa Corp.	69,800	871,605
#	Tachi-S Co., Ltd.	198,640	2,158,263
#	Taiho Kogyo Co., Ltd.	113,300	1,097,405
	Takashimaya Co., Ltd.	701,000	7,505,249
	Take And Give Needs Co., Ltd.	65,910	571,780
	Takihyo Co., Ltd.	30,600	519,200
	Tama Home Co., Ltd.	91,000	1,809,770

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Tamron Co., Ltd.	106,900	$2,086,281
#	Tbk Co., Ltd.	155,300	633,431
#	Tear Corp.	60,900	271,479
	Temairazu, Inc.	5,400	258,706
	Tenpos Holdings Co., Ltd.	17,700	384,071
	T-Gaia Corp.	132,300	2,296,020
#	Tigers Polymer Corp.	79,800	344,903
	Toa Corp.	161,700	1,409,886
	Toabo Corp.	45,799	200,173
	Tokai Rika Co., Ltd.	322,000	5,476,245
	Token Corp.	47,650	4,654,877
*	Tokyo Base Co., Ltd.	106,600	679,198
	Tokyo Individualized Educational Institute, Inc.	78,300	437,875
	Tokyo Radiator Manufacturing Co., Ltd.	24,300	129,835
	Tokyotokeiba Co., Ltd.	76,000	3,844,839
	Tomy Co., Ltd.	565,593	5,150,651
	Topre Corp.	227,500	3,219,336
#	Toridoll Holdings Corp.	288,200	4,331,058
#*	Torikizoku Holdings Co., Ltd.	27,900	415,697
	Tosho Co., Ltd.	96,100	1,626,988
	Toyo Tire Corp.	157,600	2,799,461
	TPR Co., Ltd.	157,300	2,289,356
	Treasure Factory Co., Ltd.	10,300	102,047
	TS Tech Co., Ltd.	275,386	4,114,650
*	TSI Holdings Co., Ltd.	333,495	968,890
#*	Tsukada Global Holdings, Inc.	86,100	262,869
#	Tsukamoto Corp. Co., Ltd.	18,100	247,206
	Tsutsumi Jewelry Co., Ltd.	41,500	815,817
	Unipres Corp.	242,900	2,341,297
	United Arrows, Ltd.	137,000	2,614,065
*	Unitika, Ltd.	265,600	989,490
*	Universal Entertainment Corp.	56,800	1,387,433
*	Village Vanguard Co., Ltd.	35,500	312,437
	VT Holdings Co., Ltd.	536,700	2,167,460
	Wacoal Holdings Corp.	271,900	6,044,357
#	Waseda Academy Co., Ltd.	30,400	250,502
	Watts Co., Ltd.	52,100	430,313
	Weds Co., Ltd.	14,500	69,638
	World Co., Ltd.	25,300	338,369
	Xebio Holdings Co., Ltd.	158,600	1,343,824
#*	Yachiyo Industry Co., Ltd.	40,800	235,873
#	Yagi & Co., Ltd.	18,600	242,761
#	Yamato International, Inc.	100,500	315,217
#	Yasunaga Corp.	53,200	636,109
	Yellow Hat, Ltd.	225,100	3,857,411
	Yondoshi Holdings, Inc.	106,520	1,854,713
	Yorozu Corp.	135,600	1,638,944
	Yossix Co., Ltd.	1,600	30,945
	Yutaka Giken Co., Ltd.	8,700	155,842

TOTAL CONSUMER DISCRETIONARY			470,408,248

CONSUMER STAPLES — (7.1%)
#	Aeon Hokkaido Corp.	196,000	2,149,356
	AFC-HD AMS Life Science Co., Ltd.	48,300	529,500
	Ain Holdings, Inc.	31,400	2,030,395
#	Albis Co., Ltd.	38,700	861,894
	Arcs Co., Ltd.	274,400	5,938,476
#	Artnature, Inc.	116,400	742,462
	Axial Retailing, Inc.	105,200	4,585,284

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Belc Co., Ltd.	67,800	$3,782,800
#	Bourbon Corp.	50,700	1,008,745
#	Bull-Dog Sauce Co., Ltd.	3,000	73,247
	Cawachi, Ltd.	55,400	1,443,338
#*	C’BON COSMETICS Co., Ltd.	10,800	199,745
	Chubu Shiryo Co., Ltd.	153,500	1,993,309
	Chuo Gyorui Co., Ltd.	9,800	260,335
#	cocokara fine, Inc.	127,060	9,785,909
	Como Co., Ltd.	2,600	61,049
#	Cota Co., Ltd.	100,366	1,428,216
	Create SD Holdings Co., Ltd.	68,700	2,237,647
	Daikokutenbussan Co., Ltd.	35,500	2,336,221
	Delica Foods Holdings Co., Ltd.	66,400	402,170
#	DyDo Group Holdings, Inc.	58,800	2,830,752
	Earth Corp.	43,800	2,638,900
	Ebara Foods Industry, Inc.	27,900	682,509
	Eco’s Co., Ltd.	43,100	761,287
#	Ensuiko Sugar Refining Co., Ltd.	86,200	202,381
#	Feed One Co., Ltd.	155,448	1,286,296
*	First Baking Co., Ltd.	12,000	105,675
#	Fujicco Co., Ltd.	125,300	2,209,234
	Fujiya Co., Ltd.	67,800	1,391,393
	G-7 Holdings, Inc.	69,600	1,663,155
	Genky DrugStores Co., Ltd.	49,800	1,721,362
#	HABA Laboratories, Inc.	15,000	618,221
	Hagoromo Foods Corp.	17,900	511,961
#	Halows Co., Ltd.	51,800	1,361,881
	Hayashikane Sangyo Co., Ltd.	29,400	174,526
	Heiwado Co., Ltd.	194,900	3,960,125
	Hokkaido Coca-Cola Bottling Co., Ltd.	18,699	686,337
#	Hokuto Corp.	135,500	2,555,264
	Ichimasa Kamaboko Co., Ltd.	37,500	438,057
	Imuraya Group Co., Ltd.	60,500	1,389,600
#	Inageya Co., Ltd.	8,200	122,858
	Itochu-Shokuhin Co., Ltd.	35,100	1,741,108
	Itoham Yonekyu Holdings, Inc.	366,500	2,418,064
	Iwatsuka Confectionery Co., Ltd.	7,700	300,422
	JM Holdings Co., Ltd.	71,100	1,464,922
	J-Oil Mills, Inc.	128,200	2,309,624
#	Kadoya Sesame Mills, Inc.	15,600	593,306
	Kakiyasu Honten Co., Ltd.	52,800	1,260,749
#	Kameda Seika Co., Ltd.	83,900	3,655,955
	Kaneko Seeds Co., Ltd.	41,300	606,470
#	Kansai Super Market, Ltd.	89,900	913,233
	Kato Sangyo Co., Ltd.	159,400	5,145,921
#	Kenko Mayonnaise Co., Ltd.	79,700	1,361,295
#	Key Coffee, Inc.	4,900	94,166
	Kitanotatsujin Corp.	258,100	1,489,535
	KOIKE YA, Inc.	300	13,645
#	Kotobuki Spirits Co., Ltd.	30,200	1,964,506
#	Kyokuyo Co., Ltd.	63,799	1,761,610
#	Lacto Japan Co., Ltd.	32,000	818,574
	Life Corp.	44,500	1,359,237
	Mandom Corp.	19,100	361,163
	Marudai Food Co., Ltd.	136,300	2,114,964
#	Maruha Nichiro Corp.	197,607	4,685,323
	Maxvalu Tokai Co., Ltd.	45,200	1,060,147
#	Medical System Network Co., Ltd.	161,200	1,038,926
#	Megmilk Snow Brand Co., Ltd.	277,400	5,629,734

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
#	Meito Sangyo Co., Ltd.	57,500	$785,118
	Milbon Co., Ltd.	154,752	8,506,047
	Ministop Co., Ltd.	90,500	1,192,643
	Mitsubishi Shokuhin Co., Ltd.	106,600	2,985,219
	Mitsui Sugar Co., Ltd.	104,670	1,856,082
	Miyoshi Oil & Fat Co., Ltd.	42,900	501,728
	Morinaga & Co., Ltd.	53,700	1,921,472
	Morinaga Milk Industry Co., Ltd.	82,500	4,332,378
	Morozoff, Ltd.	18,900	993,153
	Nagatanien Holdings Co., Ltd.	76,300	1,609,678
	Nakamuraya Co., Ltd.	28,400	997,207
	Natori Co., Ltd.	64,300	1,140,608
	Nichimo Co., Ltd.	17,000	326,448
	Nihon Chouzai Co., Ltd.	68,420	1,104,473
#	Niitaka Co., Ltd.	2,860	68,439
#	Nippn Corp.	376,800	5,644,170
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,100	995,002
	Nippon Suisan Kaisha, Ltd.	1,794,300	8,625,860
	Nishimoto Co., Ltd.	13,300	393,428
	Nisshin Oillio Group, Ltd. (The)	171,400	5,054,880
	Nissin Sugar Co., Ltd.	104,400	1,731,246
	Nitto Fuji Flour Milling Co., Ltd.	8,100	558,434
	Noevir Holdings Co., Ltd.	54,300	2,466,841
	Oenon Holdings, Inc.	317,700	1,175,330
#	OIE Sangyo Co., Ltd.	22,000	280,002
	Okuwa Co., Ltd.	153,500	1,681,072
#	Olympic Group Corp.	52,200	402,675
	OUG Holdings, Inc.	19,800	533,186
	Pickles Corp.	24,200	760,742
	Prima Meat Packers, Ltd.	172,000	5,431,318
	Qol Holdings Co., Ltd.	162,300	2,286,769
#	Retail Partners Co., Ltd.	107,600	1,353,743
#	Riken Vitamin Co., Ltd.	150,100	1,852,672
	Rock Field Co., Ltd.	94,800	1,446,043
	Rokko Butter Co., Ltd.	82,400	1,259,987
#	S Foods, Inc.	116,762	4,000,288
#	S&B Foods, Inc.	42,798	1,879,688
#	Sagami Rubber Industries Co., Ltd.	57,700	586,724
	Sakata Seed Corp.	10,300	381,310
#	San-A Co., Ltd.	114,500	4,771,234
	Sapporo Holdings, Ltd.	314,800	6,531,979
	Sato Foods Co., Ltd.	800	35,713
	Satudora Holdings Co., Ltd.	1,300	26,256
	Shinobu Foods Products Co., Ltd.	1,600	8,630
	Shoei Foods Corp.	68,000	2,794,479
#	Showa Sangyo Co., Ltd.	115,200	3,231,882
#	Soiken Holdings, Inc.	24,200	123,322
	ST Corp.	18,900	333,996
	Starzen Co., Ltd.	90,600	1,989,399
*	Toho Co., Ltd.	49,900	851,580
#	Torigoe Co., Ltd. (The)	94,500	714,893
#	Toyo Sugar Refining Co., Ltd.	14,500	159,067
#	Transaction Co., Ltd.	89,700	1,062,167
	United Super Markets Holdings, Inc.	365,600	3,854,555
	Valor Holdings Co., Ltd.	237,700	5,351,533
	Warabeya Nichiyo Holdings Co., Ltd.	84,860	1,295,907
#	Watahan & Co., Ltd.	97,400	1,146,794
	Yaizu Suisankagaku Industry Co., Ltd.	62,100	563,573
	YAKUODO Holdings Co., Ltd.	70,500	1,780,802

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Yamami Co.	1,200	$23,063
	YA-MAN, Ltd.	149,500	2,127,971
	Yamatane Corp.	61,600	846,848
#	Yamaya Corp.	25,000	554,812
#	Yamazawa Co., Ltd.	11,800	185,740
	Yokohama Reito Co., Ltd.	325,000	2,684,498
#	Yomeishu Seizo Co., Ltd.	48,700	838,688
*	Yoshimura Food Holdings KK	5,300	47,536
#	Yuasa Funashoku Co., Ltd.	14,300	387,448
	Yutaka Foods Corp.	3,900	66,577

TOTAL CONSUMER STAPLES			236,817,516

ENERGY — (1.0%)
	BP Castrol K.K.	44,100	536,137
#	Cosmo Energy Holdings Co., Ltd.	344,800	8,234,075
	Fuji Kosan Co., Ltd.	4,400	48,588
*	Fuji Oil Co., Ltd.	292,200	608,603
	Itochu Enex Co., Ltd.	351,400	3,472,932
	Japan Oil Transportation Co., Ltd.	15,500	381,220
	Japan Petroleum Exploration Co., Ltd.	230,100	4,278,124
#	Mitsuuroko Group Holdings Co., Ltd.	205,200	2,520,301
	Modec, Inc.	128,800	2,641,644
	Nippon Coke & Engineering Co., Ltd.	978,100	1,010,578
	Sala Corp.	324,100	1,798,239
#	San-Ai Oil Co., Ltd.	397,800	4,731,054
#	Sinanen Holdings Co., Ltd.	47,500	1,307,786
#	Toa Oil Co., Ltd.	46,200	1,185,312
	Toyo Kanetsu K.K.	48,700	1,195,948

TOTAL ENERGY			33,950,541

FINANCIALS — (8.5%)
	77 Bank, Ltd. (The)	366,652	5,169,418
#	Advance Create Co., Ltd.	63,400	617,942
	Aichi Bank, Ltd. (The)	49,700	1,356,428
*	Aiful Corp.	1,614,500	4,680,527
#	Aizawa Securities Co., Ltd.	216,100	1,961,605
	Akatsuki Corp.	118,100	416,057
	Akita Bank, Ltd. (The)	93,540	1,239,071
	Anicom Holdings, Inc.	17,700	161,306
	Aomori Bank, Ltd. (The)	125,800	2,871,846
#	Aozora Bank, Ltd.	58,800	1,348,212
*	Aruhi Corp.	14,700	240,033
#	Asax Co., Ltd.	9,300	60,126
#	Awa Bank, Ltd. (The)	244,200	5,504,508
	Bank of Iwate, Ltd. (The)	92,600	2,000,423
#	Bank of Kochi, Ltd. (The)	54,300	416,804
#	Bank of Nagoya, Ltd. (The)	76,330	2,174,320
	Bank of Okinawa, Ltd. (The)	146,260	4,035,191
	Bank of Saga, Ltd. (The)	84,120	1,122,585
	Bank of the Ryukyus, Ltd.	237,880	1,678,055
#	Bank of Toyama, Ltd. (The)	14,500	418,086
	Casa, Inc.	3,200	28,944
	Chiba Kogyo Bank, Ltd. (The)	285,900	768,080
	Chugoku Bank, Ltd. (The)	559,500	4,730,979
	Chukyo Bank, Ltd. (The)	70,400	1,118,615
	Credit Saison Co., Ltd.	218,300	2,631,235
#	Daishi Hokuetsu Financial Group, Inc.	273,200	6,448,354
	Daito Bank, Ltd. (The)	62,600	397,111

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
*	Dream Incubator, Inc.	900	$9,481
#	eGuarantee, Inc.	178,100	3,361,164
	Ehime Bank, Ltd. (The)	216,700	2,007,894
#	Entrust, Inc.	28,900	178,955
	FIDEA Holdings Co., Ltd.	1,258,300	1,558,677
	Financial Products Group Co., Ltd.	220,000	1,441,292
#	First Bank of Toyama, Ltd. (The)	294,300	836,040
	First Brothers Co., Ltd.	31,900	296,493
#	Fukui Bank, Ltd. (The)	149,100	2,643,149
	Fukushima Bank, Ltd. (The)	17,200	40,947
	Fuyo General Lease Co., Ltd.	115,400	7,954,762
	GCA Corp.	125,600	964,006
#	GMO Financial Holdings, Inc.	252,300	2,079,675
#	Gunma Bank, Ltd. (The)	1,786,640	6,408,648
	Hachijuni Bank, Ltd. (The)	765,000	2,785,678
#	Hirogin Holdings, Inc.	1,301,600	7,962,410
#	Hirose Tusyo, Inc.	20,800	408,934
	Hokkoku Bank, Ltd. (The)	153,300	3,912,727
	Hokuhoku Financial Group, Inc.	834,800	7,757,460
#	Hyakugo Bank, Ltd. (The)	1,446,009	4,363,078
	Hyakujushi Bank, Ltd. (The)	155,600	2,378,308
	Ichiyoshi Securities Co., Ltd.	219,700	1,222,429
#	IwaiCosmo Holdings, Inc.	121,900	1,949,744
	Iyo Bank, Ltd. (The)	916,018	5,497,349
#*	J Trust Co., Ltd.	335,100	707,383
	Jaccs Co., Ltd.	138,700	2,848,980
#	Jafco Group Co., Ltd.	204,100	12,189,959
*	Japan Asia Investment Co., Ltd.	93,300	227,206
	Japan Investment Adviser Co., Ltd.	70,300	1,070,017
	Japan Securities Finance Co., Ltd.	611,800	4,413,062
#	Jimoto Holdings, Inc.	102,850	738,568
	Juroku Bank, Ltd. (The)	194,300	3,881,690
	Keiyo Bank, Ltd. (The)	724,800	3,003,194
	Kita-Nippon Bank, Ltd. (The)	50,206	908,440
	Kiyo Bank, Ltd. (The)	434,090	6,503,025
	Kyokuto Securities Co., Ltd.	146,800	1,156,049
	Kyushu Financial Group, Inc.	1,291,727	5,545,878
#	Kyushu Leasing Service Co., Ltd.	34,000	213,562
*	M&A Capital Partners Co., Ltd.	82,500	4,117,067
#	Marusan Securities Co., Ltd.	363,500	2,116,149
#	Matsui Securities Co., Ltd.	149,000	1,214,726
#	Mercuria Investment Co., Ltd.	70,500	510,555
#	Michinoku Bank, Ltd. (The)	277,998	2,730,860
#	Minkabu The Infonoid, Inc.	21,700	866,317
#	Mito Securities Co., Ltd.	359,500	1,048,694
	Miyazaki Bank, Ltd. (The)	108,900	2,300,531
#	Mizuho Leasing Co., Ltd.	189,600	5,700,295
#	Monex Group, Inc.	1,007,400	8,562,988
#	Money Partners Group Co., Ltd.	149,100	349,653
	Mortgage Service Japan, Ltd.	5,600	59,582
	Musashino Bank, Ltd. (The)	206,800	3,417,388
	Nagano Bank, Ltd. (The)	51,899	650,947
	Nanto Bank, Ltd. (The)	193,100	3,441,256
	NEC Capital Solutions, Ltd.	55,100	1,010,054
	NFC Holdings, Inc.	4,200	85,312
	Nishi-Nippon Financial Holdings, Inc.	848,600	6,096,013
#	North Pacific Bank, Ltd.	1,842,500	5,329,627
#*	OAK Capital Corp.	319,800	288,959
	Ogaki Kyoritsu Bank, Ltd. (The)	239,400	4,821,132

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Oita Bank, Ltd. (The)	89,099	$1,735,987
#	Okasan Securities Group, Inc.	1,076,200	4,394,772
	Orient Corp.	296,400	413,147
	Premium Group Co., Ltd.	11,400	248,834
	Resona Holdings, Inc.	419,421	1,761,780
	Ricoh Leasing Co., Ltd.	93,200	2,926,145
	San ju San Financial Group, Inc.	126,510	1,592,386
	San-In Godo Bank, Ltd. (The)	980,700	4,974,242
#	Sawada Holdings Co., Ltd.	152,200	1,040,666
#	Senshu Ikeda Holdings, Inc.	1,375,518	2,212,728
	Shiga Bank, Ltd. (The)	304,000	6,585,907
	Shikoku Bank, Ltd. (The)	265,100	1,872,960
	Shimizu Bank, Ltd. (The)	54,600	836,340
#	Sparx Group Co., Ltd.	604,900	1,635,076
	Strike Co., Ltd.	47,700	1,907,985
	Suruga Bank, Ltd.	241,800	933,591
#	Taiko Bank, Ltd. (The)	41,800	568,247
	Tochigi Bank, Ltd. (The)	610,200	1,047,185
#	Toho Bank, Ltd. (The)	1,298,700	2,886,756
	Tohoku Bank, Ltd. (The)	64,700	668,536
	Tokai Tokyo Financial Holdings, Inc.	1,290,200	4,732,043
#	Tokyo Kiraboshi Financial Group, Inc.	170,738	2,162,645
#	Tomato Bank, Ltd.	54,500	561,972
	TOMONY Holdings, Inc.	954,550	2,797,738
	Tottori Bank, Ltd. (The)	57,700	595,343
	Towa Bank, Ltd. (The)	184,000	1,144,783
#	Toyo Securities Co., Ltd.	378,800	664,986
#*	Traders Holdings Co., Ltd.	13,720	47,593
#	Tsukuba Bank, Ltd.	402,600	669,031
	Yamagata Bank, Ltd. (The)	181,000	1,860,895
	Yamaguchi Financial Group, Inc.	1,109,872	7,377,296
	Yamanashi Chuo Bank, Ltd. (The)	180,400	1,499,663

TOTAL FINANCIALS			284,097,537

HEALTH CARE — (4.2%)
#	Advantage Risk Management Co., Ltd.	38,800	261,230
	ASKA Pharmaceutical Co., Ltd.	161,700	2,137,989
#	Biofermin Pharmaceutical Co., Ltd.	28,700	740,443
	BML, Inc.	152,200	5,269,812
#	Carenet, Inc.	25,600	1,121,828
	CE Holdings Co., Ltd.	3,400	17,307
	Charm Care Corp. KK	57,500	695,303
	CMIC Holdings Co., Ltd.	60,600	844,296
	Create Medic Co., Ltd.	38,700	350,688
	Daiken Medical Co., Ltd.	111,400	613,967
	Daito Pharmaceutical Co., Ltd.	77,380	2,517,528
#	Dvx, Inc.	44,300	426,368
	Eiken Chemical Co., Ltd.	198,100	3,876,575
	Elan Corp.	172,200	2,189,818
	EM Systems Co., Ltd.	241,300	1,851,444
	EPS Holdings, Inc.	196,700	2,011,624
	FALCO HOLDINGS Co., Ltd.	53,300	844,424
	FINDEX, Inc.	94,500	930,619
	Fuji Pharma Co., Ltd.	99,100	1,142,488
	Fukuda Denshi Co., Ltd.	57,200	4,348,645
	Fuso Pharmaceutical Industries, Ltd.	45,600	1,049,603
#	H.U. Group Holdings, Inc.	336,700	11,315,980
	Hogy Medical Co., Ltd.	84,200	2,568,896
#	I’rom Group Co., Ltd.	31,800	703,937

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Iwaki & Co., Ltd.	156,700	$915,939
#*	Japan Animal Referral Medical Center Co., Ltd.	9,600	180,690
*	Japan Hospice Holdings, Inc.	1,100	26,955
	Japan Lifeline Co., Ltd.	387,300	4,915,260
#	Japan Medical Dynamic Marketing, Inc.	99,300	2,037,970
	Jeol, Ltd.	211,800	8,436,422
#	JMS Co., Ltd.	96,557	854,822
	Kaken Pharmaceutical Co., Ltd.	53,800	2,108,033
	Kanamic Network Co., Ltd.	106,000	712,124
	Kissei Pharmaceutical Co., Ltd.	171,000	3,790,952
#	KYORIN Holdings, Inc.	256,000	4,462,893
#	Linical Co., Ltd.	75,200	534,812
	Medical Data Vision Co., Ltd.	152,500	2,959,617
	Medikit Co., Ltd.	2,000	58,954
#	Medius Holdings Co., Ltd.	67,100	569,191
*	MedPeer, Inc.	700	41,499
#	Menicon Co., Ltd.	44,400	2,625,316
#	Mizuho Medy Co., Ltd.	22,400	744,497
	Mochida Pharmaceutical Co., Ltd.	12,698	492,828
	Nakanishi, Inc.	166,000	3,460,423
#	Nichi-iko Pharmaceutical Co., Ltd.	325,550	2,932,198
	Nippon Chemiphar Co., Ltd.	13,400	318,549
#	Nipro Corp.	561,700	6,798,512
	Nissui Pharmaceutical Co., Ltd.	78,000	701,795
	Paramount Bed Holdings Co., Ltd.	268,800	5,729,010
#	Rion Co., Ltd.	52,100	1,415,674
	Sawai Pharmaceutical Co., Ltd.	78,700	3,770,634
#	Seed Co., Ltd.	72,900	521,459
	Seikagaku Corp.	248,900	2,329,466
#	Shin Nippon Biomedical Laboratories, Ltd.	41,600	263,363
	Shofu, Inc.	69,200	1,241,791
#	Software Service, Inc.	19,700	1,931,761
	Solasto Corp.	318,000	4,110,670
#	St-Care Holding Corp.	87,200	1,022,970
#	Taiko Pharmaceutical Co., Ltd.	55,900	631,061
	Techno Medica Co., Ltd.	13,800	206,194
	Toho Holdings Co., Ltd.	292,000	5,367,062
	Tokai Corp.	139,800	3,051,015
	Torii Pharmaceutical Co., Ltd.	96,100	2,609,172
#	Towa Pharmaceutical Co., Ltd.	175,400	3,876,013
#	UNIMAT Retirement Community Co., Ltd.	9,329	117,638
#	Value HR Co., Ltd.	46,400	686,150
	Vital KSK Holdings, Inc.	272,800	1,946,015
#*	Wakamoto Pharmaceutical Co., Ltd.	112,300	435,102
#	WIN-Partners Co., Ltd.	113,300	1,078,933
	ZERIA Pharmaceutical Co., Ltd.	4,100	77,989

TOTAL HEALTH CARE			140,930,205

INDUSTRIALS — (28.8%)
#	A&A Material Corp.	26,000	260,824
#	Abist Co., Ltd.	19,600	551,597
	Advan Co., Ltd.	149,900	1,380,473
	Advanex, Inc.	17,999	264,662
	Aeon Delight Co., Ltd.	90,100	2,629,665
	Aichi Corp.	239,900	1,932,583
	Aida Engineering, Ltd.	315,900	2,839,699
	Ajis Co., Ltd.	28,900	1,001,776
	Alconix Corp.	151,600	2,271,175
	Alinco, Inc.	80,500	716,029

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Alps Logistics Co., Ltd.	111,600	$958,443
	Altech Co., Ltd.	10,900	34,527
	Altech Corp.	114,470	2,273,051
	Anest Iwata Corp.	216,200	2,022,723
	Asahi Diamond Industrial Co., Ltd.	342,600	1,647,419
#	Asahi Kogyosha Co., Ltd.	25,700	708,707
#	Asanuma Corp.	44,000	1,780,646
#	Asukanet Co., Ltd.	56,500	573,519
	Bando Chemical Industries, Ltd.	215,300	1,455,543
	Bell System24 Holdings, Inc.	218,600	3,745,270
#	BeNEXT Group, Inc.	305,997	4,890,573
#	Br Holdings Corp.	188,100	1,004,623
#	Bunka Shutter Co., Ltd.	366,000	3,489,055
	Canare Electric Co., Ltd.	20,300	331,053
	Career Design Center Co., Ltd.	23,900	230,415
	Central Glass Co., Ltd.	229,300	4,887,946
	Central Security Patrols Co., Ltd.	53,000	1,634,904
#	Chilled & Frozen Logistics Holdings Co., Ltd., Class H	108,700	1,779,354
	Chiyoda Integre Co., Ltd.	71,700	1,232,171
	Chodai Co., Ltd.	6,800	110,046
	Chori Co., Ltd.	73,000	1,113,455
	Chudenko Corp.	202,600	4,320,984
#	Chugai Ro Co., Ltd.	36,600	701,900
#	Chuo Warehouse Co., Ltd.	21,000	214,763
	CKD Corp.	56,600	1,185,352
	CMC Corp.	14,600	295,503
	Comany, Inc.	4,700	45,774
	Cosel Co., Ltd.	164,300	1,626,758
	Creek & River Co., Ltd.	57,400	744,985
	CTI Engineering Co., Ltd.	72,000	1,641,709
	CTS Co., Ltd.	166,400	1,288,666
	Dai-Dan Co., Ltd.	99,100	2,657,784
	Daido Kogyo Co., Ltd.	46,500	406,494
	Daihatsu Diesel Manufacturing Co., Ltd.	122,100	553,355
	Daihen Corp.	133,400	5,883,642
	Daiho Corp.	99,500	3,480,599
	Dai-Ichi Cutter Kogyo K.K.	44,000	588,574
	Daiichi Jitsugyo Co., Ltd.	54,700	2,068,855
	Daiichi Kensetsu Corp.	31,000	543,038
	Daiki Axis Co., Ltd.	41,900	364,530
	Daiohs Corp.	22,100	199,055
#	Daiseki Co., Ltd.	243,963	8,860,419
	Daiseki Eco. Solution Co., Ltd.	11,759	96,041
	Daisue Construction Co., Ltd.	48,200	415,586
	Daiwa Industries, Ltd.	216,200	2,161,388
	Denyo Co., Ltd.	108,700	2,051,317
#	DMG Mori Co., Ltd.	673,200	11,063,135
	DMW Corp.	4,800	160,973
	Duskin Co., Ltd.	285,100	7,182,926
	Ebara Jitsugyo Co., Ltd.	36,200	1,674,384
	Eidai Co., Ltd.	184,700	497,839
	EJ Holdings, Inc.	4,200	40,238
	Endo Lighting Corp.	33,400	205,588
	en-japan, Inc.	58,600	1,817,464
	Enshu, Ltd.	26,199	231,626
	EPCO Co., Ltd.	20,200	180,799
	ERI Holdings Co., Ltd.	1,500	8,203
*	Escrow Agent Japan, Inc.	136,700	374,082
	F&M Co., Ltd.	41,700	579,654

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	FDK Corp.	47,198	$600,144
#	Freund Corp.	75,600	537,228
	Fudo Tetra Corp.	109,680	1,907,535
	Fuji Corp.	248,600	6,381,971
#	Fuji Die Co., Ltd.	55,300	345,176
	Fuji Furukawa Engineering & Construction Co., Ltd.	1,200	26,997
*	Fujikura, Ltd.	1,545,600	7,609,149
	Fujimak Corp.	12,600	85,388
	Fujisash Co., Ltd.	573,900	414,373
	Fujitec Co., Ltd.	264,100	5,640,495
	Fukuda Corp.	59,200	2,828,295
	Fukushima Galilei Co., Ltd.	84,100	3,324,543
	Fukuvi Chemical Industry Co., Ltd.	10,600	50,552
	Fukuyama Transporting Co., Ltd.	21,357	881,800
	FULLCAST Holdings Co., Ltd.	133,200	2,415,387
	Funai Soken Holdings, Inc.	249,470	4,849,479
	Furukawa Co., Ltd.	204,200	2,467,931
#	Furukawa Electric Co., Ltd.	401,200	10,792,379
	Furusato Industries, Ltd.	65,000	802,397
#	Futaba Corp.	233,600	2,056,274
	Gecoss Corp.	95,900	835,179
	Giken, Ltd.	82,700	3,730,016
	Glory, Ltd.	278,555	6,002,232
	Grace Technology, Inc.	108,600	2,844,885
#	gremz, Inc.	14,800	255,434
#	GS Yuasa Corp.	318,683	8,675,727
	Hamakyorex Co., Ltd.	109,500	3,217,911
	Hanwa Co., Ltd.	232,200	7,144,936
#	Hashimoto Sogyo Holdings Co., Ltd.	4,070	100,456
#	Hazama Ando Corp.	1,302,400	10,000,232
	Helios Techno Holding Co., Ltd.	109,800	429,512
	Hibiya Engineering, Ltd.	122,300	2,147,433
	Hirakawa Hewtech Corp.	70,800	874,815
#	Hirano Tecseed Co., Ltd.	64,200	1,687,886
	Hirata Corp.	5,900	367,297
	Hisaka Works, Ltd.	127,300	977,305
#	Hitachi Zosen Corp.	1,071,679	8,681,161
	Hito Communications Holdings, Inc.	43,900	835,935
	Hokuetsu Industries Co., Ltd.	140,700	1,378,172
	Hokuriku Electrical Construction Co., Ltd.	74,200	824,264
#	Hosokawa Micron Corp.	45,600	2,769,530
#	Howa Machinery, Ltd.	62,700	491,940
#	Ichikawa Co., Ltd.	1,000	12,722
#	Ichiken Co., Ltd.	33,600	622,312
	Ichinen Holdings Co., Ltd.	137,500	1,678,732
	Idec Corp.	204,800	3,294,652
#	Ihara Science Corp.	52,200	802,063
	Iino Kaiun Kaisha, Ltd.	573,100	2,747,809
	Inaba Denki Sangyo Co., Ltd.	347,600	8,400,737
	Inaba Seisakusho Co., Ltd.	62,800	851,610
	Inabata & Co., Ltd.	296,500	4,447,749
	Insource Co., Ltd.	112,750	2,361,405
#	Inui Global Logistics Co., Ltd.	81,480	782,564
*	Iseki & Co., Ltd.	124,500	1,858,342
#	Ishii Iron Works Co., Ltd.	11,000	298,137
	Isolite Insulating Products Co., Ltd.	48,000	282,137
	Itoki Corp.	228,600	864,552
#	Iwaki Co., Ltd.	41,000	335,092
#	Iwasaki Electric Co., Ltd.	39,400	556,281

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	JAC Recruitment Co., Ltd.	100,900	$1,595,931
#	Jalux, Inc.	38,600	571,070
	Jamco Corp.	69,800	639,108
#	Japan Asia Group, Ltd.	176,800	1,564,544
	Japan Elevator Service Holdings Co., Ltd.	286,800	6,180,423
	Japan Foundation Engineering Co., Ltd.	128,800	590,251
#	Japan Pulp & Paper Co., Ltd.	77,600	2,562,375
	Japan Steel Works, Ltd. (The)	389,300	9,274,157
	Japan Transcity Corp.	251,200	1,275,506
	JDC Corp.	15,000	83,405
#	JK Holdings Co., Ltd.	94,440	749,871
	Juki Corp.	185,300	1,490,918
	Kamei Corp.	154,500	1,737,297
	Kanaden Corp.	118,500	1,300,959
	Kanagawa Chuo Kotsu Co., Ltd.	42,800	1,459,207
	Kaname Kogyo Co., Ltd.	1,300	10,868
	Kanamoto Co., Ltd.	205,200	5,352,762
	Kandenko Co., Ltd.	400,000	3,504,934
	Kanematsu Corp.	521,625	7,014,534
#	Katakura Industries Co., Ltd.	152,600	2,006,898
	Kato Works Co., Ltd.	63,300	659,850
	Kawada Technologies, Inc.	34,100	1,453,338
	Kawagishi Bridge Works Co., Ltd.	8,700	243,553
	Kawanishi Warehouse Co., Ltd.	1,700	18,962
	Kawasaki Kinkai Kisen Kaisha, Ltd.	7,899	194,465
#*	Kawasaki Kisen Kaisha, Ltd.	257,700	5,926,725
#	Kawata Manufacturing Co., Ltd.	25,100	205,232
	Keihin Co., Ltd.	15,700	198,577
	KFC, Ltd.	8,700	165,123
#	Kimura Chemical Plants Co., Ltd.	107,500	738,339
	Kimura Unity Co., Ltd.	23,500	256,836
	King Jim Co., Ltd.	43,500	373,939
#*	Kinki Sharyo Co., Ltd. (The)	16,599	199,682
	Kintetsu World Express, Inc.	244,200	6,347,463
	Kitagawa Corp.	53,300	763,168
	Kitano Construction Corp.	25,672	588,526
	Kito Corp.	135,400	2,239,478
	Kitz Corp.	475,900	2,762,378
#*	Kobe Electric Railway Co., Ltd.	37,299	1,236,688
#	Kobelco Eco-Solutions Co., Ltd.	21,399	488,053
	Koike Sanso Kogyo Co., Ltd.	12,600	263,237
	Kokusai Co., Ltd.	51,600	340,266
	Kokuyo Co., Ltd.	314,825	4,884,781
#	KOMAIHALTEC, Inc.	20,300	403,594
	Komatsu Wall Industry Co., Ltd.	49,300	898,755
#	Komori Corp.	317,900	2,156,645
#	Kondotec, Inc.	123,800	1,195,459
	Konoike Transport Co., Ltd.	179,700	1,966,998
*	Kosaido Co., Ltd.	212,900	1,977,303
	Kozo Keikaku Engineering, Inc.	20,700	535,153
	KRS Corp.	37,800	570,823
	Kumagai Gumi Co., Ltd.	239,400	6,494,935
	Kyodo Printing Co., Ltd.	48,900	1,319,105
#	Kyokuto Boeki Kaisha, Ltd.	39,700	537,238
	Kyokuto Kaihatsu Kogyo Co., Ltd.	208,800	3,123,929
	Kyoritsu Printing Co., Ltd.	179,200	227,049
	Kyudenko Corp.	31,600	1,208,373
	Like Co., Ltd.	63,200	1,153,125
	Link And Motivation, Inc.	210,200	1,145,870

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Lonseal Corp.	13,900	$188,689
	Maeda Corp.	914,100	7,894,292
	Maeda Kosen Co., Ltd.	121,000	3,647,779
	Maeda Road Construction Co., Ltd.	127,100	2,464,110
	Maezawa Industries, Inc.	25,300	145,160
#	Maezawa Kasei Industries Co., Ltd.	85,100	783,905
	Maezawa Kyuso Industries Co., Ltd.	128,400	1,328,517
	Makino Milling Machine Co., Ltd.	151,200	5,937,617
*	Management Solutions Co., Ltd.	1,000	19,317
	Marufuji Sheet Piling Co., Ltd.	11,800	226,806
	Maruka Corp.	36,400	663,507
	Marumae Co., Ltd.	28,300	344,498
#	Maruyama Manufacturing Co., Inc.	18,800	299,420
	Maruzen Co., Ltd.	65,800	1,175,065
	Maruzen Showa Unyu Co., Ltd.	80,000	2,349,973
#	Matching Service Japan Co., Ltd.	52,000	533,886
	Matsuda Sangyo Co., Ltd.	95,282	1,758,481
#	Matsui Construction Co., Ltd.	125,500	850,557
	Max Co., Ltd.	167,600	2,482,123
	Meidensha Corp.	227,210	4,958,912
	Meiji Electric Industries Co., Ltd.	52,500	707,984
#	Meiji Shipping Co., Ltd.	102,500	457,042
	Meisei Industrial Co., Ltd.	268,800	1,883,525
	Meitec Corp.	169,000	9,348,416
#	Meiwa Corp.	145,600	647,038
	Mesco, Inc.	29,800	276,234
	METAWATER Co., Ltd.	153,600	3,074,270
#	Mie Kotsu Group Holdings, Inc.	359,200	1,656,403
	Mirai Industry Co., Ltd.	2,900	47,764
	Mirait Holdings Corp.	524,835	8,661,418
	Mitani Corp.	73,800	4,590,973
#	Mitani Sangyo Co., Ltd.	145,000	562,890
#	Mitsubishi Kakoki Kaisha, Ltd.	39,700	1,015,224
#	Mitsubishi Logisnext Co., Ltd.	179,200	2,100,727
	Mitsubishi Pencil Co., Ltd.	89,700	1,298,357
	Mitsuboshi Belting, Ltd.	163,400	2,633,539
*	Mitsui E&S Holdings Co., Ltd.	448,900	2,270,508
	Mitsui Matsushima Holdings Co., Ltd.	65,700	592,366
	Mitsui-Soko Holdings Co., Ltd.	137,800	2,705,897
	Mitsumura Printing Co., Ltd.	6,300	103,810
	Miyaji Engineering Group, Inc.	39,417	844,964
#	Mori-Gumi Co., Ltd.	69,500	207,477
#	Morita Holdings Corp.	211,100	3,407,253
	Musashi Co., Ltd.	5,000	90,970
#	NAC Co., Ltd.	61,300	529,037
	Nachi-Fujikoshi Corp.	87,400	3,811,229
	Nadex Co., Ltd.	40,600	273,239
	Nagase & Co., Ltd.	418,400	6,552,948
	Naigai Trans Line, Ltd.	40,500	522,991
	Nakabayashi Co., Ltd.	113,400	631,083
	Nakakita Seisakusho Co., Ltd.	3,700	91,765
	Nakamoto Packs Co., Ltd.	33,300	502,496
	Nakanishi Manufacturing Co., Ltd.	5,700	55,793
#	Nakano Corp.	107,000	383,628
	Namura Shipbuilding Co., Ltd.	286,828	577,093
	Narasaki Sangyo Co., Ltd.	25,400	472,244
*	Nice Corp.	32,400	551,642
	Nichias Corp.	392,400	9,949,469
#	Nichiban Co., Ltd.	65,900	1,140,145

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nichiden Corp.	98,900	$1,957,546
	Nichiha Corp.	166,380	4,851,052
#	Nichireki Co., Ltd.	167,400	2,392,095
	Nihon Dengi Co., Ltd.	30,200	1,092,664
	Nihon Flush Co., Ltd.	120,900	1,483,957
#	Nikkato Corp.	53,000	364,209
	Nikkiso Co., Ltd.	316,800	3,230,702
	Nikko Co., Ltd.	164,000	1,084,370
	Nikkon Holdings Co., Ltd.	385,300	7,752,179
	Nippi, Inc.	11,900	406,943
	Nippon Air Conditioning Services Co., Ltd.	183,100	1,237,620
	Nippon Aqua Co., Ltd.	27,600	153,465
	Nippon Carbon Co., Ltd.	60,400	2,538,089
	Nippon Concept Corp.	37,000	595,688
#	Nippon Densetsu Kogyo Co., Ltd.	244,200	4,279,930
#	Nippon Dry-Chemical Co., Ltd.	5,100	78,516
#	Nippon Filcon Co., Ltd.	15,700	74,249
	Nippon Hume Corp.	139,300	963,976
#	Nippon Kanzai Co., Ltd.	12,900	254,346
	Nippon Koei Co., Ltd.	78,800	2,238,899
	Nippon Parking Development Co., Ltd., Class C	1,271,000	1,758,485
#	Nippon Rietec Co., Ltd.	12,600	231,651
	Nippon Road Co., Ltd. (The)	46,100	3,427,226
	Nippon Seisen Co., Ltd.	21,300	683,251
*	Nippon Sharyo, Ltd.	45,399	1,022,500
*	Nippon Sheet Glass Co., Ltd.	8,300	42,628
	Nippon Steel Trading Corp.	99,460	3,655,432
#	Nippon Thompson Co., Ltd.	382,500	2,294,232
	Nippon Tungsten Co., Ltd.	6,699	109,708
#	Nishimatsu Construction Co., Ltd.	345,000	8,756,759
#	Nishi-Nippon Railroad Co., Ltd.	132,600	3,547,323
	Nishio Rent All Co., Ltd.	123,800	3,355,946
	Nissei ASB Machine Co., Ltd.	52,500	2,498,409
	Nissei Corp.	38,900	371,626
	Nissei Plastic Industrial Co., Ltd.	127,000	1,172,749
	Nisshinbo Holdings, Inc.	908,180	6,772,133
	Nissin Corp.	95,000	1,250,755
	Nissin Electric Co., Ltd.	333,100	3,755,337
	Nisso Corp.	3,800	29,618
	Nitta Corp.	136,400	3,251,160
#	Nitto Boseki Co., Ltd.	14,500	528,506
	Nitto Kogyo Corp.	178,200	3,271,721
	Nitto Kohki Co., Ltd.	66,900	1,162,858
	Nitto Seiko Co., Ltd.	180,900	961,630
#	Nittoc Construction Co., Ltd.	132,600	994,569
	NJS Co., Ltd.	36,800	688,569
	Noda Corp.	145,500	1,000,834
#	Nomura Co., Ltd.	505,600	4,192,576
	Noritake Co., Ltd.	59,600	1,914,888
	Noritsu Koki Co., Ltd.	123,900	2,979,820
	Noritz Corp.	196,500	3,135,456
#	NS Tool Co., Ltd.	107,000	1,613,023
	NS United Kaiun Kaisha, Ltd.	58,700	1,002,618
*	NTN Corp.	2,736,400	8,465,438
#	Obara Group, Inc.	78,500	2,682,314
#	Ochi Holdings Co., Ltd.	8,900	105,999
#	Odawara Engineering Co., Ltd.	4,900	139,680
#	Ohba Co., Ltd.	76,500	566,993
	Ohmoto Gumi Co., Ltd.	4,100	213,488

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Oiles Corp.	145,770	$2,236,071
	Okabe Co., Ltd.	258,200	1,822,104
#	Okada Aiyon Corp.	42,800	506,105
#	Okamoto Machine Tool Works, Ltd.	21,699	619,564
#	Okamura Corp.	381,500	4,484,147
	OKUMA Corp.	137,100	7,871,221
	Okumura Corp.	182,380	4,849,444
	Onoken Co., Ltd.	111,900	1,397,494
	Organo Corp.	41,500	2,491,443
#	Oriental Consultants Holdings Co., Ltd.	6,100	136,197
#	Origin Co., Ltd.	27,600	361,455
#	OSG Corp.	396,200	7,071,122
	OSJB Holdings Corp.	826,500	2,209,474
	Outsourcing, Inc.	732,300	11,883,230
	Oyo Corp.	129,300	1,511,121
#	Paraca, Inc.	35,900	544,972
	Parker Corp.	34,000	155,583
#	Pasco Corp.	11,200	150,809
	Pasona Group, Inc.	133,000	2,250,010
	Pegasus Sewing Machine Manufacturing Co., Ltd.	139,900	580,878
	Penta-Ocean Construction Co., Ltd.	1,176,000	9,242,167
*	Phil Co., Inc.	5,700	116,030
	Pilot Corp.	79,900	2,554,096
	Prestige International, Inc.	662,200	4,931,234
#	Pronexus, Inc.	108,700	1,193,943
*	Prored Partners Co., Ltd.	7,900	221,710
#	PS Mitsubishi Construction Co., Ltd.	213,300	1,296,535
#	Punch Industry Co., Ltd.	105,700	581,946
	Quick Co., Ltd.	71,300	796,792
	Raito Kogyo Co., Ltd.	301,300	5,129,443
	Raiznext Corp.	304,500	3,289,206
#	Rasa Corp.	63,200	537,904
	Relia, Inc.	248,100	3,216,635
	Rheon Automatic Machinery Co., Ltd.	120,500	1,280,848
#	Rix Corp.	17,300	242,894
#*	Rozetta Corp.	22,800	503,455
*	Ryobi, Ltd.	153,140	2,305,821
	S LINE Co., Ltd.	23,800	195,465
	Sakai Heavy Industries, Ltd.	24,000	487,911
	Sakai Moving Service Co., Ltd.	74,500	3,341,451
#*	Sanix, Inc.	146,200	424,254
	Sanki Engineering Co., Ltd.	285,300	3,739,179
	Sanko Gosei, Ltd.	121,900	500,402
	Sanko Metal Industrial Co., Ltd.	16,200	445,120
	Sankyo Tateyama, Inc.	142,900	1,064,804
#	Sanoyas Holdings Corp.	151,100	220,295
#	Sansei Technologies, Inc.	78,400	559,228
	Sansha Electric Manufacturing Co., Ltd.	64,300	475,506
	Sanyo Denki Co., Ltd.	44,100	2,353,315
	Sanyo Engineering & Construction, Inc.	60,200	387,350
	Sanyo Industries, Ltd.	9,900	165,538
#	Sanyo Trading Co., Ltd.	140,000	1,459,332
#	Sata Construction Co., Ltd.	89,399	362,520
	Sato Holdings Corp.	184,700	4,822,930
#	Sato Shoji Corp.	86,800	852,871
#	Sawafuji Electric Co., Ltd.	1,900	40,938
	SBS Holdings, Inc.	122,400	3,069,351
#	SEC Carbon, Ltd.	10,900	732,312
#	Secom Joshinetsu Co., Ltd.	30,800	1,017,377

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Seibu Electric & Machinery Co., Ltd.	10,300	$116,262
	Seika Corp.	61,700	864,293
	Seikitokyu Kogyo Co., Ltd.	191,330	1,611,713
	Seiwa Electric Manufacturing Co., Ltd.	1,700	9,433
	Sekisui Jushi Corp.	215,100	4,082,509
#	Senko Group Holdings Co., Ltd.	715,500	6,783,256
	Senshu Electric Co., Ltd.	51,200	1,667,836
	Shibaura Machine Co., Ltd.	135,500	3,427,653
	Shibusawa Warehouse Co., Ltd. (The)	61,600	1,261,378
	Shibuya Corp.	96,600	3,098,455
	Shima Seiki Manufacturing, Ltd.	172,300	4,001,103
#	Shin Nippon Air Technologies Co., Ltd.	94,480	2,057,120
#	Shin-Keisei Electric Railway Co., Ltd.	39,399	791,394
#	Shinki Bus Co., Ltd.	1,900	55,138
	Shinmaywa Industries, Ltd.	413,700	3,823,415
	Shinnihon Corp.	180,600	1,442,344
	Shinsho Corp.	31,800	647,670
	Shinwa Co., Ltd.	62,300	1,226,912
#*	Shoko Co., Ltd.	25,700	185,250
#	SIGMAXYZ, Inc.	87,500	1,476,006
	Sinfonia Technology Co., Ltd.	142,400	1,697,437
#	Sinko Industries, Ltd.	127,700	2,515,180
	Sintokogio, Ltd.	284,600	1,989,726
	Soda Nikka Co., Ltd.	109,200	566,727
	Sodick Co., Ltd.	211,200	1,972,124
	Space Co., Ltd.	95,062	846,796
	S-Pool, Inc.	301,000	3,103,436
	Star Micronics Co., Ltd.	240,200	3,589,177
	Subaru Enterprise Co., Ltd.	6,300	463,080
#	Sugimoto & Co., Ltd.	63,900	1,369,348
#	Sumiseki Holdings, Inc.	363,100	404,043
	Sumitomo Densetsu Co., Ltd.	111,200	2,421,234
	Sumitomo Mitsui Construction Co., Ltd.	1,006,140	4,534,681
*	Sumitomo Precision Products Co., Ltd.	18,184	389,880
	Sumitomo Warehouse Co., Ltd. (The)	399,600	5,317,719
	Suzumo Machinery Co., Ltd.	2,200	34,554
	SWCC Showa Holdings Co., Ltd.	98,700	1,457,844
#	Tacmina Corp.	14,700	177,671
#	Tadano, Ltd.	640,100	6,869,994
	Taihei Dengyo Kaisha, Ltd.	97,000	2,318,632
#	Taiheiyo Kouhatsu, Inc.	43,500	302,165
	Taikisha, Ltd.	169,500	4,652,533
	Taisei Oncho Co., Ltd.	14,200	258,949
#	Takadakiko Co., Ltd.	7,500	190,927
	Takamatsu Construction Group Co., Ltd.	106,800	2,080,634
	Takamatsu Machinery Co., Ltd.	41,800	283,079
#	Takamiya Co., Ltd.	128,600	713,074
#	Takano Co., Ltd.	52,400	289,525
	Takaoka Toko Co., Ltd.	59,620	852,128
	Takara & Co., Ltd.	25,555	426,741
	Takara Standard Co., Ltd.	225,000	3,393,967
	Takasago Thermal Engineering Co., Ltd.	290,500	4,530,737
	Takashima & Co., Ltd.	25,200	404,876
	Takeei Corp.	130,100	1,520,768
	Takeuchi Manufacturing Co., Ltd.	230,900	6,458,969
	Takigami Steel Construction Co., Ltd. (The)	5,300	274,535
	Takisawa Machine Tool Co., Ltd.	41,700	430,254
	Takuma Co., Ltd.	102,600	2,228,396
	Tanabe Consulting Co., Ltd.	1,200	15,558

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Tanabe Engineering Corp.	39,500	$314,401
	Tanseisha Co., Ltd.	243,549	1,947,820
#	Tatsuta Electric Wire and Cable Co., Ltd.	287,400	1,636,457
	TECHNO ASSOCIE Co., Ltd.	50,100	477,607
#	Techno Ryowa, Ltd.	68,690	541,810
#	Techno Smart Corp.	49,500	619,255
	Teikoku Electric Manufacturing Co., Ltd.	111,000	1,328,029
	Teikoku Sen-I Co., Ltd.	108,500	2,201,746
	Tekken Corp.	84,200	1,503,153
	Tenox Corp.	22,500	180,473
	Teraoka Seisakusho Co., Ltd.	76,000	271,463
	Terasaki Electric Co., Ltd.	24,400	275,754
#	Toa Corp.	103,400	2,284,654
	TOA ROAD Corp.	27,300	1,045,285
	Toba, Inc.	9,800	228,182
	Tobishima Corp.	126,570	1,376,734
	Tocalo Co., Ltd.	389,800	5,117,932
#	Toda Corp.	256,100	1,878,974
	Toenec Corp.	53,500	1,894,534
	Togami Electric Manufacturing Co., Ltd.	17,800	296,755
	TOKAI Holdings Corp.	634,900	5,493,772
	Tokai Lease Co., Ltd.	18,800	236,128
	Tokyo Energy & Systems, Inc.	154,000	1,275,717
#	Tokyo Keiki, Inc.	69,022	590,098
#	Tokyo Sangyo Co., Ltd.	130,800	764,650
	Tokyu Construction Co., Ltd.	551,700	3,003,412
	Toli Corp.	277,100	626,276
#	Tomoe Corp.	155,100	562,833
	Tomoe Engineering Co., Ltd.	51,100	1,003,438
	Tonami Holdings Co., Ltd.	37,200	1,813,679
	Toppan Forms Co., Ltd.	326,500	3,302,492
#	Torishima Pump Manufacturing Co., Ltd.	130,700	1,026,743
	TORQ Inc	7,900	18,834
#	Totech Corp.	49,200	1,291,315
	Totetsu Kogyo Co., Ltd.	159,600	3,819,560
	Totoku Electric Co., Ltd.	17,700	415,955
#	Toyo Construction Co., Ltd.	524,200	2,720,420
	Toyo Denki Seizo K.K.	35,450	419,681
*	Toyo Engineering Corp.	205,878	1,456,462
#	Toyo Logistics Co., Ltd.	85,100	266,406
	Toyo Machinery & Metal Co., Ltd.	97,300	440,007
	Toyo Tanso Co., Ltd.	75,600	1,468,954
#	Toyo Wharf & Warehouse Co., Ltd.	36,000	513,169
	Trancom Co., Ltd.	49,100	3,922,311
#	Trinity Industrial Corp.	36,000	276,362
#	Trusco Nakayama Corp.	171,500	4,549,606
	Tsubaki Nakashima Co., Ltd.	277,100	4,258,487
	Tsubakimoto Chain Co.	172,140	4,749,999
#	Tsubakimoto Kogyo Co., Ltd.	28,800	989,645
*	Tsudakoma Corp.	17,698	148,694
	Tsugami Corp.	268,700	4,051,787
#	Tsukishima Kikai Co., Ltd.	187,700	2,179,860
	Tsurumi Manufacturing Co., Ltd.	128,400	2,108,729
	Uchida Yoko Co., Ltd.	51,600	2,303,764
#	Ueki Corp.	60,800	853,098
	Union Tool Co.	45,500	1,451,084
	UPR Corp.	700	20,438
#	Ushio, Inc.	660,300	8,729,494
*	UT Group Co., Ltd.	169,800	5,603,822

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Utoc Corp.	102,200	$458,624
	Waida Manufacturing Co., Ltd.	5,100	51,387
	Wakachiku Construction Co., Ltd.	79,300	982,848
	Wakita & Co., Ltd.	253,000	2,286,709
	WDB Holdings Co., Ltd.	63,200	1,482,962
	Weathernews, Inc.	34,300	1,634,595
#	Welbe, Inc.	5,300	72,758
	Will Group, Inc.	99,600	1,031,864
	World Holdings Co., Ltd.	39,600	1,027,799
	Yahagi Construction Co., Ltd.	181,400	1,378,063
	YAMABIKO Corp.	228,128	2,536,312
#	YAMADA Consulting Group Co., Ltd.	72,700	787,819
#	Yamashina Corp.	224,200	160,414
#	Yamato Corp.	110,500	673,438
#	Yamaura Corp.	9,900	82,659
	Yamazen Corp.	390,200	3,680,726
	Yasuda Logistics Corp.	102,000	896,025
	Yokogawa Bridge Holdings Corp.	204,100	3,783,308
#	Yondenko Corp.	26,560	736,873
#	Yuasa Trading Co., Ltd.	118,200	3,340,622
	Yuken Kogyo Co., Ltd.	20,500	318,047
	Yurtec Corp.	264,600	1,948,384
	Zaoh Co., Ltd.	23,400	299,915
#	Zenitaka Corp. (The)	19,200	893,469
	Zuiko Corp.	90,400	861,177

TOTAL INDUSTRIALS			965,823,240

INFORMATION TECHNOLOGY — (12.8%)
#	A&D Co., Ltd.	124,300	1,403,495
*	Access Co., Ltd.	87,800	662,690
#	Ad-sol Nissin Corp.	43,000	1,109,565
	Adtec Plasma Technology Co., Ltd.	2,200	28,318
*	Advanced Media, Inc.	7,300	54,458
#	AGS Corp.	13,000	99,015
	Ai Holdings Corp.	248,100	4,930,744
	Aichi Tokei Denki Co., Ltd.	17,900	703,259
	Aiphone Co., Ltd.	63,500	1,061,420
#	Alpha Systems, Inc.	45,620	1,484,973
	Amano Corp.	127,500	3,101,420
	AOI Electronics Co., Ltd.	27,700	577,701
	Argo Graphics, Inc.	105,800	3,042,606
#	Arisawa Manufacturing Co., Ltd.	207,800	1,881,423
	Artiza Networks, Inc.	6,200	109,313
	ArtSpark Holdings, Inc.	33,700	630,397
	Asahi Intelligence Service Co., Ltd.	1,300	14,508
	Ascentech KK	1,700	25,359
	Atled Corp.	1,400	28,893
	Avant Corp.	100,300	1,504,676
#	Axell Corp.	27,900	249,553
#	Azia Co., Ltd.	14,300	225,472
*	BrainPad, Inc.	7,200	357,833
#	Broadband Tower, Inc.	105,600	266,204
	Broadleaf Co., Ltd.	606,400	2,983,250
#	Business Brain Showa-Ota, Inc.	29,000	506,994
	Business Engineering Corp.	800	25,141
	CAC Holdings Corp.	75,200	979,439
	Canon Electronics, Inc.	126,200	1,967,877
	CDS Co., Ltd.	15,300	207,859
#*	Change, Inc.	2,400	77,685

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Chino Corp.	46,300	$608,788
#	Citizen Watch Co., Ltd.	1,795,100	6,150,998
	CMK Corp.	310,300	1,349,094
	Computer Engineering & Consulting, Ltd.	164,800	2,146,439
	Computer Institute of Japan, Ltd.	94,700	775,574
	Comture Corp.	138,200	3,348,449
	CONEXIO Corp.	95,500	1,198,408
#	Core Corp.	45,800	626,707
#	Cresco, Ltd.	83,000	1,212,238
*	CRI Middleware Co., Ltd.	2,300	37,074
#	Cube System, Inc.	60,600	646,192
	Cyber Com Co., Ltd.	10,600	151,475
	Cyberlinks Co., Ltd.	1,500	22,455
	Cybernet Systems Co., Ltd.	57,700	458,725
#	Cybozu, Inc.	115,500	2,337,256
#	Daiko Denshi Tsushin, Ltd.	37,200	189,026
	Daishinku Corp.	42,399	951,860
	Daitron Co., Ltd.	58,200	949,613
	Daiwabo Holdings Co., Ltd.	587,500	8,946,132
	Dawn Corp.	3,200	94,337
#	Densan System Co., Ltd.	39,200	1,149,885
	Dexerials Corp.	357,200	6,124,022
	Digital Arts, Inc.	71,800	6,315,716
	Digital Garage, Inc.	110,100	4,496,616
#	Digital Hearts Holdings Co., Ltd.	87,100	1,281,410
	Digital Information Technologies Corp.	40,000	831,631
	DKK Co., Ltd.	61,700	1,517,677
#	DKK-Toa Corp.	28,300	209,758
#	Double Standard, Inc.	14,000	524,020
	DTS Corp.	262,800	6,010,443
#	Ebase Co., Ltd.	63,000	540,148
	Edulab, Inc.	6,200	462,210
	E-Guardian, Inc.	51,100	1,337,503
#	Eizo Corp.	106,700	4,035,013
	Elecom Co., Ltd.	132,800	2,952,033
	Elematec Corp.	116,842	1,076,153
	Enomoto Co., Ltd.	30,200	569,215
#	Enplas Corp.	57,200	2,143,884
	ESPEC Corp.	119,800	2,005,453
	Fenwal Controls of Japan, Ltd.	20,500	289,883
#	Ferrotec Holdings Corp.	239,200	4,806,702
#*	FFRI Security, Inc.	22,500	448,552
#	Fixstars Corp.	97,100	909,783
#	Focus Systems Corp.	30,900	276,301
#	Forval Corp.	51,100	404,353
	FTGroup Co., Ltd.	51,000	654,269
	Fuji Soft, Inc.	100,200	5,201,719
	Fukui Computer Holdings, Inc.	53,500	1,920,673
	Furuno Electric Co., Ltd.	157,500	1,559,441
#	Furuya Metal Co., Ltd.	7,600	484,109
	Future Corp.	143,400	2,597,109
	Future Innovation Group, Inc.	11,900	29,523
#	Gig Works, Inc.	9,600	91,687
#	GL Sciences, Inc.	45,000	1,016,450
#	Glosel Co., Ltd.	113,200	454,366
#	GMO GlobalSign Holdings K.K.	19,300	1,189,608
#	GMO Pepabo, Inc.	7,300	526,496
	Hagiwara Electric Holdings Co., Ltd.	49,500	1,175,977
	Hakuto Co., Ltd.	87,300	1,011,282

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Hibino Corp.	26,900	$395,785
	Himacs, Ltd.	960	10,786
	Hioki EE Corp.	67,100	2,607,688
	Hochiki Corp.	88,900	1,101,834
#	Hokuriku Electric Industry Co., Ltd.	46,800	405,461
#	Holon Co., Ltd.	2,100	92,284
#	Honda Tsushin Kogyo Co., Ltd.	107,100	507,108
	Hosiden Corp.	343,500	3,595,022
#	Icom, Inc.	61,500	1,536,020
#	ID Holdings Corp.	52,100	601,398
	Ikegami Tsushinki Co., Ltd.	32,799	263,958
#	Ines Corp.	126,600	1,523,432
#	I-Net Corp.	74,290	1,024,307
	Infocom Corp.	108,100	2,760,406
	Infomart Corp.	235,600	2,036,696
	Information Services International-Dentsu, Ltd.	148,000	5,255,220
#	Innotech Corp.	101,900	1,224,783
	Intelligent Wave, Inc.	36,600	231,853
	Inter Action Corp.	27,600	584,667
	I-O Data Device, Inc.	50,700	482,810
	I-PEX, Inc.	38,100	698,568
#	Iriso Electronics Co., Ltd.	132,500	5,931,346
#	ISB Corp.	23,100	262,806
	Itfor, Inc.	164,700	1,239,485
*	Iwatsu Electric Co., Ltd.	54,900	447,252
	Japan Aviation Electronics Industry, Ltd.	301,700	4,911,492
	Japan Cash Machine Co., Ltd.	141,800	784,401
*	Japan Display, Inc.	1,005,500	436,377
#	Japan Electronic Materials Corp.	51,800	894,823
	Japan Material Co., Ltd.	417,100	4,950,465
#	Jastec Co., Ltd.	68,200	744,196
#	JBCC Holdings, Inc.	88,800	1,191,723
	JFE Systems, Inc.	6,200	104,254
#*	JIG-SAW, Inc.	17,300	2,266,945
	Kaga Electronics Co., Ltd.	108,800	2,445,711
	Kanematsu Electronics, Ltd.	79,200	2,673,527
	KEL Corp.	27,900	232,672
	Koa Corp.	172,100	2,443,690
	Konica Minolta, Inc.	47,900	260,879
	KSK Co., Ltd.	3,000	63,688
	Kyoden Co., Ltd.	116,100	332,186
	Kyosan Electric Manufacturing Co., Ltd.	268,600	1,002,440
	Kyowa Electronic Instruments Co., Ltd.	129,800	510,650
	LAC Co., Ltd.	100,100	972,157
	Lecip Holdings Corp.	10,900	58,404
	Macnica Fuji Electronics Holdings, Inc.	328,350	6,579,107
#	Marubun Corp.	112,200	538,669
	Maruwa Co., Ltd.	56,500	5,811,711
*	Maxell Holdings, Ltd.	306,100	3,879,468
	MCJ Co., Ltd.	420,800	3,669,592
#	Megachips Corp.	105,500	3,376,550
	Meiko Electronics Co., Ltd.	135,300	3,292,287
	Melco Holdings, Inc.	18,600	650,065
	Micronics Japan Co., Ltd.	18,200	278,075
*	Mimaki Engineering Co., Ltd.	113,200	643,661
	Mimasu Semiconductor Industry Co., Ltd.	107,881	2,666,060
	Miraial Co., Ltd.	39,500	454,482
#	Miroku Jyoho Service Co., Ltd.	112,800	2,106,584
	Mitachi Co., Ltd.	7,900	48,846

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Mitsubishi Research Institute, Inc.	53,500	$1,995,004
	Mitsui High-Tec, Inc.	130,600	5,482,066
	m-up Holdings, Inc.	13,200	351,603
	Mutoh Holdings Co., Ltd.	9,300	137,469
	Nagano Keiki Co., Ltd.	85,300	757,749
	Nakayo, Inc.	73,100	1,015,774
#	NF Holdings Corp.	25,900	477,980
#	Nichicon Corp.	317,300	3,229,136
	Nihon Denkei Co., Ltd.	31,800	392,964
*	Nippon Chemi-Con Corp.	83,600	1,473,345
#	Nippon Computer Dynamics Co., Ltd.	36,200	220,719
	Nippon Electric Glass Co., Ltd.	431,236	10,023,913
#	Nippon Information Development Co., Ltd.	12,600	159,089
#	Nippon Kodoshi Corp.	51,600	1,458,724
	Nippon Signal Co., Ltd.	317,300	2,818,340
	Nippon Systemware Co., Ltd.	46,200	872,690
	Nissha Co., Ltd.	232,800	2,892,298
	Nohmi Bosai, Ltd.	146,200	2,847,686
#	NPC, Inc.	30,900	219,133
	NSD Co., Ltd.	508,160	8,478,289
#	Ohara, Inc.	35,900	548,771
#*	Okaya Electric Industries Co., Ltd.	77,800	279,245
#	Oki Electric Industry Co., Ltd.	548,300	5,712,188
	ONO Sokki Co., Ltd.	32,200	162,104
	Optex Group Co., Ltd.	191,620	2,861,262
*	Optim Corp.	32,000	864,187
	Optorun Co., Ltd.	46,600	1,161,218
	Oro Co., Ltd.	18,400	635,809
	Osaki Electric Co., Ltd.	281,800	1,554,354
#	Oval Corp.	35,600	92,797
#	Paltek Corp.	38,500	182,574
#	PCA Corp.	4,700	181,007
#	PCI Holdings, Inc.	30,800	404,649
#	Poletowin Pitcrew Holdings, Inc.	189,900	2,368,699
#	Pro-Ship, Inc.	41,700	504,432
	Restar Holdings Corp.	130,000	2,398,984
*	Ricksoft Co., Ltd.	2,000	66,460
	Riken Keiki Co., Ltd.	94,800	2,363,034
#	Riso Kagaku Corp.	131,200	1,747,392
	Roland DG Corp.	82,600	1,354,437
	Rorze Corp.	54,400	3,864,491
	RS Technologies Co., Ltd.	21,100	1,223,766
#	Ryoden Corp.	96,700	1,442,275
	Ryosan Co., Ltd.	144,100	2,947,172
#	Ryoyo Electro Corp.	7,300	176,401
	Saison Information Systems Co., Ltd.	24,800	480,358
	Sakura Internet, Inc.	122,900	871,056
#	Sanken Electric Co., Ltd.	152,400	7,173,273
	Sanshin Electronics Co., Ltd.	121,500	2,204,650
	Santec Corp.	3,000	48,900
#	Satori Electric Co., Ltd.	79,180	573,988
*	Saxa Holdings, Inc.	30,600	443,568
#	SB Technology Corp.	61,300	1,784,325
#	Scala, Inc.	83,700	565,490
	Segue Group Co., Ltd.	1,900	22,260
#	Seikoh Giken Co., Ltd.	22,300	484,829
#	SEMITEC Corp.	5,500	241,810
#	SERAKU Co., Ltd.	8,300	146,591
	Shibaura Electronics Co., Ltd.	52,600	1,744,735

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	Shibaura Mechatronics Corp.	24,100	$1,213,563
	Shindengen Electric Manufacturing Co., Ltd.	45,600	1,343,339
	Shinko Shoji Co., Ltd.	266,500	1,929,005
#	Shizuki Electric Co., Inc.	121,600	665,800
	Showa Shinku Co., Ltd.	24,400	389,797
	Sigma Koki Co., Ltd.	27,000	348,793
	Siix Corp.	203,600	3,009,521
	SK-Electronics Co., Ltd.	47,300	545,386
#*	Smaregi, Inc.	2,000	103,229
#	SMK Corp.	32,699	839,109
#	Softcreate Holdings Corp.	50,000	1,136,220
	Soliton Systems K.K.	36,600	551,798
	Solxyz Co., Ltd.	1,800	15,091
	SRA Holdings	72,100	1,769,991
	Sumida Corp.	176,449	1,728,994
	Sun-Wa Technos Corp.	79,800	780,616
	Suzuden Corp.	1,200	14,067
	Suzuki Co., Ltd.	67,100	662,528
	System D, Inc.	1,100	15,447
#	System Information Co., Ltd.	54,800	523,007
	System Research Co., Ltd.	27,200	512,336
	System Support, Inc.	3,200	45,657
	Systems Engineering Consultants Co., Ltd.	2,100	53,089
	Systena Corp.	312,400	6,267,470
#	Tachibana Eletech Co., Ltd.	110,760	1,617,841
#	Takachiho Koheki Co., Ltd.	38,500	391,194
#	TAKEBISHI Corp.	52,200	710,286
#	Tamagawa Holdings Co., Ltd.	7,500	122,381
	Tamura Corp.	467,400	2,165,867
	Tazmo Co., Ltd.	16,300	285,406
#	TDC Soft, Inc.	95,200	878,608
*	TeamSpirit, Inc.	1,300	24,327
	TechMatrix Corp.	233,600	4,174,894
#	Techno Horizon Co., Ltd.	56,700	607,138
	Tecnos Japan, Inc.	8,800	55,156
	Teikoku Tsushin Kogyo Co., Ltd.	51,500	512,124
	Terilogy Co., Ltd.	22,900	127,036
	TKC Corp.	181,200	5,772,202
	Tobila Systems, Inc.	1,600	20,935
	Toho System Science Co., Ltd.	2,700	23,555
	Tokyo Electron Device, Ltd.	43,800	1,546,729
	Tokyo Seimitsu Co., Ltd.	257,200	11,766,642
#	Tomen Devices Corp.	15,300	556,646
	Topcon Corp.	691,700	8,415,284
	Torex Semiconductor, Ltd.	52,900	812,104
	Toshiba TEC Corp.	49,300	1,809,740
	Toukei Computer Co., Ltd.	6,210	255,597
	Towa Corp.	134,700	2,615,310
	Toyo Corp.	149,600	1,450,234
	Transcosmos, Inc.	30,500	825,055
	Tri Chemical Laboratories, Inc.	125,600	4,018,448
#	Tsuzuki Denki Co., Ltd.	42,800	642,349
#	Ubicom Holdings, Inc.	12,500	349,083
	ULS Group, Inc.	1,000	28,738
	Ulvac, Inc.	264,700	11,178,533
#*	Uniden Holdings Corp.	41,500	968,367
	UNITED, Inc.	24,200	305,314
*	User Local, Inc.	2,300	96,055
#	V Technology Co., Ltd.	57,500	2,841,599

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	VINX Corp.	13,200	$132,096
#	Wacom Co., Ltd.	927,100	6,247,974
	Wellnet Corp.	10,100	51,069
#	YAC Holdings Co., Ltd.	62,600	553,900
#	Yamaichi Electronics Co., Ltd.	144,700	1,966,381
#	Yashima Denki Co., Ltd.	119,500	1,077,151
	YE DIGITAL Corp.	7,100	44,531
	Yokowo Co., Ltd.	95,500	2,348,500
	Zuken, Inc.	1,900	48,620

TOTAL INFORMATION TECHNOLOGY			429,322,629

MATERIALS — (11.1%)
	Achilles Corp.	92,400	1,241,137
	ADEKA Corp.	604,300	11,878,267
	Agro-Kanesho Co., Ltd.	1,300	19,164
	Aichi Steel Corp.	66,400	2,231,090
	Arakawa Chemical Industries, Ltd.	110,100	1,314,116
	Araya Industrial Co., Ltd.	19,600	310,294
#	Asahi Holdings, Inc.	455,700	8,753,534
	Asahi Printing Co., Ltd.	25,700	217,070
	Asahi Yukizai Corp.	86,600	1,175,577
	Asahipen Corp.	2,100	38,051
	Asia Pile Holdings Corp.	210,800	1,018,929
	C Uyemura & Co., Ltd.	35,900	2,559,426
	Carlit Holdings Co., Ltd.	122,800	814,314
	Chuetsu Pulp & Paper Co., Ltd.	49,900	571,999
	Chugoku Marine Paints, Ltd.	355,300	3,202,334
	CI Takiron Corp.	291,200	1,789,313
#	CK-San-Etsu Co., Ltd.	21,200	798,747
	Dai Nippon Toryo Co., Ltd.	131,600	1,081,540
	Daido Steel Co., Ltd.	155,000	7,191,299
#	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	127,500	1,508,200
	Daiken Corp.	78,100	1,557,120
	Daiki Aluminium Industry Co., Ltd.	180,300	1,752,396
	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	84,300	1,884,542
	Daito Chemix Corp.	2,900	28,838
	DKS Co., Ltd.	47,800	1,590,795
	Dowa Holdings Co., Ltd.	116,905	4,877,878
	Dynapac Co., Ltd.	8,500	111,021
	Fuji Seal International, Inc.	191,300	4,284,820
	Fujikura Kasei Co., Ltd.	167,500	806,951
	Fujimori Kogyo Co., Ltd.	107,900	4,400,146
	Fuso Chemical Co., Ltd.	122,500	4,509,807
	Geostr Corp.	57,100	221,300
	Godo Steel, Ltd.	60,000	1,181,047
	Gun-Ei Chemical Industry Co., Ltd.	29,900	683,266
	Hakudo Co., Ltd.	43,900	707,552
#	Harima Chemicals Group, Inc.	96,100	820,598
	Hodogaya Chemical Co., Ltd.	39,100	1,710,235
#	Hokkan Holdings, Ltd.	56,100	741,639
	Hokko Chemical Industry Co., Ltd.	120,700	1,280,202
#	Hokuetsu Corp.	772,899	3,625,297
	Honshu Chemical Industry Co., Ltd.	25,800	425,381
	Ise Chemicals Corp.	13,000	396,623
#	Ishihara Chemical Co., Ltd.	35,500	724,916
	Ishihara Sangyo Kaisha, Ltd.	207,750	1,713,641
*	Ishizuka Glass Co., Ltd.	12,900	233,171
#	JCU Corp.	139,300	5,263,225
#	JSP Corp.	81,100	1,364,411

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Kaneka Corp.	87,200	$3,588,588
	Kanto Denka Kogyo Co., Ltd.	279,100	2,261,707
	Katakura & Co-op Agri Corp.	21,500	246,673
	KeePer Technical Laboratory Co., Ltd.	99,000	2,216,822
	KH Neochem Co., Ltd.	216,800	5,489,682
#	Kimoto Co., Ltd.	222,300	432,621
	Koatsu Gas Kogyo Co., Ltd.	202,193	1,345,315
*	Kobe Steel, Ltd.	1,747,900	11,848,585
	Kohsoku Corp.	70,200	945,833
	Konishi Co., Ltd.	216,600	3,517,028
	Konoshima Chemical Co., Ltd.	31,600	455,391
	Krosaki Harima Corp.	30,400	1,347,415
	Kumiai Chemical Industry Co., Ltd.	205,287	1,866,243
#	Kunimine Industries Co., Ltd.	40,400	467,567
	Kureha Corp.	104,150	7,205,011
	Kurimoto, Ltd.	59,300	939,052
	Kuriyama Holdings Corp.	78,000	497,848
	Kyoei Steel, Ltd.	135,500	2,033,623
#	Kyowa Leather Cloth Co., Ltd.	81,300	553,929
	Lintec Corp.	265,600	6,015,744
	Maruichi Steel Tube, Ltd.	86,600	1,979,585
	MEC Co., Ltd.	100,400	2,193,142
#	Mitani Sekisan Co., Ltd.	67,400	2,440,365
	Mitsubishi Paper Mills, Ltd.	277,700	950,830
*	Mitsubishi Steel Manufacturing Co., Ltd.	53,500	424,077
	Mitsui Mining & Smelting Co., Ltd.	379,600	13,209,602
#	Molitec Steel Co., Ltd.	83,100	327,328
#	MORESCO Corp.	39,800	406,910
	Mory Industries, Inc.	34,700	831,164
	Nakayama Steel Works, Ltd.	169,700	669,861
	Neturen Co., Ltd.	222,100	1,225,213
#	New Japan Chemical Co., Ltd.	117,500	311,445
	Nicca Chemical Co., Ltd.	45,700	379,896
#	Nichia Steel Works, Ltd.	138,600	412,881
#	Nihon Kagaku Sangyo Co., Ltd.	83,100	945,650
	Nihon Nohyaku Co., Ltd.	243,500	1,198,207
	Nihon Parkerizing Co., Ltd.	517,500	5,598,989
#	Nihon Yamamura Glass Co., Ltd.	67,600	626,113
#	Nippon Carbide Industries Co., Inc.	46,200	561,060
	Nippon Chemical Industrial Co., Ltd.	42,600	1,148,524
#	Nippon Concrete Industries Co., Ltd.	293,100	1,092,350
	Nippon Denko Co., Ltd.	767,314	2,396,546
#	Nippon Fine Chemical Co., Ltd.	79,200	1,074,125
	Nippon Kayaku Co., Ltd.	310,700	3,004,741
	Nippon Light Metal Holdings Co., Ltd.	360,090	7,230,978
#	Nippon Paper Industries Co., Ltd.	450,400	5,402,582
#	Nippon Pillar Packing Co., Ltd.	134,200	2,264,305
	Nippon Soda Co., Ltd.	155,000	4,898,138
	Nippon Yakin Kogyo Co., Ltd.	89,749	1,670,628
	Nitta Gelatin, Inc.	85,500	518,598
	Nittetsu Mining Co., Ltd.	35,200	2,171,196
	Nozawa Corp.	47,500	310,760
	Oat Agrio Co., Ltd.	18,000	244,919
	Okamoto Industries, Inc.	69,900	2,658,044
	Okura Industrial Co., Ltd.	55,200	1,029,788
	Osaka Organic Chemical Industry, Ltd.	95,200	3,205,720
	Osaka Soda Co., Ltd.	94,699	2,257,566
	Osaka Steel Co., Ltd.	89,300	1,149,882
#	OSAKA Titanium Technologies Co., Ltd.	127,500	1,108,489

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#	Pacific Metals Co., Ltd.	100,899	$1,966,088
	Pack Corp. (The)	84,400	2,305,032
	Rasa Industries, Ltd.	45,700	874,350
	Rengo Co., Ltd.	74,600	648,793
	Riken Technos Corp.	227,500	1,062,415
	Sakai Chemical Industry Co., Ltd.	103,800	1,973,788
	Sakata INX Corp.	286,300	2,759,893
	Sanyo Chemical Industries, Ltd.	94,900	4,809,233
*	Sanyo Special Steel Co., Ltd.	123,960	1,832,350
	Seiko PMC Corp.	67,900	500,763
	Sekisui Kasei Co., Ltd.	150,000	809,149
	Shikoku Chemicals Corp.	232,000	2,657,486
	Shinagawa Refractories Co., Ltd.	37,800	986,594
	Shin-Etsu Polymer Co., Ltd.	291,000	2,612,517
	SK Kaken Co., Ltd.	1,100	383,997
	Soken Chemical & Engineering Co., Ltd.	49,300	975,059
#	Stella Chemifa Corp.	67,200	1,940,793
	Sumitomo Bakelite Co., Ltd.	163,900	6,721,828
#	Sumitomo Osaka Cement Co., Ltd.	225,099	7,169,680
	Sumitomo Seika Chemicals Co., Ltd.	56,400	2,061,016
	T Hasegawa Co., Ltd.	204,200	3,905,985
	T&K Toka Co., Ltd.	136,300	1,052,811
	Taisei Lamick Co., Ltd.	42,300	1,093,134
	Taiyo Holdings Co., Ltd.	117,500	6,417,538
#	Takasago International Corp.	88,600	2,107,777
	Takemoto Yohki Co., Ltd.	35,000	278,679
#	Taoka Chemical Co., Ltd.	4,700	576,333
	Tayca Corp.	103,900	1,398,488
#	Tenma Corp.	117,300	2,360,077
#	Titan Kogyo, Ltd.	5,100	93,110
	Toagosei Co., Ltd.	747,000	8,766,850
*	Toda Kogyo Corp.	21,500	421,098
	Toho Acetylene Co., Ltd.	12,700	154,020
	Toho Chemical Industry Co., Ltd.	47,000	215,298
#	Toho Titanium Co., Ltd.	220,900	1,989,619
#*	Toho Zinc Co., Ltd.	89,899	1,951,822
	Tohoku Steel Co., Ltd.	16,300	242,585
#	Tokushu Tokai Paper Co., Ltd.	64,558	2,843,539
	Tokuyama Corp.	385,498	9,753,742
	Tokyo Printing Ink Manufacturing Co., Ltd.	10,200	199,059
#*	Tokyo Rope Manufacturing Co., Ltd.	22,078	245,131
#	Tokyo Steel Manufacturing Co., Ltd.	609,400	4,670,755
#	Tokyo Tekko Co., Ltd.	63,100	1,077,813
#*	Tomoegawa Co., Ltd.	29,600	224,731
#	Tomoku Co., Ltd.	70,600	1,181,747
*	Topy Industries, Ltd.	89,400	1,128,495
#	Toyo Gosei Co., Ltd.	31,100	3,927,709
	Toyo Ink SC Holdings Co., Ltd.	242,300	4,454,784
#	Toyo Seikan Group Holdings, Ltd.	61,300	729,650
	Toyobo Co., Ltd.	531,900	6,862,081
	TYK Corp.	148,500	450,036
	UACJ Corp.	211,841	5,121,625
	Ube Industries, Ltd.	314,700	6,714,150
	Valqua, Ltd.	105,599	2,039,002
	Vertex Corp.	45,998	1,131,161
#	Wavelock Holdings Co., Ltd.	30,900	207,545
	Wood One Co., Ltd.	45,600	523,264
	Yamato Kogyo Co., Ltd.	217,100	6,458,367
	Yodogawa Steel Works, Ltd.	144,500	3,207,424

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Yotai Refractories Co., Ltd.	118,000	$1,096,991
	Yushiro Chemical Industry Co., Ltd.	67,000	697,531

TOTAL MATERIALS			370,438,473

REAL ESTATE — (1.6%)
	AD Works Group Co., Ltd.	194,879	290,847
	Airport Facilities Co., Ltd.	138,870	737,345
	Anabuki Kosan, Inc.	12,900	232,188
#	Aoyama Zaisan Networks Co., Ltd.	43,700	633,267
	Apaman Co., Ltd.	71,700	386,040
	Ardepro Co., Ltd.	70,700	38,451
	Arealink Co., Ltd.	29,600	310,586
#	B-Lot Co., Ltd.	40,000	254,066
	Cosmos Initia Co., Ltd.	94,400	381,213
	CRE, Inc.	3,400	41,193
	Daibiru Corp.	314,900	4,073,846
	Dear Life Co., Ltd.	132,800	545,979
	Goldcrest Co., Ltd.	103,270	1,585,720
#	Good Com Asset Co., Ltd.	22,800	292,320
	Grandy House Corp.	95,600	418,159
	Heiwa Real Estate Co., Ltd.	229,400	7,176,965
	Ichigo, Inc.	1,187,800	3,524,730
*	Japan Asset Marketing Co., Ltd.	1,296,000	1,370,390
	Japan Corporate Housing Service, Inc.	11,700	107,869
#	Japan Property Management Center Co., Ltd.	83,400	976,865
	JSB Co., Ltd.	7,400	220,760
	Katitas Co., Ltd.	73,100	2,042,850
	Keihanshin Building Co., Ltd.	216,700	2,918,194
*	Miyakoshi Holdings, Inc.	3,000	25,046
	Mugen Estate Co., Ltd.	64,200	300,422
	Nippon Commercial Development Co., Ltd.	82,300	1,279,222
#	Nisshin Group Holdings Co., Ltd.	210,700	931,078
	Prospect Co., Ltd.	2,912,000	947,044
#	Raysum Co., Ltd.	97,800	798,519
	SAMTY Co., Ltd.	145,350	2,670,134
	Sankyo Frontier Co., Ltd.	23,100	815,732
	Sansei Landic Co., Ltd.	29,100	226,886
	Shinoken Group Co., Ltd.	112,600	1,292,252
	Star Mica Holdings Co., Ltd.	84,400	927,411
	Starts Corp., Inc.	225,500	5,931,704
	Sun Frontier Fudousan Co., Ltd.	204,700	1,794,318
	Takara Leben Co., Ltd.	547,800	1,851,057
	TOC Co., Ltd.	325,750	2,325,645
	Tokyo Rakutenchi Co., Ltd.	19,000	828,743
#	Tokyo Theatres Co., Inc.	47,099	541,241
	Tosei Corp.	202,900	2,055,441
	Urbanet Corp. Co., Ltd.	81,400	233,458
	Yoshicon Co., Ltd.	3,100	29,521

TOTAL REAL ESTATE			54,364,717

UTILITIES — (1.5%)
#	EF-ON, Inc.	88,520	882,407
#	eRex Co., Ltd.	142,500	2,386,019
	Hiroshima Gas Co., Ltd.	322,200	1,211,613
	Hokkaido Electric Power Co., Inc.	1,093,200	4,999,208
#	Hokkaido Gas Co., Ltd.	98,500	1,427,798
#	Hokuriku Electric Power Co.	911,200	6,245,066
#	Hokuriku Gas Co., Ltd.	10,100	288,345

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (Continued)
	K&O Energy Group, Inc.	100,400	$1,332,929
	Nippon Gas Co., Ltd.	611,100	10,644,532
#	Okinawa Electric Power Co., Inc. (The)	303,716	4,261,094
#	Saibu Gas Co., Ltd.	223,700	6,414,221
	Shikoku Electric Power Co., Inc.	460,200	3,582,704
	Shizuoka Gas Co., Ltd.	339,500	3,056,639
#	Toell Co., Ltd.	57,500	485,754
	West Holdings Corp.	133,003	4,162,967

TOTAL UTILITIES			51,381,296

TOTAL COMMON STOCKS Cost ($2,542,369,091)			3,127,720,247

			Value†
SECURITIES LENDING COLLATERAL — (6.7%)
@§	The DFA Short Term Investment Fund	19,307,486	223,387,612

TOTAL INVESTMENTS — (100.0%)
(Cost $2,765,742,576)^^			$3,351,107,859

Summary of the Series’ investments as of March 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$90,185,845	—	$90,185,845
Consumer Discretionary	—	470,408,248	—	470,408,248
Consumer Staples	—	236,817,516	—	236,817,516
Energy	—	33,950,541	—	33,950,541
Financials	—	284,097,537	—	284,097,537
Health Care	—	140,930,205	—	140,930,205
Industrials	—	965,823,240	—	965,823,240
Information Technology	—	429,322,629	—	429,322,629
Materials	—	370,438,473	—	370,438,473
Real Estate	—	54,364,717	—	54,364,717
Utilities	—	51,381,296	—	51,381,296

Securities Lending Collateral	—	223,387,612	—	223,387,612

TOTAL	—	$3,351,107,859	—	$3,351,107,859

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.7%)
AUSTRALIA — (58.6%)
*	3P Learning, Ltd.	93,233	$91,296
#	5G Networks, Ltd.	35,296	31,503
*	A2B Australia, Ltd.	267,268	244,661
	Accent Group, Ltd.	2,095,327	3,596,395
#	Adairs, Ltd.	643,521	1,867,377
	Adbri, Ltd.	2,564,728	6,792,300
#*	Advance NanoTek, Ltd.	4,230	13,185
*	Ainsworth Game Technology, Ltd.	399,992	246,164
#*	Alkane Resources, Ltd.	2,214,509	1,164,974
*	Alliance Aviation Services, Ltd.	149,763	447,671
	ALS, Ltd.	1,933,329	14,294,949
	Altium, Ltd.	165,829	3,351,574
#*	Altura Mining, Ltd.	1,171,741	23,362
	Alumina, Ltd.	5,128,836	6,814,777
#*	AMA Group, Ltd.	2,283,100	967,028
*	Amaysim Australia, Ltd.	1,851,450	295,430
	AMP, Ltd.	1,092,335	1,053,167
	Ansell, Ltd.	534,625	15,982,562
	APN Property Group, Ltd.	59,773	24,306
	Appen, Ltd.	144,558	1,749,119
*	Arafura Resources, Ltd.	1,591,642	199,994
	ARB Corp., Ltd.	533,754	14,032,185
#*	Ardent Leisure Group, Ltd.	2,770,378	1,959,349
	Asaleo Care, Ltd.	1,167,762	1,241,801
	AUB Group, Ltd.	478,705	7,008,994
#	Aurelia Metals, Ltd.	5,287,455	1,491,358
	Austal, Ltd.	2,278,005	3,889,983
*	Australian Agricultural Co., Ltd.	3,439,805	3,137,100
#	Australian Ethical Investment, Ltd.	22,322	120,501
	Australian Finance Group, Ltd.	1,604,223	3,218,226
	Australian Pharmaceutical Industries, Ltd.	2,800,625	2,724,568
#*	Australian Strategic Materials, Ltd.	442,903	1,596,769
	Australian Strategic Materials, Ltd.	50,401	181,074
	Australian Vintage, Ltd.	4,317,004	2,376,330
	Auswide Bank, Ltd.	112,639	570,232
#	Ava Risk Group, Ltd.	27,751	9,520
#	AVJennings, Ltd.	7,058,528	2,898,354
#*	AVZ Minerals, Ltd.	1,847,793	275,199
*	Axsesstoday, Ltd.	1,687	5
	Baby Bunting Group, Ltd.	429,435	1,818,959
	Bank of Queensland, Ltd.	3,982,680	26,239,954
*	Bannerman Resources, Ltd.	189,736	17,361
	Bapcor, Ltd.	2,252,217	12,874,558
	Base Resources, Ltd.	393,323	89,666
	Beach Energy, Ltd.	7,499,201	9,805,889
	Bega Cheese, Ltd.	2,143,926	10,350,531
	Bell Financial Group, Ltd.	122,493	166,941
	Bendigo & Adelaide Bank, Ltd.	2,114,458	16,194,679
*	Berkeley Energia, Ltd.	27,600	12,264
#	Bingo Industries, Ltd.	1,091,685	2,516,379
#	Blackmores, Ltd.	97,147	5,899,797
#	Bravura Solutions, Ltd.	1,664,952	3,241,363
	Breville Group, Ltd.	821,653	16,914,132
	Brickworks, Ltd.	512,139	8,133,744
	BWX, Ltd.	587,374	2,065,341

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Byron Energy, Ltd.	89,192	$8,494
	Capitol Health, Ltd.	3,495,372	917,664
#	Cardno, Ltd.	1,127,842	524,348
#*	Carnarvon Petroleum, Ltd.	3,381,086	669,528
	Carsales.com, Ltd.	1,191,399	16,201,977
#	Cash Converters International, Ltd.	2,766,362	483,295
#*	Catapult Group International, Ltd.	401,552	579,195
	CDS Technologies, Ltd.	13,276	0
	Cedar Woods Properties, Ltd.	422,690	2,169,725
*	Central Petroleum, Ltd.	299,384	31,876
	Centrebet Litigation	81,336	0
	Centrebet Litigation Claim	81,336	0
#	Challenger, Ltd.	2,246,123	10,944,179
*	Champion Iron, Ltd.	428,652	1,794,730
#*	City Chic Collective, Ltd.	187,917	570,020
	Class, Ltd.	386,717	491,328
*	Clean Seas Seafood, Ltd.	87,730	44,740
*	Clean TeQ Holdings, Ltd.	8,692	19,212
	Cleanaway Waste Management, Ltd.	7,046,328	11,830,248
	Clinuvel Pharmaceuticals, Ltd.	108,279	2,232,133
#	Clover Corp., Ltd.	365,203	511,868
	Codan, Ltd.	670,501	7,885,262
#*	Collection House, Ltd.	2,084,920	356,310
	Collins Foods, Ltd.	745,683	5,922,708
#*	Cooper Energy, Ltd.	11,837,413	2,435,044
#*	Corporate Travel Management, Ltd.	650,080	9,733,223
	Costa Group Holdings, Ltd.	2,640,354	9,530,593
#	Credit Corp. Group, Ltd.	495,925	12,397,026
	CSR, Ltd.	3,273,096	14,408,813
#*	Dacian Gold, Ltd.	687,075	172,548
	Data#3, Ltd.	962,073	3,811,577
*	Decmil Group, Ltd.	424,759	195,093
	Deterra Royalties, Ltd.	1,655,501	4,948,928
#	Dicker Data, Ltd.	231,853	1,796,103
*	Domain Holdings Australia, Ltd.	1,576,647	5,054,252
	Downer EDI, Ltd.	2,782,821	10,890,623
#	Eagers Automotive, Ltd.	775,292	8,283,269
#*	Eclipx Group, Ltd.	2,008,091	2,986,261
#	Elanor Investor Group	87,848	100,236
	Elders, Ltd.	1,232,076	11,658,782
#*	Electro Optic Systems Holdings, Ltd.	497,236	1,975,956
#*	Emeco Holdings, Ltd.	1,441,745	1,044,486
#*	EML Payments, Ltd.	16,229	60,981
	Enero Group, Ltd.	10,609	26,391
	EQT Holdings, Ltd.	99,023	1,808,315
*	Estia Health, Ltd.	1,663,088	2,723,285
	Euroz, Ltd.	116,329	137,400
#	EVENT Hospitality and Entertainment, Ltd.	546,035	4,774,671
*	FAR, Ltd.	12,771,552	39,773
	Finbar Group, Ltd.	203,868	129,475
	Fleetwood, Ltd.	347,465	682,593
#*	Flight Centre Travel Group, Ltd.	581,094	7,986,894
*	Fluence Corp., Ltd.	116,395	18,546
#*	Freedom Foods Group, Ltd.	362,595	129,402
#	G8 Education, Ltd.	5,316,355	4,196,397
#*	Galaxy Resources, Ltd.	3,083,972	5,964,609
#*	Genex Power, Ltd.	298,371	48,857
	Genex Power, Ltd.	164,104	0
	Genex Power, Ltd.	252,576	41,247

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Genworth Mortgage Insurance Australia, Ltd.	1,475,090	$2,875,099
*	Geopacific Resources, Ltd.	14,236	3,142
	Geopacific Resources, Ltd.	19,080	4,203
	Gold Road Resources, Ltd.	3,183,092	2,668,229
	GR Engineering Services, Ltd.	55,230	51,333
	GrainCorp, Ltd., Class A	1,547,172	6,189,014
	Grange Resources, Ltd.	524,857	191,673
*	Greenland Minerals, Ltd.	1,692,337	225,323
	GTN, Ltd.	15,394	5,132
	GUD Holdings, Ltd.	860,592	7,668,802
	GWA Group, Ltd.	1,782,472	3,879,657
	Hansen Technologies, Ltd.	1,293,047	5,345,721
	Healius, Ltd.	4,144,191	12,891,936
#	Helloworld Travel, Ltd.	51,370	84,270
*	Highfield Resources, Ltd.	160,730	87,639
*	Horizon Oil, Ltd.	714,889	45,156
*	Hot Chili, Ltd.	971,208	29,673
	HT&E, Ltd.	1,686,962	2,231,633
#	HUB24, Ltd.	281,179	4,452,688
#*	Humm Group, Ltd.	2,755,893	2,021,480
*	IDM International, Ltd.	958	0
	IDP Education, Ltd.	13,647	248,319
	IGO, Ltd.	3,925,542	18,824,535
	Iluka Resources, Ltd.	1,655,501	9,118,523
*	Image Resources NL	332,933	48,219
	Imdex, Ltd.	2,381,029	2,946,293
#*	ImpediMed, Ltd.	417,437	39,700
*	Incitec Pivot, Ltd.	4,974,729	11,007,106
	Infomedia, Ltd.	2,776,535	3,171,172
#	Inghams Group, Ltd.	2,191,759	5,566,210
*	Intega Group, Ltd.	1,127,842	340,853
	Integral Diagnostics, Ltd.	311,931	1,126,696
#	Integrated Research, Ltd.	611,969	1,082,067
#	InvoCare, Ltd.	1,056,358	9,018,874
*	ioneer, Ltd.	361,132	93,609
	IOOF Holdings, Ltd.	3,815,495	10,223,313
	IPH, Ltd.	1,243,670	6,279,130
	IRESS, Ltd.	1,225,060	8,581,572
	IVE Group, Ltd.	513,788	553,970
	Japara Healthcare, Ltd.	1,594,623	898,149
	JB Hi-Fi, Ltd.	91,817	3,623,784
	Johns Lyng Group, Ltd.	414,722	1,216,045
	Jumbo Interactive, Ltd.	208,843	2,018,513
	Jupiter Mines, Ltd.	4,784,049	1,144,740
#*	Karoon Energy, Ltd.	3,390,788	2,792,055
#*	Kingsgate Consolidated, Ltd.	1,132,755	735,957
	Kogan.com, Ltd.	292,389	2,678,353
	Lednium Technology Pty, Ltd.	195,019	0
	Lifestyle Communities, Ltd.	132,875	1,391,958
	Link Administration Holdings, Ltd.	1,812,772	7,098,696
#*	Livetiles, Ltd.	344,818	56,604
#	Lovisa Holdings, Ltd.	152,650	1,669,862
*	Lynas Rare Earths, Ltd.	5,868,035	27,639,412
	MACA, Ltd.	1,622,774	1,265,357
	Macmahon Holdings, Ltd.	5,344,671	813,874
*	Macquarie Telecom Group, Ltd.	1,458	52,619
*	Mayne Pharma Group, Ltd.	9,518,774	2,538,253
	McMillan Shakespeare, Ltd.	490,350	4,075,994
#	McPherson’s, Ltd.	653,702	713,954

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Medusa Mining, Ltd.	475,938	$282,176
#*	Mesoblast, Ltd.	1,561,474	2,585,823
#*	Metals X, Ltd.	3,565,919	569,531
	Metcash, Ltd.	7,963,936	22,348,119
#	Michael Hill International, Ltd.	1,490,263	717,967
*	Millennium Minerals, Ltd.	1,065,474	0
	Mineral Resources, Ltd.	853,620	24,779,397
*	MMA Offshore, Ltd.	1,249,410	309,265
#	MNF Group, Ltd.	196,094	773,018
#	Moelis Australia, Ltd.	76,325	293,869
	Monadelphous Group, Ltd.	566,488	4,505,800
	Monash IVF Group, Ltd.	1,738,681	1,045,308
#	Money3 Corp., Ltd.	926,438	2,052,180
*	Morning Star Gold NL	332,749	0
#	Mortgage Choice, Ltd.	792,577	1,157,592
	Motorcycle Holdings, Ltd.	19,615	36,830
	Mount Gibson Iron, Ltd.	3,756,776	2,176,331
#*	Myanmar Metals, Ltd.	494,858	26,311
#*	Myer Holdings, Ltd.	3,707,181	905,344
	MyState, Ltd.	549,554	1,825,417
*	Nanosonics, Ltd.	158,101	687,416
	Navigator Global Investments, Ltd.	864,297	972,578
*	nearmap, Ltd.	1,938,623	2,992,956
#*	Neometals, Ltd.	626,513	176,686
	Netwealth Group, Ltd.	406,590	4,182,853
#	New Energy Solar, Ltd.	201,504	119,476
#	New Hope Corp., Ltd.	2,234,532	2,417,771
*	NEXTDC, Ltd.	1,024,875	8,162,762
	nib holdings, Ltd.	3,098,293	12,349,231
	Nick Scali, Ltd.	400,543	3,039,670
	Nickel Mines, Ltd.	602,916	563,234
	Nine Entertainment Co. Holdings, Ltd.	9,297,395	19,647,943
	Northern Star Resources, Ltd.	451,498	3,270,526
	NRW Holdings, Ltd.	2,939,598	4,420,374
*	Nufarm, Ltd.	1,868,539	7,560,394
	Objective Corp., Ltd.	6,233	60,452
	OFX Group, Ltd.	1,813,799	1,518,306
*	Oklo Resources, Ltd.	202,639	22,308
#	OM Holdings, Ltd.	342,290	174,335
	Omni Bridgeway, Ltd.	2,382,146	6,381,302
#*	oOh!media, Ltd.	3,082,993	4,102,807
*	Ora Banda Mining, Ltd.	674,394	125,788
*	Orocobre, Ltd.	166,529	605,439
	Orora, Ltd.	6,339,374	14,680,354
	Over the Wire Holdings, Ltd.	16,080	52,352
	OZ Minerals, Ltd.	2,162,237	37,714,628
	Pacific Current Group, Ltd.	259,417	1,069,079
#	Pacific Smiles Group, Ltd.	272,678	518,975
	Pact Group Holdings, Ltd.	1,422,949	3,811,917
#*	Paladin Energy, Ltd.	1,591,886	449,816
*	Panoramic Resources, Ltd.	10,316,364	1,064,422
#*	Pantoro, Ltd.	1,023,926	147,679
#*	Peak Resources, Ltd.	224,220	14,860
	Peet, Ltd.	928,220	810,525
	Pendal Group, Ltd.	1,950,282	9,652,076
	People Infrastructure, Ltd.	40,407	114,849
	Perenti Global, Ltd.	4,835,224	3,749,447
#	Perpetual, Ltd.	405,248	10,202,303
#*	Perseus Mining, Ltd.	9,066,296	7,411,668

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management, Ltd.	2,013,396	$7,669,803
*	Poseidon Nickel, Ltd.	643,832	27,976
	PPK Group, Ltd.	17,813	72,421
#*	Praemium, Ltd.	1,152,591	557,757
	Premier Investments, Ltd.	622,552	12,351,659
#	Pro Medicus, Ltd.	300,101	9,460,220
	Probiotec, Ltd.	7,178	11,739
	Propel Funeral Partners, Ltd.	58,013	135,923
	PSC Insurance Group, Ltd.	91,885	229,369
	PWR Holdings, Ltd.	208,570	909,213
	QANTM Intellectual Property, Ltd.	15,371	11,988
	Qube Holdings, Ltd.	669,320	1,527,980
*	Quickstep Holdings, Ltd.	134,452	6,346
	Ramelius Resources, Ltd.	4,758,357	5,357,340
*	ReadyTech Holdings, Ltd.	8,492	11,954
#	Reckon, Ltd.	391,834	234,213
#*	Red 5, Ltd.	6,878,068	812,045
*	Redbubble, Ltd.	126,785	485,345
	Redcape Hotel Group	111,772	84,079
#	Regis Healthcare, Ltd.	863,552	1,355,002
#	Regis Resources, Ltd.	3,283,753	7,266,284
#*	Reject Shop, Ltd. (The)	109,654	525,684
	Reliance Worldwide Corp., Ltd.	4,342,033	14,869,653
#	Resimac Group, Ltd.	12,006	19,749
#*	Resolute Mining, Ltd.	8,007,059	2,688,078
*	Retail Food Group, Ltd.	3,048,355	169,557
#	Rhipe, Ltd.	298,914	355,145
	Ridley Corp., Ltd.	1,862,695	1,702,775
*	RPMGlobal Holdings, Ltd.	220,542	230,968
*	Salmat, Ltd.	667,137	0
	Sandfire Resources, Ltd.	1,249,475	5,094,519
	SeaLink Travel Group, Ltd.	369,244	2,573,221
	Select Harvests, Ltd.	880,705	4,189,622
#	Senex Energy, Ltd.	1,196,550	2,643,713
#	Servcorp, Ltd.	342,954	861,168
#	Service Stream, Ltd.	2,572,185	2,089,325
#*	Seven West Media, Ltd.	2,765,037	991,778
	SG Fleet Group, Ltd.	393,656	771,424
	Shaver Shop Group, Ltd.	399,193	341,985
*	Sigma Healthcare, Ltd.	6,192,917	3,200,067
*	Silver Lake Resources, Ltd.	6,142,732	7,008,217
*	Silver Mines, Ltd.	345,904	55,449
	Sims, Ltd.	1,162,937	13,191,541
	SmartGroup Corp., Ltd.	674,100	3,254,795
*	SomnoMed, Ltd.	25,160	38,278
	Southern Cross Electrical Engineering, Ltd.	75,077	28,748
*	Southern Cross Media Group, Ltd.	1,320,693	2,088,559
	Spark Infrastructure Group	11,933,662	19,721,643
#*	SpeedCast International Ltd.	1,497,915	0
*	Spirit Technology Solutions, Ltd.	64,859	18,285
#	SRG Global, Ltd.	330,321	114,328
	St Barbara, Ltd.	5,328,067	7,985,542
*	Star Entertainment Grp, Ltd. (The)	3,693,648	10,690,310
	Steadfast Group, Ltd.	5,683,479	16,512,402
#*	Strike Energy, Ltd.	2,573,361	616,245
	Sunland Group, Ltd.	1,211,896	2,164,036
	Super Retail Group, Ltd.	1,139,326	10,235,953
#*	Superloop, Ltd.	762,929	534,671
#*	Syrah Resources, Ltd.	2,676,718	2,141,970

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Tassal Group, Ltd.	1,531,815	$3,891,591
	Technology One, Ltd.	1,748,272	12,463,619
#*	Temple & Webster Group, Ltd.	138,534	962,068
*	Tiger Resources, Ltd.	9,447,997	1,435
	Tribune Resources, Ltd.	14,725	59,660
	United Malt Grp, Ltd.	1,771,214	5,486,469
	Virgin Australia Holdings, Ltd.	7,648,897	0
	Virtus Health, Ltd.	553,707	2,553,597
	Vita Group, Ltd.	503,915	333,934
	Viva Energy Group, Ltd.	3,832,748	4,912,630
#*	Vmoto, Ltd.	267,457	90,863
*	Vocus Group, Ltd.	4,091,642	17,003,398
#*	Wagners Holding Co., Ltd.	122,838	178,291
#*	Webjet, Ltd.	2,056,935	8,771,395
	Western Areas, Ltd.	2,254,139	3,525,087
#*	Westgold Resources, Ltd.	2,414,524	3,670,299
*	Whitehaven Coal, Ltd.	4,887,743	6,586,910
*	WPP AUNZ, Ltd.	1,788,160	885,971

TOTAL AUSTRALIA			1,119,436,643

CHINA — (0.2%)
#*	FIH Mobile, Ltd.	26,034,000	3,689,892
	TK Group Holdings, Ltd.	1,482,000	570,576

TOTAL CHINA			4,260,468

HONG KONG — (22.1%)
*	Aceso Life Science Group, Ltd.	18,044,400	529,100
	Aeon Credit Service Asia Co., Ltd.	986,000	693,504
	Allied Group, Ltd.	13,040,000	5,378,951
	APAC Resources, Ltd.	3,766,513	574,232
#*	Apollo Future Mobility Group, Ltd.	8,436,000	542,925
#*	Applied Development Holdings, Ltd.	13,430,000	229,786
*	Arts Optical International Hldgs, Ltd.	614,000	59,467
	Asia Financial Holdings, Ltd.	2,404,908	1,236,928
*	Asia Standard Hotel Group, Ltd.	4,961,654	146,303
*	Asia Standard International Group, Ltd.	13,222,917	1,858,743
	Asiasec Properties, Ltd.	1,737,000	263,654
	ASM Pacific Technology, Ltd.	911,000	11,658,702
	Associated International Hotels, Ltd.	952,000	1,779,509
	Automated Systems Holdings, Ltd.	340,400	77,381
	Bel Global Resources Holdings, Ltd.	2,576,000	0
	Best Mart 360 Holdings, Ltd.	882,000	216,077
	BOC Aviation, Ltd.	292,000	2,841,741
	BOCOM International Holdings Co., Ltd.	943,000	193,192
	BOE Varitronix, Ltd.	3,807,293	1,668,860
	Bright Smart Securities & Commodities Group, Ltd.	1,644,000	451,143
	Brightoil Petroleum Holdings, Ltd.	9,034,000	326,889
	Build King Holdings, Ltd.	440,000	61,902
*	Burwill Holdings, Ltd.	37,300,960	63,815
#	Cafe de Coral Holdings, Ltd.	3,090,000	6,716,180
*	Cathay Pacific Airways, Ltd.	189,000	176,847
	Century City International Holdings, Ltd.	7,111,460	384,461
#	CGN Mining Co., Ltd.	5,570,000	374,762
	Chen Hsong Holdings	1,296,000	404,137
	Cheuk Nang Holdings, Ltd.	771,714	283,534
	Chevalier International Holdings, Ltd.	820,989	1,040,076
*	China Baoli Technologies Holdings, Ltd.	1,147,500	2,613
*	China Best Group Holding, Ltd.	849,999	40,053

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	China Display Optoelectronics Technology Holdings, Ltd.	6,384,000	$407,185
*	China Energy Development Holdings, Ltd.	59,474,000	771,905
	China Motor Bus Co., Ltd.	71,600	922,581
*	China Solar Energy Holdings, Ltd.	1,669,500	7,248
#*	China Star Entertainment, Ltd.	11,170,000	2,046,516
*	China Strategic Holdings, Ltd.	80,821,250	1,444,139
*	China Tonghai International Financial, Ltd.	1,300,000	41,513
	Chinese Estates Holdings, Ltd.	3,108,500	1,621,029
	Chinney Investments, Ltd.	1,180,000	249,262
	Chong Hing Bank, Ltd.	244,000	309,597
	Chow Sang Sang Holdings International, Ltd.	2,417,000	3,741,373
	Chuang’s China Investments, Ltd.	8,811,407	501,162
	Chuang’s Consortium International, Ltd.	7,519,043	1,027,860
	CITIC Telecom International Holdings, Ltd.	13,794,125	4,886,434
#	CK Life Sciences Intl Holdings, Inc.	18,634,000	1,973,319
#	CMBC Capital Holdings, Ltd.	17,640,000	240,007
	CNQC International Holdings, Ltd.	4,052,500	406,673
	CNT Group, Ltd.	7,979,264	387,208
#	Convenience Retail Asia, Ltd.	1,026,000	96,449
#*	Convoy Global Holdings, Ltd.	38,622,000	155,499
	Crystal International Group, Ltd.	38,000	19,588
#	CSI Properties, Ltd.	47,866,383	1,540,743
	Dah Sing Banking Group, Ltd.	3,977,516	4,501,715
	Dah Sing Financial Holdings, Ltd.	1,509,744	4,981,469
	Dickson Concepts International, Ltd.	1,620,500	863,386
#*	Digital Domain Holdings, Ltd.	2,310,000	26,462
*	Dingyi Group Investment, Ltd.	300,000	3,394
	Dynamic Holdings, Ltd.	96,000	165,384
	Eagle Nice International Holdings, Ltd.	2,194,000	1,334,885
	EcoGreen International Group, Ltd.	1,994,640	417,282
*	Emperor Capital Group, Ltd.	31,611,000	590,997
	Emperor Entertainment Hotel, Ltd.	4,840,000	661,447
	Emperor International Holdings, Ltd.	10,584,753	1,511,524
*	Emperor Watch & Jewellery, Ltd.	34,460,000	625,990
*	Energy International Investments Holdings, Ltd.	1,960,000	19,049
*	ENM Holdings, Ltd.	16,260,000	1,217,324
*	Esprit Holdings, Ltd.	11,506,550	1,143,127
*	Eternity Investment, Ltd.	820,000	27,488
	Ezcom Holdings, Ltd.	72,576	0
#	Fairwood Holdings, Ltd.	826,100	1,811,557
	Far East Consortium International, Ltd.	12,296,827	4,655,812
	First Pacific Co., Ltd.	15,728,000	5,200,012
*	First Shanghai Investments, Ltd.	5,568,000	252,130
	Fosun Tourism Group	25,200	35,492
	Fountain SET Holdings, Ltd.	6,594,000	899,695
	Four Seas Mercantile Holdings, Ltd.	610,000	203,691
*	Freeman Fintech Corp, Ltd.	13,680,000	29,739
	FSE Services Group, Ltd.	91,000	55,551
	GDH Guangnan Holdings., Ltd.	2,083,600	177,146
*	Genting Hong Kong, Ltd.	2,702,000	212,314
	Get Nice Financial Group, Ltd.	2,438,600	308,411
	Giordano International, Ltd.	8,494,000	1,701,568
	Glorious Sun Enterprises, Ltd.	3,932,000	420,769
*	Gold Peak Industries Holdings, Ltd.	3,029,642	265,423
	Golden Resources Development International, Ltd.	4,082,500	330,774
*	Good Resources Holdings, Ltd.	6,860,000	56,298
*	Goodbaby International Holdings, Ltd.	6,163,000	1,137,740
	Great Eagle Holdings, Ltd.	1,068,349	3,711,873
#*	Greater Bay Area Investments Group Holdings, Ltd.	18,640,000	23,977

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Greentech Technology International, Ltd.	8,860,000	$118,333
*	G-Resources Group, Ltd.	191,781,600	1,189,800
	Guoco Group, Ltd.	2,000	24,583
	Guotai Junan International Holdings, Ltd.	31,755,797	5,864,347
	Haitong International Securities Group, Ltd.	21,115,400	6,751,816
	Hang Lung Group, Ltd.	2,564,000	6,499,484
	Hanison Construction Holdings, Ltd.	2,713,649	433,748
*	Hans Energy Co., Ltd.	352,000	15,448
#	Harbour Centre Development, Ltd.	935,500	944,509
	HKBN, Ltd.	3,773,500	5,496,383
	HKR International, Ltd.	7,149,369	2,969,633
	Hon Kwok Land Investment Co., Ltd.	388,800	147,965
	Hong Kong Ferry Holdings Co., Ltd.	1,007,300	779,981
	Hongkong & Shanghai Hotels, Ltd. (The)	3,648,489	3,633,992
	Hongkong Chinese, Ltd.	5,038,000	441,216
	Honma Golf, Ltd.	1,060,000	767,388
	Hsin Chong Group Holdings, Ltd.	10,243,403	86,437
	Hung Hing Printing Group, Ltd.	3,040,000	532,399
	Hutchison Telecommunications Hong Kong Holdings, Ltd.	13,164,000	2,510,273
*	Hypebeast, Ltd.	2,320,000	263,623
	Hysan Development Co., Ltd.	2,192,000	8,577,642
#*	I-CABLE Communications, Ltd.	4,080,000	34,222
	IGG, Inc.	9,421,000	12,179,534
*	Imagi International Holdings, Ltd.	2,220,984	388,094
	International Housewares Retail Co., Ltd.	2,042,000	694,165
	IPE Group, Ltd.	3,345,000	305,106
*	IRC, Ltd.	37,862,266	940,189
*	IT, Ltd.	5,060,532	1,874,126
#	ITC Properties Group, Ltd.	6,505,292	964,267
	Jacobson Pharma Corp., Ltd.	3,616,000	447,067
*	JBM Healthcare, Ltd.	452,000	77,910
	Johnson Electric Holdings, Ltd.	2,863,992	7,724,420
	K Wah International Holdings, Ltd.	1,588,000	824,996
*	Kader Holdings Co., Ltd.	378,000	19,285
	Kam Hing International Holdings, Ltd.	1,270,000	63,611
	Karrie International Holdings, Ltd.	2,440,000	471,669
	Keck Seng Investments Hong Kong, Ltd.	912,600	362,421
	Kerry Logistics Network, Ltd.	4,063,500	12,183,204
	Kerry Properties, Ltd.	1,944,000	6,286,969
	Kingmaker Footwear Holdings, Ltd.	1,878,955	217,953
	Kowloon Development Co., Ltd.	3,133,000	3,448,631
*	Kwoon Chung Bus Holdings, Ltd.	44,000	13,225
*	Lai Sun Development Co., Ltd.	1,976,896	1,632,101
*	Lai Sun Garment International, Ltd.	665,530	503,389
	Lam Soon Hong Kong, Ltd.	325,310	662,142
*	Landing International Development, Ltd.	6,932,800	277,423
	Landsea Green Properties Co., Ltd.	3,016,000	192,095
	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	3,960,750	607,761
*	Lifestyle International Holdings, Ltd.	3,713,000	3,243,774
	Lippo China Resources, Ltd.	17,982,000	342,875
	Lippo, Ltd.	1,161,700	330,403
	Liu Chong Hing Investment, Ltd.	1,531,200	1,453,138
	L’Occitane International SA	2,278,500	6,378,782
	Luk Fook Holdings International, Ltd.	3,704,000	10,216,403
	Lung Kee Bermuda Holdings	1,521,875	606,823
	Magnificent Hotel Investment, Ltd.	13,170,000	189,787
	Man Wah Holdings, Ltd.	7,668,400	15,949,323
*	Mason Group Holdings, Ltd.	111,713,399	581,595

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Matrix Holdings, Ltd.	1,067,414	$274,839
	MECOM Power and Construction, Ltd.	1,716,000	1,025,717
	Melbourne Enterprises, Ltd.	39,500	799,660
	Melco International Development, Ltd.	2,383,000	4,864,433
	MGM China Holdings, Ltd.	150,800	268,139
#*	MH Development, Ltd.	3,238,000	90,591
*	Midland Holdings, Ltd.	3,239,987	400,240
	Ming Fai International Holdings, Ltd.	1,728,000	155,610
	Miramar Hotel & Investment	1,144,000	2,144,833
	Modern Dental Group, Ltd.	2,865,000	740,665
	NagaCorp., Ltd.	674,000	799,066
#	Nameson Holdings, Ltd.	7,744,000	459,777
	Nanyang Holdings, Ltd.	133,500	696,507
	National Electronics Hldgs	2,668,600	362,153
*	National United Resources Holdings, Ltd.	18,280,000	62,547
*	Neo-Neon Holdings, Ltd.	2,315,500	143,514
#*	NewOcean Energy Holdings, Ltd.	7,246,000	576,411
#	Nissin Foods Co., Ltd.	904,000	689,714
	NWS Holdings, Ltd.	5,148,000	5,457,529
	Oriental Watch Holdings	2,669,120	902,200
#*	Oshidori International Holdings, Ltd.	20,024,400	1,657,185
	Pacific Andes International Holdings, Ltd.	19,435,067	68,499
	Pacific Basin Shipping, Ltd.	33,421,000	9,051,210
*	Pacific Century Premium Developments, Ltd.	354,240	34,771
	Pacific Textiles Holdings, Ltd.	8,088,000	5,184,732
	Pak Fah Yeow International, Ltd.	5,000	1,176
	Paliburg Holdings, Ltd.	3,180,830	844,267
*	Paradise Entertainment, Ltd.	3,672,000	482,010
*	PC Partner Group, Ltd.	1,932,000	973,018
#	PCCW, Ltd.	10,624,545	6,000,015
#	Peace Mark Holdings, Ltd.	2,479,870	0
*	Pegasus International Holdings, Ltd.	100,000	10,612
#	Pentamaster International, Ltd.	736,000	168,914
	Perfect Shape Medical, Ltd.	3,452,000	1,976,320
	Pico Far East Holdings, Ltd.	5,214,000	829,760
*	Planetree International Development, Ltd.	76,000	8,086
	Playmates Holdings, Ltd.	7,082,000	794,073
	Plover Bay Technologies, Ltd.	2,032,000	361,505
	Pokfulam Development Co., Ltd.	130,000	199,033
	Polytec Asset Holdings, Ltd.	21,978,136	4,105,132
*	PT International Development Co., Ltd.	8,345,150	402,866
	Public Financial Holdings, Ltd.	2,880,000	809,033
*	PYI Corp., Ltd.	4,005,194	197,146
	PYXIS Group, Ltd.	1,936,000	0
	Regal Hotels International Holdings, Ltd.	2,953,800	1,170,754
	Regina Miracle International Holdings, Ltd.	1,983,000	590,863
*	Renco Holdings Group, Ltd.	103,000	2,694
#*	Sa Sa International Holdings, Ltd.	5,060,961	1,163,973
	Safety Godown Co., Ltd.	1,200,000	527,236
*	Samsonite International SA	5,346,000	10,396,602
	SAS Dragon Holdings, Ltd.	2,182,000	801,103
	SEA Holdings, Ltd.	1,711,523	1,708,055
#*	Shangri-La Asia, Ltd.	2,748,000	2,748,995
#	Shenwan Hongyuan HK, Ltd.	3,701,250	490,951
	Shun Ho Property Investments, Ltd.	1,254,757	209,608
	Shun Tak Holdings, Ltd.	11,755,419	3,608,288
*	Sincere Watch Hong Kong, Ltd.	4,450,000	39,623
	Sing Pao Media Enterprises	250,511	0
*	Sing Tao News Corp., Ltd.	1,974,000	229,388

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
#	Singamas Container Holdings, Ltd.	9,506,000	$734,316
	SITC International Holdings Co., Ltd.	6,142,000	20,903,104
	SmarTone Telecommunications Holdings, Ltd.	2,175,481	1,271,051
*	Solomon Systech International, Ltd.	10,960,000	636,385
	Soundwill Holdings, Ltd.	600,500	651,110
*	South China Holdings Co., Ltd.	17,774,502	266,349
	Stella International Holdings, Ltd.	2,620,000	3,313,876
*	Success Universe Group, Ltd.	1,392,000	25,251
#*	Summit Ascent Holdings, Ltd.	7,556,000	838,986
	Sun Hung Kai & Co., Ltd.	5,271,429	2,686,812
	SUNeVision Holdings, Ltd.	2,464,000	2,552,927
	TAI Cheung Holdings, Ltd.	2,345,000	1,498,966
	Tai Sang Land Development, Ltd.	798,910	438,623
#	Tan Chong International, Ltd.	1,176,000	310,003
#	Tao Heung Holdings, Ltd.	1,396,000	171,411
	Television Broadcasts, Ltd.	2,131,700	2,222,907
*	Termbray Industries International Holdings, Ltd.	1,314,900	52,179
	Texwinca Holdings, Ltd.	4,950,000	1,136,683
*	Theme International Holdings, Ltd.	5,990,000	349,706
	Tian Teck Land, Ltd.	1,024,000	693,238
*	TOM Group, Ltd.	532,000	29,184
#*	Town Health International Medical Group, Ltd.	4,980,115	243,429
	Tradelink Electronic Commerce, Ltd.	6,206,000	919,773
	Transport International Holdings, Ltd.	1,590,602	3,173,629
	Union Medical Healthcare, Ltd.	1,377,097	1,203,744
	United Laboratories International Holdings, Ltd. (The)	6,644,000	4,921,034
*	Universal Technologies Holdings, Ltd.	1,730,000	56,980
	Untrade CW Group Holdings	1,361,500	7,583
	Untrade Gold Fin Holdings	9,580,000	0
	Untrade Master Glory GP	972,981	6,108
*	Up Energy Development Group, Ltd.	3,929,000	12,231
	Value Partners Group, Ltd.	5,237,000	3,577,330
	Vanke Overseas Investment Holding Co., Ltd.	16,000	5,541
	Vedan International Holdings, Ltd.	3,576,000	368,452
	Vitasoy International Holdings, Ltd.	2,549,000	9,811,494
#	VPower Group International Holdings, Ltd.	1,815,000	421,166
	VSTECS Holdings, Ltd.	6,665,600	6,079,548
	VTech Holdings, Ltd.	1,438,200	12,956,282
	Wai Kee Holdings, Ltd.	7,038,738	3,831,141
	Wang On Group, Ltd.	41,740,000	354,920
*	Wealthking Investments, Ltd.	8,104,000	908,911
	Wing On Co. International, Ltd.	759,000	1,677,935
	Wing Tai Properties, Ltd.	2,187,331	1,210,614
*	YGM Trading, Ltd.	274,000	79,918
	YT Realty Group, Ltd.	3,088,124	676,938
	YTO Express Holdings, Ltd.	424,000	303,076
	Yue Yuen Industrial Holdings, Ltd.	2,152,500	5,383,001
#*	Yunfeng Financial Group, Ltd.	612,000	232,395
#	Zensun Enterprises, Ltd.	2,770,000	169,357
*	Zhaobangji Properties Holdings, Ltd.	856,000	82,620

TOTAL HONG KONG			421,611,388

NEW ZEALAND — (6.6%)
#*	AFT Pharmaceuticals, Ltd.	3,642	12,604
*	Air New Zealand, Ltd.	275,554	329,561
#	Arvida Group, Ltd.	824,120	950,040
	Briscoe Group, Ltd.	23,531	91,512
	Chorus, Ltd.	3,018,063	14,929,824
	Colonial Motor Co., Ltd. (The)	144,588	899,097

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
#*	Comvita, Ltd.	44,950	$98,607
	Delegat Group, Ltd.	2,191	21,930
#*	Eroad, Ltd.	24,092	74,922
	Fletcher Building, Ltd.	459,102	2,274,724
	Freightways, Ltd.	984,862	7,780,653
#	Genesis Energy, Ltd.	1,887,239	4,604,118
#*	Gentrack Group, Ltd.	71,302	75,723
#	Hallenstein Glasson Holdings, Ltd.	326,057	1,704,789
	Heartland Group Holdings, Ltd.	2,062,108	2,521,559
	Infratil, Ltd.	3,887,656	19,378,001
#	Investore Property, Ltd.	551,549	794,068
*	Kathmandu Holdings, Ltd.	2,598,560	2,417,675
	Mainfreight, Ltd.	284,087	13,783,834
*	Millennium & Copthorne Hotels New Zealand, Ltd.	386,829	621,074
	Napier Port Holdings, Ltd.	4,374	10,364
#*	NEW Zealand King Salmon Investments, Ltd.	63,420	66,685
#*	New Zealand Refining Co., Ltd. (The)	965,490	316,917
*	NZME, Ltd.	945,851	540,190
#	NZX, Ltd.	1,472,663	2,162,924
	Oceania Healthcare, Ltd.	731,257	654,120
#*	Pacific Edge, Ltd.	690,799	487,921
	PGG Wrightson, Ltd.	120,785	290,391
*	Plexure Group, Ltd.	27,580	16,585
	Port of Tauranga, Ltd.	80,685	434,961
#*	Pushpay Holdings, Ltd.	2,872,279	4,180,606
*	Rakon, Ltd.	10,547	6,928
*	Restaurant Brands New Zealand, Ltd.	171,783	1,596,653
	Richina Pacific, Ltd.	274,180	0
#	Sanford, Ltd.	394,135	1,291,576
	Scales Corp., Ltd.	462,215	1,499,986
*	Scott Technology, Ltd.	47,518	66,706
*	Serko, Ltd.	77,482	378,850
	Skellerup Holdings, Ltd.	806,301	2,401,883
*	SKY Network Television, Ltd.	2,934,721	356,665
	SKYCITY Entertainment Group, Ltd.	5,101,527	12,416,485
	Steel & Tube Holdings, Ltd.	575,667	406,675
	Summerset Group Holdings, Ltd.	1,386,567	11,774,678
*	Synlait Milk, Ltd.	449,820	1,071,506
#*	Tourism Holdings, Ltd.	712,961	1,246,950
*	TOWER, Ltd.	2,517,777	1,441,801
#	Trustpower, Ltd.	252,846	1,454,026
#	Turners Automotive Group, Ltd.	66,610	159,246
	Vector, Ltd.	120,602	341,335
*	Vista Group International, Ltd.	458,004	705,552
	Warehouse Group, Ltd. (The)	360,516	951,653
*	Z Energy, Ltd.	1,809,064	3,579,748

TOTAL NEW ZEALAND			125,674,881

SINGAPORE — (11.2%)
*	Abterra, Ltd.	230,320	1,250
	Accordia Golf Trust	5,267,200	83,401
	AEM Holdings, Ltd.	798,900	2,467,541
#	Amara Holdings, Ltd.	974,800	291,576
	Ascendas India Trust	5,731,200	6,314,541
#	Avarga, Ltd.	2,722,000	638,624
#*	Banyan Tree Holdings, Ltd.	783,400	195,325
#	Best World International, Ltd.	2,911,550	547,160
*	Bonvests Holdings, Ltd.	950,000	677,868
	Boustead Singapore, Ltd.	2,320,982	1,745,076

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Bukit Sembawang Estates, Ltd.	1,236,103	$4,434,665
	Bund Center Investment, Ltd.	659,825	260,203
#	Centurion Corp., Ltd.	1,405,100	360,629
	China Aviation Oil Singapore Corp., Ltd.	2,708,399	2,278,726
	China Sunsine Chemical Holdings, Ltd.	3,917,000	1,530,938
	Chip Eng Seng Corp., Ltd.	3,894,900	1,419,658
	Chuan Hup Holdings, Ltd.	3,937,600	643,604
	Civmec, Ltd.	162,700	67,835
	ComfortDelGro Corp., Ltd.	10,328,200	13,163,226
#*	COSCO Shipping International Singapore Co., Ltd.	7,065,000	1,474,743
#*	Creative Technology, Ltd.	321,100	607,798
	CSE Global, Ltd.	2,713,000	1,049,829
#	Del Monte Pacific, Ltd.	2,230,164	439,158
	Delfi, Ltd.	979,700	584,578
	DMX Technologies Group, Ltd.	2,096,000	0
#*	Ezion Holdings, Ltd.	9,845,878	59,286
#*	Ezra Holdings, Ltd.	8,161,986	12,499
#	Far East Orchard, Ltd.	1,249,303	1,040,021
#	First Resources, Ltd.	5,615,400	5,810,703
#	First Sponsor Group, Ltd.	484,728	504,027
#	Food Empire Holdings, Ltd.	1,473,700	1,030,579
#*	Fragrance Group, Ltd.	6,077,000	522,097
	Fraser and Neave, Ltd.	241,400	260,490
	Frasers Property, Ltd.	93,500	83,499
	Frencken Group, Ltd.	2,124,300	2,425,309
#	Fu Yu Corp., Ltd.	3,824,600	852,858
*	Gallant Venture, Ltd.	5,262,600	540,301
*	Geo Energy Resources, Ltd.	3,837,000	485,415
#	GK Goh Holdings, Ltd.	1,484,065	1,070,935
	Golden Agri-Resources, Ltd.	38,086,600	5,966,108
*	Golden Energy & Resources, Ltd.	603,700	65,660
*	GP Industries, Ltd.	1,376,409	577,168
#	GuocoLand, Ltd.	1,932,314	2,416,145
#*	Halcyon Agri Corp., Ltd.	1,635,533	340,368
#	Hanwell Holdings, Ltd.	1,765,919	537,664
#	Haw Par Corp., Ltd.	385,000	3,767,180
#	Hiap Hoe, Ltd.	498,000	248,050
	Ho Bee Land, Ltd.	1,656,200	3,129,895
	Hong Fok Corp., Ltd.	3,566,294	2,349,247
	Hong Fok Land, Ltd.	1,210,000	0
	Hong Leong Asia, Ltd.	2,025,000	1,156,445
	Hong Leong Finance, Ltd.	1,002,000	1,841,241
	Hotel Grand Central, Ltd.	1,660,083	1,333,742
	Hour Glass, Ltd. (The)	1,879,432	1,321,269
	HRnetgroup, Ltd.	130,100	64,893
	Hutchison Port Holdings Trust	25,256,400	5,698,450
	Hwa Hong Corp., Ltd.	2,123,500	465,350
#*	Hyflux, Ltd.	3,707,700	458,088
	iFAST Corp., Ltd.	956,000	4,379,886
*	Indofood Agri Resources, Ltd.	3,097,300	713,804
#	ISDN Holdings, Ltd.	374,200	168,719
	Japfa, Ltd.	3,244,210	2,209,613
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	0
#	k1 Ventures, Ltd.	1,005,220	0
	Keppel Infrastructure Trust	19,465,946	7,963,659
	Koufu Group, Ltd.	172,700	87,357
	KSH Holdings, Ltd.	1,278,300	332,561
#*	Lian Beng Group, Ltd.	2,957,600	1,110,740
#	Low Keng Huat Singapore, Ltd.	949,800	293,267

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
#*	Mandarin Oriental International, Ltd.	1,497,700	$2,669,291
	Metro Holdings, Ltd.	3,069,792	1,735,320
	Mewah International, Inc.	89,000	26,102
#	Micro-Mechanics Holdings, Ltd.	84,500	200,638
#*	Midas Holdings, Ltd.	8,576,553	229,524
#*	mm2 Asia, Ltd.	3,521,000	155,048
	NetLink NBN Trust	4,453,100	3,130,620
#	NSL, Ltd.	409,900	271,157
#*	Oceanus Group, Ltd.	8,888,300	256,004
	OUE, Ltd.	2,207,800	2,053,264
#	Oxley Holdings, Ltd.	8,016,663	1,494,566
	Pan-United Corp., Ltd.	2,435,750	554,041
#	Q&M Dental Group Singapore, Ltd.	2,102,100	1,001,448
#	QAF, Ltd.	1,665,280	1,213,202
#*	Raffles Education Corp., Ltd.	3,856,223	415,309
	Raffles Medical Group, Ltd.	7,832,632	6,528,125
	Riverstone Holdings, Ltd.	2,862,600	2,622,731
#	Roxy-Pacific Holdings, Ltd.	505,740	131,613
#*	SATS, Ltd.	1,492,200	4,833,086
#	SBS Transit, Ltd.	855,500	1,999,062
	Sembcorp Industries, Ltd.	7,106,600	9,741,082
#*	Sembcorp Marine, Ltd.	44,540,812	5,647,664
#	Sheng Siong Group, Ltd.	5,499,100	6,299,540
	SHS Holdings, Ltd.	2,175,300	261,686
#	SIA Engineering Co., Ltd.	2,031,100	3,284,049
#	SIIC Environment Holdings, Ltd.	5,890,920	898,628
	Sinarmas Land, Ltd.	7,118,701	1,220,864
	Sing Holdings, Ltd.	1,579,500	487,954
	Sing Investments & Finance, Ltd.	350,675	364,966
	Singapore Post, Ltd.	12,106,600	6,311,695
#	Singapore Press Holdings, Ltd.	7,633,400	8,699,835
	Singapore Reinsurance Corp., Ltd.	1,514,530	394,297
	Singapore Shipping Corp., Ltd.	1,640,700	324,089
#	Stamford Land Corp., Ltd.	3,297,700	969,544
	StarHub, Ltd.	5,997,300	5,715,571
	Straco Corp., Ltd.	130,000	56,078
	Straits Trading Co., Ltd.	54,500	114,843
	Sunningdale Tech, Ltd.	1,295,460	1,588,990
#*	Swiber Holdings, Ltd.	2,895,250	43,907
#	Tuan Sing Holdings, Ltd.	5,503,116	1,476,404
#	UMS Holdings, Ltd.	2,839,175	2,816,760
#	United Industrial Corp., Ltd.	141,069	274,876
	United Overseas Insurance, Ltd.	181,850	980,439
	UOB-Kay Hian Holdings, Ltd.	2,318,060	2,831,150
#	Valuetronics Holdings, Ltd.	3,079,850	1,387,924
	Vicom, Ltd.	568,400	921,962
#	Wee Hur Holdings, Ltd.	2,769,000	430,512
	Wing Tai Holdings, Ltd.	4,165,367	5,947,891
#	Yangzijiang Shipbuilding Holdings, Ltd.	8,286,100	7,905,865
#	Yeo Hiap Seng, Ltd.	223,731	148,415

TOTAL SINGAPORE			214,040,171

TOTAL COMMON STOCKS			1,885,023,551

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Strategic Materials, Ltd. Warrant 04/16/21	31,635	0

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (0.0%)
*	Esprit Holdings, Ltd. Warrant 04/14/21	5,753,275	$25,902

SINGAPORE — (0.0%)
#*	Ezion Holdings, Ltd. Warrants 04/16/23	5,659,201	0
*	First Sponsor Group, Ltd. Warrants 03/21/29	121,181	29,728
*	mm2 Asia, Ltd. Warrant 04/08/21	3,521,000	15,705

TOTAL SINGAPORE			45,433

TOTAL RIGHTS/WARRANTS			71,335

TOTAL INVESTMENT SECURITIES (Cost $1,618,368,575)			1,885,094,886

			Value†
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	2,088,032	24,158,534

TOTAL INVESTMENTS — (100.0%) (Cost $1,642,522,820)^^			$1,909,253,420

Summary of the Series’ investments as of March 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$597,843	$1,118,838,800	—	$1,119,436,643
China	—	4,260,468	—	4,260,468
Hong Kong	345,316	421,266,072	—	421,611,388
New Zealand	—	125,674,881	—	125,674,881
Singapore	—	214,040,171	—	214,040,171
Rights/Warrants
Hong Kong	—	25,902	—	25,902
Singapore	—	45,433	—	45,433

Securities Lending Collateral	—	24,158,534	—	24,158,534

TOTAL	$943,159	$1,908,310,261	—	$1,909,253,420

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (2.6%)
*	4imprint Group P.L.C.	151,995	$5,131,404
*	Ascential P.L.C.	566,257	2,628,836
	Bloomsbury Publishing P.L.C.	262,372	1,032,815
#*	Centaur Media P.L.C.	254,249	138,418
#*	Cineworld Group P.L.C.	3,566,962	4,741,687
	Daily Mail & General Trust P.L.C., Class A	1,013,252	12,654,746
	Euromoney Institutional Investor P.L.C.	678,928	8,924,271
*	Frontier Developments P.L.C.	25,825	969,452
	Future P.L.C.	133,861	3,534,159
	Gamma Communications P.L.C.	72,623	1,641,592
#*	Hyve Group P.L.C.	1,300,796	2,149,102
*	Kin & Carta P.L.C.	615,086	1,504,541
*	Next Fifteen Communications Group P.L.C.	21,318	199,167
*	Reach P.L.C.	2,111,014	6,282,095
*	STV Group P.L.C.	4,918	23,596

TOTAL COMMUNICATION SERVICES			51,555,881

CONSUMER DISCRETIONARY — (19.8%)
	888 Holdings P.L.C.	1,923,050	10,463,631
*	AO World P.L.C.	149,170	606,385
	Bellway P.L.C.	502,596	23,573,111
*	Card Factory P.L.C.	837,076	826,009
*	Coats Group P.L.C.	2,324,447	1,823,519
*	Countryside Properties P.L.C.	2,813,575	19,672,144
*	Crest Nicholson Holdings P.L.C.	1,771,568	9,945,437
#	Debenhams P.L.C.	6,862,458	0
#*	DFS Furniture P.L.C.	1,199,370	4,506,430
#*	Dignity P.L.C.	201,819	1,830,865
*	Dixons Carphone P.L.C.	4,761,380	9,382,618
	Domino’s Pizza Group P.L.C.	3,370,017	16,121,714
	Dunelm Group P.L.C.	629,959	11,283,463
*	Frasers Group P.L.C.	1,412,209	8,966,799
*	Fuller Smith & Turner P.L.C., Class A	145,156	1,721,128
	Games Workshop Group P.L.C.	194,756	26,757,268
	Gamesys Group P.L.C.	420,215	11,189,691
*	Greggs P.L.C.	617,131	19,101,996
*	Gym Group P.L.C. (The)	819,655	2,659,589
*	Halfords Group P.L.C.	1,274,323	6,673,969
*	Headlam Group P.L.C.	483,420	3,015,808
	Henry Boot P.L.C.	520,199	1,900,229
*	Hollywood Bowl Group P.L.C.	244,388	775,415
*	Hostelworld Group P.L.C.	154,128	165,666
*	Inchcape P.L.C.	2,472,981	25,657,194
*	J D Wetherspoon P.L.C.	502,787	9,410,502
*	Joules Group P.L.C.	3,586	10,487
*	Lookers P.L.C.	1,317,719	962,612
*	Marks & Spencer Group P.L.C.	6,447,927	13,402,506
*	Marston’s P.L.C.	4,154,820	5,632,979
*	Mitchells & Butlers P.L.C.	2,031,189	9,023,778
	MJ Gleeson P.L.C.	228,782	2,650,559
	Moneysupermarket.com Group P.L.C.	3,293,217	12,107,592
*	Motorpoint group P.L.C.	48,046	172,406
#*	N Brown Group P.L.C.	992,550	897,756

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
*	On the Beach Group P.L.C.	754,984	$4,232,318
*	Pendragon P.L.C.	3,844,114	884,952
	Pets at Home Group P.L.C.	3,218,903	18,354,480
*	Photo-Me International P.L.C.	1,345,982	1,054,938
*	Playtech P.L.C.	2,005,632	12,220,361
#*	PPHE Hotel Group, Ltd.	12,871	266,796
*	Rank Group P.L.C.	956,436	2,476,899
	Redrow P.L.C.	1,433,942	12,414,863
#*	Restaurant Group P.L.C. (The)	569,302	961,480
*	Sportech P.L.C.	408,363	151,152
*	SSP Group P.L.C.	2,708,721	13,897,948
*	Studio Retail Group P.L.C.	211,086	770,335
#*	Superdry P.L.C.	286,415	1,002,933
#*	Ted Baker P.L.C.	100,022	155,250
*	TEN Entertainment Group P.L.C.	5,930	18,798
#	Thomas Cook Group P.L.C.	6,366,734	0
	TI Fluid Systems P.L.C.	114,543	425,835
*	Topps Tiles P.L.C.	773,408	737,113
	TUI AG	185,770	938,559
*	Vertu Motors P.L.C.	812,199	453,710
	Vistry Group P.L.C.	952,828	14,308,372
*	Vitec Group P.L.C. (The)	208,551	3,291,278
	Vivo Energy P.L.C.	276,363	369,819
*	Watches of Switzerland Group P.L.C.	45,254	411,912
*	WH Smith P.L.C.	637,672	15,799,058
*	William Hill P.L.C.	4,503,782	16,887,373
*	Young & Co’s Brewery P.L.C., Class A	839	16,820

TOTAL CONSUMER DISCRETIONARY			395,394,607

CONSUMER STAPLES — (6.2%)
*	A.G. Barr P.L.C.	725,645	4,895,895
	Anglo-Eastern Plantations P.L.C.	118,624	995,650
*	Bakkavor Group P.L.C.	102,612	166,458
	Britvic P.L.C.	1,585,438	18,253,552
*	C&C Group P.L.C.	544,330	2,103,877
	Carr’s Group P.L.C.	349,511	645,250
	Cranswick P.L.C.	379,875	19,019,456
	Devro P.L.C.	1,090,025	2,899,680
	Fevertree Drinks P.L.C.	610,255	17,980,676
#*	Greencore Group P.L.C.	3,440,003	7,433,917
	Hilton Food Group P.L.C.	275,615	4,060,639
	McBride P.L.C.	853,865	983,900
*	Naked Wines P.L.C.	221,368	2,290,063
	Nichols P.L.C.	2,884	51,581
*	Premier Foods P.L.C.	4,304,508	5,644,745
	PZ Cussons P.L.C.	1,705,648	6,266,195
	Stock Spirits Group P.L.C.	1,171,278	4,510,074
	Tate & Lyle P.L.C.	2,442,033	25,762,884

TOTAL CONSUMER STAPLES			123,964,492

ENERGY — (2.0%)
#	Afren P.L.C.	5,446,344	0
	Cairn Energy P.L.C.	3,196,867	7,503,467
	Diversified Gas & Oil P.L.C.	770,970	1,179,859
*	EnQuest P.L.C.	9,216,228	2,250,865
#	Genel Energy P.L.C.	785,321	1,883,715
*	Gulf Keystone Petroleum, Ltd.	1,319,637	3,249,112
	Hunting P.L.C.	907,515	3,207,218

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#*	Hurricane Energy P.L.C.	1,417,074	$60,571
*	John Wood Group P.L.C.	3,598,973	13,417,912
*	Lamprell P.L.C.	1,263,369	1,017,096
#*	Petrofac, Ltd.	838,017	1,104,597
*	Pharos Energy P.L.C.	866,829	273,000
#*	Premier Oil P.L.C.	5,196,268	1,603,508
#*	Rockhopper Exploration P.L.C.	217,956	33,059
	Serica Energy P.L.C.	76,162	118,207
#*	Tullow Oil P.L.C.	4,881,892	3,172,805

TOTAL ENERGY			40,074,991

FINANCIALS — (14.1%)
	AJ Bell P.L.C.	20,938	121,011
*	Allied Minds P.L.C.	148,232	45,933
*	Arrow Global Group P.L.C.	940,076	3,950,371
#	Ashmore Group P.L.C.	2,148,411	11,586,620
*	Bank of Georgia Group P.L.C.	261,039	3,958,451
*	Beazley P.L.C.	2,964,842	14,370,606
	Brewin Dolphin Holdings P.L.C.	2,110,552	9,031,162
	Brooks Macdonald Group P.L.C.	628	18,671
*	Burford Capital, Ltd.	702,282	6,081,227
	Charles Stanley Group P.L.C.	124,654	520,539
	Chesnara P.L.C.	842,577	3,311,705
	City of London Investment Group P.L.C.	5,500	39,287
	Close Brothers Group P.L.C.	965,466	20,634,869
	CMC Markets P.L.C.	727,392	4,836,544
*	Georgia Capital P.L.C.	47,516	378,906
*	Hiscox, Ltd.	1,222,491	14,477,025
	IG Group Holdings P.L.C.	2,392,373	29,707,237
	Impax Asset Management Group P.L.C.	8,787	94,000
	IntegraFin Holdings P.L.C.	53,777	375,820
*	International Personal Finance P.L.C.	795,785	1,150,714
	Investec P.L.C.	879,947	2,659,964
*	IP Group P.L.C.	4,041,081	6,916,485
	JTC P.L.C.	6,063	51,618
	Jupiter Fund Management P.L.C.	2,905,722	11,158,557
*	Just Group P.L.C.	6,494,276	9,038,264
	Lancashire Holdings, Ltd.	1,430,682	12,687,421
	Liontrust Asset Management P.L.C.	22,620	442,972
	Man Group P.L.C.	9,633,505	21,377,864
	Numis Corp. P.L.C.	262,221	1,363,008
*	OSB Group P.L.C.	684,217	4,019,125
	Paragon Banking Group P.L.C.	1,954,677	12,331,538
	Plus500, Ltd.	533,955	10,307,188
	Polar Capital Holdings P.L.C.	83,297	798,970
*	Provident Financial P.L.C.	1,003,022	3,000,702
	Quilter P.L.C.	10,292,590	22,669,923
	Rathbone Brothers P.L.C.	323,270	7,842,615
	River & Mercantile Group P.L.C.	10,512	31,277
	S&U P.L.C.	24,162	748,940
	Sabre Insurance Group P.L.C.	88,381	307,980
*	Saga P.L.C.	432,293	2,024,252
	Sanne Group P.L.C.	20,968	189,214
*	TBC Bank Group P.L.C.	23,192	314,695
	TP ICAP Group P.L.C.	4,442,995	14,914,751
#*	Virgin Money UK P.L.C.	4,146,169	10,807,404
	Waterloo Investment Holdings, Ltd	4,000	0

TOTAL FINANCIALS			280,695,425

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (3.1%)
	Advanced Medical Solutions Group P.L.C	141,508	$455,731
	Alliance Pharma P.L.C.	1,594,283	2,065,539
	CareTech Holdings P.L.C.	260,873	1,934,375
#*	Circassia Group P.L.C.	202,629	82,165
	Clinigen Group P.L.C.	229,356	2,452,122
	ConvaTec Group P.L.C.	1,076,276	2,909,256
*	CVS Group P.L.C.	366,703	9,480,985
	EKF Diagnostics Holdings P.L.C.	43,005	46,261
	EMIS Group P.L.C.	273,584	4,149,785
	Genus P.L.C.	8,494	568,794
*	Indivior P.L.C.	2,150,059	3,764,105
	Integrated Diagnostics Holdings P.L.C.	1,261,482	1,330,612
*	Mediclinic International P.L.C.	2,438,263	9,612,566
*	PureTech Health P.L.C.	81,299	447,769
*	Spire Healthcare Group P.L.C.	1,733,464	3,995,615
	UDG Healthcare P.L.C.	1,115,754	12,082,034
*	Vectura Group P.L.C.	4,085,018	6,509,265

TOTAL HEALTH CARE			61,886,979

INDUSTRIALS — (31.4%)
	Aggreko P.L.C.	1,306,953	15,790,585
	Air Partner P.L.C.	253,425	235,527
	Avon Rubber P.L.C.	188,841	8,220,449
#*	Babcock International Group P.L.C.	2,966,254	9,347,634
*	Balfour Beatty P.L.C.	4,538,052	18,466,542
	Begbies Traynor Group P.L.C.	44,955	73,161
*	Biffa P.L.C.	1,196,429	4,384,159
	Bodycote P.L.C.	1,256,928	14,320,330
*	Braemar Shipping Services P.L.C.	91,109	251,158
	Chemring Group P.L.C.	1,806,230	6,622,849
	Clarkson P.L.C.	191,385	7,260,622
	Clipper Logistics P.L.C.	198,686	1,621,273
*	Costain Group P.L.C.	237,261	188,827
*	De La Rue P.L.C.	449,522	1,280,331
*	Dialight P.L.C.	89,929	323,378
	Diploma P.L.C.	650,354	22,866,108
	DiscoverIE Group P.L.C.	498,854	4,608,714
	Electrocomponents P.L.C.	1,667,511	22,835,432
#*	Esken, Ltd.	1,517,493	714,747
*	Firstgroup P.L.C.	7,153,685	9,073,957
*	G4S P.L.C.	9,287,044	31,369,965
	Galliford Try Holdings P.L.C.	463,722	811,593
*	Go-Ahead Group P.L.C. (The)	276,719	5,191,333
	Goodwin P.L.C.	383	15,574
	Grafton Group P.L.C.	1,582,491	22,336,400
*	Hays P.L.C.	8,263,185	17,025,357
*	Howden Joinery Group P.L.C.	580,448	5,865,204
	IMI P.L.C.	1,740,984	32,004,364
	Industrial and Commercial Holding Group, Ltd.	5,000	0
#	Interserve P.L.C.	629,566	0
	James Fisher & Sons P.L.C.	316,172	4,627,551
	James Halstead P.L.C.	8,111	55,692
*	JET2 P.L.C.	403,306	7,045,731
	John Laing Group P.L.C.	2,506,978	10,825,937
*	John Menzies P.L.C.	380,804	1,732,352
*	Johnson Service Group P.L.C.	198,324	405,851
	Keller Group P.L.C.	465,858	5,160,969
*	Kier Group P.L.C.	773,329	960,830
	Luceco P.L.C.	249,615	936,366

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Mears Group P.L.C.	670,193	$1,792,064
*	Meggitt P.L.C.	2,977,030	19,575,938
*	Mitie Group P.L.C.	6,831,237	5,929,979
	Morgan Advanced Materials P.L.C.	1,867,655	8,013,696
	Morgan Sindall Group P.L.C.	240,008	5,841,514
*	National Express Group P.L.C.	2,738,577	11,622,225
*	Norcros P.L.C.	131,163	484,717
*	Pagegroup P.L.C.	2,063,842	13,388,777
	PayPoint P.L.C.	409,596	3,333,121
*	Polypipe Group P.L.C.	1,352,535	10,351,011
	Porvair P.L.C.	18,060	135,966
	QinetiQ Group P.L.C.	3,744,786	16,316,717
	Redde Northgate P.L.C.	1,996,988	8,483,977
	Renew Holdings P.L.C.	27,213	211,581
*	Renewi P.L.C.	5,097,968	3,355,404
	Ricardo P.L.C.	291,046	1,725,921
	Robert Walters P.L.C.	392,744	3,302,043
	Rotork P.L.C.	5,397,898	26,531,054
*	Royal Mail P.L.C.	5,014,011	34,896,231
*	RPS Group P.L.C.	940,773	1,218,423
	RWS Holdings P.L.C.	641,629	5,386,626
*	Senior P.L.C.	2,283,856	3,485,556
*	Serco Group P.L.C.	1,035,024	1,960,897
	Severfield P.L.C.	1,090,941	1,178,744
*	SIG P.L.C.	4,775,670	2,516,988
*	Signature Aviation P.L.C.	5,396,257	30,055,300
	Smart Metering Systems P.L.C.	424,453	4,860,688
*	Speedy Hire P.L.C.	3,123,066	2,864,566
*	Stagecoach Group P.L.C.	2,510,475	3,478,261
*	SThree P.L.C.	766,760	4,075,048
	T Clarke P.L.C.	64,142	97,482
*	Travis Perkins P.L.C.	1,545,039	32,850,466
*	Trifast P.L.C.	524,611	1,085,452
*	Tyman P.L.C.	935,887	4,806,850
	Ultra Electronics Holdings P.L.C.	576,077	16,115,039
	Vesuvius P.L.C.	1,467,384	10,909,819
	Volex P.L.C.	341,719	1,586,756
	Volution Group P.L.C.	383,473	2,087,776
	Vp P.L.C.	156,511	1,755,514
*	Weir Group P.L.C (The)	487,503	11,948,820
	Wilmington P.L.C.	334,384	899,195
	Wincanton P.L.C.	636,980	3,412,856
	XP Power, Ltd.	101,307	6,561,201

TOTAL INDUSTRIALS			625,347,111

INFORMATION TECHNOLOGY — (6.9%)
*	Capita P.L.C.	7,411,267	4,452,008
	Computacenter P.L.C.	537,371	17,555,010
	dotdigital group P.L.C.	54,013	124,338
*	Equiniti Group P.L.C.	2,329,628	4,150,641
	FDM Group Holdings P.L.C.	381,786	5,291,568
*	First Derivatives P.L.C.	15,666	573,342
	IDOX P.L.C.	79,223	68,804
	iomart Group P.L.C.	182,629	788,630
#*	IQE P.L.C.	761,262	616,124
	Kainos Group P.L.C.	391,260	8,044,216
	Learning Technologies Group P.L.C.	77,035	159,344
	Micro Focus International P.L.C.	625,598	4,779,121
#	NCC Group P.L.C.	1,665,557	5,921,221

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Oxford Instruments P.L.C.	343,175	$9,008,031
	Renishaw P.L.C.	106,065	9,364,591
	RM P.L.C.	351,353	1,082,355
	Softcat P.L.C.	755,673	18,883,931
	Spectris P.L.C.	649,656	29,799,830
	Spirent Communications P.L.C.	3,988,309	13,110,746
	Strix Group P.L.C.	206,915	768,113
*	Telit Communications P.L.C.	143,592	412,706
	Trellus Health, Ltd.	1,632	0
*	TT Electronics P.L.C.	1,053,269	3,339,048
#*	Xaar P.L.C.	223,245	440,787

TOTAL INFORMATION TECHNOLOGY			138,734,505

MATERIALS — (6.9%)
*	Accsys Technologies P.L.C.	9,505	21,620
	Anglo Pacific Group P.L.C.	1,065,073	1,919,615
	Castings P.L.C.	165,113	855,096
	Centamin P.L.C.	7,348,995	10,533,461
	Central Asia Metals P.L.C.	507,903	1,750,984
*	Elementis P.L.C.	2,934,605	5,075,932
*	Essentra P.L.C.	1,625,038	6,494,941
	Ferrexpo P.L.C.	1,920,094	9,914,581
#*	Forterra P.L.C.	1,374,279	5,432,545
*	Gem Diamonds, Ltd.	384,962	354,608
	Hill & Smith Holdings P.L.C.	536,254	10,880,026
	Hochschild Mining P.L.C.	1,698,439	4,583,229
*	Ibstock P.L.C.	2,582,634	7,838,084
	KAZ Minerals P.L.C.	1,557,504	18,611,640
*	Marshalls P.L.C.	1,419,950	13,397,029
	Pan African Resources P.L.C.	515,630	112,945
*	Petropavlovsk P.L.C.	838,033	275,484
	Rhi Magnesita NV	106,971	6,219,556
*	Scapa Group P.L.C.	89,332	264,085
*	SolGold P.L.C.	386,507	117,755
	Synthomer P.L.C.	2,272,816	14,535,787
	Victrex P.L.C.	561,893	17,115,074
	Zotefoams P.L.C.	98,053	583,476

TOTAL MATERIALS			136,887,553

REAL ESTATE — (3.9%)
	CLS Holdings P.L.C.	684,455	2,161,026
*	Foxtons Group P.L.C.	1,164,669	1,021,246
	Grainger P.L.C.	4,422,116	16,261,613
	Helical P.L.C.	783,105	4,462,917
*	IWG P.L.C.	4,022,124	18,883,723
*	LSL Property Services P.L.C.	429,575	1,805,523
*	Purplebricks Group P.L.C.	65,365	83,760
*	Raven Property Group, Ltd.	871,934	354,505
*	Savills P.L.C.	960,490	15,125,186
	St. Modwen Properties P.L.C.	2,692,487	15,027,905
*	U & I Group P.L.C.	729,169	936,835
#	Watkin Jones P.L.C.	521,040	1,531,640

TOTAL REAL ESTATE			77,655,879

UTILITIES — (1.5%)
*	Centrica P.L.C.	12,213,519	9,117,919
	ContourGlobal P.L.C.	68,127	191,938
	Drax Group P.L.C.	2,382,905	13,809,301

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
Telecom Plus P.L.C.	413,592	$7,240,894

TOTAL UTILITIES		30,360,052

TOTAL COMMON STOCKS Cost ($1,553,195,921)		1,962,557,475

		Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§ The DFA Short Term Investment Fund	2,681,989	31,030,615

TOTAL INVESTMENTS — (100.0%) (Cost $1,584,221,568)^^		$1,993,588,090

Summary of the Series’ investments as of March 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$51,555,881	—	$51,555,881
Consumer Discretionary	—	395,394,607	—	395,394,607
Consumer Staples	—	123,964,492	—	123,964,492
Energy	—	40,074,991	—	40,074,991
Financials	—	280,695,425	—	280,695,425
Health Care	—	61,886,979	—	61,886,979
Industrials	—	625,347,111	—	625,347,111
Information Technology	—	138,734,505	—	138,734,505
Materials	—	136,887,553	—	136,887,553
Real Estate	—	77,655,879	—	77,655,879
Utilities	—	30,360,052	—	30,360,052

Securities Lending Collateral	—	31,030,615	—	31,030,615

TOTAL	—	$1,993,588,090	—	$1,993,588,090

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (94.0%)
AUSTRIA — (3.7%)
	Agrana Beteiligungs AG	83,141	$1,711,658
	ANDRITZ AG	477,958	21,481,584
#	AT&S Austria Technologie & Systemtechnik AG	181,572	6,510,853
	Atrium European Real Estate, Ltd.	1,024,565	3,335,910
	BAWAG Group AG	20,798	1,072,781
	CA Immobilien Anlagen AG	497,492	21,066,978
#*	DO & CO AG	47,356	3,823,455
	EVN AG	235,387	5,064,151
#*	FACC AG	144,102	1,533,951
*	Flughafen Wien AG	30,811	1,054,395
*	IMMOFINANZ AG	670,468	13,677,835
	Josef Manner & Co. AG	870	105,047
#*	Kapsch TrafficCom AG	29,728	519,712
#*	Lenzing AG	87,183	11,181,758
	Mayr Melnhof Karton AG	56,619	11,643,257
	Oberbank AG	28,996	2,917,384
#	Oesterreichische Post AG	242,639	10,617,616
	Palfinger AG	98,449	3,840,617
#*	POLYTEC Holding AG	102,244	1,284,596
*	Porr AG	74,767	1,366,942
*	Raiffeisen Bank International AG	198,943	4,367,362
#	Rosenbauer International AG	21,100	1,222,298
	S IMMO AG	346,922	8,718,757
	Schoeller-Bleckmann Oilfield Equipment AG	68,314	3,063,131
*	Semperit AG Holding	69,672	3,099,477
	Strabag SE	107,575	3,801,176
	Telekom Austria AG	1,099,338	8,663,762
	UBM Development AG	21,002	933,739
	UNIQA Insurance Group AG	993,126	7,452,063
	Vienna Insurance Group AG Wiener Versicherung Gruppe	303,240	7,859,867
	voestalpine AG	640,995	26,545,374
	Wienerberger AG	617,965	22,593,792
	Zumtobel Group AG	159,065	1,462,297

TOTAL AUSTRIA			223,593,575

BELGIUM — (3.4%)
	Ackermans & van Haaren NV	171,330	27,235,938
*	AGFA-Gevaert NV	1,318,062	6,119,052
	Atenor	22,537	1,501,282
	Banque Nationale de Belgique	87	186,722
	Barco NV	456,527	10,708,860
	Bekaert SA	249,535	10,434,376
#*	Biocartis Group NV	227,423	1,192,610
*	bpost SA	618,441	5,906,663
#*	Celyad Oncology SA	42,190	299,269
*	Cie d’Entreprises CFE	49,587	4,984,206
*	Deceuninck NV	435,935	1,523,319
	D’ieteren SA	194,540	19,024,051
	Econocom Group SA	727,792	2,851,484
#	Elia Group SA	132,252	14,564,646
	Etablissements Franz Colruyt NV	1,697	101,171
	Euronav NV	1,353,879	12,392,619
*	EVS Broadcast Equipment SA	69,287	1,462,541
#*	Exmar NV	145,690	609,020
	Fagron	291,162	6,460,826

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Gimv NV	110,540	$6,609,742
#	Immobel SA	22,042	1,669,962
#	Ion Beam Applications	125,553	2,415,786
*	Jensen-Group NV	20,961	647,840
#*	Kinepolis Group NV	92,310	4,780,439
	Lotus Bakeries NV	1,758	9,296,395
#*	MDxHealth	69,016	93,308
	Melexis NV	111,148	11,757,045
#*	Ontex Group NV	360,468	3,796,340
	Orange Belgium SA	184,054	4,941,864
#*	Oxurion NV	128,049	373,069
#	Picanol	26,368	2,330,139
	Proximus SADP	193,630	4,212,984
	Recticel SA	272,024	3,961,061
	Resilux	5,788	1,113,367
*	Roularta Media Group NV	19,318	325,070
#	Shurgard Self Storage SA	10,845	493,937
*	Sipef NV	36,491	1,967,561
	Telenet Group Holding NV	181,801	7,369,284
	TER Beke SA	3,565	475,783
*	Tessenderlo Group SA	208,770	9,163,931
	Van de Velde NV	38,938	1,143,440
	VGP NV	4,100	655,742
	Viohalco SA	498,361	2,896,964

TOTAL BELGIUM			210,049,708

DENMARK — (5.2%)
*	ALK-Abello A.S.	43,541	16,533,826
	Alm Brand A.S.	554,009	6,500,306
#*	Bang & Olufsen A.S.	614,019	2,926,866
*	BankNordik P/F	10,800	265,656
*	Bavarian Nordic A.S.	276,592	12,468,359
*	Brodrene Hartmann A.S.	16,148	1,328,775
#	cBrain A/S	625	20,796
	Chemometec A/S	3,914	370,178
*	Columbus A.S.	381,353	924,732
	D/S Norden A.S.	193,229	4,474,416
*	Dfds A.S.	288,567	14,755,434
*	Djurslands Bank A.S.	6,458	315,607
*	Drilling Co. of 1972 A.S. (The)	67,501	2,676,129
#	FLSmidth & Co. A.S.	250,483	9,596,134
#	Fluegger Group A.S.	4,198	490,531
	GronlandsBANKEN A.S.	1,125	108,156
	H Lundbeck A.S.	21,136	721,718
*	H+H International A.S., Class B	111,938	2,881,337
*	Harboes Bryggeri A.S., Class B	9,576	107,189
*	ISS A.S.	521,164	9,713,000
*	Jeudan A.S.	38,740	1,522,673
*	Jyske Bank A.S.	431,986	20,614,102
	Lan & Spar Bank	4,981	400,378
*	Matas A.S.	239,471	3,136,227
#	Netcompany Group A.S.	12,638	1,203,724
*	Nilfisk Holding A.S.	153,943	4,694,645
*	NKT A.S.	269,569	11,710,565
#	NNIT A.S.	69,757	1,169,829
	Pandora A.S.	192,255	20,561,552
*	Parken Sport & Entertainment A.S.	18,593	219,742
	Per Aarsleff Holding A.S.	131,712	5,720,046
	Ringkjoebing Landbobank A.S.	192,088	18,764,387

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
*	Roblon A.S., Class B	973	$28,991
	Rockwool International A.S., Class A	730	273,158
	Rockwool International A.S., Class B	11,400	4,798,217
	Royal Unibrew A.S.	327,792	34,265,285
#	RTX A.S.	54,444	1,657,625
	Scandinavian Tobacco Group A.S., Class A	388,052	7,448,657
	Schouw & Co., A.S.	89,926	9,406,006
#	SimCorp A.S.	260,025	32,195,339
	Solar A.S., Class B	38,054	2,872,433
*	Spar Nord Bank A.S.	596,853	6,370,491
	Sydbank A.S.	471,338	12,698,635
#*	Tivoli A.S.	9,878	1,164,595
#	Topdanmark A.S.	437,897	19,972,371
#	TORM P.L.C.	189,104	1,722,175
	United International Enterprises, Ltd.	10,336	2,715,214
*	Vestjysk Bank A.S.	1,931,528	1,041,666
*	Zealand Pharma A.S.	183,481	5,804,389

TOTAL DENMARK			321,332,262

FINLAND — (6.0%)
	Aktia Bank Oyj	324,379	3,744,621
#	Alandsbanken Abp, Class B	20,869	653,429
	Alma Media Oyj	129,772	1,370,233
#	Altia Oyj	12,029	150,040
	Apetit Oyj	19,668	307,792
	Aspo Oyj	103,690	1,079,190
	Atria Oyj	89,419	1,240,072
*	BasWare Oyj	51,269	2,203,459
#*	Bittium Oyj	204,447	1,584,327
#	Cargotec Oyj, Class B	284,301	15,384,700
#	Caverion Oyj	646,986	3,924,055
#	Citycon Oyj	477,252	3,970,647
	Digia Oyj	75,945	670,067
#	Enento Group Oyj	1,665	68,546
#*	Finnair Oyj	4,731,016	3,934,431
	Fiskars Oyj Abp	211,905	3,944,237
	F-Secure Oyj	647,558	3,067,477
*	Glaston Oyj ABP	9,217	9,182
	Harvia Oyj	664	23,995
*	HKScan Oyj, Class A	234,984	631,278
	Huhtamaki Oyj	652,963	29,546,881
	Ilkka-Yhtyma Oyj	58,887	356,895
	Kamux Corp.	2,121	32,536
	Kemira Oyj	734,431	11,282,150
	Kojamo Oyj	205,926	4,034,033
	Konecranes Oyj	464,401	20,697,296
#	Lassila & Tikanoja Oyj	209,178	3,427,526
#*	Lehto Group Oyj	159,853	330,935
	Marimekko Oyj	247	14,015
	Metsa Board Oyj	1,300,465	14,160,155
	Metso Outotec Oyj	2,828,773	31,539,751
	Neles Oyj	667,333	8,472,255
	Nokian Renkaat Oyj	561,685	20,345,493
	Olvi Oyj, Class A	95,688	5,463,209
	Oriola Oyj, Class A	6,054	15,617
#	Oriola Oyj, Class B	880,807	2,118,221
#	Orion Oyj, Class A	143,951	6,188,587
#	Orion Oyj, Class B	515,971	20,673,261
#*	Outokumpu Oyj	2,215,229	12,835,525

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
*	Pihlajalinna Oyj	77,064	$1,048,389
#	Ponsse Oyj	71,199	3,153,658
*	QT Group Oyj	56,327	5,902,512
	Raisio Oyj, Class V	947,762	4,350,984
*	Rapala VMC Oyj	113,078	944,461
	Raute Oyj, Class A	2,644	70,648
#	Revenio Group Oyj	129,671	7,699,100
	Sanoma Oyj	730,928	12,277,577
	Teleste Oyj	52,966	319,216
	Terveystalo Oyj	24,688	342,660
	TietoEVRY Oyj	439,754	13,626,648
*	Tikkurila Oyj	240,104	9,532,268
	Tokmanni Group Corp.	313,447	7,345,933
	Uponor Oyj	387,896	8,609,569
	Vaisala Oyj, Class A	120,241	4,492,893
#	Valmet Oyj	889,683	32,393,982
#*	Viking Line Abp	7,869	137,380
#	Wartsila Oyj Abp	731,015	7,663,107
#	YIT Oyj	1,240,508	6,594,873

TOTAL FINLAND			366,001,977

FRANCE — (9.8%)
	ABC arbitrage	84,953	722,433
#*	Akka Technologies	78,596	2,050,389
	AKWEL	61,489	2,153,938
	Albioma SA	191,797	9,399,771
	ALD SA	21,119	308,893
	Altamir	136,094	3,765,641
*	Alten SA	164,730	19,326,802
#*	Amplitude Surgical SAS	19,526	51,478
	Assystem SA	60,928	1,835,704
*	Ateme SA	490	8,791
	Aubay	41,374	2,090,533
*	Axway Software SA	38,973	1,229,241
#	Bastide le Confort Medical	18,680	1,071,663
*	Beneteau SA	236,902	3,319,999
*	Bigben Interactive	94,289	2,180,839
	Boiron SA	37,981	1,593,515
	Bonduelle SCA	93,424	2,340,867
#	Bourbon Corp.	28,851	0
	Burelle SA	1,134	1,201,552
#*	Casino Guichard Perrachon SA	271,603	9,048,228
#*	Catering International Services	14,124	198,742
*	Cegedim SA	32,518	915,214
*	CGG SA	4,294,730	5,150,520
#	Chargeurs SA	125,784	3,408,241
*	Cie des Alpes	68,915	1,770,020
	Cie Plastic Omnium SA	397,771	14,557,259
*	Coface SA	666,148	7,360,173
*	Derichebourg SA	674,728	5,521,758
	Electricite de Strasbourg SA	21,112	2,896,807
#	Elior Group SA	577,567	4,280,045
*	Elis SA	1,122,246	18,317,199
*	Eramet SA	50,163	3,556,242
*	Erytech Pharma SA	3,609	25,564
*	Esso SA Francaise	6,184	84,913
*	Etablissements Maurel et Prom SA	294,902	693,543
	Euronext NV	223,445	22,489,674
#	Eutelsat Communications SA	1,232,764	14,996,821

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
*	Exel Industries, Class A	10,459	$821,743
*	Faurecia SE	308,936	16,438,902
	Fleury Michon SA	5,329	127,529
*	Fnac Darty SA	121,981	7,480,085
*	Gaumont SA	10,956	1,417,262
	Gaztransport Et Technigaz SA	130,815	10,422,406
#	GEA	2,433	299,701
#*	GL Events	58,364	965,283
*	Groupe Crit	22,187	1,820,564
	Groupe Gorge SA	4,320	82,245
*	Groupe SFPI	21,754	43,178
	Guerbet	38,504	1,495,593
	Haulotte Group SA	73,020	517,581
*	HEXAOM	15,908	817,067
*	ID Logistics Group	14,640	3,915,181
#	Imerys SA	208,694	10,149,730
#*	Innate Pharma SA	15,558	67,997
	IPSOS	248,613	9,379,637
#	Jacquet Metals SA	87,314	2,029,391
*	JCDecaux SA	165,865	4,181,406
	Kaufman & Broad SA	122,744	5,301,087
*	Korian SA	466,206	16,179,751
#*	Lagardere SCA	603,838	15,855,430
	Laurent-Perrier	13,890	1,293,428
	Lectra	166,120	5,492,601
	Linedata Services	14,505	595,653
*	LISI	114,546	3,337,806
	LNA Sante SA	33,206	1,783,740
*	Maisons du Monde SA	280,214	6,197,622
	Manitou BF SA	66,010	2,213,517
	Manutan International	15,102	1,256,264
*	Mersen SA	115,668	4,025,750
#*	METabolic EXplorer SA	142,767	889,198
*	Metropole Television SA	242,637	5,181,755
#*	Neoen SA	27,987	1,403,001
*	Nexans SA	198,725	17,583,834
	Nexity SA	297,674	14,669,744
#*	Nicox	145,865	728,092
*	NRJ Group	85,587	653,657
#*	Oeneo SA	128,172	1,669,075
*	OL Groupe SA	10,735	29,565
#*	Onxeo SA	88,887	75,075
#*	Onxeo SA	48,958	41,712
*	Orpea SA	17,320	2,005,627
	Pharmagest Interactive	436	48,720
*	Pierre Et Vacances SA	781	10,663
*	Plastivaloire	14,341	135,821
	Quadient SA	207,325	4,977,053
#*	Rallye SA	36,059	307,564
#*	Recylex SA	102,008	41,450
*	Rexel SA	2,073,563	41,044,383
#	Robertet SA	2,749	2,983,659
*	Rothschild & Co.	116,118	4,194,638
	Rubis SCA	510,543	24,161,526
	Samse SA	7,930	1,617,814
*	Savencia SA	33,976	2,899,925
*	SCOR SE	263,872	8,988,268
	Seche Environnement SA	18,630	1,115,649
	SES SA	1,000,143	7,934,177

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	174,241	$10,199,173
*	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	56,151	4,177,407
*	Societe Marseillaise du Tunnel Prado-Carenage SA	5,211	107,989
	Societe pour l’Informatique Industrielle	41,811	1,245,036
*	SOITEC	131,953	26,935,223
#*	Solocal Group	681,417	2,294,234
	Somfy SA	90,725	15,166,119
*	Sopra Steria Group	108,873	18,192,485
*	SPIE SA	839,574	20,085,084
#*	SRP Groupe SA	56,827	198,239
	Stef SA	25,714	2,702,665
	Sword Group	33,570	1,506,635
*	Synergie SE	67,143	2,553,299
*	Tarkett SA	202,726	3,233,682
*	Television Francaise 1	427,799	3,890,350
#	TFF Group	9,347	329,655
	Thermador Groupe	37,127	3,370,330
#	Tikehau Capital SCA	14,886	441,739
	Total Gabon	3,883	644,021
	Trigano SA	53,337	9,969,192
*	Union Financiere de France BQE SA	18,515	430,245
#*	Vallourec SA	49,247	1,671,649
*	Valneva SE	69,195	859,097
	Verallia SASU	28,437	1,024,434
	Vetoquinol SA	16,496	1,905,538
	Vicat SA	126,485	6,138,191
	VIEL & Cie SA	156,945	1,085,684
	Vilmorin & Cie SA	35,656	2,531,463
*	Virbac SA	21,378	5,500,753
*	Vranken-Pommery Monopole SA	16,787	352,242
*	Wavestone	1,222	49,287
*	X-Fab Silicon Foundries SE	5,875	50,575
*	Xilam Animation S.A.	197	10,965
*	XPO Logistics Europe SADIR	33	11,596

TOTAL FRANCE			600,184,063

GERMANY — (15.3%)
	1&1 Drillisch AG	195,276	5,486,867
	7C Solarparken AG	31,077	148,604
*	Aareal Bank AG	462,545	13,130,476
	Adesso SE	597	76,042
*	ADLER Group SA	84,233	2,306,844
*	ADVA Optical Networking SE	355,643	4,221,990
*	AIXTRON SE	484,849	11,020,437
	All for One Group SE	4,222	308,934
#	Allgeier SE	46,117	1,325,104
*	Amadeus Fire AG	2,066	302,555
	Atoss Software AG	5,654	1,072,452
	Aurubis AG	290,148	24,046,491
	Basler AG	30,321	3,491,468
#*	Bauer AG	71,621	988,322
	BayWa AG	105,190	4,639,974
	BayWa AG	124	5,741
	Bechtle AG	32,696	6,133,624
	Befesa SA	8,592	575,719
	Bertrandt AG	36,691	1,999,380
	bet-at-home.com AG	20,877	1,122,023
*	Bijou Brigitte AG	22,688	641,423
	Bilfinger SE	193,165	7,069,153

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Borussia Dortmund GmbH & Co. KGaA	530,026	$3,374,122
	CANCOM SE	203,056	11,709,944
*	CECONOMY AG	1,044,271	6,047,968
*	CENIT AG	54,144	851,386
	Cewe Stiftung & Co. KGAA	43,389	6,127,807
*	Commerzbank AG	2,926,710	17,960,089
	CompuGroup Medical SE & Co. KgaA	185,429	15,672,081
#*	Corestate Capital Holding SA	77,099	1,280,489
	CropEnergies AG	177,529	2,489,738
*	CTS Eventim AG & Co. KGaA	349,410	20,291,073
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	647,805
	Dermapharm Holding SE	26,807	1,917,293
	Deutsche Beteiligungs AG	92,778	4,185,457
*	Deutsche EuroShop AG	320,657	6,682,746
*	Deutsche Lufthansa AG	65,367	866,982
*	Deutsche Pfandbriefbank AG	1,030,684	12,005,783
*	Deutz AG	1,015,496	7,593,683
*	Dialog Semiconductor P.L.C.	544,240	41,032,970
	DIC Asset AG	384,623	6,662,674
	DMG Mori AG	12,442	614,604
	Dr Hoenle AG	35,520	1,981,888
	Draegerwerk AG & Co. KGaA	20,476	1,552,867
#	Duerr AG	407,164	16,952,702
	Eckert & Ziegler Strahlen- und Medizintechnik AG	103,812	8,287,984
*	EDAG Engineering Group AG	51,353	541,296
	Elmos Semiconductor SE	34,207	1,438,348
*	ElringKlinger AG	186,329	2,735,816
#	Encavis AG	159,054	3,014,719
	Energiekontor AG	2,624	179,184
#*	Evotec SE	78,410	2,825,105
	Fabasoft AG	509	24,112
*	Ferratum Oyj	39,731	293,868
*	Fielmann AG	118,208	9,431,338
	First Sensor AG	23,426	1,115,532
*	Flatex AG	18,537	1,717,951
	FORTEC Elektronik AG	372	7,850
*	Francotyp-Postalia Holding AG, Class A	55,619	202,303
*	Fraport AG Frankfurt Airport Services Worldwide	76,050	4,620,524
	Freenet AG	930,432	22,288,840
	Fuchs Petrolub SE	108,436	4,364,841
	GEA Group AG	847,030	34,741,565
	Gerresheimer AG	242,136	24,048,308
	Gesco AG	55,404	1,546,839
	GFT Technologies SE	123,639	2,293,437
	Grand City Properties SA	803,479	20,125,336
*	H&R GmbH & Co. KGaA	71,674	512,871
	Hamburger Hafen und Logistik AG	188,498	4,176,154
	Hawesko Holding AG	52	2,823
#*	Heidelberger Druckmaschinen AG	1,340,269	1,806,818
*	Hella GmbH & Co KGaA	241,744	13,574,756
*	Highlight Communications AG	98,406	456,453
	Hochtief AG	8,694	778,354
*	HolidayCheck Group AG	325,440	849,383
	Hornbach Baumarkt AG	51,444	2,163,640
	Hornbach Holding AG & Co. KGaA	39,996	3,906,066
	Hugo Boss AG	382,229	15,019,334
*	Hypoport SE	3,088	1,637,779
	Indus Holding AG	134,558	5,587,308
*	Instone Real Estate Group AG	7,571	208,145

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	IVU Traffic Technologies AG	50,948	$1,105,024
	Jenoptik AG	383,317	11,520,621
*	JOST Werke AG	5,660	357,873
	K+S AG	1,185,372	11,794,294
*	Kloeckner & Co. SE	463,926	5,842,669
#*	Koenig & Bauer AG	93,035	2,774,131
	Krones AG	113,425	9,214,052
	KSB SE & Co. KGaA	3,326	1,178,209
	KWS Saat SE & Co., KGaA	80,774	6,995,376
	Lanxess AG	597,294	44,083,134
	Leifheit AG	60,321	3,196,629
#*	Leoni AG	185,404	2,325,947
#	LPKF Laser & Electronics AG	88,339	2,470,932
#*	Manz AG	28,275	1,757,288
*	Mediclin AG	88,966	450,543
#*	Medigene AG	116,971	535,146
	METRO AG	553,216	5,842,337
	MLP SE	377,507	3,111,968
*	Nagarro SE	46,117	5,063,756
	Nemetschek SE	44,616	2,848,017
	New Work SE	20,199	5,242,334
#	Nexus AG	88,367	5,679,955
*	Nordex SE	508,398	16,312,695
	Norma Group SE	231,101	10,970,284
#*	OHB SE	37,995	1,573,468
	Patrizia AG	349,841	8,856,572
	Pfeiffer Vacuum Technology AG	48,322	8,784,884
	PNE AG	493,007	4,275,002
*	Progress-Werk Oberkirch AG	8,558	264,981
*	ProSiebenSat.1 Media SE	1,254,182	25,613,007
	PSI Software AG	50,850	1,599,382
*	PVA TePla AG	3,771	115,668
	q.beyond AG	768,941	1,706,150
*	R Stahl AG	14,952	438,583
	Rheinmetall AG	313,337	31,779,676
*	RTL Group SA	27,994	1,641,647
#*	S&T AG	335,113	8,336,757
*	SAF-Holland SE	320,332	4,668,419
*	Salzgitter AG	262,490	8,196,959
#*	Schaltbau Holding AG	33,065	1,299,771
	Schloss Wachenheim AG	8,017	151,340
#	Secunet Security Networks AG	6,313	2,003,391
#*	SGL Carbon SE	298,485	2,115,237
#*	Siltronic AG	146,283	23,587,585
*	Sixt SE	95,154	12,582,235
*	SMA Solar Technology AG	69,928	4,113,597
#*	SNP Schneider-Neureither & Partner SE	2,373	161,793
	Softing AG	14,914	91,049
	Software AG	359,622	15,149,837
	Stabilus SA	173,972	12,264,313
	STRATEC SE	24,591	3,321,697
	Stroeer SE & Co. KGaA	198,823	16,199,627
	Suedzucker AG	522,404	8,854,936
*	SUESS MicroTec SE	134,313	4,193,984
*	Surteco Group SE	46,502	1,394,293
*	Syzygy AG	2,030	13,947
	TAG Immobilien AG	954,559	27,246,880
*	Takkt AG	209,522	3,171,699
#*	Technotrans SE	46,673	1,399,839

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
#*	Tele Columbus AG	327,138	$1,239,140
#	Telefonica Deutschland Holding AG	1,092,787	3,205,665
*	Thyssenkrupp AG	499,402	6,670,017
	Traffic Systems SE	36,351	1,487,334
*	va-Q-tec AG	869	32,203
#	VERBIO Vereinigte BioEnergie AG	157,195	6,769,486
*	Vossloh AG	66,029	3,286,900
	Wacker Chemie AG	86,247	12,270,386
*	Wacker Neuson SE	218,897	5,240,937
*	Washtec AG	77,520	4,455,832
	Wuestenrot & Wuerttembergische AG	113,328	2,362,910
	Zeal Network SE	53,361	2,744,793
*	zooplus AG	4,165	1,189,745

TOTAL GERMANY			933,937,521

GREECE — (0.0%)
	Alfa Alfa Energy SA	3,810	0
	Babis Vovos International Construction SA	21,073	0
*	Neorion Holdings SA	14,991	0

TOTAL GREECE			0

IRELAND — (0.8%)
#*	AIB Group P.L.C.	538,900	1,413,788
*	Bank of Ireland Group P.L.C.	4,480,331	22,125,075
*	Cairn Homes P.L.C	1,682,438	2,106,555
#*	Datalex P.L.C.	107,125	61,843
*	FBD Holdings P.L.C.	125,459	1,016,417
*	FBD Holdings P.L.C.	17,353	141,873
	Glanbia P.L.C.	346,148	5,137,311
	Glanbia P.L.C.	700,613	10,358,449
*	Irish Continental Group P.L.C.	586,653	3,036,778
*	Irish Continental Group P.L.C.	234,200	1,174,689
*	Permanent TSB Group Holdings P.L.C.	229,967	291,397

TOTAL IRELAND			46,864,175

ISRAEL — (3.2%)
	Adgar Investment and Development, Ltd.	39,391	70,112
#	Afcon Holdings, Ltd.	3,064	135,656
#*	AFI Properties, Ltd.	109,219	3,816,594
#	Africa Israel Residences, Ltd.	2,237	106,415
*	Airport City, Ltd.	287,717	4,044,768
	Albaad Massuot Yitzhak, Ltd.	2,031	44,767
*	Allot, Ltd.	188,324	2,947,025
#*	Alrov Properties and Lodgings, Ltd.	49,397	2,312,238
#	Arad, Ltd.	18,409	264,572
#	Ashtrom Group, Ltd.	222,875	4,186,106
	Atreyu Capital Markets, Ltd.	2,819	41,761
	AudioCodes, Ltd.	49,870	1,349,517
#*	Avgol Industries 1953, Ltd.	468,925	396,515
#*	Azorim-Investment Development & Construction Co., Ltd.	511,227	1,861,164
#*	Bet Shemesh Engines Holdings 1997, Ltd.	21,702	459,850
*	Big Shopping Centers, Ltd.	33,343	3,597,803
	Blue Square Real Estate, Ltd.	36,428	2,525,985
*	Brack Capital Properties NV	18,347	1,562,068
#*	Brainsway, Ltd.	54,222	244,371
#*	Camtek, Ltd.	113,800	3,278,610
	Carasso Motors, Ltd.	127,286	612,395
*	Cellcom Israel, Ltd.	495,333	1,854,885

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#*	Ceragon Networks, Ltd.	266,244	$1,003,740
*	Clal Insurance Enterprises Holdings, Ltd.	308,932	5,088,733
#*	Compugen, Ltd.	120,052	977,426
	Danel Adir Yeoshua, Ltd.	21,947	3,601,063
	Delek Automotive Systems, Ltd.	226,353	2,767,442
#*	Delek Group, Ltd.	7,609	383,393
	Delta-Galil Industries, Ltd.	70,358	1,738,500
	Dor Alon Energy in Israel 1988, Ltd.	15,057	352,496
	Duniec Brothers, Ltd.	304	10,672
#	Electra Consumer Products 1970, Ltd.	53,953	2,331,416
#	Electra Real Estate, Ltd.	24,849	201,439
	Electra, Ltd.	12,063	6,292,661
*	Ellomay Capital, Ltd.	291	9,290
#*	Enlight Renewable Energy, Ltd.	2,350,621	4,406,138
#*	Equital, Ltd.	117,510	2,854,941
*	FMS Enterprises Migun, Ltd.	19,186	534,444
#	Formula Systems 1985, Ltd.	62,881	5,562,023
#	Fox Wizel, Ltd.	57,376	6,554,067
#	Gev-Yam Land Corp., Ltd.	667,282	5,321,496
	Gilat Satellite Networks, Ltd.	225,761	2,360,709
#	Hadera Paper, Ltd.	21,885	1,407,153
#*	Hamlet Israel-Canada, Ltd.	32,585	622,830
	Harel Insurance Investments & Financial Services, Ltd.	867,528	8,772,800
#	Hilan, Ltd.	100,860	4,783,355
#	IDI Insurance Co., Ltd.	44,734	1,696,313
	IES Holdings, Ltd.	322	22,042
#	Inrom Construction Industries, Ltd.	359,755	1,776,968
	Isracard, Ltd.	3,448	11,856
#	Israel Canada T.R, Ltd.	131,507	374,487
#	Israel Land Development—Urban Renewal, Ltd.	41,747	464,549
	Isras Investment Co., Ltd.	5,655	1,089,719
*	Issta Lines, Ltd.	12,135	213,957
#*	Kamada, Ltd.	212,977	1,302,558
	Kenon Holdings, Ltd.	124,381	3,785,238
#	Kerur Holdings, Ltd.	31,762	937,034
	Klil Industries, Ltd.	5,696	580,124
#	Magic Software Enterprises, Ltd.	133,913	2,080,495
#	Malam—Team, Ltd.	3,720	105,025
	Matrix IT, Ltd.	221,443	5,311,180
	Maytronics, Ltd.	285,819	5,198,754
#	Mediterranean Towers, Ltd.	407,515	1,132,493
#	Mega Or Holdings, Ltd.	81,523	2,407,645
#*	Mehadrin, Ltd.	3,072	132,382
#	Meitav Dash Investments, Ltd.	125,156	642,425
	Menora Mivtachim Holdings, Ltd.	183,680	3,810,765
*	Migdal Insurance & Financial Holdings, Ltd.	2,542,729	2,945,621
*	Minrav Holdings, Ltd.	263	55,632
#	Mivne Real Estate KD, Ltd.	698,650	1,719,790
*	Mivtach Shamir Holdings, Ltd.	24,697	757,895
	Mizrahi Tefahot Bank, Ltd.	1	27
#*	Naphtha Israel Petroleum Corp., Ltd.	244,337	1,126,577
	Nawi Brothers, Ltd.	116,369	764,726
	Neto ME Holdings, Ltd.	9,545	465,609
#*	Nova Measuring Instruments, Ltd.	162,077	14,224,977
	NR Spuntech Industries, Ltd.	76,176	201,551
*	Oil Refineries, Ltd.	9,609,294	2,230,649
#	One Software Technologies, Ltd.	2,082	271,266
#*	OPC Energy, Ltd.	57,888	591,026
#*	Partner Communications Co., Ltd.	806,477	3,907,086

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Paz Oil Co., Ltd.	60,870	$5,587,826
*	Perion Network, Ltd.	31,361	541,054
*	Phoenix Holdings, Ltd. (The)	595,683	5,228,132
#	Plasson Industries, Ltd.	20,585	978,973
*	Pluristem Therapeutics, Inc.	3,536	15,913
	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	51,193	3,328,582
	Scope Metals Group, Ltd.	47,147	1,175,511
*	Shikun & Binui, Ltd.	422,330	2,447,618
	Shufersal, Ltd.	399,279	3,284,990
*	Summit Real Estate Holdings, Ltd.	215,385	3,171,783
*	Suny Cellular Communication, Ltd.	473,129	153,060
	Tadiran Holdings, Ltd.	15,407	1,619,892
	YH Dimri Construction & Development, Ltd.	10,844	593,425

TOTAL ISRAEL			194,116,604

ITALY — (8.2%)
	A2A SpA	9,873,712	17,971,151
	ACEA SpA	377,888	8,259,096
#*	Aeffe SpA	156,636	202,090
#*	Amplifon SpA	106,318	3,956,160
	Anima Holding SpA	2,104,654	10,833,479
#*	Aquafil SpA	77,554	474,728
*	Arnoldo Mondadori Editore SpA	904,095	1,652,269
	Ascopiave SpA	474,229	2,170,821
#*	Autogrill SpA	871,040	7,208,518
*	Autostrade Meridionali SpA	3,917	120,835
*	Avio SpA	104,775	1,507,718
	Azimut Holding SpA	742,592	16,916,335
*	B&C Speakers SpA	16,806	226,610
#*	Banca Carige SpA	148,412	48,732
*	Banca Farmafactoring SpA	754,049	5,540,878
*	Banca Generali SpA	362,225	12,746,386
*	Banca IFIS SpA	151,590	2,000,030
*	Banca Mediolanum SpA	142,358	1,342,900
#*	Banca Monte dei Paschi di Siena SpA	213,039	285,504
*	Banca Popolare di Sondrio SCPA	2,843,111	9,511,390
*	Banca Profilo SpA	1,711,765	486,741
#*	Banca Sistema SpA	379,814	966,182
#*	Banco BPM SpA	10,026,255	28,599,717
*	Banco di Desio e della Brianza SpA	238,796	769,468
	BasicNet SpA	10,343	50,802
	Be Shaping The Future SpA	533,191	963,788
*	Biesse SpA	58,060	1,664,416
*	BPER Banca	6,140,387	13,496,829
*	Brunello Cucinelli SpA	234,739	10,095,340
	Buzzi Unicem SpA	566,127	14,705,139
*	Cairo Communication SpA	229,086	423,344
	Carel Industries SpA	6,786	138,178
#*	Carraro SpA	102,068	289,545
	Cementir Holding NV	333,699	3,424,836
*	Cerved Group SpA	1,348,374	14,912,925
*	CIR SpA-Compagnie Industriali	5,326,857	2,964,728
*	Credito Emiliano SpA	539,334	3,148,025
*	Credito Valtellinese SpA	391,012	5,588,683
*	d’Amico International Shipping SA	1,821,713	238,394
	Danieli & C Officine Meccaniche SpA	43,085	659,868
	Danieli & C Officine Meccaniche SpA	102,606	2,579,974
	De’ Longhi SpA	387,895	15,666,957
	DeA Capital SpA	679,797	1,151,521

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Elica SpA	166,709	$660,540
*	Emak SpA	388,913	601,061
	ERG SpA	343,497	10,212,025
*	Esprinet SpA	221,349	2,790,728
#*	Eurotech SpA	216,751	1,310,684
#	Fiera Milano SpA	107,924	438,401
#*	Fila SpA	142,640	1,689,083
#*	Fincantieri SpA	3,504,948	2,873,527
#	Finmatica SpA	5,960	0
*	FNM SpA	1,412,345	1,040,114
*	Freni Brembo SpA	816,977	10,169,421
#*	Gefran SpA	35,925	304,863
#*	Geox SpA	494,420	475,686
	Gruppo MutuiOnline SpA	164,315	8,657,877
#*	Guala Closures SpA	56,729	562,770
	Hera SpA	4,939,246	18,939,453
*	Illimity Bank SpA	43,783	491,144
*	IMMSI SpA	965,549	521,796
#*	Intek Group SpA	1,885,608	751,830
	Interpump Group SpA	130,995	6,602,092
	Iren SpA	4,259,847	11,781,346
	Italgas SpA	3,402,703	22,097,472
	Italmobiliare SpA	76,176	2,562,986
*	IVS Group SA	58,424	388,786
*	Juventus Football Club SpA	2,997,765	2,759,472
	La Doria SpA	86,202	1,818,459
	Leonardo SpA	996,204	8,058,956
	LU-VE SpA	5,064	88,502
#*	Maire Tecnimont SpA	977,846	2,872,522
#*	Mariella Burani Fashion Group S.p.A.	22,744	0
*	Mediaset SpA	3,709,525	10,664,604
*	Mediobanca Banca di Credito Finanziario SpA	164,882	1,827,098
#*	Mondo TV SpA	38,811	61,609
	Openjobmetis SpA agenzia per il lavoro	63,025	635,516
#*	OVS SpA	1,107,354	1,743,453
	Piaggio & C SpA	1,243,896	4,716,891
*	Pirelli & C SpA	2,304,139	13,507,922
#*	Prima Industrie SpA	32,067	843,516
	Prysmian SpA	521,713	16,940,076
	RAI Way SpA	581,655	3,282,020
	Reno de Medici SpA	1,173,753	1,570,201
	Reply SpA	147,531	18,670,779
*	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	801,247
	Sabaf SpA	49,948	1,365,169
#*	Safilo Group SpA	233,748	249,439
#	Saipem SpA	3,688,367	10,048,467
#*	Saras SpA	3,470,844	2,351,645
	Servizi Italia SpA	62,874	169,005
*	Sesa SpA	50,391	6,154,633
#*	Societa Cattolica di Assicurazioni SC	779,964	4,575,589
*	Sogefi SpA	332,859	517,602
	SOL SpA	162,544	3,193,765
	Tamburi Investment Partners SpA	801,679	7,121,759
*	Technogym SpA	631,612	7,334,570
#	Tenaris SA	297,746	3,366,900
*	Tinexta S.p.A.	122,766	3,253,087
#*	Tiscali SpA	2,577,711	83,054
*	Tod’s SpA	60,475	1,975,491
*	TXT e-solutions SpA	43,931	382,262

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
*	Unieuro SpA	66,937	$1,698,026
*	Unipol Gruppo SpA	3,109,522	17,320,381
#	UnipolSai Assicurazioni SpA	242,919	729,690
#	Webuild SpA	1,282,257	2,682,176
	Zignago Vetro SpA	181,037	3,436,855

TOTAL ITALY			500,757,123

NETHERLANDS — (6.9%)
	Aalberts NV	691,302	34,961,599
*	Accell Group NV	144,227	6,650,644
#*	AFC Ajax NV	13,955	258,931
	AMG Advanced Metallurgical Group NV	184,488	7,388,778
	Amsterdam Commodities NV	119,479	2,990,937
	APERAM SA	341,294	15,344,048
*	Arcadis NV	526,518	21,435,438
	ASR Nederland NV	873,857	39,057,045
*	Avantium N.V.	1,640	11,437
*	Basic-Fit NV	181,929	6,992,430
	BE Semiconductor Industries NV	476,805	39,828,820
#*	Beter Bed Holding NV	10,924	66,962
*	Boskalis Westminster	600,774	19,301,175
*	Brunel International NV	155,477	2,004,768
	Corbion NV	416,939	23,132,980
	Flow Traders	223,910	9,365,880
	ForFarmers NV	214,677	1,480,436
#*	Fugro NV	478,984	5,011,961
*	GrandVision NV	173,216	5,343,072
*	Heijmans NV	146,628	2,437,668
*	Hunter Douglas NV	25,613	2,018,379
	IMCD NV	357,089	49,503,612
*	Intertrust NV	466,539	7,723,204
*	Kendrion NV	96,440	2,473,785
*	Koninklijke BAM Groep NV	1,732,479	4,381,393
#*	Lucas Bols NV	23,064	297,350
	Nedap N.V.	33,400	2,411,447
*	OCI NV	327,478	7,062,724
	Ordina NV	625,125	2,426,881
*	PostNL NV	3,372,376	16,347,639
#	SBM Offshore NV	1,193,312	21,828,000
*	SIF Holding NV	34,182	647,947
*	Signify NV	780,137	40,124,918
*	Sligro Food Group NV	166,461	4,444,926
#	SNS NV	705,718	0
	TKH Group NV	267,721	12,817,266
*	TomTom NV	483,754	4,464,684
*	Van Lanschot Kempen NV	78,301	2,189,736

TOTAL NETHERLANDS			424,228,900

NORWAY — (2.4%)
	ABG Sundal Collier Holding ASA	2,446,501	2,542,500
	AF Gruppen ASA	68,590	1,411,226
*	Akastor ASA	797,680	567,089
#*	Aker Solutions ASA	1,573,806	2,710,600
#	American Shipping Co. ASA	236,690	849,699
#*	ArcticZymes Technologies ASA	6,045	51,529
#	Arendals Fossekompani A.S.	2,250	71,174
*	Asetek A/S	2,229	21,898
	Atea ASA	529,509	8,998,247

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
#*	Atlantic Sapphire ASA	29,091	$410,054
	Austevoll Seafood ASA	437,677	5,313,192
#	Avance Gas Holding, Ltd.	393,737	2,192,167
#*	Axactor SE	900,429	962,820
*	B2Holding ASA	1,390,160	1,427,022
	Bonheur ASA	146,347	3,868,800
#*	Borr Drilling Ltd.	65,386	64,856
	Borregaard ASA	725,237	15,796,412
	Bouvet ASA	623	45,956
*	BW Energy, Ltd.	205,065	642,561
	BW LPG, Ltd.	662,186	4,546,742
	BW Offshore, Ltd.	759,145	3,139,060
*	Crayon Group Holding ASA	3,751	58,954
#*	DNO ASA	3,329,878	3,646,788
	Elkem ASA	24,828	108,172
	Europris ASA	1,186,781	7,111,051
	Fjordkraft Holding ASA	2,390	19,501
	FLEX LNG, Ltd.	193,381	1,679,192
#	Frontline, Ltd.	521,533	3,824,139
	Golden Ocean Group, Ltd.	197,708	1,373,226
#*	Grieg Seafood ASA	346,230	3,427,487
#*	Hexagon Composites ASA	640,597	3,561,162
	Hoegh LNG Holdings, Ltd.	173,599	475,320
*	IDEX Biometrics ASA	560,544	170,582
	Itera ASA	10,713	18,395
	Kitron ASA	10,967	28,273
*	Kongsberg Automotive ASA	1,743,947	580,935
	Medistim ASA	255	7,593
#*	Nordic Nanovector ASA	328,770	925,171
#*	Nordic Semiconductor ASA	707,590	12,683,611
	Norway Royal Salmon ASA	92,975	2,213,663
*	Norwegian Finans Holding ASA	672,342	7,569,324
	Norwegian Property ASA	50,689	84,684
*	NRC Group ASA	6,559	13,207
#	Ocean Yield ASA	377,896	1,301,876
*	Odfjell Drilling, Ltd.	586,600	1,401,898
*	Odfjell SE, Class A	137,586	452,767
*	Olav Thon Eiendomsselskap ASA	118,760	2,273,337
#*	Otello Corp. ASA	571,363	2,046,778
*	Panoro Energy ASA	51,126	123,957
	Pareto Bank ASA	2,965	16,388
#*	PGS ASA	1,907,777	1,369,209
*	PhotoCure ASA	22,827	363,587
#*	Protector Forsikring ASA	438,078	4,589,222
*	REC Silicon ASA	1,473,908	3,311,736
	Sbanken ASA	486,979	4,693,150
	Selvaag Bolig ASA	309,083	2,279,237
*	Solon Eiendom ASA	56,855	246,167
	SpareBank 1 SR-Bank ASA	8,727	107,261
	Stolt-Nielsen, Ltd.	195,297	2,887,792
#*	Subsea 7 SA	135,523	1,361,529
	TGS NOPEC Geophysical Co. ASA	35,570	565,375
	Treasure ASA	314,079	640,025
	Veidekke ASA	712,897	9,896,418
*	Wallenius Wilhelmsen ASA	401,589	1,304,275
	Wilh Wilhelmsen Holding ASA, Class A	68,304	1,463,204
*	XXL ASA	631,470	1,380,713

TOTAL NORWAY			149,289,935

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
PORTUGAL — (0.7%)
	Altri SGPS SA	537,332	$4,104,772
#*	Banco Comercial Portugues SA, Class R	46,385,547	6,308,669
	Banco Espirito Santo SA	4,777,921	0
	Corticeira Amorim SGPS SA	12,093	143,332
*	CTT-Correios de Portugal SA	665,115	2,626,662
	Galp Energia SGPS SA	51,035	591,610
*	Ibersol SGPS SA	35,043	223,836
#*	Mota-Engil SGPS SA	641,747	1,059,097
#	Navigator Co. SA (The)	1,820,852	5,949,632
	NOS SGPS SA	1,704,809	6,204,211
#*	Novabase SGPS SA	72,649	321,119
	REN—Redes Energeticas Nacionais SGPS SA	3,006,659	8,390,997
	Semapa-Sociedade de Investimento e Gestao	166,209	2,295,119
	Sonae SGPS SA	6,383,870	5,819,144

TOTAL PORTUGAL			44,038,200

SPAIN — (5.5%)
	Acciona SA	130,597	21,944,689
	Acerinox SA	1,140,518	14,939,442
#*	Adveo Group International SA	84,445	9,002
	Alantra Partners SA	70,405	1,155,775
	Almirall SA	424,745	6,440,941
#*	Amper SA	5,396,257	1,328,199
*	Applus Services SA	911,014	9,460,211
#*	Atresmedia Corp. de Medios de Comunicacion SA	512,148	2,112,810
*	Azkoyen SA	67,253	464,546
	Banco de Sabadell SA	25,441,031	13,641,945
	Bankinter SA	3,802,314	26,460,397
	CaixaBank SA	4,339,354	13,472,759
#*	Caja de Ahorros del Mediterraneo	116,412	0
	Cia de Distribucion Integral Logista Holdings SA	357,479	7,093,026
	CIE Automotive SA	424,373	11,132,602
	Construcciones y Auxiliar de Ferrocarriles SA	129,621	5,940,288
*	Distribuidora Internacional de Alimentacion SA	207,031	29,167
	Ebro Foods SA	531,944	10,982,165
#*	eDreams ODIGEO SA	424,956	2,345,197
	Elecnor SA	200,108	2,474,906
	Enagas SA	625,236	13,611,921
*	Ence Energia y Celulosa SA	988,129	4,933,926
	Ercros SA	643,000	1,933,692
	Euskaltel SA	548,865	7,144,095
	Faes Farma SA	2,022,017	8,664,787
	Fluidra SA	324,873	9,300,874
	Fomento de Construcciones y Contratas SA	348,032	4,110,241
*	Gestamp Automocion SA	387,621	1,968,298
	Global Dominion Access SA	695,411	3,509,204
	Grupo Catalana Occidente SA	271,298	10,810,974
#	Grupo Empresarial San Jose SA	151,317	1,112,629
#*	Grupo Ezentis SA	1,629,459	817,471
	Iberpapel Gestion SA	47,911	1,071,133
#*	Indra Sistemas SA	856,710	7,545,624
	Laboratorios Farmaceuticos Rovi SA	72,954	3,931,659
*	Liberbank SA	12,317,710	4,414,212
	Mapfre SA	633,456	1,319,824
*	Mediaset Espana Comunicacion SA	1,072,499	6,394,327
*	Melia Hotels International SA	706,277	5,276,731
*	Metrovacesa S.A.	18,415	160,184
	Miquel y Costas & Miquel SA	142,055	2,568,347
	Neinor Homes SA	29,907	368,669

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
#*	Obrascon Huarte Lain SA	905,725	$673,505
#	Pharma Mar SA	79,333	9,224,595
	Prim SA	39,523	481,980
*	Promotora de Informaciones SA, Class A	1,752,528	2,004,733
	Prosegur Cash SA	73,463	67,076
#	Prosegur Cia de Seguridad SA	1,584,655	5,046,057
#*	Quabit Inmobiliaria SA	576,617	265,827
*	Realia Business SA	1,667,905	1,357,425
*	Renta 4 Banco SA	442	4,146
#	Sacyr SA	2,889,691	7,412,050
#*	Solaria Energia y Medio Ambiente SA	395,783	8,394,157
*	Solarpack Corp. Tecnologica SA	707	17,367
*	Talgo SA	587,102	2,950,110
#*	Tecnicas Reunidas SA	188,993	2,768,086
*	Tubacex SA	692,872	1,463,909
*	Unicaja Banco SA	2,633,759	2,650,635
	Vidrala SA	123,414	13,573,585
	Viscofan SA	280,336	19,376,679
*	Vocento SA	352,577	448,854
	Zardoya Otis SA	1,131,276	7,238,354

TOTAL SPAIN			337,816,019

SWEDEN — (8.7%)
	AcadeMedia AB	415,939	3,891,396
*	Adapteo Oyj	280,480	3,601,522
	AddLife AB, Class B	242,271	4,352,301
*	AddNode Group AB	84,843	2,545,796
	AddTech AB, Class B	1,058,674	15,757,464
*	AF Poyry AB	595,413	17,626,389
	Alimak Group AB	253,043	4,059,281
*	Ambea AB	92,436	767,078
*	Annehem Fastigheter AB, Class B	126,142	388,343
*	Arise AB	55,606	316,569
	Arjo AB, Class B	1,029,592	7,665,182
	Atrium Ljungberg AB, Class B	244,368	4,375,437
*	Attendo AB	686,389	3,898,557
	Avanza Bank Holding AB	409,511	12,715,967
*	Balco Group AB	979	9,537
	Beijer Alma AB	282,919	5,167,946
*	Beijer Electronics Group AB	93,898	503,489
	Bergman & Beving AB	193,579	2,688,331
	Besqab AB	21,962	359,068
	Betsson AB	928,684	8,615,130
*	Better Collective A/S	13,659	334,202
*	BHG Group AB	144,894	2,412,569
*	Bilia AB, Class A	653,084	9,667,279
	BillerudKorsnas AB	100,759	1,874,125
	BioGaia AB, Class B	122,544	5,750,136
*	Biotage AB	390,521	6,883,819
*	Bjorn Borg AB	13,009	33,784
*	Bonava AB, Class B	466,945	5,414,201
*	Boozt AB	90,604	1,885,333
	Bravida Holding AB	978,791	13,486,807
*	Bufab AB	215,726	5,309,342
*	Bulten AB	117,488	1,405,445
	Bure Equity AB	450,981	15,494,791
*	Byggmax Group AB	356,302	3,107,846
*	Calliditas Therapeutics AB, Class B	23,655	330,088
*	Catella AB	11,889	37,011

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Catena AB	152,830	$6,735,659
*	Catena Media P.L.C.	51,578	279,771
*	Cavotec SA	79,682	201,049
*	Cellavision AB	7,826	290,093
*	Clas Ohlson AB, Class B	155,907	1,670,821
	Cloetta AB, Class B	1,667,395	4,880,705
*	Collector AB	134,446	412,643
	Concentric AB	355,701	7,036,104
*	Coor Service Management Holding AB	270,442	2,197,736
	Dios Fastigheter AB	801,318	6,588,947
*	Dometic Group AB	25,003	363,432
*	Doro AB	155,569	1,050,780
*	Duni AB	220,953	2,655,103
#	Dustin Group AB	436,502	4,456,877
	Eastnine AB	126,421	1,822,555
*	Elanders AB, Class B	54,920	1,080,625
*	Electrolux Professional AB, Class B	101,500	526,591
#*	Eltel AB	206,068	631,966
*	Enea AB	102,697	2,674,513
#*	Eolus Vind AB, Class B	22,356	523,637
	eWork Group AB	32,666	370,667
*	Fagerhult AB	293,570	1,690,013
	FastPartner AB, Class A	1,130	10,935
#*	Fenix Outdoor International AG	19,372	2,612,504
	Ferronordic AB	1,301	30,396
*	Fingerprint Cards AB, Class B	634,700	2,116,202
	G5 Entertainment AB	7,823	445,486
*	GARO AB	238	15,951
*	GHP Specialty Care AB	8,362	24,300
*	Granges AB	793,999	10,324,215
*	Haldex AB	319,054	1,691,172
	Heba Fastighets AB, Class B	134,907	1,784,233
*	Hexatronic Group AB	16,073	204,408
	Hexpol AB	80,229	905,979
*	HMS Networks AB	120,248	3,799,910
#*	Hoist Finance AB	461,349	2,018,716
*	Humana AB	108,330	909,664
*	IAR Systems Group AB	1,213	18,374
	Instalco AB	55,550	2,033,954
#*	International Petroleum Corp.	61,606	200,036
	Intrum AB	82,680	2,655,031
	INVISIO AB	555	13,253
*	Inwido AB	457,409	7,544,919
#	JM AB	497,581	16,832,053
	Karnov Group AB	11,908	71,192
*	Kindred Group P.L.C.	1,227,634	21,571,947
	Klovern AB, Class B	4,943,184	8,618,545
*	KNOW IT AB	200,518	6,241,248
	Kungsleden AB	1,438,162	15,030,273
	Lagercrantz Group AB, Class B	1,394,313	12,625,091
	LeoVegas AB	159,635	936,068
	Lime Technologies AB	4,993	208,137
	Lindab International AB	609,567	12,333,465
	Loomis AB	353,378	10,737,030
*	Medcap AB	3,296	78,545
*	Medicover AB, Class B	38,704	829,493
*	Mekonomen AB	277,209	4,101,099
	Midsona AB, Class B	2,661	25,217
	MIPS AB	17,916	1,283,206

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	412,810	$5,985,462
*	Momentum Group AB, Class B	144,169	2,559,044
*	Munters Group AB	1,207	10,016
	Mycronic AB	437,340	10,273,070
	NCC AB, Class B	236,798	3,997,090
*	Nederman Holding AB	30,189	504,971
#*	Nelly Group AB	70,318	272,061
*	Net Insight AB, Class B	1,178,944	351,227
*	New Wave Group AB, Class B	426,925	3,417,787
*	Nobia AB	852,732	6,504,342
*	Nobina AB	732,991	6,147,885
*	Nolato AB, Class B	159,009	14,159,864
*	Nordic Entertainment Group AB, Class B	70,640	3,141,229
*	Nordic Waterproofing Holding AB	66,975	1,288,889
	NP3 Fastigheter AB	152,387	2,426,373
*	Nyfosa AB	1,249,698	12,848,723
*	OEM International AB, Class B	47,898	1,863,384
*	Pandox AB	345,074	5,844,718
*	Peab AB, Class B	744,929	9,009,932
	Platzer Fastigheter Holding AB, Class B	250,352	2,973,795
#	Pricer AB, Class B	892,974	3,527,851
	Proact IT Group AB	61,875	2,073,914
*	Qliro AB	70,318	377,543
#	Ratos AB, Class B	1,526,547	8,299,591
*	RaySearch Laboratories AB	157,470	1,614,746
*	Resurs Holding AB	670,656	3,668,548
*	Rottneros AB	672,020	791,160
#*	SAS AB	8,865,842	2,043,337
*	Scandi Standard AB	397,762	2,885,635
#*	Scandic Hotels Group AB	183,625	756,440
	Sectra AB, Class B	115,969	7,282,630
*	Semcon AB	118,592	1,356,375
*	Sensys Gatso Group AB	2,498,845	385,892
#*	SkiStar AB	321,068	4,394,373
*	Systemair AB	90,209	2,429,566
	Tethys Oil AB	54,710	406,300
	Troax Group AB	214,262	5,959,152
*	VBG Group AB, Class B	26,732	517,607
	Vitec Software Group AB, Class B	13,721	589,661
	Wihlborgs Fastigheter AB	796,443	15,111,707

TOTAL SWEDEN			529,805,985

SWITZERLAND — (14.2%)
	Allreal Holding AG	115,683	23,304,516
	ALSO Holding AG	44,564	12,810,540
*	ams AG	1,057,314	21,051,882
*	APG SGA SA	8,640	1,995,526
*	Arbonia AG	343,677	6,107,286
*	Aryzta AG	6,038,912	6,672,533
*	Ascom Holding AG	156,857	2,411,990
*	Autoneum Holding AG	21,144	3,970,513
	Bachem Holding AG, Class B	4,373	1,872,427
	Baloise Holding AG	1,875	318,847
	Banque Cantonale de Geneve	9,528	1,622,775
*	Banque Cantonale du Jura SA	4,071	232,548
	Banque Cantonale Vaudoise	62,952	6,142,433
	Belimo Holding AG	3,028	24,481,202
	Bell Food Group AG	14,524	4,347,425
	Bellevue Group AG	57,974	2,386,305

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Berner Kantonalbank AG	28,933	$6,521,806
	BKW AG	153,128	16,670,729
	Bobst Group SA	65,642	4,345,659
	Bossard Holding AG, Class A	43,180	9,473,798
	Bucher Industries AG	54,197	27,617,062
	Burckhardt Compression Holding AG	541	180,108
	Burkhalter Holding AG	28,978	2,239,721
*	Calida Holding AG	32,749	1,268,336
#*	Carlo Gavazzi Holding AG	2,982	606,541
	Cembra Money Bank AG	187,433	20,655,417
#	Cicor Technologies, Ltd.	14,897	815,816
	Cie Financiere Tradition SA	10,661	1,347,825
#	Clariant AG	301,120	6,075,692
	Coltene Holding AG	25,850	3,304,044
	Comet Holding AG	850	195,018
	Conzzeta AG	9,616	11,902,765
*	COSMO Pharmaceuticals NV	235	20,665
	Daetwyler Holding AG	12,039	3,585,081
	DKSH Holding AG	225,777	17,336,014
	dormakaba Holding AG	24,057	16,432,672
#*	Dottikon Es Holding AG	1,430	277,302
#*	Dufry AG	399,735	27,274,045
	EFG International AG	675,982	5,184,618
	Emmi AG	15,057	15,209,187
	Energiedienst Holding AG	83,637	3,396,480
#*	Evolva Holding SA	3,349,123	721,187
*	Feintool International Holding AG	16,000	1,210,297
*	Flughafen Zurich AG	126,351	20,788,334
	Forbo Holding AG	8,604	15,618,073
	Galenica AG	39,604	2,469,333
*	GAM Holding AG	1,195,762	3,155,753
	Georg Fischer AG	31,470	42,057,561
	Gurit Holding AG	3,022	7,665,553
	Helvetia Holding AG	224,235	26,322,447
*	Hiag Immobilien Holding AG	20,030	2,307,553
#*	HOCHDORF Holding AG	6,697	427,216
	Huber & Suhner AG	94,378	7,313,059
	Hypothekarbank Lenzburg AG	6	27,438
	Implenia AG	120,182	3,313,938
*	Ina Invest Holding AG	25,352	508,062
	Inficon Holding AG	14,229	14,958,893
	Interroll Holding AG	4,787	16,936,459
	Intershop Holding AG	10,283	6,789,367
	Investis Holding SA	3,673	357,093
*	Jungfraubahn Holding AG	17,432	2,715,118
	Kardex Holding AG	47,102	9,627,823
*	Komax Holding AG	20,789	5,030,126
#	Kudelski SA	217,692	1,007,937
	Landis & Gyr Group AG	34,693	2,333,961
#*	Lastminute.com NV	23,689	938,812
	LEM Holding SA	3,808	7,355,531
	Liechtensteinische Landesbank AG	63,994	3,647,361
	Luzerner Kantonalbank AG	20,110	9,199,938
#*	Meier Tobler Group AG	45,826	782,610
	Metall Zug AG	1,082	2,318,159
#*	Meyer Burger Technology AG	2,931,882	1,344,354
*	Mikron Holding AG	8,692	56,135
	Mobilezone Holding AG	279,877	3,653,280
	Mobimo Holding AG	55,872	17,057,360

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	OC Oerlikon Corp. AG	1,609,083	$18,622,863
*	Orascom Development Holding AG	93,520	1,041,767
#	Orell Fuessli AG	5,028	595,926
	Orior AG	37,151	3,282,842
*	Peach Property Group AG	556	29,231
	Phoenix Mecano AG	4,472	2,170,011
	Plazza AG, Class A	7,122	2,419,834
	PSP Swiss Property AG	326,804	39,813,879
	Rieter Holding AG	20,000	2,692,805
	Romande Energie Holding SA	2,625	3,405,189
#	Schaffner Holding AG	3,363	846,416
	Schweiter Technologies AG	7,099	11,723,018
#	Schweizerische Nationalbank	23	130,885
*	Sensirion Holding AG	229	15,343
	SFS Group AG	124,609	15,506,564
	Siegfried Holding AG	30,001	24,720,948
	SIG Combibloc Group AG	302,634	6,992,376
	Softwareone Holding AG	56,780	1,461,431
	St Galler Kantonalbank AG	17,241	7,776,775
	Sulzer AG	136,230	15,344,884
	Swiss Prime Site AG	55,059	5,082,934
#*	Swiss Steel Holding AG	3,310,891	920,124
	Swissquote Group Holding SA	77,115	9,947,687
	Thurgauer Kantonalbank	3,152	353,700
#*	Tornos Holding AG	26,632	205,137
	TX Group AG	17,190	1,375,881
	u-blox Holding AG	42,416	2,748,243
	Valiant Holding AG	106,532	11,089,432
*	Valora Holding AG	27,553	5,837,153
	VAT Group AG	195,701	54,780,636
	Vaudoise Assurances Holding SA	6,710	3,419,523
*	Vetropack Holding AG	64,600	4,056,456
*	Von Roll Holding AG	378,198	335,074
	Vontobel Holding AG	223,125	17,029,835
	VP Bank AG	24,056	2,909,580
	VZ Holding AG	90,005	7,450,023
*	V-ZUG Holding AG	10,820	1,275,010
	Walliser Kantonalbank	18,991	2,122,091
	Warteck Invest AG	27	65,994
	Ypsomed Holding AG	7,722	1,294,092
	Zehnder Group AG	82,191	6,552,811
	Zug Estates Holding AG, Class B	1,178	2,448,988
	Zuger Kantonalbank AG	700	5,032,929

TOTAL SWITZERLAND			866,607,590

UNITED STATES — (0.0%)
#*	Arko Corp.	135,431	1,346,595

TOTAL COMMON STOCKS			5,749,970,232

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Biotest AG	99,466	3,520,282
	Draegerwerk AG & Co. KGaA	60,431	4,863,713
	Fuchs Petrolub SE	284,114	13,614,534
	Jungheinrich AG	366,703	17,649,303
	Sixt SE	116,451	9,103,483
	STO SE & Co. KGaA	13,696	2,538,931

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Villeroy & Boch AG	49,772	$930,951

TOTAL GERMANY			52,221,197

RIGHTS/WARRANTS — (0.0%)
NORWAY — (0.0%)
*	Nordic Nanovector A.S.	15,774	2,232

TOTAL INVESTMENT SECURITIES (Cost $4,188,000,355)			5,802,193,661

			Value†
SECURITIES LENDING COLLATERAL — (5.1%)
@ §	The DFA Short Term Investment Fund	27,020,554	312,627,808

TOTAL INVESTMENTS — (100.0%)
(Cost $4,500,599,776)			$6,114,821,469

Summary of the Series’ investments as of March 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	—	$223,593,575	—	$223,593,575
Belgium	—	210,049,708	—	210,049,708
Denmark	—	321,332,262	—	321,332,262
Finland	—	366,001,977	—	366,001,977
France	—	600,184,063	—	600,184,063
Germany	$24,826,725	909,110,796	—	933,937,521
Ireland	—	46,864,175	—	46,864,175
Israel	1,003,740	193,112,864	—	194,116,604
Italy	—	500,757,123	—	500,757,123
Netherlands	—	424,228,900	—	424,228,900
Norway	—	149,289,935	—	149,289,935
Portugal	—	44,038,200	—	44,038,200
Spain	—	337,816,019	—	337,816,019
Sweden	—	529,805,985	—	529,805,985
Switzerland	—	866,607,590	—	866,607,590
United States	—	1,346,595	—	1,346,595
Preferred Stocks
Germany	—	52,221,197	—	52,221,197
Rights/Warrants
Norway	—	2,232	—	2,232
Securities Lending Collateral	—	312,627,808	—	312,627,808

TOTAL	$25,830,465	$6,088,991,004	—	$6,114,821,469

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

March 31, 2021

(Unaudited)

		Shares	Value»
COMMON STOCKS — (82.9%)
COMMUNICATION SERVICES — (1.2%)
*	AcuityAds Holdings, Inc.	6,000	$77,393
*	Aimia, Inc.	805,975	3,315,740
*	Cineplex, Inc.	38,046	360,570
#	Cogeco Communications, Inc.	55,312	5,193,615
	Cogeco, Inc.	27,419	2,115,280
	Corus Entertainment, Inc., Class B	982,181	4,470,499
#*	MDF Commerce, Inc.	21,970	206,641
	Quebecor, Inc., Class B	13,600	365,134
*	TeraGo, Inc.	2,400	10,580
#*	WildBrain, Ltd.	664,663	1,502,063
#	Yellow Pages, Ltd.	105,820	1,033,191

TOTAL COMMUNICATION SERVICES			18,650,706

CONSUMER DISCRETIONARY — (5.8%)
*	Aritzia, Inc.	427,638	9,936,365
	AutoCanada, Inc.	139,673	3,400,966
	BMTC Group, Inc.	20,581	195,214
	BRP, Inc.	112,524	9,757,094
	BRP, Inc.	4,149	360,631
#*	Canada Goose Holdings, Inc.	30,280	1,188,599
*	Canada Goose Holdings, Inc.	174,608	6,853,364
*	Dorel Industries, Inc., Class B	82,829	836,397
	Exco Technologies, Ltd.	164,124	1,388,269
	Gamehost, Inc.	83,699	470,212
	Gildan Activewear, Inc.	73,531	2,254,461
*	Great Canadian Gaming Corp.	428,062	14,738,794
*	Intertain Group, Ltd. (The)	70,628	665,400
	Leon’s Furniture, Ltd.	171,679	3,140,686
	Linamar Corp.	216,634	12,771,873
	Martinrea International, Inc.	518,668	5,064,102
#*	MTY Food Group, Inc.	81,415	3,734,819
#	Park Lawn Corp.	121,994	3,195,705
	Pizza Pizza Royalty Corp.	156,674	1,295,331
#*	Points International, Ltd.	50,316	760,726
*	Points International, Ltd.	11,831	177,583
#	Pollard Banknote, Ltd.	25,700	1,055,649
	Recipe Unlimited Corp.	76,777	1,242,044
*	Reitmans Canada, Ltd., Class A	125,155	42,824
#	Sleep Country Canada Holdings, Inc.	160,435	4,054,600
*	Spin Master Corp.	109,740	3,064,197
	Uni-Select, Inc.	193,659	1,397,698
	Zenith Capital Corp.	111,820	50,638

TOTAL CONSUMER DISCRETIONARY			93,094,241

CONSUMER STAPLES — (4.5%)
*	Alcanna, Inc.	125,550	774,260
	Andrew Peller, Ltd., Class A	168,200	1,449,515
	Corby Spirit and Wine, Ltd.	87,267	1,220,085
#	High Liner Foods, Inc.	89,880	961,238
#	Jamieson Wellness, Inc.	275,646	8,065,174
	KP Tissue, Inc.	45,700	396,379
	Lassonde Industries, Inc., Class A	17,800	2,436,222

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	Maple Leaf Foods, Inc.	355,793	$8,111,299
*	Mav Beauty Brands, Inc.	7,000	30,914
#	North West Co., Inc. (The)	319,480	9,281,622
#	Premium Brands Holdings Corp.	182,482	17,387,121
	Primo Water Corp.	96,682	1,572,049
	Primo Water Corp.	813,424	13,249,614
#	Rogers Sugar, Inc.	712,254	3,105,874
*	SunOpta, Inc.	291,540	4,310,347
#*	Village Farms International, Inc.	21,817	288,359
*	Village Farms International, Inc.	20,293	268,476

TOTAL CONSUMER STAPLES			72,908,548

ENERGY — (15.6%)
#*	Advantage Oil & Gas, Ltd.	918,066	1,731,373
#*	Africa Oil Corp.	1,333,299	1,241,314
#	ARC Resources, Ltd.	2,215,726	13,611,367
#*	Athabasca Oil Corp.	2,177,410	918,300
*	Baytex Energy Corp.	1	1
#	Birchcliff Energy, Ltd.	1,289,021	2,677,126
	Cameco Corp.	209,026	3,466,302
	Cameco Corp.	1,119,182	18,589,613
#	Canacol Energy, Ltd.	930,761	2,666,302
#	Cardinal Energy, Ltd.	245,096	510,982
#	CES Energy Solutions Corp.	1,207,291	1,546,700
	Computer Modelling Group, Ltd.	464,145	2,123,684
#	Crescent Point Energy Corp.	2,370,438	9,883,898
#*	Crew Energy, Inc.	384,876	361,386
#*	Denison Mines Corp.	2,613,375	2,848,988
#	Enerflex, Ltd.	448,285	2,892,967
#*	Energy Fuels, Inc.	347,960	1,982,487
#	Enerplus Corp.	1,046,075	5,252,434
#	Ensign Energy Services, Inc.	617,495	550,326
#*	Fission Uranium Corp.	1,962,000	811,841
#	Freehold Royalties, Ltd.	447,473	2,581,507
#	Frontera Energy Corp.	244,929	1,249,300
*	Gasfrac Energy Services, Inc.	91,560	0
#	Gibson Energy, Inc.	940,791	16,671,772
#*	Gran Tierra Energy, Inc.	1,826,935	1,279,305
#	Inter Pipeline, Ltd.	885,858	12,667,198
#*	Kelt Exploration, Ltd.	773,541	1,637,319
#	Keyera Corp.	700,274	14,554,911
*	Lightstream Resources, Ltd.	687,816	0
#*	MEG Energy Corp.	2,470,617	12,818,034
#	North American Construction Group, Ltd.	118,644	1,278,300
	North American Construction Group, Ltd.	9,342	100,427
#*	NuVista Energy, Ltd.	1,093,750	2,062,694
*	Obsidian Energy, Ltd.	1	1
	Ovintiv, Inc.	218,932	5,221,128
#*	Paramount Resources, Ltd., Class A	332,422	2,690,168
*	Parex Resources, Inc.	786,291	14,021,470
	Parkland Corp.	453,150	13,615,775
	Pason Systems, Inc.	379,526	2,681,778
#	Peyto Exploration & Development Corp.	789,824	3,349,854
	PHX Energy Services Corp.	74,028	162,582
	Pinnacle Renewable Energy, Inc.	43,606	391,056
#	PrairieSky Royalty, Ltd.	1,029,307	11,098,202
*	Precision Drilling Corp.	67,041	1,448,363
*	Pulse Seismic, Inc.	38,716	48,984
#*	Questerre Energy Corp., Class A	797,460	117,395

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Secure Energy Services, Inc.	723,755	$2,090,579
*	Seven Generations Energy, Ltd., Class A	1,263,073	8,543,105
#	ShawCor, Ltd.	320,715	1,355,134
*	Storm Resources, Ltd.	5,600	12,165
#	Surge Energy, Inc.	202,365	98,228
*	Tamarack Valley Energy, Ltd.	1,151,040	2,170,737
	TerraVest Industries, Inc.	3,700	49,286
*	Tervita Corp.	46,832	171,794
#	Tidewater Midstream and Infrastructure, Ltd.	1,197,800	981,725
*	Total Energy Services, Inc.	208,963	651,815
*	Touchstone Exploration, Inc.	51,500	70,486
	Tourmaline Oil Corp.	1,134,044	21,585,368
*	TransGlobe Energy Corp.	266,887	420,495
#*	Trican Well Service, Ltd.	1,170,524	1,928,054
#	Vermilion Energy, Inc.	524,924	3,813,604
	Vermilion Energy, Inc.	33,463	243,611
#	Whitecap Resources, Inc.	2,520,529	11,071,315
#*	Yangarra Resources, Ltd.	323,471	288,285

TOTAL ENERGY			250,960,700

FINANCIALS — (10.2%)
	AGF Management, Ltd., Class B	292,248	1,741,814
#	Alaris Equity Partners Income	173,725	2,198,001
	Canaccord Genuity Group, Inc.	444,384	4,066,536
#	Canadian Western Bank	456,902	11,630,695
#	Chesswood Group, Ltd.	56,542	422,479
	CI Financial Corp.	753,001	10,875,283
	Clairvest Group, Inc.	1,900	97,895
	ECN Capital Corp.	2,488,693	15,506,061
	E-L Financial Corp., Ltd.	7,178	5,283,401
#	Element Fleet Management Corp.	1,736,203	18,996,412
#	Equitable Group, Inc.	53,142	5,336,612
#	Fiera Capital Corp.	302,075	2,396,505
	Firm Capital Mortgage Investment Corp.	185,919	2,078,588
	First National Financial Corp.	53,893	2,121,927
#	goeasy, Ltd.	39,839	3,966,147
#*	GoldMoney, Inc.	125,000	309,342
	Guardian Capital Group, Ltd., Class A	88,614	2,080,141
*	Home Capital Group, Inc.	303,217	7,438,673
	iA Financial Corp., Inc.	346,166	18,821,933
	Kingsway Financial Services, Inc.	13,070	60,777
#	Laurentian Bank of Canada	412,090	13,126,413
	Onex Corp.	212,069	13,189,554
#	RF Capital Group, Inc.	173,928	292,025
	Sagen MI Canada Inc.	57,858	2,000,422
#	Sprott, Inc.	121,492	4,615,271
	Timbercreek Financial Corp.	506,740	3,560,527
	TMX Group, Ltd.	75,380	7,833,114
*	Trisura Group, Ltd.	31,411	2,974,634

TOTAL FINANCIALS			163,021,182

HEALTH CARE — (0.9%)
*	CRH Medical Corp.	307,088	1,214,472
#*	Cronos Group, Inc.	252,095	2,384,819
#	Extendicare, Inc.	498,639	3,055,240
	HLS Therapeutics, Inc.	5,300	82,239
*	Knight Therapeutics, Inc.	808,695	3,494,242
#	Medical Facilities Corp.	157,139	910,298

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
*	Organigram Holdings, Inc.	11,400	$39,461
#	Sienna Senior Living, Inc.	282,531	3,219,419
*	Viemed Healthcare Inc.	33,425	338,261

TOTAL HEALTH CARE			14,738,451

INDUSTRIALS — (12.3%)
	Aecon Group, Inc.	270,661	4,184,725
#	AG Growth International, Inc.	136,123	4,807,145
#*	Air Canada	85,511	1,779,353
#	Algoma Central Corp.	48,800	667,908
*	ATS Automation Tooling Systems, Inc.	441,354	9,296,284
#	Badger Daylighting, Ltd.	143,356	4,890,325
	Bird Construction, Inc.	255,438	1,819,185
#*	Black Diamond Group, Ltd.	237,417	655,556
	CAE, Inc.	29,055	827,777
	Calian Group, Ltd.	39,603	1,804,147
	CanWel Building Materials Group, Ltd.	337,453	2,416,708
#	Cargojet, Inc.	6,253	807,263
	Cervus Equipment Corp.	47,197	593,765
	Dexterra Group, Inc.	163,443	760,834
#*	DIRTT Environmental Solutions	273,168	839,046
	Exchange Income Corp.	56,748	1,817,092
	Finning International, Inc.	885,513	22,520,089
*	GDI Integrated Facility Services, Inc.	12,500	525,483
	Hardwoods Distribution, Inc.	15,802	397,974
*	Heroux-Devtek, Inc.	239,845	3,273,129
#*	IBI Group, Inc.	113,900	922,656
	K-Bro Linen, Inc.	57,753	1,926,938
	Magellan Aerospace Corp.	112,778	925,682
#	Morneau Shepell, Inc.	401,948	10,590,036
#	Mullen Group, Ltd.	376,027	3,644,473
#	NFI Group, Inc.	265,623	5,914,006
*	Patriot One Technologies, Inc.	120,000	45,357
	Richelieu Hardware, Ltd.	361,973	11,895,826
	Ritchie Bros Auctioneers, Inc.	49,913	2,922,406
	Russel Metals, Inc.	339,623	6,753,544
#	Savaria Corp.	184,973	2,580,231
#	SNC-Lavalin Group, Inc.	485,756	10,397,737
#	Stantec, Inc.	507,094	21,708,966
	TFI International, Inc.	424,407	31,812,795
#	Toromont Industries, Ltd.	125,548	9,609,662
#	Transcontinental, Inc., Class A	346,473	6,098,498
#	Wajax Corp.	99,180	1,566,582
#	Westshore Terminals Investment Corp.	203,386	3,139,722

TOTAL INDUSTRIALS			197,138,905

INFORMATION TECHNOLOGY — (4.3%)
#	Absolute Software Corp.	303,292	4,211,383
*	BlackBerry, Ltd.	977,994	8,202,480
#*	BlackBerry, Ltd.	1,540,551	12,986,845
*	Celestica, Inc.	36,408	304,735
*	Celestica, Inc.	575,408	4,807,658
*	Descartes Systems Group, Inc. (The)	19,744	1,204,562
*	Descartes Systems Group, Inc. (The)	9,588	584,005
	Enghouse Systems, Ltd.	263,395	12,217,152
#	Evertz Technologies, Ltd.	146,939	1,700,082
*	EXFO, Inc.	60,487	258,948
*	Kinaxis, Inc.	141,544	16,518,535

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
*	Photon Control, Inc.	447,494	$897,338
	Quarterhill, Inc.	575,556	1,177,034
#*	Sierra Wireless, Inc.	241,452	3,552,517
	Vecima Networks, Inc.	6,059	71,091

TOTAL INFORMATION TECHNOLOGY			68,694,365

MATERIALS — (18.6%)
#*	5N Plus, Inc.	414,065	1,515,635
	Acadian Timber Corp.	65,067	1,009,634
	AirBoss of America Corp.	76,006	2,434,345
	Alamos Gold, Inc., Class A	2,007,719	15,688,546
#	Altius Minerals Corp.	169,012	2,018,676
#*	Americas Gold & Silver Corp.	86,596	196,387
*	Amerigo Resources, Ltd.	18,200	13,179
*	Argonaut Gold, Inc.	1,555,539	2,846,933
	B2Gold Corp.	130,208	561,196
*	Canfor Corp.	245,098	5,076,710
	Canfor Pulp Products, Inc.	138,951	984,057
*	Capstone Mining Corp.	2,456,528	8,092,644
#	Cascades, Inc.	430,569	5,389,393
	Centerra Gold, Inc.	1,270,606	11,243,050
#*	China Gold International Resources Corp., Ltd.	1,488,085	4,002,329
#*	Copper Mountain Mining Corp.	690,855	1,709,683
	Dundee Precious Metals, Inc.	810,500	4,946,714
#*	Eldorado Gold Corp.	664,263	7,178,077
*	Eldorado Gold Corp.	111,244	1,200,323
#	Endeavour Mining Corp.	966,160	19,473,893
#*	Endeavour Silver Corp.	360,197	1,782,785
*	ERO Copper Corp.	105,067	1,808,386
#*	First Majestic Silver Corp.	606,133	9,453,499
#*	First Mining Gold Corp.	749,400	214,676
#*	Fortuna Silver Mines, Inc.	574,492	3,725,718
*	Fortuna Silver Mines, Inc.	437,641	2,831,537
#*	Galiano Gold, Inc.	696,057	792,044
*	GoGold Resources, Inc.	40,000	74,799
*	Gold Standard Ventures Corp.	10,700	6,386
#*	Golden Star Resources, Ltd.	374,657	1,106,053
*	Great Panther Mining, Ltd.	17,600	13,865
*	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	45,055	309,528
#	Hudbay Minerals, Inc.	1,003,501	6,867,278
*	IAMGOLD Corp.	2,197,656	6,540,331
*	IAMGOLD Corp.	599,837	1,787,514
#*	Imperial Metals Corp.	346,592	1,238,321
*	Interfor Corp.	299,241	6,738,697
	Intertape Polymer Group, Inc.	203,244	4,528,393
#*	Ivanhoe Mines, Ltd., Class A	2,911,597	14,990,079
#	Labrador Iron Ore Royalty Corp.	289,259	8,523,324
*	Largo Resources, Ltd.	57,371	794,348
#*	Lucara Diamond Corp.	1,564,773	896,504
#*	Lundin Gold, Inc.	86,276	675,544
	Lundin Mining Corp.	459,834	4,731,164
#*	MAG Silver Corp.	9,800	147,542
#*	Major Drilling Group International, Inc.	441,505	2,371,416
*	Mandalay Resources Corp.	464	719
#*	Marathon Gold Corp.	147,500	261,737
#	Methanex Corp.	140,382	5,179,847
	Methanex Corp.	55,254	2,033,347
#*	New Gold, Inc.	3,469,405	5,355,809

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
#*	Northern Dynasty Minerals, Ltd.	76,877	$49,551
#*	OceanaGold Corp.	3,272,419	4,869,439
*	Orbite Technologies, Inc.	73,500	0
#	Osisko Gold Royalties, Ltd.	548,849	6,044,458
#*	Osisko Mining, Inc.	219,488	513,483
	Pan American Silver Corp.	42,818	1,285,825
*	PolyMet Mining Corp.	64,208	203,349
#*	Premier Gold Mines, Ltd.	998,349	2,208,491
#*	Pretium Resources, Inc.	293,903	3,047,774
*	Pretium Resources, Inc.	455,178	4,723,101
*	Roxgold, Inc.	1,208,860	1,490,995
*	Sabina Gold & Silver Corp.	1,421,714	2,047,666
*	Sandstorm Gold, Ltd.	792,058	5,376,187
*	Seabridge Gold, Inc.	61,595	995,460
#	SSR Mining, Inc.	1,130,996	16,172,511
	Stelco Holdings, Inc.	37,984	851,444
#	Stella-Jones, Inc.	207,304	8,409,611
*	Taseko Mines, Ltd.	1,204,804	2,061,215
#*	Torex Gold Resources, Inc.	381,514	4,817,878
#*	Trevali Mining Corp.	2,559,289	397,120
*	Turquoise Hill Resources, Ltd.	6,045	97,264
#*	Turquoise Hill Resources, Ltd.	224,833	3,621,093
*	Wesdome Gold Mines, Ltd.	637,024	4,227,564
	West Fraser Timber Co., Ltd.	160,144	11,521,115
	West Fraser Timber Co., Ltd.	0	13
#	Western Forest Products, Inc.	1,866,235	2,687,901
#	Winpak, Ltd.	124,683	4,471,602
	Yamana Gold, Inc.	3,304,447	14,356,872

TOTAL MATERIALS			297,911,576

REAL ESTATE — (3.0%)
#	Altus Group, Ltd.	261,893	12,595,538
	Bridgemarq Real Estate Services	53,069	692,975
	Colliers International Group, Inc.	165,544	16,265,913
	Colliers International Group, Inc.	4,163	408,973
	DREAM Unlimited Corp., Class A	246,187	4,429,289
	Information Services Corp.	17,674	345,829
#	Invesque, Inc.	191,266	545,108
*	Mainstreet Equity Corp.	31,349	2,006,117
	Melcor Developments, Ltd.	55,340	524,028
	Morguard Corp.	21,982	2,046,546
*	Real Matters, Inc.	341,820	3,889,573
	Tricon Residential, Inc.	467,907	4,788,163

TOTAL REAL ESTATE			48,538,052

UTILITIES — (6.5%)
	AltaGas, Ltd.	678,375	11,303,551
	Atco, Ltd., Class I	131,759	4,374,143
#	Boralex, Inc., Class A	549,954	17,294,646
#	Capital Power Corp.	771,649	22,350,620
#	Innergex Renewable Energy, Inc.	604,787	10,573,063
*	Just Energy Group, Inc.	4,926	4,729
*	Maxim Power Corp.	66,734	126,384
#	Polaris Infrastructure, Inc.	115,463	1,966,188
#	Superior Plus Corp.	781,510	8,843,059
#	TransAlta Corp.	1,784,708	16,899,837
	TransAlta Corp.	16,789	158,824

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»
UTILITIES — (Continued)
# TransAlta Renewables, Inc.	614,934	$10,065,403

TOTAL UTILITIES		103,960,447

TOTAL COMMON STOCKS		1,329,617,173

RIGHTS/WARRANTS — (0.1%)
ENERGY — (0.0%)
* Cenovus Energy, Inc. Warrants 01/01/26	41,142	163,691

MATERIALS — (0.1%)
* Pan American Silver Corp. Rights 02/22/29	1,876,416	1,632,482

TOTAL RIGHTS/WARRANTS		1,796,173

TOTAL INVESTMENT SECURITIES (Cost $1,002,603,631)		1,331,413,346

		Value†
SECURITIES LENDING COLLATERAL — (17.0%)
@§ The DFA Short Term Investment Fund	23,493,974	271,825,278

TOTAL INVESTMENTS — (100.0%)
(Cost $1,274,413,566)^^		$1,603,238,624

Summary of the Series’ investments as of March 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$18,650,706	—	—	$18,650,706
Consumer Discretionary	92,378,203	$716,038	—	93,094,241
Consumer Staples	72,908,548	—	—	72,908,548
Energy	250,960,700	—	—	250,960,700
Financials	163,021,182	—	—	163,021,182
Health Care	14,738,451	—	—	14,738,451
Industrials	197,138,905	—	—	197,138,905
Information Technology	68,694,365	—	—	68,694,365
Materials	297,911,576	—	—	297,911,576
Real Estate	48,538,052	—	—	48,538,052
Utilities	103,955,718	4,729	—	103,960,447
Rights/Warrants
Energy	—	163,691	—	163,691
Materials	—	1,632,482	—	1,632,482

Securities Lending Collateral	—	271,825,278	—	271,825,278

TOTAL	$1,328,896,406	$274,342,218	—	$1,603,238,624

ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At March 31, 2021, the Trust consisted of eleven operational investment portfolios, of which five The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (collectively, the “Series”), are included in this document.

SECURITY VALUATION

The Series use a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL INSTRUMENTS

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Derivative Financial Instruments

Summarized below are the specific types of derivative instruments used by the Series.

2. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum initial margin requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as variation margin and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. Entering into stock index futures subjects the Series to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

FEDERAL TAX COST

At March 31, 2021, the total cost of securities for federal income tax purposes was:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The Japanese Small Company Series	$2,832,803	—	—	—
The Asia Pacific Small Company Series	1,674,747	—	—	—
The United Kingdom Small Company Series	1,603,615	—	—	—
The Continental Small Company Series	4,532,864	—	—	—
The Canadian Small Company Series	1,300,419	—	—	—

RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Trust’s adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.

In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Series’ early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.

On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

CORONAVIRUS (COVID-19) PANDEMIC

The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.

SUBSEQUENT EVENT EVALUATIONS

On November 12, 2020, President Trump issued an Executive Order titled “Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Series.